UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Limited Term Bond Fund Class A, Class T, Class B and Class C Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	10.0%
AAA	14.5%
AA	3.6%
A	26.3%
BBB	38.5%
BB and Below	6.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.2%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	7.9%
AAA	16.1%
AA	4.3%
A	27.8%
BBB	37.0%
BB and Below	4.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	2.7	2.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	2.6	2.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	70.3%
U.S. Government and U.S. Government Agency Obligations	10.0%
Asset-Backed Securities	8.4%
CMOs and Other Mortgage Related Securities	7.7%
Municipal Bonds	0.8%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 15.5%

 ** Futures and Swaps - 0.0%

As of August 31, 2015*,**
Corporate Bonds	68.9%
U.S. Government and U.S. Government Agency Obligations	7.9%
Asset-Backed Securities	9.4%
CMOs and Other Mortgage Related Securities	8.5%
Municipal Bonds	0.4%
Other Investments	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 15.6%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 69.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 2.3%
American Honda Finance Corp.:
1.2% 7/14/17	$5,000,000	$4,989,465
1.7% 2/22/19	1,918,000	1,920,835
2.125% 10/10/18	500,000	505,172
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	2,000,000	1,987,328
1.45% 8/1/16 (a)	1,461,000	1,461,260
1.65% 5/18/18 (a)	3,000,000	2,962,203
2.25% 3/2/20 (a)	3,020,000	2,975,839
2.375% 8/1/18 (a)	1,000,000	1,005,376
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	2,947,344
3% 9/25/17	3,000,000	3,002,646
3.15% 1/15/20	5,000,000	4,885,795
3.2% 7/13/20	5,000,000	4,833,350
4.2% 3/1/21	3,000,000	3,004,503
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,000,000	982,470
2.4% 5/22/20 (a)	3,098,000	2,937,582
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	620,000	607,431
2.125% 11/20/18 (a)	1,500,000	1,451,678
2.375% 3/22/17 (a)	600,000	599,731
		43,060,008
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,126,623
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.1% 12/7/18	742,000	751,582
2.2% 5/26/20	5,000,000	5,046,465
2.75% 12/9/20	345,000	355,023
		6,153,070
Household Durables - 0.4%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,035,000
4% 2/15/20	3,000,000	3,052,500
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,556,250
		7,643,750
Media - 3.9%
21st Century Fox America, Inc. 6.9% 3/1/19	750,000	851,442
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,011,283
CBS Corp. 2.3% 8/15/19	1,500,000	1,507,266
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	10,000,000	10,024,900
Comcast Corp.:
5.7% 5/15/18	42,000	45,824
6.3% 11/15/17	6,000,000	6,491,640
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000,000	4,283,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,726,544
5.875% 10/1/19	5,034,000	5,631,294
Discovery Communications LLC 5.05% 6/1/20	322,000	337,086
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	3,018,849
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,708
1.65% 9/29/17	5,050,000	5,028,633
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,187,806
6.75% 7/1/18	1,141,000	1,243,342
8.25% 4/1/19	500,000	571,677
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,982,546
6.875% 6/15/18	5,095,000	5,642,483
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,887,974
3.5% 4/1/17	455,000	459,508
6.125% 10/5/17	3,179,000	3,337,079
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,110,034
		73,658,418

TOTAL CONSUMER DISCRETIONARY		131,641,869

CONSUMER STAPLES - 6.1%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	5,047,390
2.15% 2/1/19	1,500,000	1,521,384
2.65% 2/1/21	3,890,000	3,959,207
3.3% 2/1/23	4,190,000	4,307,245
Heineken NV 1.4% 10/1/17 (a)	321,000	320,893
PepsiCo, Inc. 7.9% 11/1/18	815,000	948,238
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	2,310,000	2,322,703
2.45% 1/15/17 (a)	1,280,000	1,290,098
		19,717,158
Food & Staples Retailing - 1.1%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,555,249
2.25% 12/5/18	8,376,000	8,462,742
2.25% 8/12/19	5,000,000	5,058,430
2.8% 7/20/20	1,496,000	1,531,983
Kroger Co. 1.1496% 10/17/16 (b)	5,000,000	5,002,120
		21,610,524
Food Products - 1.8%
Cargill, Inc. 6% 11/27/17 (a)	106,000	113,511
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,220,116
General Mills, Inc.:
1.4% 10/20/17	3,000,000	3,000,747
2.2% 10/21/19	2,000,000	2,020,428
5.7% 2/15/17	5,000,000	5,216,580
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	614,731
5.375% 2/10/20	5,000,000	5,533,035
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,855,291
2.5% 3/15/20	1,964,000	1,980,482
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,094,591
William Wrigley Jr. Co. 2% 10/20/17 (a)	428,000	429,018
		34,078,530
Tobacco - 2.1%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,093,715
BAT International Finance PLC:
1.85% 6/15/18 (a)	7,000,000	7,028,826
2.75% 6/15/20 (a)	3,160,000	3,227,204
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	1,906,000	1,904,205
2.05% 7/20/18 (a)	2,866,000	2,852,217
2.95% 7/21/20 (a)	3,000,000	3,042,849
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,913,686
1.875% 1/15/19	2,641,000	2,672,975
2.15% 2/25/21	3,088,000	3,069,932
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,764,970
3.25% 6/12/20	1,162,000	1,208,456
4% 6/12/22	1,077,000	1,162,732
6.75% 6/15/17	513,000	550,695
		40,492,462

TOTAL CONSUMER STAPLES		115,898,674

ENERGY - 6.4%
Energy Equipment & Services - 1.2%
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	5,074,105
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	775,116
Halliburton Co. 2.7% 11/15/20	10,247,000	10,100,007
Nabors Industries, Inc. 2.35% 9/15/16	257,000	254,406
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	601,065
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	1,972,447
4% 3/16/18	102,000	81,600
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	848,196
Transocean, Inc. 3% 10/15/17 (b)	3,500,000	3,150,000
		22,856,942
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	45,258
6.375% 9/15/17	555,000	563,897
BG Energy Capital PLC 2.875% 10/15/16 (a)	620,000	623,156
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,900,130
2.248% 11/1/16	620,000	623,230
2.521% 1/15/20	4,688,000	4,602,936
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	379,270
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	262,092
Chevron Corp. 1.961% 3/3/20	4,000,000	3,945,772
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	2,107,000	2,021,527
3.3% 6/1/20 (a)	1,439,000	1,347,461
ConocoPhillips Co.:
1.5% 5/15/18	4,373,000	4,174,816
2.2% 5/15/20	1,962,000	1,813,934
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	266,520
2.7% 4/1/19	821,000	673,348
Devon Energy Corp. 2.25% 12/15/18	3,484,000	3,036,045
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	21,247
Enable Midstream Partners LP 2.4% 5/15/19	174,000	134,048
Enbridge, Inc. 0.8662% 6/2/17 (b)	2,613,000	2,497,215
Encana Corp. 6.5% 5/15/19	5,000,000	4,106,895
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	612,715
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,508,058
2.55% 10/15/19	178,000	172,265
Exxon Mobil Corp.:
2.25% 3/1/21	3,780,000	3,780,000
2.75% 3/1/23	2,954,000	2,954,000
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (a)	20,000	20,233
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,624,635
Kinder Morgan, Inc.:
2% 12/1/17	393,000	375,315
3.05% 12/1/19	3,758,000	3,469,198
Marathon Petroleum Corp.:
2.7% 12/14/18	436,000	422,271
3.5% 3/1/16	875,000	875,000
Petro-Canada 6.05% 5/15/18	3,326,000	3,402,714
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,391,500
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	3,000,000	2,814,150
Petroleos Mexicanos:
3.125% 1/23/19	77,000	74,866
3.5% 7/18/18	5,000,000	4,962,500
3.5% 7/23/20 (a)	1,355,000	1,277,088
5.5% 2/4/19 (a)	2,000,000	2,068,000
6.375% 2/4/21 (a)	2,000,000	2,079,500
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,275,823
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	2,662,155
5.75% 1/15/20	962,000	927,449
Schlumberger Investment SA 1.25% 8/1/17 (a)	1,000,000	982,971
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,227,234
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	1,782,720
4.05% 1/23/20	864,000	557,280
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	27,963
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	88,608
Suncor Energy, Inc. 6.1% 6/1/18	944,000	968,638
Total Capital International SA 2.125% 1/10/19	2,000,000	1,994,442
TransCanada PipeLines Ltd.:
1.4111% 1/12/18 (b)	2,500,000	2,454,215
1.625% 11/9/17	3,000,000	2,947,137
1.875% 1/12/18	3,000,000	2,942,763
3.125% 1/15/19	1,693,000	1,703,783
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	394,288
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,098,480
5.375% 6/1/21	600,000	512,543
		99,471,297

TOTAL ENERGY		122,328,239

FINANCIALS - 33.4%
Banks - 16.2%
ABN AMRO Bank NV 2.5% 10/30/18 (a)	4,000,000	4,036,288
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	566,226
2.25% 6/13/19	2,000,000	2,008,374
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	520,000	518,700
4% 4/14/19 (a)	2,575,000	2,369,000
6.369% 6/16/18(a)	962,000	967,291
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,406,537
2% 1/11/18	11,200,000	11,160,733
2.25% 4/21/20	6,000,000	5,880,714
2.6% 1/15/19	7,495,000	7,530,421
2.65% 4/1/19	7,100,000	7,136,210
5.75% 12/1/17	1,150,000	1,219,627
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,037,454
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	590,000	587,812
2.3% 3/5/20 (a)	3,000,000	2,979,918
2.35% 9/8/19 (a)	3,050,000	3,070,072
2.7% 9/9/18 (a)	500,000	507,476
Barclays PLC:
2% 3/16/18	5,000,000	4,902,945
2.75% 11/8/19	2,831,000	2,779,985
2.875% 6/8/20	3,000,000	2,875,242
3.25% 1/12/21	2,046,000	1,972,520
BNP Paribas 2.375% 9/14/17	6,000,000	6,057,180
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,963,892
BPCE SA:
1.625% 2/10/17	450,000	449,508
2.5% 7/15/19	2,000,000	2,012,936
Capital One NA:
2.35% 8/17/18	500,000	497,679
2.4% 9/5/19	2,000,000	1,973,672
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,064,550
Citigroup, Inc.:
0.747% 6/9/16 (b)	3,000,000	2,995,281
1.55% 8/14/17	2,000,000	1,989,300
1.7% 4/27/18	1,500,000	1,484,054
1.75% 5/1/18	2,870,000	2,841,601
1.85% 11/24/17	3,000,000	2,990,352
2.15% 7/30/18	2,000,000	1,992,866
2.4% 2/18/20	4,000,000	3,964,536
2.5% 9/26/18	1,500,000	1,509,650
2.5% 7/29/19	2,000,000	2,004,824
2.55% 4/8/19	3,000,000	3,009,075
2.65% 10/26/20	3,000,000	2,995,935
4.4% 6/10/25	2,604,000	2,596,412
Citizens Bank NA:
2.3% 12/3/18	1,384,000	1,385,749
2.45% 12/4/19	3,000,000	2,976,399
Comerica, Inc. 2.125% 5/23/19	345,000	339,321
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	755,015
2.3% 9/6/19	2,000,000	2,013,424
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	1,997,872
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,052,856
Credit Suisse AG 6% 2/15/18	3,680,000	3,896,012
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	1,987,596
2.3% 5/28/19	5,750,000	5,703,437
3% 10/29/21	1,500,000	1,501,599
Discover Bank:
2% 2/21/18	5,920,000	5,848,623
2.6% 11/13/18	2,000,000	1,997,984
Fifth Third Bancorp:
2.3% 3/1/19	279,000	279,360
2.875% 7/27/20	3,200,000	3,225,056
4.5% 6/1/18	3,024,000	3,182,355
5.45% 1/15/17	291,000	300,530
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,004,531
First Horizon National Corp. 3.5% 12/15/20	3,000,000	2,978,658
HBOS PLC 6.75% 5/21/18 (a)	509,000	547,333
HSBC Bank PLC 1.5% 5/15/18 (a)	1,570,000	1,560,379
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	2,968,404
2.625% 9/24/18	262,000	263,510
Huntington Bancshares, Inc. 7% 12/15/20	180,000	213,584
Huntington National Bank 2.2% 4/1/19	1,000,000	991,448
ING Bank NV 1.8% 3/16/18 (a)	3,000,000	2,994,819
Intesa Sanpaolo SpA 2.375% 1/13/17	10,750,000	10,784,121
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,500,718
1.625% 5/15/18	4,500,000	4,477,964
2% 8/15/17	4,500,000	4,520,547
2.2% 10/22/19	10,058,000	10,052,247
2.25% 1/23/20	3,000,000	2,993,340
2.35% 1/28/19	1,942,000	1,961,261
2.55% 10/29/20	3,000,000	3,006,915
2.75% 6/23/20	3,000,000	3,032,724
KeyCorp. 2.3% 12/13/18	2,000,000	2,000,810
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	3,971,088
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	2,985,951
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,958,391
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	4,000,000	4,035,252
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	1,940,000	1,928,211
1.8% 3/26/18 (a)	1,500,000	1,492,547
2.45% 4/16/19 (a)	1,400,000	1,409,345
2.65% 9/25/19 (a)	2,000,000	2,027,798
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,225,025
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,007,280
PNC Bank NA:
1.5% 2/23/18	2,100,000	2,094,303
1.8% 11/5/18	2,000,000	1,999,910
2.4% 10/18/19	3,000,000	3,041,841
Regions Financial Corp.:
2% 5/15/18	5,330,000	5,282,739
3.2% 2/8/21	4,000,000	3,980,616
Royal Bank of Canada:
1.5% 1/16/18	2,720,000	2,716,176
4.65% 1/27/26	2,144,000	2,162,595
Royal Bank of Scotland Group PLC 1.5431% 3/31/17 (b)	8,715,000	8,687,260
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	941,262
2.25% 7/11/19	3,500,000	3,502,478
2.45% 1/10/19	590,000	595,455
2.45% 1/16/20	3,000,000	3,001,353
2.65% 7/23/20	3,000,000	3,029,907
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	926,272
2.5% 5/1/19	550,000	552,672
3% 3/3/21	2,828,000	2,821,863
3.5% 1/20/17	1,378,000	1,401,239
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,994,100
The Toronto-Dominion Bank:
2.25% 11/5/19	2,000,000	2,022,318
2.625% 9/10/18	1,200,000	1,223,944
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,297,769
2.15% 1/15/19	5,500,000	5,538,621
2.6% 7/22/20	3,000,000	3,034,137
		308,093,067
Capital Markets - 4.5%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	993,530
2.5% 2/13/19	2,250,000	2,201,945
Goldman Sachs Group, Inc.:
1.312% 12/15/17 (b)	3,000,000	2,986,422
2.375% 1/22/18	8,850,000	8,903,658
2.625% 1/31/19	13,000,000	13,098,852
5.95% 1/18/18	1,693,000	1,805,222
6.15% 4/1/18	402,000	433,292
Lazard Group LLC:
4.25% 11/14/20	543,000	557,173
6.85% 6/15/17	125,000	131,425
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,027,170
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	42,433
6.875% 4/25/18	726,000	792,950
Morgan Stanley:
1.875% 1/5/18	2,000,000	1,995,018
2.125% 4/25/18	3,580,000	3,578,965
2.375% 7/23/19	9,660,000	9,638,941
2.5% 1/24/19	1,750,000	1,759,051
2.65% 1/27/20	11,000,000	10,983,522
4.75% 3/22/17	2,000,000	2,065,596
4.875% 11/1/22	2,000,000	2,108,646
5.5% 1/26/20	2,000,000	2,197,642
5.625% 9/23/19	112,000	122,919
5.95% 12/28/17	383,000	408,970
7.3% 5/13/19	603,000	689,615
UBS AG Stamford Branch:
1.3031% 3/26/18 (b)	3,000,000	2,992,602
1.375% 6/1/17	5,675,000	5,660,688
1.375% 8/14/17	6,700,000	6,674,969
		84,851,216
Consumer Finance - 4.4%
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	2,970,000
3.25% 11/5/18	3,000,000	2,947,500
American Express Co. 1.55% 5/22/18	3,000,000	2,968,890
American Express Credit Corp. 2.125% 3/18/19	5,520,000	5,521,932
American Honda Finance Corp. 1.5% 9/11/17 (a)	620,000	620,854
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,449,995
Discover Financial Services 6.45% 6/12/17	3,381,000	3,545,655
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	1,986,500
1.684% 9/8/17	1,000,000	985,346
2.145% 1/9/18	2,500,000	2,487,068
2.24% 6/15/18	6,000,000	5,913,252
2.597% 11/4/19	5,000,000	4,926,150
2.875% 10/1/18	2,500,000	2,501,283
3% 6/12/17	4,500,000	4,537,733
3.157% 8/4/20	3,000,000	2,987,739
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,628,682
Hyundai Capital America:
1.45% 2/6/17 (a)	632,000	629,895
2% 3/19/18 (a)	1,891,000	1,882,540
2.125% 10/2/17 (a)	2,437,000	2,438,972
2.55% 2/6/19 (a)	4,759,000	4,773,653
2.6% 3/19/20 (a)	2,000,000	2,001,038
2.875% 8/9/18 (a)	2,606,000	2,625,584
John Deere Capital Corp. 1.6% 7/13/18	590,000	590,660
Synchrony Financial:
1.875% 8/15/17	173,000	171,112
2.6% 1/15/19	3,000,000	2,975,190
2.7% 2/3/20	2,500,000	2,450,305
3% 8/15/19	3,000,000	3,004,803
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,000,930
2% 10/24/18	2,500,000	2,526,355
		84,049,616
Diversified Financial Services - 1.4%
AIG Global Funding 1.65% 12/15/17 (a)	2,000,000	1,995,132
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	624,668
Brixmor Operating Partnership LP 3.875% 8/15/22	1,161,000	1,079,701
GE Capital International Funding Co. 2.342% 11/15/20 (a)	11,630,000	11,747,835
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	351,491
2.75% 12/1/20	619,000	629,216
McGraw Hill Financial, Inc. 2.5% 8/15/18	1,049,000	1,054,303
Moody's Corp. 2.75% 7/15/19	8,000,000	8,153,616
		25,635,962
Insurance - 3.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,179,925
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,061,296
AIA Group Ltd. 2.25% 3/11/19 (a)	3,529,000	3,531,064
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,260,921
3.3% 3/1/21	987,000	997,892
4.875% 6/1/22	1,484,000	1,583,444
5.85% 1/16/18	1,910,000	2,036,614
Aon Corp.:
3.125% 5/27/16	2,000,000	2,009,400
5% 9/30/20	2,178,000	2,402,872
Aon PLC 2.8% 3/15/21	7,000,000	7,050,967
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,000,926
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	259,000	253,820
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,653
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,599,000	6,039,680
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	498,586
2.35% 3/6/20	5,000,000	5,007,650
2.55% 10/15/18	517,000	528,825
MassMutual Global Funding II 2.35% 4/9/19 (a)	1,000,000	1,012,422
MetLife, Inc.:
1.756% 12/15/17 (b)	269,000	269,107
1.903% 12/15/17 (b)	180,000	180,075
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	1,500,000	1,500,198
1.5% 1/10/18 (a)	4,431,000	4,399,890
2% 4/14/20 (a)	3,000,000	2,952,063
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,486,546
Pacific LifeCorp 6% 2/10/20 (a)	1,579,000	1,766,724
Pricoa Global Funding I:
1.15% 11/25/16 (a)	2,000,000	1,999,230
1.6% 5/29/18 (a)	967,000	961,402
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,212,285
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,499,112
Symetra Financial Corp. 6.125% 4/1/16 (a)	892,000	895,440
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	280,000	281,411
Unum Group:
5.625% 9/15/20	2,743,000	3,003,489
7.125% 9/30/16	704,000	725,257
		74,607,186
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	201,461
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,291,753
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,851,579
5.875% 10/15/19	446,000	495,049
DDR Corp.:
4.75% 4/15/18	1,634,000	1,699,563
7.5% 4/1/17	389,000	410,565
Digital Delta Holdings LLC 3.4% 10/1/20 (a)	1,735,000	1,765,408
Duke Realty LP:
5.95% 2/15/17	354,000	367,509
6.75% 3/15/20	35,000	40,124
8.25% 8/15/19	7,000	8,297
Equity One, Inc. 6% 9/15/17	509,000	536,860
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,648,826
3.375% 6/1/25	3,000,000	3,052,035
5.75% 6/15/17	442,000	463,662
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	5,088,395
5.9% 4/1/20	5,000	5,734
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,076,506
Health Care Property Investors, Inc. 6% 1/30/17	750,000	776,806
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	249,343
4.7% 9/15/17	2,436,000	2,536,980
HRPT Properties Trust:
6.25% 6/15/17	186,000	191,489
6.65% 1/15/18	95,000	100,034
Select Income REIT 2.85% 2/1/18	597,000	595,066
Simon Property Group LP 2.2% 2/1/19	462,000	467,136
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	450,828
		27,371,008
Real Estate Management & Development - 1.5%
BioMed Realty LP 3.85% 4/15/16	1,379,000	1,380,294
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	53,290
5.7% 5/1/17	369,000	383,280
6% 4/1/16	2,124,000	2,131,217
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,122,643
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,126,989
5.5% 12/15/16	2,260,000	2,324,824
6.625% 10/1/17	2,707,000	2,880,890
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	434,917
4.5% 4/18/22	185,000	180,117
7.75% 8/15/19	1,298,000	1,424,996
Prime Property Funding, Inc. 5.7% 4/15/17 (a)	405,000	417,554
Reckson Operating Partnership LP 6% 3/31/16	152,000	152,500
Regency Centers LP 5.875% 6/15/17	187,000	196,458
Tanger Properties LP 6.125% 6/1/20	606,000	689,085
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,866,673
1.55% 9/26/16	346,000	346,160
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,734,079
4% 4/30/19	6,000,000	6,266,298
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,153,477
		28,265,741

TOTAL FINANCIALS		632,873,796

HEALTH CARE - 3.8%
Biotechnology - 1.5%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,061,398
1.8% 5/14/18	3,972,000	3,960,811
2.5% 5/14/20	7,349,000	7,344,106
Amgen, Inc.:
0.9982% 5/22/17 (b)	3,000,000	2,991,537
1.25% 5/22/17	1,500,000	1,496,820
2.125% 5/1/20	1,618,000	1,607,023
2.2% 5/22/19	4,290,000	4,345,178
5.85% 6/1/17	446,000	469,860
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,555,995
2.875% 8/15/20	3,000,000	3,041,232
		27,873,960
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,487,877
2.675% 12/15/19	329,000	335,914
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,774,209
2.5% 3/15/20	2,200,000	2,253,757
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,690,211
		8,541,968
Health Care Providers & Services - 1.0%
Cardinal Health, Inc. 1.95% 6/15/18	462,000	462,152
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	276,071
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,492,229
2.25% 6/15/19	1,000,000	993,543
McKesson Corp. 2.284% 3/15/19	686,000	688,483
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,130,296
1.9% 7/16/18	3,000,000	3,028,026
2.125% 3/15/21	3,000,000	2,999,637
2.7% 7/15/20	1,361,000	1,398,466
2.875% 12/15/21	2,000,000	2,053,886
WellPoint, Inc.:
1.875% 1/15/18	326,000	325,322
2.25% 8/15/19	2,950,000	2,932,188
		18,780,299
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	135,518
2.15% 12/14/18	881,000	881,393
2.4% 2/1/19	3,086,000	3,096,063
		4,112,974
Pharmaceuticals - 0.7%
Actavis Funding SCS:
1.3% 6/15/17	2,400,000	2,387,438
2.35% 3/12/18	3,000,000	3,018,123
2.45% 6/15/19	352,000	353,012
3% 3/12/20	1,157,000	1,176,914
Bayer U.S. Finance LLC:
1.5% 10/6/17 (a)	1,863,000	1,866,385
2.375% 10/8/19 (a)	1,481,000	1,502,152
Mylan, Inc. 1.35% 11/29/16	160,000	158,895
Perrigo Co. PLC 1.3% 11/8/16	200,000	198,841
Perrigo Finance PLC 3.5% 12/15/21	263,000	260,641
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,180
Zoetis, Inc.:
1.875% 2/1/18	1,616,000	1,598,592
3.45% 11/13/20	493,000	502,205
		13,233,378

TOTAL HEALTH CARE		72,542,579

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,676,552
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,635,606
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,402,596
The Boeing Co. 1.65% 10/30/20	3,000,000	2,963,865
		14,678,619
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	131,410	133,539
6.795% 2/2/20	2,618	2,716
6.9% 7/2/19	24,663	25,080
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	151,811	155,439
8.36% 1/20/19	96,657	99,741
		416,515
Industrial Conglomerates - 0.7%
Covidien International Finance SA 6% 10/15/17	442,000	473,015
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,999,498
2.4% 9/15/20	619,000	632,000
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,904,545
3% 12/15/20	5,100,000	5,152,765
		13,161,823
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	261,329
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	414,000	404,168
2.625% 9/4/18	1,628,000	1,579,689
3.75% 2/1/22	1,228,000	1,141,008
3.875% 4/1/21	500,000	483,750
4.75% 3/1/20	605,000	615,588
		4,224,203

TOTAL INDUSTRIALS		32,742,489

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,021,297
2.125% 3/1/19	1,500,000	1,531,863
2.45% 6/15/20	3,000,000	3,073,731
		7,626,891
Electronic Equipment & Components - 0.5%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,422,150
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,010,647
2.375% 12/17/18	99,000	99,440
6.55% 10/1/17	4,476,000	4,805,832
		9,338,069
IT Services - 0.4%
MasterCard, Inc. 2% 4/1/19	289,000	293,400
The Western Union Co.:
2.875% 12/10/17	773,000	786,382
3.65% 8/22/18	3,111,000	3,176,238
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,459,338
2.95% 3/15/17	1,057,000	1,059,252
		7,774,610
Software - 0.4%
Oracle Corp.:
2.25% 10/8/19	1,552,000	1,590,133
2.5% 5/15/22	5,000,000	5,028,325
		6,618,458
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85% 5/6/21	850,000	883,223
Hewlett Packard Enterprise Co.:
2.85% 10/5/18 (a)	4,000,000	4,001,316
3.6% 10/15/20 (a)	3,000,000	2,991,930
		7,876,469

TOTAL INFORMATION TECHNOLOGY		39,234,497

MATERIALS - 1.4%
Chemicals - 0.7%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,293,766
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,247,266
Ecolab, Inc.:
1.45% 12/8/17	335,000	333,324
1.55% 1/12/18	2,500,000	2,489,298
Monsanto Co. 2.125% 7/15/19	3,000,000	3,017,427
Sherwin-Williams Co. 1.35% 12/15/17	620,000	618,932
		13,000,013
Metals & Mining - 0.7%
Anglo American Capital PLC:
1.572% 4/15/16 (a)(b)	1,624,000	1,600,510
3.625% 5/14/20 (a)	1,513,000	1,202,835
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	630,000	633,211
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	613,050
2.375% 3/15/18	4,000,000	3,445,000
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,390,387
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,287,500
Vale Overseas Ltd. 6.25% 1/23/17	403,000	406,264
		12,578,757

TOTAL MATERIALS		25,578,770

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,612,166
2.375% 11/27/18	10,000,000	10,107,600
2.45% 6/30/20	1,563,000	1,556,843
BellSouth Corp. 4.821% 4/26/16 (a)(b)	3,000,000	3,017,844
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	998,730
1.625% 6/28/16	4,314,000	4,321,002
2.35% 2/14/19	4,296,000	4,336,666
CenturyLink, Inc. 6.15% 9/15/19	592,000	608,280
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (a)	923,000	924,911
5.75% 3/23/16	2,000,000	2,005,562
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	614,143
1.35% 6/9/17	750,000	749,611
2% 11/1/16	1,279,000	1,286,130
2.5% 9/15/16	1,044,000	1,052,060
2.625% 2/21/20	2,913,000	2,953,255
3.65% 9/14/18	6,000,000	6,279,426
4.5% 9/15/20	3,000,000	3,262,587
6.1% 4/15/18	3,425,000	3,721,218
		49,408,034
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,657,489
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,600,068
1.625% 3/20/17	5,400,000	5,421,832
5.45% 6/10/19	2,000,000	2,191,938
		12,871,327

TOTAL TELECOMMUNICATION SERVICES		62,279,361

UTILITIES - 4.6%
Electric Utilities - 2.4%
AmerenUE 6.4% 6/15/17	519,000	550,381
American Electric Power Co., Inc. 1.65% 12/15/17	1,827,000	1,814,441
Commonwealth Edison Co. 2.15% 1/15/19	188,000	190,007
Duke Energy Corp.:
0.9922% 4/3/17 (b)	2,894,000	2,872,836
1.625% 8/15/17	3,304,000	3,301,205
2.1% 6/15/18	5,395,000	5,406,205
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	54,802
Edison International 3.75% 9/15/17	431,000	443,996
Eversource Energy 1.45% 5/1/18	153,000	151,174
Exelon Corp.:
1.55% 6/9/17	311,000	309,492
2.85% 6/15/20	458,000	461,886
FirstEnergy Corp.:
2.75% 3/15/18	6,652,000	6,719,777
4.25% 3/15/23	600,000	626,340
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	695,750
Hydro-Quebec 2% 6/30/16	2,500,000	2,511,300
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,566,340
LG&E and KU Energy LLC 3.75% 11/15/20	2,000	2,100
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,719,876
6.5% 8/1/18	273,000	302,209
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,904,000	2,899,182
PacifiCorp 5.5% 1/15/19	2,750,000	3,034,515
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	122,183
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,029,604
TECO Finance, Inc.:
1.2169% 4/10/18 (b)	3,000,000	2,957,541
5.15% 3/15/20	252,000	274,297
Xcel Energy, Inc. 1.2% 6/1/17	3,153,000	3,141,838
		45,159,277
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (a)	1,096,000	1,150,942
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.85% 12/1/17	704,000	704,132
2.375% 6/1/20	1,087,000	1,068,419
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,721,676
		4,494,227
Multi-Utilities - 1.9%
Ameren Illinois Co. 6.125% 11/15/17	62,000	66,639
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	1,000,000	997,097
2% 11/15/18	544,000	544,917
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,204,118
1.9% 6/15/18	2,540,000	2,526,756
2.5% 12/1/19	7,382,000	7,438,081
2.9031% 9/30/66 (b)	651,000	437,505
7.5% 6/30/66 (b)	567,000	474,863
NiSource Finance Corp.:
3.85% 2/15/23	700,000	729,931
5.45% 9/15/20	43,000	47,595
6.4% 3/15/18	888,000	963,072
NSTAR 4.5% 11/15/19	2,500,000	2,699,093
PG&E Corp. 2.4% 3/1/19	74,000	74,746
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,156,255
Sempra Energy:
2.3% 4/1/17	4,935,000	4,967,127
2.4% 3/15/20	1,890,000	1,854,825
2.85% 11/15/20	1,392,000	1,397,163
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,000,481
2.45% 6/15/20	2,901,000	2,937,341
6.25% 5/15/67 (b)	454,000	335,960
		35,853,565

TOTAL UTILITIES		86,658,011

TOTAL NONCONVERTIBLE BONDS
(Cost $1,330,486,155)		1,321,778,285

U.S. Treasury Obligations - 7.8%
U.S. Treasury Notes:
0.75% 2/15/19	$64,146,000	$63,847,822
0.875% 10/15/17	10,230,000	10,243,186
1% 5/15/18	12,459,000	12,504,264
1.125% 1/15/19	11,574,000	11,646,789
1.375% 3/31/20 (c)	9,683,000	9,768,859
1.375% 1/31/21	30,000,000	30,199,230
1.75% 12/31/20	10,000,000	10,242,190
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $148,247,181)		148,452,340

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.5%
2.45% 11/1/36 (b)	149,520	157,298
2.468% 1/1/40 (b)	159,432	167,747
2.471% 3/1/40 (b)	117,232	123,895
2.489% 12/1/33 (b)	622,566	656,878
2.51% 7/1/35 (b)	76,754	81,056
2.557% 3/1/40 (b)	83,774	88,367
2.557% 6/1/42 (b)	51,722	53,279
2.595% 4/1/35 (b)	371,174	390,798
2.685% 12/1/39 (b)	46,132	48,780
2.689% 2/1/42 (b)	533,419	554,586
2.761% 1/1/42 (b)	443,205	461,244
2.951% 11/1/40 (b)	30,288	31,444
2.98% 9/1/41 (b)	36,605	38,279
2.991% 10/1/41 (b)	19,908	20,792
3.249% 7/1/41 (b)	53,942	56,357
3.347% 10/1/41 (b)	28,170	29,577
3.5% 7/1/26 to 10/1/29	3,925,938	4,184,901
3.553% 7/1/41 (b)	66,657	70,095
4.5% 3/1/35	35,980	39,312
6% 5/1/16 to 4/1/17	4,292	4,324
6.5% 5/1/16 to 8/1/36	492,494	576,010
7% 9/1/18 to 6/1/33	296,771	352,410
7.5% 8/1/17 to 3/1/28	98,062	115,527
8.5% 5/1/21 to 9/1/25	7,611	8,878
9.5% 2/1/25	515	559
10.5% 8/1/20	4,847	5,256

TOTAL FANNIE MAE		8,317,649

Freddie Mac - 0.2%
2.413% 4/1/40 (b)	90,242	95,134
2.53% 4/1/40 (b)	83,409	88,053
2.535% 2/1/40 (b)	134,267	141,670
3.208% 9/1/41 (b)	35,210	36,795
3.216% 4/1/41 (b)	40,299	42,125
3.297% 6/1/41(b)	45,031	47,062
3.451% 5/1/41 (b)	30,676	31,918
3.5% 8/1/26	2,892,634	3,073,423
3.626% 6/1/41 (b)	65,362	68,520
3.706% 5/1/41 (b)	47,749	50,127
4.5% 8/1/18	165,043	170,228
5% 3/1/19	298,295	309,331
8.5% 9/1/24 to 8/1/27	29,609	35,723

TOTAL FREDDIE MAC		4,190,109

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	80,591	95,797
7.5% 2/15/28 to 10/15/28	3,477	4,227
8% 6/15/24	60	70
8.5% 10/15/21	23,279	26,451
11% 7/20/19 to 8/20/19	1,163	1,269

TOTAL GINNIE MAE		127,814

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,453,990)		12,635,572

Asset-Backed Securities - 8.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	$56,669	$50,620
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (b)	33,430	31,836
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	669,791
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	292,617
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,059,799
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,423,954
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,868,162
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,001,941
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,129,670
American Express Credit Account Master Trust:
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,010,564
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,795,992
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	344,793	344,403
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,297,610
Series 2014-4 Class A3, 1.27% 7/8/19	505,000	503,911
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,982,881
Series 2016-1 Class A3, 2.14% 10/8/20	1,888,000	1,894,388
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (b)	5,239	4,802
Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	10,238	7,473
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	4,092	3,632
Series 2004-W11 Class M2, 1.4858% 11/25/34 (b)	63,962	61,475
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	179,644	164,200
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	130,347	46,202
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (b)	142,339	123,552
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (b)	2,215	369
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	3,769,000	3,777,936
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.5608% 2/25/35 (b)	378,742	334,166
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	231,473	231,472
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,175,464
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,808,549
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,604,242
Capital One Multi-Asset Execution Trust Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,209,936
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	205,465	139,790
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,020,538
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	4,000,000	3,990,726
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	1,689,604	1,689,751
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,640,000	1,634,573
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,956,777
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (b)	9,741	8,905
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	7,185	6,293
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	8,377	7,575
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	4,490,000	4,472,434
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,786,807
Series 2016-A1 Class A1, 2.1% 7/15/21	3,630,000	3,648,325
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	868,988	866,107
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	2,576,231	2,562,620
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	2,604,423	2,587,052
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (b)	4,436	3,852
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	33,155	31,312
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	4,000,000	3,990,391
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	3,299,000	3,332,738
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,793,976
Series 2015-2 Class A, 2.44% 1/15/27 (a)	3,480,000	3,522,612
Series 2016-1 Class A, 2.31% 8/15/27 (a)	4,000,000	3,998,914
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,069,835
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,492,991
Series 2014-4 Class A1, 1.4% 8/15/19	11,000,000	11,007,425
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	6,003,737
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (b)	81,136	70,350
Class M4, 1.4465% 1/25/35 (b)	39,567	21,248
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	143,276	126,848
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (a)(b)	89,833	85,073
Class B, 0.7105% 11/15/34 (a)(b)	32,594	28,683
Class C, 0.8105% 11/15/34 (a)(b)	53,794	46,548
Class D, 1.1805% 11/15/34 (a)(b)	20,404	16,905
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,950,000	1,950,075
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,413,268
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,723,488
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	29,997	864
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (b)	32,697	30,100
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	2,817	2,605
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	141,116	90,492
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	1,200,000	1,199,357
Series 2015-A Class A3, 1.42% 9/17/18 (a)	2,402,000	2,406,145
Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,966,000	2,967,041
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (b)	21,503	9,666
Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	5,806	5,804
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (b)	7,059	7,022
Series 2006-A Class 2C, 1.7531% 3/27/42 (b)	392,000	201,046
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	35,682	1,122
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (b)	14,160	11,761
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (b)	32,514	30,398
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	11,599	11,534
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	163,793	156,864
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	4,895	4,255
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (b)	54,359	50,117
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	27,940	24,899
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	19,093	427
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	2,000,000	1,999,998
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (b)	162,650	148,055
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,501,568
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	60,741	55,316
Class M4, 2.6015% 9/25/34 (b)	77,891	52,551
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (b)	126,217	110,854
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	582	498
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	164,736	164,968
Series 2014-4 Class B, 1.82% 5/15/19	774,000	774,373
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (b)	82,443	75,890
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (b)	64,266	62,650
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	4,680	3,946
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class A, 2.37% 3/15/23	2,681,000	2,725,078
Series 2015-2 Class A, 1.6% 4/15/21	3,040,000	3,047,751
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	2,472	2,083
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	316,998	155,329
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	3,104,000	3,069,157
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,226,000	2,230,670
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,757,421
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,158,759
TOTAL ASSET-BACKED SECURITIES
(Cost $159,218,496)		160,328,585

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(b)	528,998	542,646
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	28,857	26,469
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	64,804	57,351
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,565,874	1,565,091
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (a)(b)	40,467	36,007
Class B6, 3.2735% 6/10/35 (a)(b)	67,321	60,717
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	2,538	2,473

TOTAL PRIVATE SPONSOR		2,290,754

U.S. Government Agency - 1.5%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	358,644	379,448
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	2,786	2,838
Series 2015-28 Class P, 2.5% 5/25/45	7,659,776	7,835,591
Series 2014-57 Class A, 3% 9/25/44	2,165,864	2,240,737
Series 2015-28 Class JE, 3% 5/25/45	5,942,125	6,160,311
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	6,246	6,317
Series 2363 Class PF, 6% 9/15/16	4,004	4,034
Series 3820 Class DA, 4% 11/15/35	291,331	305,101
Series 3777 Class AC, 3.5% 12/15/25	517,671	544,566
Series 3949 Class MK, 4.5% 10/15/34	222,334	241,007
Series 4472 Class WL, 3% 5/15/45	2,714,751	2,808,667
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	7,682,437	7,843,958

TOTAL U.S. GOVERNMENT AGENCY		28,372,575

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,710,580)		30,663,329

Commercial Mortgage Securities - 7.6%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	417,625	425,237
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(e)	41,857	303
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (b)	486,650	486,447
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	4,576,290	4,580,360
Series 2006-6 Class A3, 5.369% 10/10/45	74,307	74,282
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	811,416	817,033
Series 2007-2 Class A4, 5.79% 4/10/49 (b)	7,498,000	7,604,610
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	579,721	595,197
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1.5755% 5/15/32 (a)(b)	2,015,000	1,983,571
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	3,500,000	3,601,373
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	3,266	2,901
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	83,872	71,617
Class B1, 1.8358% 1/25/36 (a)(b)	3,550	2,445
Class M1, 0.8858% 1/25/36 (a)(b)	27,056	21,473
Class M2, 0.9058% 1/25/36 (a)(b)	8,117	6,250
Class M3, 0.9358% 1/25/36 (a)(b)	11,854	8,757
Class M4, 1.0458% 1/25/36 (a)(b)	6,556	4,737
Class M5, 1.0858% 1/25/36 (a)(b)	6,556	4,749
Class M6, 1.1358% 1/25/36 (a)(b)	6,963	5,061
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	3,424	378
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	55,311	46,781
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	57,469	48,233
Class A2, 0.7558% 7/25/37 (a)(b)	53,728	42,535
Class M1, 0.8058% 7/25/37 (a)(b)	18,867	14,287
Class M2, 0.8458% 7/25/37 (a)(b)	10,193	7,123
Class M3, 0.9258% 7/25/37 (a)(b)	7,826	4,933
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	51,618	41,080
Class M1, 0.7458% 7/25/37 (a)(b)	11,450	8,576
Class M2, 0.7758% 7/25/37 (a)(b)	12,285	8,761
Class M3, 0.8058% 7/25/37 (a)(b)	18,952	9,299
Class M4, 0.9358% 7/25/37 (a)(b)	29,987	14,432
Class M5, 1.0358% 7/25/37 (a)(b)	14,479	3,043
Series 2007-4A Class M1, 1.3716% 9/25/37 (a)(b)	16,497	4,065
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	680,553	687,048
Series 2006-PW14 Class A1A, 5.189% 12/11/38	360,159	366,172
Series 2006-T22 Class A1A, 5.8216% 4/12/38 (b)	10,268	10,258
Series 2006-PW12 Class A1A, 5.9065% 9/11/38 (b)	370,888	371,138
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.656% 5/15/29 (a)(b)	2,065,000	2,016,019
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	20,671	19,876
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	739,907	776,472
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(b)	7,424,941	7,400,557
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	5,000,000	5,105,490
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,449,733	1,464,198
Series 2006-C4 Class A1A, 6.0329% 3/15/49 (b)	323,431	323,552
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,418,447
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	227,913	229,367
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(b)	1,500,000	1,462,944
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,196,679
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,053,423
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	813,347
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,012,377
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,011,384
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	981,991
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	14,378	14,277
sequential payer:
Series 2006-C7 Class A1A, 5.9515% 6/10/46 (b)	469,550	470,744
Series 2006-C8:
Class A1A, 5.292% 12/10/46	1,093,029	1,108,645
Class A4, 5.306% 12/10/46	1,526,955	1,548,538
Series 2006-C7 Class A4, 5.9625% 6/10/46 (b)	416,734	416,935
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	432,000	440,566
Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	1,433,621	1,469,107
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (a)(b)(e)	102	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (a)(b)	264,000	254,854
Class C, 2.677% 3/15/17 (a)(b)	257,000	245,778
Class D, 3.627% 3/15/17 (a)(b)	1,003,000	951,358
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(b)	5,058,216	5,009,828
Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (a)(b)	2,358,850	2,342,301
Class CFX, 3.3822% 12/15/19 (a)(b)	1,059,000	1,030,239
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,544,000	2,584,054
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	5,010,151	5,143,722
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	918,805	938,374
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	1,002,018	1,004,481
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	150,000	150,341
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(b)	399,314	393,225
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	429,722	434,481
Class A4, 5.56% 11/10/39	6,047,719	6,096,485
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,594,221
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4295% 11/5/30 (a)(b)	440,663	439,986
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	110,000	109,655
Class DFX, 4.4065% 11/5/30 (a)	1,039,000	1,035,748
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,071,900
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,626,740
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(b)	1,100,000	1,086,464
Series 2014-FL5 Class A, 1.4055% 7/15/31 (a)(b)	1,056,206	1,042,928
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,394,608	1,401,800
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	87,443	88,065
Class A4, 5.399% 5/15/45	1,456,273	1,460,800
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	29,781	30,375
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,625,347	3,696,463
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,718,000	1,793,022
Series 2006-LDP7 Class A1A, 6.1056% 4/17/45 (b)	808,132	811,582
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	227,635	229,746
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,185,310	2,221,130
Class A2, 5.3% 11/15/38	26,694	26,969
Series 2007-C1 Class A4, 5.424% 2/15/40	2,994,053	3,051,337
Series 2006-C6 Class A1A, 5.342% 9/15/39 (b)	1,110,047	1,120,482
Series 2007-C7 Class A3, 5.866% 9/15/45	1,225,377	1,290,861
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	56,826	56,723
Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	673,587	678,296
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	4,549,434	4,634,288
Series 2007-6 Class B, 5.635% 3/12/51 (b)	216,000	60,653
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	844,156
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	40,774	40,285
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	31,745	31,747
Class E, 0.6755% 10/15/20 (a)(b)	95,138	95,143
Class F, 0.7255% 10/15/20 (a)(b)	57,094	57,097
Class G, 0.7655% 10/15/20 (a)(b)	70,577	70,581
Class H, 0.8555% 10/15/20 (a)(b)	44,426	44,471
Class J, 1.0055% 10/15/20 (a)(b)	25,649	24,833
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	337,456	344,969
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	3,013,844
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (b)	313,668	313,471
Series 2006-IQ11 Class A1A, 5.9599% 10/15/42 (b)	78,290	78,216
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,223,304
Series 2007-T27 Class A1A, 5.8206% 6/11/42 (b)	818,328	852,290
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (a)	2,678	2,743
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(b)	2,027,000	2,017,928
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	354,364	355,548
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,555,134	1,583,711
Class A4, 5.308% 11/15/48	553,769	559,669
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,599,694
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	367,000	374,925
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (b)	3,074,873	3,175,855
Class A5, 6.1491% 2/15/51 (b)	143,000	150,298
Series 2006-C25 Class A1A, 5.9451% 5/15/43 (b)	212,102	211,739
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	593,776	594,663
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (b)	434,540	436,541
Class A3, 5.765% 7/15/45 (b)	459,802	459,271
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,327,983
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.5475% 11/15/29 (a)(b)	1,589,600	1,568,778
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $145,752,333)		143,432,988

Municipal Securities - 0.8%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,754,186
Series 2011:
4.961% 3/1/16	6,320,000	6,320,000
5.665% 3/1/18	630,000	665,204
5.877% 3/1/19	4,715,000	5,096,491
Series 2013, 2.69% 12/1/17	500,000	503,905
TOTAL MUNICIPAL SECURITIES
(Cost $15,294,534)		15,339,786

Foreign Government and Government Agency Obligations - 0.1%
Brazilian Federative Republic 6% 1/17/17 (Cost $2,071,670)	$2,000,000	$2,072,000

Supranational Obligations - 0.0%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $425,464)	426,000	425,441

Bank Notes - 2.3%
Bank of America NA:
1.25% 2/14/17	$2,420,000	$2,418,028
1.65% 3/26/18	1,924,000	1,916,106
1.75% 6/5/18	2,000,000	1,987,380
5.3% 3/15/17	250,000	258,473
Capital One Bank NA:
1.3% 6/5/17	1,000,000	994,941
2.25% 2/13/19	1,000,000	992,494
Capital One NA 1.65% 2/5/18	3,000,000	2,961,585
Discover Bank 3.1% 6/4/20	1,708,000	1,698,731
Fifth Third Bank:
1.45% 2/28/18	580,000	574,663
2.875% 10/1/21	2,000,000	2,017,872
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	4,977,815
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,869,158
KeyBank NA:
1.65% 2/1/18	397,000	395,775
2.5% 12/15/19	3,783,000	3,825,230
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,106,466
Marshall & Ilsley Bank 5% 1/17/17	1,868,000	1,917,125
Regions Bank 7.5% 5/15/18	250,000	275,560
Regions Financial Corp. 2.25% 9/14/18	4,000,000	3,982,764
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,039,990
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,211,596
Union Bank NA 2.125% 6/16/17	700,000	703,690
Wachovia Bank NA 6% 11/15/17	570,000	611,779
TOTAL BANK NOTES
(Cost $42,604,005)		42,737,221
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (f)
(Cost $16,910,667)	162,831	15,449,410

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $14,718,871)	14,718,871	14,718,871
	Maturity Amount	Value

Cash Equivalents - 4.1%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) # (h)
(Cost $78,443,000)	78,443,872	78,443,000
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $1,997,336,946)		1,986,476,828
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(88,782,241)
NET ASSETS - 100%		$1,897,694,587

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 16,329	$(1,264)	$0	$(1,264)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,245,996 or 16.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $122,073.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,578
Fidelity Specialized High Income Central Fund	445,486
Total	$497,064

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,060,481	$447,917	$--	$15,449,410	1.9%
Total	$16,060,481	$447,917	$--	$15,449,410

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,321,778,285	$--	$1,321,778,285	$--
U.S. Government and Government Agency Obligations	148,452,340	--	148,452,340	--
U.S. Government Agency - Mortgage Securities	12,635,572	--	12,635,572	--
Asset-Backed Securities	160,328,585	--	159,932,939	395,646
Collateralized Mortgage Obligations	30,663,329	--	30,663,329	--
Commercial Mortgage Securities	143,432,988	--	143,432,610	378
Municipal Securities	15,339,786	--	15,339,786	--
Foreign Government and Government Agency Obligations	2,072,000	--	2,072,000	--
Supranational Obligations	425,441	--	425,441	--
Bank Notes	42,737,221	--	42,737,221	--
Fixed-Income Funds	15,449,410	15,449,410	--	--
Money Market Funds	14,718,871	14,718,871	--	--
Cash Equivalents	78,443,000	--	78,443,000	--
Total Investments in Securities:	$1,986,476,828	$30,168,281	$1,955,912,523	$396,024
Derivative Instruments:
Liabilities
Swaps	$(1,264)	$--	$(1,264)	$--
Total Liabilities	$(1,264)	$--	$(1,264)	$--
Total Derivative Instruments:	$(1,264)	$--	$(1,264)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(1,264)
Total Credit Risk	0	(1,264)
Total Value of Derivatives	$0	$(1,264)

 (a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$78,443,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$78,443,000
$78,443,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.5%
United Kingdom	4.7%
Canada	2.8%
Japan	1.6%
France	1.1%
Others (Individually Less Than 1%)	5.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $78,443,000) — See accompanying schedule: Unaffiliated issuers (cost $1,965,707,408)	$1,956,308,547
Fidelity Central Funds (cost $31,629,538)	30,168,281
Total Investments (cost $1,997,336,946)		$1,986,476,828
Cash		17,300
Receivable for investments sold		4,580,612
Receivable for fund shares sold		5,143,838
Interest receivable		10,745,959
Distributions receivable from Fidelity Central Funds		85,876
Other receivables		667
Total assets		2,007,051,080
Liabilities
Payable for investments purchased	$25,112,869
Payable for fund shares redeemed	4,552,431
Distributions payable	295,543
Bi-lateral OTC swaps, at value	1,264
Accrued management fee	488,306
Distribution and service plan fees payable	197,027
Other affiliated payables	265,748
Other payables and accrued expenses	5
Collateral on securities loaned, at value	78,443,300
Total liabilities		109,356,493
Net Assets		$1,897,694,587
Net Assets consist of:
Paid in capital		$1,927,755,442
Undistributed net investment income		2,808,318
Accumulated undistributed net realized gain (loss) on investments		(22,007,791)
Net unrealized appreciation (depreciation) on investments		(10,861,382)
Net Assets		$1,897,694,587
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($314,703,093 ÷ 27,708,466 shares)		$11.36
Maximum offering price per share (100/97.25 of $11.36)		$11.68
Class T:
Net Asset Value and redemption price per share ($193,597,348 ÷ 17,035,689 shares)		$11.36
Maximum offering price per share (100/97.25 of $11.36)		$11.68
Class B:
Net Asset Value and offering price per share ($900,323 ÷ 79,367 shares)(a)		$11.34
Class C:
Net Asset Value and offering price per share ($111,047,135 ÷ 9,799,616 shares)(a)		$11.33
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($831,639,600 ÷ 73,036,683 shares)		$11.39
Class I:
Net Asset Value, offering price and redemption price per share ($445,807,088 ÷ 39,144,534 shares)		$11.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$22,504,412
Income from Fidelity Central Funds		497,064
Total income		23,001,476
Expenses
Management fee	$2,770,688
Transfer agent fees	1,186,625
Distribution and service plan fees	1,093,513
Fund wide operations fee	344,661
Independent trustees' compensation	3,709
Miscellaneous	1,153
Total expenses before reductions	5,400,349
Expense reductions	(647)	5,399,702
Net investment income (loss)		17,601,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,379,535
Swaps	505
Total net realized gain (loss)		1,380,040
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,704,758)
Swaps	1,507
Total change in net unrealized appreciation (depreciation)		(11,703,251)
Net gain (loss)		(10,323,211)
Net increase (decrease) in net assets resulting from operations		$7,278,563

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,601,774	$21,313,755
Net realized gain (loss)	1,380,040	2,048,322
Change in net unrealized appreciation (depreciation)	(11,703,251)	(16,775,250)
Net increase (decrease) in net assets resulting from operations	7,278,563	6,586,827
Distributions to shareholders from net investment income	(16,486,255)	(19,985,756)
Share transactions - net increase (decrease)	176,353,500	941,601,529
Total increase (decrease) in net assets	167,145,808	928,202,600
Net Assets
Beginning of period	1,730,548,779	802,346,179
End of period (including undistributed net investment income of $2,808,318 and undistributed net investment income of $1,692,799, respectively)	$1,897,694,587	$1,730,548,779

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.52	$11.33	$11.69	$11.45	$11.28
Income from Investment Operations
Net investment income (loss)A	.104	.170	.232	.243	.289	.344
Net realized and unrealized gain (loss)	(.068)	(.111)	.160	(.384)	.215	.163
Total from investment operations	.036	.059	.392	(.141)	.504	.507
Distributions from net investment income	(.096)	(.159)	(.202)	(.219)	(.264)	(.322)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.096)	(.159)	(.202)	(.219)	(.264)	(.337)
Net asset value, end of period	$11.36	$11.42	$11.52	$11.33	$11.69	$11.45
Total ReturnB,C,D	.32%	.51%	3.48%	(1.24)%	4.46%	4.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.79%	.82%	.83%	.83%
Expenses net of fee waivers, if any	.76%G	.76%	.79%	.82%	.83%	.83%
Expenses net of all reductions	.76%G	.76%	.79%	.82%	.83%	.83%
Net investment income (loss)	1.83%G	1.48%	2.02%	2.09%	2.52%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$314,703	$304,040	$215,800	$155,980	$192,761	$187,442
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.53	$11.34	$11.70	$11.45	$11.29
Income from Investment Operations
Net investment income (loss)A	.103	.170	.234	.246	.292	.348
Net realized and unrealized gain (loss)	(.067)	(.121)	.161	(.384)	.225	.153
Total from investment operations	.036	.049	.395	(.138)	.517	.501
Distributions from net investment income	(.096)	(.159)	(.205)	(.222)	(.267)	(.326)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.096)	(.159)	(.205)	(.222)	(.267)	(.341)
Net asset value, end of period	$11.36	$11.42	$11.53	$11.34	$11.70	$11.45
Total ReturnB,C,D	.32%	.42%	3.50%	(1.21)%	4.57%	4.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.77%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.77%G	.76%	.77%	.80%	.80%	.80%
Expenses net of all reductions	.77%G	.76%	.77%	.80%	.80%	.80%
Net investment income (loss)	1.83%G	1.48%	2.04%	2.11%	2.54%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$193,597	$193,612	$198,510	$210,150	$265,426	$274,215
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.51	$11.32	$11.68	$11.43	$11.27
Income from Investment Operations
Net investment income (loss)A	.062	.090	.149	.159	.206	.264
Net realized and unrealized gain (loss)	(.068)	(.122)	.161	(.384)	.225	.154
Total from investment operations	(.006)	(.032)	.310	(.225)	.431	.418
Distributions from net investment income	(.054)	(.078)	(.120)	(.135)	(.181)	(.243)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.054)	(.078)	(.120)	(.135)	(.181)	(.258)
Net asset value, end of period	$11.34	$11.40	$11.51	$11.32	$11.68	$11.43
Total ReturnB,C,D	(.05)%	(.28)%	2.75%	(1.95)%	3.81%	3.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.51%G	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.51%G	1.46%	1.51%	1.55%	1.55%	1.55%
Net investment income (loss)	1.09%G	.78%	1.30%	1.36%	1.79%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$900	$919	$1,507	$2,956	$5,209	$7,018
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$11.50	$11.31	$11.67	$11.42	$11.26
Income from Investment Operations
Net investment income (loss)A	.060	.081	.143	.155	.204	.262
Net realized and unrealized gain (loss)	(.068)	(.121)	.162	(.384)	.225	.154
Total from investment operations	(.008)	(.040)	.305	(.229)	.429	.416
Distributions from net investment income	(.052)	(.070)	(.115)	(.131)	(.179)	(.241)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.052)	(.070)	(.115)	(.131)	(.179)	(.256)
Net asset value, end of period	$11.33	$11.39	$11.50	$11.31	$11.67	$11.42
Total ReturnB,C,D	(.07)%	(.35)%	2.70%	(1.98)%	3.79%	3.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of fee waivers, if any	1.54%G	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of all reductions	1.54%G	1.54%	1.56%	1.58%	1.57%	1.56%
Net investment income (loss)	1.06%G	.71%	1.25%	1.34%	1.78%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$111,047	$81,929	$64,333	$53,096	$65,425	$63,435
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.122	.205	.209
Net realized and unrealized gain (loss)	(.068)	(.110)	.038
Total from investment operations	.054	.095	.247
Distributions from net investment income	(.114)	(.195)	(.197)
Net asset value, end of period	$11.39	$11.45	$11.55
Total ReturnC,D	.48%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.46%G
Expenses net of fee waivers, if any	.45%G	.45%	.46%G
Expenses net of all reductions	.45%G	.45%	.46%G
Net investment income (loss)	2.14%G	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$831,640	$758,240	$147,629
Portfolio turnover rateH	40%G	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.55	$11.36	$11.72	$11.48	$11.31
Income from Investment Operations
Net investment income (loss)A	.119	.200	.262	.273	.319	.373
Net realized and unrealized gain (loss)	(.068)	(.111)	.161	(.385)	.213	.163
Total from investment operations	.051	.089	.423	(.112)	.532	.536
Distributions from net investment income	(.111)	(.189)	(.233)	(.248)	(.292)	(.351)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.111)	(.189)	(.233)	(.248)	(.292)	(.366)
Net asset value, end of period	$11.39	$11.45	$11.55	$11.36	$11.72	$11.48
Total ReturnB,C	.45%	.78%	3.74%	(.99)%	4.71%	4.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.53%	.57%	.58%	.58%
Expenses net of fee waivers, if any	.50%F	.50%	.53%	.57%	.58%	.58%
Expenses net of all reductions	.50%F	.50%	.53%	.57%	.58%	.58%
Net investment income (loss)	2.09%F	1.74%	2.28%	2.34%	2.77%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$445,807	$391,808	$174,568	$84,843	$101,234	$89,583
Portfolio turnover rateG	40%F	44%	94%	112%	129%	108%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of four years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$12,563,690
Gross unrealized depreciation	(21,334,988)
Net unrealized appreciation (depreciation) on securities	$(8,771,298)
Tax cost	$1,995,248,126

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(9,328)
2018	(18,759,952)
Total capital loss carryforward	$(18,769,280)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$505	$1,507

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $267,231,937 and $106,864,859, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$379,493	$23,005
Class T	-%	.25%	242,500	792
Class B	.65%	.25%	4,101	2,962
Class C	.75%	.25%	467,419	93,881
			$1,093,513	$120,640

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,720
Class T	13,688
Class B(a)	221
Class C(a)	15,446
$46,075

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$239,551.16
Class T	159,982.17
Class B	1,134.25
Class C	83,452.18
Fidelity Limited Term Bond Fund	381,484.10
Class I	321,022.15
	$1,186,625

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,153 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $11,054.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $647.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$2,573,225	$3,729,622
Class T	1,632,269	2,760,770
Class B	4,349	9,214
Class C	429,725	455,450
Fidelity Limited Term Bond Fund	7,670,510	7,753,652
Class I	4,176,177	5,277,048
Total	$16,486,255	$19,985,756

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	9,493,588	22,883,010	$108,124,976	$262,802,297
Reinvestment of distributions	208,809	302,206	2,375,945	3,471,902
Shares redeemed	(8,625,388)	(15,281,488)	(98,288,046)	(175,517,852)
Net increase (decrease)	1,077,009	7,903,728	$12,212,875	$90,756,347
Class T
Shares sold	3,230,355	4,726,276	$36,826,027	$54,308,583
Reinvestment of distributions	135,211	225,689	1,539,145	2,594,606
Shares redeemed	(3,279,036)	(5,219,634)	(37,380,244)	(59,996,049)
Net increase (decrease)	86,530	(267,669)	$984,928	$(3,092,860)
Class B
Shares sold	23,906	45,219	$272,061	$518,562
Reinvestment of distributions	348	769	3,946	8,827
Shares redeemed	(25,488)	(96,326)	(290,091)	(1,103,458)
Net increase (decrease)	(1,234)	(50,338)	$(14,084)	$(576,069)
Class C
Shares sold	3,748,755	3,762,661	$42,556,513	$43,110,911
Reinvestment of distributions	33,368	34,649	378,455	397,236
Shares redeemed	(1,175,287)	(2,200,235)	(13,359,960)	(25,199,324)
Net increase (decrease)	2,606,836	1,597,075	$29,575,008	$18,308,823
Fidelity Limited Term Bond Fund
Shares sold	30,185,709	73,683,363	$344,754,445	$848,661,103
Reinvestment of distributions	611,698	626,332	6,976,952	7,211,684
Shares redeemed	(24,008,474)	(20,841,425)	(274,433,242)	(239,689,901)
Net increase (decrease)	6,788,933	53,468,270	$77,298,155	$616,182,886
Class I
Shares sold	13,435,969	31,060,194	$153,456,360	$357,596,586
Reinvestment of distributions	285,314	376,794	3,255,224	4,341,226
Shares redeemed	(8,802,281)	(12,319,776)	(100,414,966)	(141,915,410)
Net increase (decrease)	4,919,002	19,117,212	$56,296,618	$220,022,402

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.76%
Actual		$1,000.00	$1,003.20	$3.79
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class T	.77%
Actual		$1,000.00	$1,003.20	$3.84
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class B	1.51%
Actual		$1,000.00	$999.50	$7.51
Hypothetical-C		$1,000.00	$1,017.35	$7.57
Class C	1.54%
Actual		$1,000.00	$999.30	$7.66
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,004.80	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,004.50	$2.49
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LTB-SANN-0416
1.704556.118

Fidelity Advisor® Mortgage Securities Fund Class I Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	2.0	4.1
1 - 1.99%	6.5	5.4
2 - 2.99%	6.4	6.5
3 - 3.99%	45.1	37.7
4 - 4.99%	22.6	26.6
5 - 5.99%	7.5	9.2
6 - 6.99%	1.8	2.1
7% and above	1.2	1.4

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	4.5	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	3.0	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Mortgage Securities	82.8%
CMOs and Other Mortgage Related Securities	25.5%
Asset-Backed Securities	6.8%
Short-Term Investments and Net Other Assets (Liabilities)***	(15.1)%

 * Foreign investments - 0.0%

 ** Futures and Swaps - (5.3)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*,**
Mortgage Securities	83.6%
CMOs and Other Mortgage Related Securities	32.2%
Asset-Backed Securities	3.5%
Short-Term Investments and Net Other Assets (Liabilities)***	(19.3)%

 * Foreign investments - 1.0%

 ** Futures and Swaps - (8.6)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 88.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 46.0%
1.814% 9/1/36 (a)	86	88
2.07% 4/1/37 (a)	104	109
2.108% 3/1/36 (a)	129	135
2.26% 1/1/35 (a)	176	183
2.302% 6/1/36 (a)	43	45
2.31% 4/1/36 (a)	147	155
2.315% 9/1/36 (a)	71	74
2.317% 5/1/36 (a)	218	228
2.408% 7/1/35 (a)	5	6
2.426% 8/1/35 (a)	264	278
2.45% 11/1/36 (a)	39	41
2.458% 3/1/35 (a)	29	31
2.472% 7/1/35 (a)	45	47
2.5% 2/1/30	120	124
2.5% 3/1/31 (b)	100	103
2.525% 5/1/36 (a)	36	38
2.555% 6/1/36 (a)	385	407
2.557% 3/1/40 (a)	181	191
2.559% 10/1/33 (a)	40	43
2.689% 2/1/42 (a)	642	667
2.75% 10/1/36 (a)	172	182
2.761% 1/1/42 (a)	566	589
2.78% 9/1/37 (a)	29	31
3% 3/1/31 (b)	9,100	9,490
3% 11/1/42 to 3/1/44	44,324	45,672
3% 3/1/46 (b)	50,900	52,192
3% 3/1/46 (b)	1,000	1,025
3% 3/1/46 (b)	700	718
3% 3/1/46 (b)	600	615
3.007% 8/1/41 (a)	411	430
3.346% 9/1/41 (a)	129	137
3.465% 12/1/40 (a)	5,394	5,666
3.5% 4/1/29 to 8/1/45	78,604	83,098
3.5% 3/1/46 (b)	33,800	35,418
3.5% 3/1/46 (b)	20,800	21,796
3.5% 3/1/46 (b)	20,700	21,691
3.5% 3/1/46 (b)	2,000	2,096
3.5% 3/1/46 (b)	7,700	8,069
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	6,000	6,287
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	7,921	8,300
3.5% 3/1/46 (b)	6,679	6,999
4% 11/1/31 to 1/1/46	107,571	115,429
4% 3/1/46 (b)	150	160
4% 3/1/46 (b)	100	107
4% 3/1/46 (b)	4,750	5,068
4% 3/1/46 (b)	4,750	5,068
4% 3/1/46 (b)	50	53
4% 3/1/46 (b)	3,300	3,521
4% 3/1/46 (b)	3,300	3,521
4% 3/1/46 (b)	1,300	1,387
4.5% 5/1/25 to 4/1/45	41,087	44,763
5% 5/1/20 to 8/1/41	495	536
5.255% 8/1/41	893	1,011
5.5% 2/1/18 to 4/1/39	3,507	3,978
5.565% 8/1/46 (a)	44	46
6.5% 3/1/16 to 5/1/38	1,389	1,592
7% 3/1/17 to 5/1/30	913	1,062
7.5% 8/1/22 to 9/1/32	593	715
8% 12/1/29 to 3/1/37	15	18
8.5% 2/1/22 to 3/1/23	56	64
9% 10/1/30	198	246
9.5% 7/1/16 to 8/1/22	4	4
		506,035
Freddie Mac - 19.0%
1.945% 3/1/35 (a)	89	92
2.154% 8/1/37 (a)	77	81
2.175% 6/1/37 (a)	29	31
2.21% 3/1/36 (a)	230	240
2.246% 5/1/37 (a)	74	78
2.362% 10/1/42 (a)	596	630
2.372% 11/1/35 (a)	264	275
2.481% 5/1/34 (a)	6	7
2.51% 6/1/37 (a)	21	22
2.54% 6/1/37 (a)	271	286
2.562% 6/1/37 (a)	464	488
2.595% 4/1/37 (a)	9	9
2.668% 4/1/37 (a)	96	101
2.698% 6/1/33 (a)	708	747
2.795% 7/1/36 (a)	73	77
3% 10/1/42 to 1/1/46	37,238	38,198
3.03% 10/1/36 (a)	13	14
3.075% 12/1/36 (a)	398	422
3.082% 9/1/41 (a)	577	602
3.25% 10/1/35 (a)	41	43
3.427% 12/1/40 (a)	2,450	2,563
3.5% 4/1/42 to 6/1/45 (c)	66,999	70,339
4% 2/1/41 to 2/1/46	30,408	32,599
4% 3/1/46 (b)	9,300	9,910
4% 3/1/46 (b)	4,100	4,369
4.5% 7/1/25 to 8/1/44	10,818	11,773
5% 7/1/33 to 7/1/41	11,164	12,438
5.5% 10/1/17 to 10/1/39	10,414	11,714
6% 5/1/16 to 6/1/39	2,282	2,593
6.5% 7/1/16 to 9/1/39	3,771	4,317
7% 6/1/21 to 9/1/36	1,309	1,537
7.5% 5/1/16 to 7/1/34	1,637	1,945
8% 11/1/16 to 1/1/37	17	21
8.5% 8/1/16 to 9/1/20	1	1
9% 9/1/16 to 5/1/21	5	5
10% 4/1/16 to 12/1/18	0	0
		208,567
Ginnie Mae - 23.2%
3% 6/15/42 to 12/20/45	44,519	46,174
3.5% 11/20/41 to 1/20/44	48,738	51,564
3.5% 3/1/46 (b)	11,900	12,565
3.5% 3/1/46 (b)	12,700	13,409
3.5% 3/1/46 (b)	6,100	6,441
3.5% 3/1/46 (b)	7,300	7,708
3.5% 3/1/46 (b)	1,600	1,689
4% 7/20/33 to 7/20/45	50,826	54,466
4% 3/1/46 (b)	1,200	1,282
4% 3/1/46 (b)	6,200	6,621
4% 3/1/46 (b)	2,200	2,350
4.5% 8/15/33 to 5/20/41	31,098	33,988
5% 9/20/33 to 6/15/41	9,833	11,079
5.5% 10/15/33 to 9/15/39	2,893	3,284
6.5% 10/15/34 to 7/15/36	184	217
7% 2/15/24 to 4/20/32	836	996
7.5% 12/15/21 to 12/15/29	307	362
8% 6/15/21 to 12/15/25	175	205
8.5% 1/15/17 to 10/15/28	139	166
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	1	1
		254,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $953,105)		969,169

Asset-Backed Securities - 6.8%
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (d)	$3,270	$3,271
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (d)	4,058	4,048
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (d)	1,203	1,202
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (d)	1,788	1,787
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (d)	3,696	3,675
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (d)	629	629
Series 2013-D Class A, 1.54% 7/16/18 (d)	1,061	1,059
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (d)	8,651	8,633
Drive Auto Receivables Trust Series 2015-DA Class A2A, 1.23% 6/15/18 (d)	4,782	4,778
Exeter Automobile Receivables Trust:
Series 2014-2A Class A, 1.06% 8/15/18 (d)	679	677
Series 2016-1A Class A, 2.8% 7/15/20 (d)	5,500	5,497
Flagship Credit Auto Trust:
Series 2015-3 Class A, 2.34% 10/15/20 (d)	2,868	2,861
Series 2016-1 Class A, 2.53% 12/15/20 (d)	10,800	10,774
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	45	1
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,084	1,103
Series 2007-CH4 Class A3, 0.5458% 2/25/32 (a)	1,190	1,182
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.7258% 8/25/36 (a)	5,300	5,061
Nationstar HECM Loan Trust:
Series 2015-1A Class A, 3.844% 5/25/18 (d)	6,679	6,646
Series 2016-1A Class A, 3.1294% 2/25/26 (d)	2,138	2,138
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (d)	1,180	1,178
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (d)	6,013	5,991
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.8565% 5/25/35 (a)	1,995	1,926
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	796	792
TOTAL ASSET-BACKED SECURITIES
(Cost $75,077)		74,909

Collateralized Mortgage Obligations - 12.7%
Private Sponsor - 6.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.5665% 6/27/36 (a)(d)	7,033	6,744
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.808% 12/26/35 (a)(d)	1,352	1,369
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6868% 4/26/36 (a)(d)	274	267
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 2.7078% 3/27/36 (a)(d)	$3,479	$3,452
Series 2012-RR5 Class 8A5, 0.6021% 7/26/36 (a)(d)	908	860
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (d)	3,165	3,117
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(d)	6,623	6,629
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.7816% 11/26/35 (a)(d)	4,976	4,930
Series 2014-15R Class 7A3, 1.1596% 10/26/37 (a)(d)	2,285	2,237
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(d)	494	507
CSMC:
floater Series 2015-1R Class 6A1, 0.7004% 5/27/37 (a)(d)	4,408	4,035
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (d)	3,998	3,955
Series 2014-3R Class 2A1, 1.1216% 5/27/37 (a)(d)	1,223	1,154
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (d)	6,503	6,476
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (d)	181	181
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (a)	320	307
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.9726% 1/26/37 (a)(d)	262	261
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (a)	237	218
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4126% 7/25/19 (a)	1,150	1,158
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (a)	1,291	1,143
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(d)	3,048	3,061
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (d)	906	906
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.8917% 3/26/37 (a)(d)	2,008	1,981
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (a)	122	118
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (a)	4,121	3,949
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	170	171
Series 2003-MS5 Class 1A1, 5% 3/25/18	211	214
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.6097% 9/25/33 (a)	954	943
Series 2005-AR10 Class 2A15, 2.7505% 6/25/35 (a)	5,237	5,332
Series 2005-AR2 Class 1A2, 2.6956% 3/25/35 (a)	223	205
Series 2006-AR10 Class 3A1, 2.7337% 7/25/36 (a)	820	803
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.3738% 6/27/36 (a)(d)	904	888
		67,571
U.S. Government Agency - 6.6%
Fannie Mae:
floater Series 2003-118 Class S, 7.6642% 12/25/33 (a)(e)(f)	325	75
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	623	682
Series 1999-32 Class PL, 6% 7/25/29	561	615
Series 1999-33 Class PK, 6% 7/25/29	359	394
Series 2001-52 Class YZ, 6.5% 10/25/31	43	50
Series 2005-39 Class TE, 5% 5/25/35	904	999
Series 2005-73 Class SA, 16.4169% 8/25/35 (a)(f)	69	89
Series 2006-105 Class MD, 5.5% 6/25/35	176	177
Series 2011-35 Class PA, 4% 2/25/39	293	298
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	620	680
Series 2001-31 Class ZC, 6.5% 7/25/31	266	309
Series 2002-16 Class ZD, 6.5% 4/25/32	89	104
Series 2002-74 Class SV, 7.1142% 11/25/32 (a)(e)	228	43
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	816	105
Series 06-116 Class SG, 6.2042% 12/25/36 (a)(e)(f)	215	42
Series 07-40 Class SE, 6.0042% 5/25/37 (a)(e)(f)	135	23
Series 1993-165 Class SH, 18.5671% 9/25/23 (a)(f)	31	43
Series 2003-21 Class SK, 7.6642% 3/25/33 (a)(e)(f)	101	20
Series 2003-35 Class TQ, 7.0642% 5/25/18 (a)(e)(f)	35	2
Series 2007-57 Class SA, 38.0052% 6/25/37 (a)(f)	434	929
Series 2007-66 Class SB, 36.9852% 7/25/37 (a)(f)	142	281
Series 2008-12 Class SG, 5.9142% 3/25/38 (a)(e)(f)	725	130
Series 2009-114 Class AI, 5% 12/25/23 (e)	180	6
Series 2009-16 Class SA, 5.8142% 3/25/24 (a)(e)(f)	93	2
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	117	5
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	81	6
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	121	8
Series 2010-12 Class AI, 5% 12/25/18 (e)	407	18
Series 2010-135 Class LS, 5.6142% 12/25/40 (a)(e)(f)	663	119
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	853	108
Series 2010-23:
Class AI, 5% 12/25/18 (e)	164	7
Class HI, 4.5% 10/25/18 (e)	125	5
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	366	14
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	263	17
Series 2011-67 Class AI, 4% 7/25/26 (e)	223	23
Series 2011-83 Class DI, 6% 9/25/26 (e)	314	38
Series 2013-N1 Class A, 6.2842% 6/25/35 (a)(e)(f)	689	166
Series 2015-70 Class JC, 3% 10/25/45	3,805	3,970
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (e)	102	4
Series 348 Class 14, 6.5% 8/25/34 (a)(e)	180	39
Series 351:
Class 12, 5.5% 4/25/34 (a)(e)	122	22
Class 13, 6% 3/25/34 (e)	163	33
Series 359 Class 19, 6% 7/25/35 (a)(e)	111	20
Series 384 Class 6, 5% 7/25/37 (e)	410	76
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	691	761
Series 2104 Class PG, 6% 12/15/28	197	216
Series 2121 Class MG, 6% 2/15/29	271	297
Series 2154 Class PT, 6% 5/15/29	472	518
Series 2162 Class PH, 6% 6/15/29	73	80
Series 2520 Class BE, 6% 11/15/32	352	386
Series 2585 Class KS, 7.173% 3/15/23 (a)(e)(f)	33	4
Series 2693 Class MD, 5.5% 10/15/33	5,885	6,661
Series 2802 Class OB, 6% 5/15/34	1,628	1,829
Series 3002 Class NE, 5% 7/15/35	553	609
Series 3189 Class PD, 6% 7/15/36	586	655
Series 3415 Class PC, 5% 12/15/37	169	185
Series 3786 Class HI, 4% 3/15/38 (e)	806	84
Series 3806 Class UP, 4.5% 2/15/41	1,347	1,451
Series 3832 Class PE, 5% 3/15/41	960	1,103
Series 70 Class C, 9% 9/15/20	4	4
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	93	102
Series 2135 Class JE, 6% 3/15/29	352	385
Series 2274 Class ZM, 6.5% 1/15/31	155	180
Series 2281 Class ZB, 6% 3/15/30	130	142
Series 2357 Class ZB, 6.5% 9/15/31	311	366
Series 2502 Class ZC, 6% 9/15/32	346	383
Series 06-3115 Class SM, 6.173% 2/15/36 (a)(e)(f)	177	31
Series 1658 Class GZ, 7% 1/15/24	420	466
Series 2013-4281 Class AI, 4% 12/15/28 (e)	1,900	203
Series 2380 Class SY, 7.773% 11/15/31 (a)(e)(f)	1,278	269
Series 2587 Class IM, 6.5% 3/15/33 (e)	186	38
Series 2844:
Class SC, 44.0245% 8/15/24 (a)(f)	13	23
Class SD, 80.899% 8/15/24 (a)(f)	19	45
Series 2935 Class ZK, 5.5% 2/15/35	1,540	1,763
Series 2947 Class XZ, 6% 3/15/35	645	736
Series 3055 Class CS, 6.163% 10/15/35 (a)(e)	238	44
Series 3244 Class SG, 6.233% 11/15/36 (a)(e)(f)	481	107
Series 3274 Class SM, 6.003% 2/15/37 (a)(e)	278	51
Series 3284 Class CI, 5.693% 3/15/37 (a)(e)	1,057	200
Series 3287 Class SD, 6.323% 3/15/37 (a)(e)(f)	686	143
Series 3297 Class BI, 6.333% 4/15/37 (a)(e)(f)	1,004	211
Series 3336 Class LI, 6.153% 6/15/37 (a)(e)	449	71
Series 3772 Class BI, 4.5% 10/15/18 (e)	252	11
Series 3949 Class MK, 4.5% 10/15/34	392	425
Series 3955 Class YI, 3% 11/15/21 (e)	1,435	80
Series 4471 Class PA 4% 12/15/40	5,973	6,351
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	258	298
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	3,238	3,654
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2645% 6/16/37 (a)(e)(f)	232	40
Series 2010-H17 Class FA, 0.7519% 7/20/60 (a)(g)	282	277
Series 2010-H18 Class AF, 0.551% 9/20/60 (a)(g)	346	340
Series 2010-H19 Class FG, 0.551% 8/20/60 (a)(g)	401	395
Series 2011-H13 Class FA, 0.751% 4/20/61 (a)(g)	168	167
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (e)	523	53
sequential payer:
Series 2002-24 Class SK, 7.5245% 4/16/32 (a)(e)(f)	1,139	251
Series 2002-42 Class ZA, 6% 6/20/32	412	476
Series 2004-24 Class ZM, 5% 4/20/34	844	939
Series 1999-40 Class SE, 8.5195% 11/16/29 (a)(e)(f)	194	7
Series 2001-3 Class S, 7.6745% 2/16/31 (a)(e)	259	54
Series 2001-36:
Class SB, 7.6745% 12/16/23 (a)(e)(f)	660	119
Class SP, 8.3245% 9/16/26 (a)(e)	458	71
Series 2001-38 Class SB, 7.1545% 8/16/31 (a)(e)(f)	422	85
Series 2001-41 Class SG, 8.3195% 9/16/31 (a)(e)	220	28
Series 2001-49:
Class SC, 7.1745% 12/16/25 (a)(e)(f)	869	148
Class SL, 7.1745% 5/16/30 (a)(e)(f)	1,178	233
Class SV, 7.8245% 12/16/28 (a)(e)(f)	321	21
Series 2001-50:
Class SD, 7.768% 11/20/31 (a)(e)(f)	609	155
Class ST, 7.2745% 8/16/27 (a)(e)(f)	261	55
Series 2002-5 Class SP, 7.0245% 1/16/32 (a)(e)(f)	419	74
Series 2004-32 Class GS, 6.0745% 5/16/34 (a)(e)(f)	394	83
Series 2004-73 Class AL, 6.7695% 8/17/34 (a)(e)(f)	149	37
Series 2010-98 Class HS, 6.174% 8/20/40 (a)(e)	726	129
Series 2011-52 Class HI, 7% 4/16/41 (e)	1,570	360
Series 2012-76 Class GS, 6.2745% 6/16/42 (a)(e)(f)	764	153
Series 2012-97 Class JS, 5.8245% 8/16/42 (a)(e)(f)	2,686	489
Series 2013-124:
Class ES, 8.0987% 4/20/39 (a)(f)	1,482	1,641
Class ST, 8.232% 8/20/39 (a)(f)	2,784	3,216
Series 2013-147 Class A/S, 5.724% 10/20/43 (a)(e)	1,258	196
Series 2013-160 Class MS, 5.774% 9/20/32 (a)(e)(f)	2,211	435
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	13,353	13,627
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	5,131	5,239
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.124% 7/20/40 (a)(e)	794	139
		72,149
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $137,675)		139,720

Commercial Mortgage Securities - 12.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (a)(e)	673	5
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (a)	2,102	2,117
Series 2007-2 Class A4, 5.79% 4/10/49 (a)	1,293	1,311
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (d)	5,587	5,749
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.7458% 7/25/37 (a)(d)	38	29
Class M2, 0.7758% 7/25/37 (a)(d)	40	29
Class M3, 0.8058% 7/25/37 (a)(d)	65	32
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(d)	8,859	8,830
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	163	164
Series 2007-CD4 Class A4, 5.322% 12/11/49	3,940	4,026
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(d)	5,000	4,876
Series 2013-CR10 Class XA, 1.1309% 8/10/46 (a)(e)	10,374	442
Series 2014-CR19 Class XA, 1.4501% 8/10/47 (a)(e)	15,637	1,054
Series 2014-CR20 Class XA, 1.3593% 11/10/47 (a)(e)	13,165	923
Series 2014-LC17 Class XA, 1.1645% 10/10/47 (a)(e)	14,979	739
Series 2014-UBS4 Class XA, 1.4292% 8/10/47 (a)(e)	13,158	906
Series 2014-UBS6 Class XA, 1.2201% 12/10/47 (a)(e)	8,827	537
Series 2015-PC1 Class A5, 3.902% 7/10/50	3,400	3,598
CSMC Series 2015-TOWN:
Class A, 1.677% 3/15/17 (a)(d)	7,804	7,713
Class B, 2.327% 3/15/17 (a)(d)	185	179
Class C, 2.677% 3/15/17 (a)(d)	180	172
Class D, 3.627% 3/15/17 (a)(d)	273	259
Freddie Mac:
sequential payer:
Series K030 Class A2, 3.25% 4/25/23	1,640	1,764
Series K033 Class A2, 3.06% 7/25/23	8,600	9,129
Series K034 Class A2, 3.531% 7/25/23	5,549	6,062
Series K035 Class A2, 3.458% 8/25/23	1,022	1,111
Series K032 Class A2, 3.31% 5/25/23	1,628	1,755
Series K036 Class A2, 3.527% 10/25/23	2,681	2,927
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	1,630	1,764
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(d)	12,633	12,512
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (d)	7,000	7,167
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	914	928
Series 2007-C1 Class A1A, 5.483% 12/10/49 (a)	4,802	4,930
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(d)	513	505
Series 2015-GC34 Class XA, 1.5357% 10/10/48 (a)(e)	10,680	1,020
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6755% 11/15/29 (a)(d)	844	839
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class XA, 1.9192% 6/15/45 (a)(e)	46,578	3,011
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(d)	5,000	4,938
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,306	1,315
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	930	936
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (a)	4,140	4,223
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,508	2,616
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (a)	175	179
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.3069% 10/15/48 (a)(e)	13,837	1,078
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 6.1142% 6/11/49 (a)	1,633	1,691
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(d)	2,783	2,771
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	6,833	6,959
Series 2007-C31:
Class A4, 5.509% 4/15/47	313	319
Class A5, 5.5% 4/15/47	8,506	8,754
Series 2007-C32 Class A3, 5.8991% 6/15/49 (a)	1,150	1,175
Series 2007-C33 Class A4, 6.1491% 2/15/51 (a)	1,786	1,845
Series 2006-C27 Class A1A, 5.749% 7/15/45 (a)	1,771	1,779
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.2791% 11/15/48 (a)(e)	11,180	865
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $141,740)		140,557
	Shares	Value (000s)

Fixed-Income Funds - 0.2%
Fidelity Mortgage Backed Securities Central Fund (h)
(Cost $1,653)	15,043	1,656
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 3.1%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $34,343)	34,343	34,343
TOTAL INVESTMENT PORTFOLIO - 123.8%
(Cost $1,343,593)		1,360,354
NET OTHER ASSETS (LIABILITIES) - (23.8)%		(261,088)
NET ASSETS - 100%		$1,099,266

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(7,700)	$(8,069)
3.5% 3/1/46	(7,700)	(8,069)
4% 3/1/46	(100)	(107)
4% 3/1/46	(100)	(107)
4% 3/1/46	(5,400)	(5,762)
4% 3/1/46	(4,750)	(5,068)
4% 3/1/46	(50)	(53)
4% 3/1/46	(9,500)	(10,134)
4.5% 3/1/46	(6,200)	(6,734)

TOTAL FANNIE MAE		(44,103)

Freddie Mac
4% 3/1/46	(719)	(766)
4% 3/1/46	(481)	(513)
4% 3/1/46	(3,600)	(3,836)

TOTAL FREDDIE MAC		(5,115)

Ginnie Mae
4% 3/1/46	(5,200)	(5,553)
4% 3/1/46	(2,200)	(2,350)
4% 3/1/46	(2,200)	(2,350)

TOTAL GINNIE MAE		(10,253)

TOTAL TBA SALE COMMITMENTS
(Proceeds $59,497)		$(59,471)

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Mar. 2018	$30,200	3-month LIBOR	1.5%	$(208)	$0	$(208)
LCH	Mar. 2019	11,800	3-month LIBOR	1.75%	(161)	0	(161)
LCH	Mar. 2021	13,800	3-month LIBOR	2%	(388)	0	(388)
LCH	Mar. 2026	2,350	3-month LIBOR	2.5%	(137)	0	(137)
LCH	Mar. 2046	830	3-month LIBOR	2.75%	(102)	0	(102)

TOTAL INTEREST RATE SWAPS					$(996)	$0	$(996)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $79,203,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,119,000.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,247,000 or 15.9% of net assets.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$21
Total	$21

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,622	$21	$--	$1,656	0.0%
Total	$1,622	$21	$--	$1,656

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$969,169	$--	$969,169	$--
Asset-Backed Securities	74,909	--	74,909	--
Collateralized Mortgage Obligations	139,720	--	139,720	--
Commercial Mortgage Securities	140,557	--	140,557	--
Fixed-Income Funds	1,656	1,656	--	--
Cash Equivalents	34,343	--	34,343	--
Total Investments in Securities:	$1,360,354	$1,656	$1,358,698	$--
Derivative Instruments:
Liabilities
Swaps	$(996)	$--	$(996)	$--
Total Liabilities	$(996)	$--	$(996)	$--
Total Derivative Instruments:	$(996)	$--	$(996)	$--
Other Financial Instruments:
TBA Sale Commitments	$(59,471)	$--	$(59,471)	$--
Total Other Financial Instruments:	$(59,471)	$--	$(59,471)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps(a)	$0	$(996)
Total Interest Rate Risk	0	(996)
Total Value of Derivatives	$0	$(996)

 (a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$34,343,000 due 3/01/16 at 0.40%	(Amounts in thousands)
Commerz Markets LLC	$34,343
$34,343

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $34,343) — See accompanying schedule: Unaffiliated issuers (cost $1,341,940)	$1,358,698
Fidelity Central Funds (cost $1,653)	1,656
Total Investments (cost $1,343,593)		$1,360,354
Cash		144
Receivable for investments sold
Regular delivery		13,410
Delayed delivery		5,112
Receivable for TBA sale commitments		59,497
Receivable for fund shares sold		1,411
Interest receivable		3,141
Distributions receivable from Fidelity Central Funds		4
Receivable from investment adviser for expense reductions		29
Total assets		1,443,102
Liabilities
Payable for investments purchased
Regular delivery	$19,449
Delayed delivery	263,501
TBA sale commitments, at value	59,471
Payable for fund shares redeemed	835
Distributions payable	126
Accrued management fee	281
Distribution and service plan fees payable	29
Payable for daily variation margin for derivative instruments	11
Other affiliated payables	133
Total liabilities		343,836
Net Assets		$1,099,266
Net Assets consist of:
Paid in capital		$1,160,117
Distributions in excess of net investment income		(2,190)
Accumulated undistributed net realized gain (loss) on investments		(74,452)
Net unrealized appreciation (depreciation) on investments		15,791
Net Assets		$1,099,266
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($44,125 ÷ 3,885.80 shares)		$11.36
Maximum offering price per share (100/96.00 of $11.36)		$11.83
Class T:
Net Asset Value and redemption price per share ($24,125 ÷ 2,120.29 shares)		$11.38
Maximum offering price per share (100/96.00 of $11.38)		$11.85
Class B:
Net Asset Value and offering price per share ($714 ÷ 62.89 shares)(a)		$11.35
Class C:
Net Asset Value and offering price per share ($18,644 ÷ 1,644.40 shares)(a)		$11.34
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($932,567 ÷ 81,918.64 shares)		$11.38
Class I:
Net Asset Value, offering price and redemption price per share ($79,091 ÷ 6,972.41 shares)		$11.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$14,700
Income from Fidelity Central Funds		21
Total income		14,721
Expenses
Management fee	$1,616
Transfer agent fees	575
Distribution and service plan fees	161
Fund wide operations fee	201
Independent trustees' compensation	2
Miscellaneous	9
Total expenses before reductions	2,564
Expense reductions	(28)	2,536
Net investment income (loss)		12,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,193
Swaps	(2,480)
Total net realized gain (loss)		3,713
Change in net unrealized appreciation (depreciation) on: Investment securities	4,128
Swaps	437
Delayed delivery commitments	(68)
Total change in net unrealized appreciation (depreciation)		4,497
Net gain (loss)		8,210
Net increase (decrease) in net assets resulting from operations		$20,395

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,185	$22,215
Net realized gain (loss)	3,713	9,548
Change in net unrealized appreciation (depreciation)	4,497	(7,250)
Net increase (decrease) in net assets resulting from operations	20,395	24,513
Distributions to shareholders from net investment income	(13,351)	(21,563)
Distributions to shareholders from net realized gain	(552)	(244)
Total distributions	(13,903)	(21,807)
Share transactions - net increase (decrease)	89,918	86,045
Total increase (decrease) in net assets	96,410	88,751
Net Assets
Beginning of period	1,002,856	914,105
End of period (including distributions in excess of net investment income of $2,190 and distributions in excess of net investment income of $1,024, respectively)	$1,099,266	$1,002,856

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.24	$10.89	$11.34	$11.14	$10.91
Income from Investment Operations
Net investment income (loss)A	.115	.223	.239	.169	.278	.323
Net realized and unrealized gain (loss)	.089	.047	.341	(.457)	.206	.235
Total from investment operations	.204	.270	.580	(.288)	.484	.558
Distributions from net investment income	(.128)	(.217)	(.230)	(.162)	(.284)	(.328)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.134)	(.220)	(.230)	(.162)	(.284)	(.328)
Net asset value, end of period	$11.36	$11.29	$11.24	$10.89	$11.34	$11.14
Total ReturnB,C,D	1.82%	2.41%	5.37%	(2.57)%	4.41%	5.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.81%	.81%	.79%	.81%	.82%
Expenses net of fee waivers, if any	.80%G	.81%	.81%	.79%	.81%	.82%
Expenses net of all reductions	.80%G	.81%	.81%	.79%	.81%	.82%
Net investment income (loss)	2.05%G	1.97%	2.15%	1.51%	2.48%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$44	$38	$41	$50	$60	$59
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.27	$10.92	$11.37	$11.16	$10.93
Income from Investment Operations
Net investment income (loss)A	.115	.225	.242	.173	.281	.326
Net realized and unrealized gain (loss)	.089	.037	.340	(.458)	.216	.235
Total from investment operations	.204	.262	.582	(.285)	.497	.561
Distributions from net investment income	(.128)	(.219)	(.232)	(.165)	(.287)	(.331)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.134)	(.222)	(.232)	(.165)	(.287)	(.331)
Net asset value, end of period	$11.38	$11.31	$11.27	$10.92	$11.37	$11.16
Total ReturnB,C,D	1.82%	2.33%	5.38%	(2.54)%	4.52%	5.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.77%	.78%	.79%
Expenses net of all reductions	.80%G	.79%	.79%	.77%	.78%	.79%
Net investment income (loss)	2.05%G	1.98%	2.17%	1.53%	2.50%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$24	$20	$22	$26	$31	$37
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.24	$10.89	$11.34	$11.14	$10.91
Income from Investment Operations
Net investment income (loss)A	.076	.145	.162	.090	.200	.248
Net realized and unrealized gain (loss)	.088	.037	.342	(.457)	.207	.235
Total from investment operations	.164	.182	.504	(.367)	.407	.483
Distributions from net investment income	(.088)	(.139)	(.154)	(.083)	(.207)	(.253)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.094)	(.142)	(.154)	(.083)	(.207)	(.253)
Net asset value, end of period	$11.35	$11.28	$11.24	$10.89	$11.34	$11.14
Total ReturnB,C,D	1.46%	1.62%	4.65%	(3.25)%	3.69%	4.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%G	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%G	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.35%G	1.28%	1.46%	.80%	1.79%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$1	$1	$1	$2	$4	$5
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.23	$10.88	$11.33	$11.12	$10.90
Income from Investment Operations
Net investment income (loss)A	.073	.141	.160	.088	.197	.244
Net realized and unrealized gain (loss)	.089	.037	.342	(.457)	.217	.226
Total from investment operations	.162	.178	.502	(.369)	.414	.470
Distributions from net investment income	(.086)	(.135)	(.152)	(.081)	(.204)	(.250)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.092)	(.138)	(.152)	(.081)	(.204)	(.250)
Net asset value, end of period	$11.34	$11.27	$11.23	$10.88	$11.33	$11.12
Total ReturnB,C,D	1.44%	1.59%	4.64%	(3.28)%	3.76%	4.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54%G	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.54%G	1.53%	1.52%	1.52%	1.53%	1.53%
Net investment income (loss)	1.31%G	1.25%	1.44%	.78%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$19	$16	$17	$17	$18	$15
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.27	$10.92	$11.37	$11.17	$10.94
Income from Investment Operations
Net investment income (loss)A	.135	.264	.279	.209	.318	.364
Net realized and unrealized gain (loss)	.089	.037	.341	(.458)	.206	.234
Total from investment operations	.224	.301	.620	(.249)	.524	.598
Distributions from net investment income	(.148)	(.258)	(.270)	(.201)	(.324)	(.368)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.154)	(.261)	(.270)	(.201)	(.324)	(.368)
Net asset value, end of period	$11.38	$11.31	$11.27	$10.92	$11.37	$11.17
Total ReturnB,C	1.99%	2.68%	5.73%	(2.23)%	4.77%	5.59%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.40%F	2.33%	2.51%	1.85%	2.84%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$933	$856	$785	$778	$850	$765
Portfolio turnover rateG	411%F	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.23	$10.88	$11.33	$11.13	$10.90
Income from Investment Operations
Net investment income (loss)A	.132	.256	.271	.200	.311	.354
Net realized and unrealized gain (loss)	.088	.038	.342	(.456)	.207	.235
Total from investment operations	.220	.294	.613	(.256)	.518	.589
Distributions from net investment income	(.144)	(.251)	(.263)	(.194)	(.318)	(.359)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.150)	(.254)	(.263)	(.194)	(.318)	(.359)
Net asset value, end of period	$11.34	$11.27	$11.23	$10.88	$11.33	$11.13
Total ReturnB,C	1.97%	2.64%	5.69%	(2.30)%	4.73%	5.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.50%	.51%	.51%	.50%	.53%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.51%	.50%	.53%
Expenses net of all reductions	.50%F	.50%	.51%	.51%	.50%	.53%
Net investment income (loss)	2.35%F	2.28%	2.45%	1.79%	2.79%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$79	$72	$48	$34	$12	$7
Portfolio turnover rateG	411%F	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$21,912
Gross unrealized depreciation	(5,152)
Net unrealized appreciation (depreciation) on securities	$16,760
Tax cost	$1,343,594

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(73,463)
No expiration
Long-term	(3,849)
Total capital loss carryforward	$(77,312)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps(a)	$(2,480)	$437

 (a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $95,240 and $74,217, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$47	$–(a)
Class T	-%	.25%	28	–
Class B	.65%	.25%	3	2
Class C	.75%	.25%	83	1
			$161	$3

 (a) Values shown as $0 may reflect amounts less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class T	2
Class B(a)	1
Class C(a)	1
$6

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$37.20
Class T	22.20
Class B	1.25
Class C	15.18
Fidelity Mortgage Securities Fund	444.10
Class I	56.15
	$575

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$428	$748
Class T	256	417
Class B	6	14
Class C	126	202
Fidelity Mortgage Securities Fund	11,589	18,864
Class I	946	1,318
Total	$13,351	$21,563
From net realized gain
Class A	$20	$10
Class T	13	6
Class C	9	5
Fidelity Mortgage Securities Fund	471	210
Class I	39	13
Total	$552	$244

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	1,036	563	$11,746	$6,368
Reinvestment of distributions	35	59	399	669
Shares redeemed	(577)	(872)	(6,530)	(9,855)
Net increase (decrease)	494	(250)	$5,615	$(2,818)
Class T
Shares sold	772	285	$8,778	$3,225
Reinvestment of distributions	23	36	258	409
Shares redeemed	(486)	(458)	(5,477)	(5,196)
Net increase (decrease)	309	(137)	$3,559	$(1,562)
Class B
Shares sold	10	5	$101	$68
Reinvestment of distributions	–(a)	1	4	9
Shares redeemed	(20)	(55)	(224)	(625)
Net increase (decrease)	(10)	(49)	$(119)	$(548)
Class C
Shares sold	464	358	$5,253	$4,044
Reinvestment of distributions	10	15	113	166
Shares redeemed	(209)	(502)	(2,363)	(5,678)
Net increase (decrease)	265	(129)	$3,003	$(1,468)
Fidelity Mortgage Securities Fund
Shares sold	12,675	20,281	$143,608	$230,420
Reinvestment of distributions	1,004	1,582	11,378	17,954
Shares redeemed	(7,440)	(15,790)	(84,239)	(179,084)
Net increase (decrease)	6,239	6,073	$70,747	$69,290
Class I
Shares sold	892	3,034	$10,069	$34,395
Reinvestment of distributions	85	114	959	1,290
Shares redeemed	(347)	(1,110)	(3,915)	(12,534)
Net increase (decrease)	630	2,038	$7,113	$23,151

 (a) Values shown as 0 may reflect amounts less than 500.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.80%
Actual		$1,000.00	$1,018.20	$4.01
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class T	.80%
Actual		$1,000.00	$1,018.20	$4.01
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class B	1.50%
Actual		$1,000.00	$1,014.60	$7.51
Hypothetical-C		$1,000.00	$1,017.40	$7.52
Class C	1.54%
Actual		$1,000.00	$1,014.40	$7.71
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$1,019.90	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,019.70	$2.51
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AMORI-SANN-0416
1.703542.118

Fidelity Advisor® Short Fixed-Income Fund Class A, Class T, Class B and Class C Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	31.6%
AAA	20.3%
AA	3.8%
A	19.6%
BBB	20.9%
BB and Below	1.9%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	1.6%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	27.4%
AAA	24.1%
AA	4.2%
A	20.6%
BBB	20.2%
BB and Below	2.5%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	1.8	2.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	1.7	1.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016 *,**
Corporate Bonds	42.3%
U.S. Government and U.S. Government Agency Obligations	31.6%
Asset-Backed Securities	14.3%
CMOs and Other Mortgage Related Securities	7.2%
Municipal Bonds	0.2%
Other Investments	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 13.3%

 ** Futures and Swaps - 0.0%

As of August 31, 2015 *,**
Corporate Bonds	42.8%
U.S. Government and U.S. Government Agency Obligations	27.4%
Asset-Backed Securities	16.1%
CMOs and Other Mortgage Related Securities	10.0%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 14.9%

 ** Futures and Swaps - 0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.8%
American Honda Finance Corp.:
0.95% 5/5/17	$1,580,000	$1,574,721
1.125% 10/7/16	1,248,000	1,250,626
1.7% 2/22/19	870,000	871,286
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	1,642,000	1,631,596
1.45% 8/1/16 (a)	1,429,000	1,429,254
1.65% 3/2/18 (a)	821,000	812,884
1.65% 5/18/18 (a)	1,600,000	1,579,842
General Motors Financial Co., Inc.:
2.4% 4/10/18	1,827,000	1,794,933
4.2% 3/1/21	1,000,000	1,001,501
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,642,000	1,613,216
1.65% 5/22/18 (a)	1,000,000	969,677
Volkswagen International Finance NV 1.6% 11/20/17 (a)	1,090,000	1,067,904
		15,597,440
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	335,000	339,326
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	1,000,000	1,002,490
COX Communications, Inc. 6.25% 6/1/18 (a)	411,000	440,130
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	1,642,000	1,658,143
Thomson Reuters Corp. 0.875% 5/23/16	440,000	439,538
Time Warner Cable, Inc. 5.85% 5/1/17	2,675,000	2,777,699
Time Warner, Inc. 6.875% 6/15/18	1,300,000	1,439,692
Viacom, Inc. 2.2% 4/1/19	821,000	805,671
Walt Disney Co. 1.1% 12/1/17	802,000	802,578
		9,365,941

TOTAL CONSUMER DISCRETIONARY		25,302,707

CONSUMER STAPLES - 3.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	3,621,000	3,655,320
2.65% 2/1/21	1,500,000	1,526,687
Heineken NV 1.4% 10/1/17 (a)	457,000	456,847
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	2,184,000	2,201,230
		7,840,084
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.9% 7/20/18	733,000	735,957
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	212,000	211,731
		947,688
Food Products - 0.6%
General Mills, Inc. 1.4% 10/20/17	2,053,000	2,053,511
H.J. Heinz Co. 1.6% 6/30/17 (a)	1,180,000	1,178,729
The J.M. Smucker Co. 1.75% 3/15/18	533,000	531,302
Tyson Foods, Inc. 2.65% 8/15/19	821,000	832,094
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	560,000	560,162
		5,155,798
Tobacco - 1.5%
BAT International Finance PLC:
1.85% 6/15/18 (a)	3,000,000	3,012,354
2.75% 6/15/20 (a)	1,570,000	1,603,389
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	867,000	866,183
2.05% 7/20/18 (a)	2,000,000	1,990,382
Philip Morris International, Inc.:
1.25% 8/11/17	1,349,000	1,352,103
1.375% 2/25/19	2,000,000	1,993,316
Reynolds American, Inc.:
2.3% 6/12/18	349,000	352,730
3.25% 6/12/20	576,000	599,028
6.75% 6/15/17	1,350,000	1,449,198
		13,218,683

TOTAL CONSUMER STAPLES		27,162,253

ENERGY - 3.7%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	473,000	468,226
Noble Holding International Ltd. 4% 3/16/18	60,000	48,000
Petrofac Ltd. 3.4% 10/10/18 (a)	1,478,000	1,253,634
		1,769,860
Oil, Gas & Consumable Fuels - 3.5%
BG Energy Capital PLC 2.875% 10/15/16 (a)	1,109,000	1,114,645
BP Capital Markets PLC:
1.375% 5/10/18	895,000	877,123
2.248% 11/1/16	1,084,000	1,089,647
Canadian Natural Resources Ltd. 1.75% 1/15/18	340,000	310,727
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (a)	1,054,000	1,011,243
ConocoPhillips Co. 1.5% 5/15/18	2,114,000	2,018,194
Enbridge, Inc.:
0.8662% 6/2/17 (b)	1,459,000	1,394,350
1.2622% 10/1/16 (b)	2,053,000	2,033,375
Enterprise Products Operating LP:
1.65% 5/7/18	1,000,000	966,141
2.55% 10/15/19	162,000	156,781
Exxon Mobil Corp. 1.6% 3/1/19	2,000,000	2,000,000
Kinder Morgan, Inc. 3.05% 12/1/19	1,250,000	1,153,938
Marathon Petroleum Corp.:
2.7% 12/14/18	197,000	190,797
3.5% 3/1/16	1,399,000	1,399,000
Petro-Canada 6.05% 5/15/18	821,000	839,936
Petrobras Global Finance BV:
2% 5/20/16	1,642,000	1,636,253
3.25% 3/17/17	1,232,000	1,193,808
Petroleos Mexicanos:
3.125% 1/23/19	143,000	139,037
5.5% 2/4/19 (a)	1,000,000	1,034,000
Phillips 66 Co. 2.95% 5/1/17	534,000	540,706
Schlumberger Investment SA 1.25% 8/1/17 (a)	1,232,000	1,211,020
Shell International Finance BV 2.125% 5/11/20	1,184,000	1,153,059
Southwestern Energy Co. 3.3% 1/23/18	321,000	231,120
Spectra Energy Partners, LP 2.95% 6/15/16	257,000	257,298
TransCanada PipeLines Ltd.:
1.2831% 6/30/16 (b)	3,284,000	3,277,268
1.625% 11/9/17	750,000	736,784
1.875% 1/12/18	1,642,000	1,610,672
3.125% 1/15/19	754,000	758,802
		30,335,724

TOTAL ENERGY		32,105,584

FINANCIALS - 21.6%
Banks - 12.5%
ABN AMRO Bank NV 1.4211% 10/28/16 (a)(b)	3,740,000	3,745,685
Australia & New Zealand Banking Group Ltd. 1.25% 1/10/17	1,339,000	1,340,372
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	957,000	954,608
Bank of America Corp.:
2% 1/11/18	2,340,000	2,331,796
2.6% 1/15/19	1,000,000	1,004,726
Bank of Montreal 1.4% 4/10/18	800,000	795,859
Bank of Nova Scotia 1.375% 12/18/17	878,000	875,782
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	1,150,000	1,145,510
1.55% 9/9/16 (a)	945,000	946,200
1.7% 3/5/18 (a)	1,642,000	1,632,618
Barclays PLC:
2% 3/16/18	1,000,000	980,589
2.75% 11/8/19	2,000,000	1,963,960
3.25% 1/12/21	928,000	894,672
BNP Paribas 2.375% 9/14/17	1,700,000	1,716,201
BPCE SA 1.625% 2/10/17	1,080,000	1,078,820
Citigroup, Inc.:
1.3% 11/15/16	1,445,000	1,444,523
1.55% 8/14/17	4,105,000	4,083,038
1.5786% 7/25/16 (b)	1,642,000	1,644,217
1.7% 4/27/18	780,000	771,708
1.85% 11/24/17	821,000	818,360
2.15% 7/30/18	750,000	747,325
2.5% 9/26/18	1,200,000	1,207,720
2.5% 7/29/19	805,000	806,942
Citizens Bank NA:
1.6% 12/4/17	1,642,000	1,623,549
2.45% 12/4/19	1,240,000	1,230,245
Commonwealth Bank of Australia 1.125% 3/13/17	1,766,000	1,763,921
Credit Suisse New York Branch:
1.1246% 5/26/17 (b)	1,642,000	1,633,041
1.375% 5/26/17	4,105,000	4,076,540
1.75% 1/29/18	1,642,000	1,631,816
Discover Bank:
2% 2/21/18	2,053,000	2,028,247
2.6% 11/13/18	1,000,000	998,992
Fifth Third Bancorp 4.5% 6/1/18	1,027,000	1,080,780
Fifth Third Bank 2.15% 8/20/18	963,000	967,058
HSBC Bank PLC 1.5% 5/15/18 (a)	1,090,000	1,083,320
HSBC U.S.A., Inc.:
1.7% 3/5/18	994,000	986,612
2.625% 9/24/18	821,000	825,732
Huntington National Bank 2% 6/30/18	1,570,000	1,562,148
ING Bank NV 1.8% 3/16/18 (a)	1,000,000	998,273
Intesa Sanpaolo SpA 2.375% 1/13/17	3,428,000	3,438,880
JPMorgan Chase & Co.:
1.35% 2/15/17	6,568,000	6,569,885
2% 8/15/17	1,642,000	1,649,497
KeyBank NA 1.7% 6/1/18	1,183,000	1,179,504
La Caisse Centrale 1.75% 1/29/18 (a)	1,232,000	1,223,095
Lloyds Bank PLC 1.75% 3/16/18	1,232,000	1,226,231
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,700,000	1,714,982
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	1,232,000	1,224,912
Mizuho Bank Ltd.:
1.0531% 9/25/17 (a)(b)	1,642,000	1,635,342
1.55% 10/17/17 (a)	2,693,000	2,676,635
MUFG Americas Holdings Corp. 1.625% 2/9/18	238,000	236,270
MUFG Union Bank NA 1.5% 9/26/16	753,000	754,559
Nordea Bank AB 1.875% 9/17/18 (a)	1,200,000	1,199,116
PNC Bank NA:
1.5% 2/23/18	1,100,000	1,097,016
1.8% 11/5/18	1,500,000	1,499,933
Regions Financial Corp.:
2% 5/15/18	1,654,000	1,639,334
3.2% 2/8/21	1,000,000	995,154
Royal Bank of Canada:
1.2% 1/23/17	1,036,000	1,036,943
1.5% 1/16/18	1,815,000	1,812,448
2.2% 7/27/18	821,000	830,067
Royal Bank of Scotland Group PLC 1.5431% 3/31/17 (b)	1,807,000	1,801,248
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,053,000	2,051,542
1.75% 1/16/18	1,642,000	1,635,834
1.8% 7/18/17	1,618,000	1,620,173
2.05% 1/18/19	2,000,000	1,999,010
SunTrust Banks, Inc. 3.5% 1/20/17	1,190,000	1,210,068
Wells Fargo Bank NA 0.8282% 5/16/16 (b)	3,695,000	3,695,695
Westpac Banking Corp.:
1.2% 5/19/17	2,217,000	2,212,056
1.5% 12/1/17	1,642,000	1,642,355
2% 8/14/17	1,848,000	1,862,267
		108,791,556
Capital Markets - 2.8%
Deutsche Bank AG London Branch 1.4% 2/13/17	4,105,000	4,078,441
Goldman Sachs Group, Inc.:
1.2882% 5/22/17 (b)	1,000,000	997,994
1.748% 9/15/17	2,874,000	2,871,853
2.375% 1/22/18	1,807,000	1,817,956
2.55% 10/23/19	830,000	831,504
2.625% 1/31/19	1,232,000	1,241,368
JPMorgan Chase & Co. 1.7% 3/1/18	821,000	818,203
Lazard Group LLC 6.85% 6/15/17	28,000	29,439
Morgan Stanley:
1.875% 1/5/18	821,000	818,955
2.375% 7/23/19	700,000	698,474
2.45% 2/1/19	2,000,000	2,008,188
2.5% 1/24/19	2,000,000	2,010,344
5.45% 1/9/17	2,792,000	2,883,795
UBS AG Stamford Branch:
1.375% 6/1/17	590,000	588,512
1.375% 8/14/17	1,618,000	1,611,955
1.8% 3/26/18	1,174,000	1,174,639
		24,481,620
Consumer Finance - 2.1%
American Express Credit Corp.:
1.125% 6/5/17	2,053,000	2,044,455
2.8% 9/19/16	797,000	805,013
Discover Financial Services 6.45% 6/12/17	2,587,000	2,712,987
Ford Motor Credit Co. LLC:
1.461% 3/27/17	1,000,000	993,250
1.684% 9/8/17	1,642,000	1,617,938
2.145% 1/9/18	1,642,000	1,633,506
2.24% 6/15/18	895,000	882,060
3% 6/12/17	2,422,000	2,442,308
Hyundai Capital America:
1.45% 2/6/17 (a)	1,151,000	1,147,167
2% 3/19/18 (a)	821,000	817,327
2.125% 10/2/17 (a)	1,196,000	1,196,968
2.875% 8/9/18 (a)	583,000	587,381
John Deere Capital Corp. 1.6% 7/13/18	279,000	279,312
Synchrony Financial:
1.875% 8/15/17	193,000	190,894
2.6% 1/15/19	1,000,000	991,730
		18,342,296
Diversified Financial Services - 1.3%
AIG Global Funding 1.65% 12/15/17 (a)	1,232,000	1,229,001
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,092,000	1,100,222
Berkshire Hathaway, Inc. 1.55% 2/9/18	912,000	918,536
GE Capital International Funding Co. 0.964% 4/15/16 (a)	6,281,000	6,282,124
McGraw Hill Financial, Inc. 2.5% 8/15/18	489,000	491,472
Moody's Corp. 2.75% 7/15/19	1,500,000	1,528,803
		11,550,158
Insurance - 2.2%
ACE INA Holdings, Inc. 2.3% 11/3/20	543,000	546,206
AFLAC, Inc. 2.4% 3/16/20	1,000,000	1,010,216
American International Group, Inc.:
2.3% 7/16/19	1,983,000	1,966,894
5.85% 1/16/18	979,000	1,043,898
Aon Corp.:
3.125% 5/27/16	1,027,000	1,031,827
5% 9/30/20	703,000	775,583
Assurant, Inc. 2.5% 3/15/18	920,000	920,426
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	963,000	985,027
MetLife, Inc.:
1.756% 12/15/17 (b)	382,000	382,152
1.903% 12/15/17 (b)	166,000	166,070
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	3,284,000	3,284,433
1.5% 1/10/18 (a)	2,101,000	2,086,249
New York Life Global Funding 1.55% 11/2/18 (a)	1,610,000	1,603,811
Pricoa Global Funding I:
1.15% 11/25/16 (a)	904,000	903,652
1.9% 9/21/18 (a)	750,000	748,172
Principal Life Global Funding II 2.25% 10/15/18 (a)	1,500,000	1,516,524
Prudential Financial, Inc. 2.3% 8/15/18	300,000	300,802
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	238,000	239,199
		19,511,141
Real Estate Investment Trusts - 0.3%
Boston Properties, Inc. 3.7% 11/15/18	825,000	854,814
DDR Corp. 9.625% 3/15/16	271,000	271,755
ERP Operating LP 2.375% 7/1/19	528,000	530,518
Health Care REIT, Inc.:
2.25% 3/15/18	280,000	279,264
4.7% 9/15/17	500,000	520,727
Select Income REIT 2.85% 2/1/18	395,000	393,721
		2,850,799
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	633,000	627,113
Ventas Realty LP:
1.25% 4/17/17	405,000	401,702
1.55% 9/26/16	236,000	236,109
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	572,000	569,073
Washington Prime Group LP 3.85% 4/1/20	1,191,000	1,227,173
		3,061,170

TOTAL FINANCIALS		188,588,740

HEALTH CARE - 2.8%
Biotechnology - 0.8%
AbbVie, Inc.:
1.75% 11/6/17	1,532,000	1,531,131
1.8% 5/14/18	2,061,000	2,055,194
2.5% 5/14/20	1,100,000	1,099,267
Amgen, Inc. 1.25% 5/22/17	1,634,000	1,630,536
Celgene Corp. 2.125% 8/15/18	718,000	721,242
		7,037,370
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	1,129,000	1,130,426
Medtronic, Inc. 1.5% 3/15/18	1,358,000	1,361,229
Zimmer Biomet Holdings, Inc. 2% 4/1/18	1,563,000	1,556,181
		4,047,836
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	229,000	229,075
Express Scripts Holding Co. 1.25% 6/2/17	2,045,000	2,034,405
UnitedHealth Group, Inc. 1.9% 7/16/18	1,400,000	1,413,079
WellPoint, Inc. 1.875% 1/15/18	532,000	530,894
		4,207,453
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	253,000	252,103
2.15% 12/14/18	398,000	398,178
		650,281
Pharmaceuticals - 0.9%
Actavis Funding SCS:
1.582% 3/12/18 (b)	2,053,000	2,058,933
2.35% 3/12/18	1,642,000	1,651,919
3% 3/12/20	687,000	698,825
Bayer U.S. Finance LLC:
1.5% 10/6/17 (a)	1,710,000	1,713,107
2.375% 10/8/19 (a)	1,100,000	1,115,710
Mylan, Inc. 1.35% 11/29/16	299,000	296,936
Perrigo Co. PLC 1.3% 11/8/16	302,000	300,249
Zoetis, Inc.:
1.875% 2/1/18	143,000	141,460
3.45% 11/13/20	223,000	227,164
		8,204,303

TOTAL HEALTH CARE		24,147,243

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	813,000	802,103
Lockheed Martin Corp. 1.85% 11/23/18	2,830,000	2,848,186
		3,650,289
Industrial Conglomerates - 0.3%
Danaher Corp. 1.65% 9/15/18	1,842,000	1,852,886
Roper Technologies, Inc. 2.05% 10/1/18	750,000	746,286
		2,599,172
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	405,000	395,381

TOTAL INDUSTRIALS		6,644,842

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.65% 6/15/18	1,200,000	1,208,519
Electronic Equipment & Components - 0.5%
Amphenol Corp. 1.55% 9/15/17	1,394,000	1,390,236
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,821
6.55% 10/1/17	2,775,000	2,979,487
		4,555,544
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	915,000	930,840
3.65% 8/22/18	522,000	532,946
		1,463,786
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (a)	2,000,000	2,000,658

TOTAL INFORMATION TECHNOLOGY		9,228,507

MATERIALS - 0.7%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,970,000	1,935,789
Ecolab, Inc.:
1.45% 12/8/17	488,000	485,559
1.55% 1/12/18	1,642,000	1,634,971
		4,056,319
Metals & Mining - 0.2%
Anglo American Capital PLC 1.572% 4/15/16 (a)(b)	966,000	952,028
Freeport-McMoRan, Inc. 2.3% 11/14/17	549,000	502,335
Rio Tinto Finance (U.S.A.) PLC 1.3658% 6/17/16 (b)	821,000	818,698
		2,273,061

TOTAL MATERIALS		6,329,380

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
1.4% 12/1/17	904,000	899,628
2.45% 6/30/20	823,000	819,758
2.95% 5/15/16	986,000	989,758
BellSouth Corp. 4.821% 4/26/16 (a)(b)	1,500,000	1,508,922
British Telecommunications PLC:
1.25% 2/14/17	2,298,000	2,295,082
1.625% 6/28/16	1,515,000	1,517,459
2.35% 2/14/19	1,774,000	1,790,793
CenturyLink, Inc. 5.15% 6/15/17	904,000	926,600
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (a)	993,000	995,056
5.75% 3/23/16	1,642,000	1,646,566
Verizon Communications, Inc.:
1.35% 6/9/17	1,279,000	1,278,336
2% 11/1/16	2,239,000	2,251,482
2.5% 9/15/16	3,081,000	3,104,785
		20,024,225
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.502% 9/12/16 (b)	986,000	986,106
2.375% 9/8/16	1,258,000	1,263,462
Vodafone Group PLC:
1.5% 2/19/18	821,000	813,202
1.625% 3/20/17	1,184,000	1,188,787
		4,251,557

TOTAL TELECOMMUNICATION SERVICES		24,275,782

UTILITIES - 2.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc. 1.65% 12/15/17	1,260,000	1,251,339
Duke Energy Corp.:
0.9922% 4/3/17 (b)	2,469,000	2,450,944
1.625% 8/15/17	495,000	494,581
2.1% 6/15/18	1,000,000	1,002,077
Eversource Energy 1.45% 5/1/18	239,000	236,148
Exelon Corp.:
1.55% 6/9/17	155,000	154,249
2.85% 6/15/20	228,000	229,935
FirstEnergy Corp. 2.75% 3/15/18	2,632,000	2,658,817
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	1,500,000	1,497,512
Pacific Gas & Electric Co. 5.625% 11/30/17	1,457,000	1,554,339
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,014,802
TECO Finance, Inc. 1.2169% 4/10/18 (b)	2,200,000	2,168,863
Xcel Energy, Inc. 0.75% 5/9/16	1,807,000	1,805,901
		16,519,507
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.5% 6/1/18	1,173,000	1,154,680
1.85% 12/1/17	321,000	321,060
		1,475,740
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	2,150,000	2,143,759
Dominion Resources, Inc.:
1.4% 9/15/17	697,000	692,487
1.9% 6/15/18	1,261,000	1,254,425
1.95% 8/15/16	697,000	698,757
2.5% 12/1/19	1,029,000	1,036,817
2.9031% 9/30/66 (b)	1,097,000	737,240
Wisconsin Energy Corp. 1.65% 6/15/18	456,000	455,163
		7,018,648

TOTAL UTILITIES		25,013,895

TOTAL NONCONVERTIBLE BONDS
(Cost $370,359,482)		368,798,933

U.S. Government and Government Agency Obligations - 28.3%
U.S. Government Agency Obligations - 2.0%
Fannie Mae:
1% 2/26/19	$10,421,000	$10,408,161
1.125% 7/20/18	2,073,000	2,081,758
1.125% 12/14/18	158,000	158,522
1.875% 9/18/18	114,000	116,614
Freddie Mac:
0.5% 1/27/17	2,668,000	2,661,591
1% 12/15/17	2,209,000	2,213,389

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,640,035

U.S. Treasury Obligations - 26.3%
U.S. Treasury Notes:
0.5% 7/31/17	22,000,000	21,916,642
0.75% 2/15/19 (c)	96,783,000	96,333,149
0.875% 10/15/17	32,187,500	32,228,990
1% 5/15/18	39,155,000	39,297,250
1.125% 1/15/19	15,658,000	15,756,473
1.375% 2/28/19	13,945,600	14,128,092
1.375% 3/31/20	10,000,000	10,088,670

TOTAL U.S. TREASURY OBLIGATIONS		229,749,266

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $247,152,584)		247,389,301

U.S. Government Agency - Mortgage Securities - 2.6%
Fannie Mae - 1.7%
2.388% 2/1/35 (b)	251,024	263,177
2.406% 11/1/34 (b)	133,884	140,050
2.409% 10/1/35 (b)	285,697	299,254
2.45% 11/1/36 (b)	312,284	328,530
2.457% 2/1/44 (b)	120,688	124,293
2.467% 5/1/35 (b)	222,781	234,933
2.468% 1/1/40 (b)	252,080	265,227
2.471% 3/1/40 (b)	186,471	197,069
2.489% 12/1/33 (b)	127,645	134,680
2.501% 4/1/44 (b)	202,633	208,545
2.51% 7/1/35 (b)	807,306	852,556
2.523% 10/1/41 (b)	345,174	365,124
2.524% 2/1/44 (b)	119,090	122,605
2.543% 1/1/44 (b)	197,316	203,440
2.557% 3/1/40 (b)	134,778	142,166
2.557% 6/1/42 (b)	93,416	96,229
2.592% 5/1/44 (b)	230,153	236,817
2.595% 4/1/35 (b)	78,055	82,182
2.628% 5/1/44 (b)	319,327	329,243
2.674% 12/1/34 (b)	118,918	125,879
2.68% 9/1/41 (b)	488,541	517,224
2.685% 12/1/39 (b)	67,329	71,194
2.686% 4/1/44 (b)	492,261	507,671
2.689% 2/1/42 (b)	569,582	592,185
2.761% 1/1/42 (b)	492,164	512,197
2.791% 8/1/41 (b)	398,075	421,670
2.951% 11/1/40 (b)	62,162	64,535
2.965% 8/1/41 (b)	83,465	87,313
2.98% 9/1/41 (b)	75,129	78,564
2.991% 10/1/41 (b)	39,817	41,585
3.249% 7/1/41 (b)	99,639	104,101
3.347% 10/1/41 (b)	57,817	60,705
3.5% 1/1/26 to 9/1/29	3,803,095	4,049,774
3.553% 7/1/41 (b)	125,862	132,354
4.5% 6/1/19 to 7/1/20	146,719	152,083
5.5% 11/1/17 to 11/1/34	2,417,521	2,690,371
6.5% 6/1/16	224	225
7% 4/1/17 to 11/1/18	2,851	2,912

TOTAL FANNIE MAE		14,838,662

Freddie Mac - 0.9%
2.362% 10/1/42 (b)	523,160	552,432
2.413% 4/1/40 (b)	144,642	152,484
2.463% 11/1/35 (b)	169,307	177,223
2.53% 4/1/40 (b)	133,147	140,560
2.576% 8/1/36 (b)	88,522	93,241
2.977% 8/1/41 (b)	237,825	252,061
3% 8/1/21	628,150	655,937
3.122% 9/1/41 (b)	150,070	157,785
3.208% 9/1/41 (b)	72,265	75,519
3.216% 4/1/41 (b)	72,786	76,084
3.297% 6/1/41 (b)	80,099	83,711
3.451% 5/1/41 (b)	60,441	62,888
3.5% 8/1/26	1,912,987	2,032,549
3.626% 6/1/41 (b)	113,282	118,754
3.706% 5/1/41 (b)	93,100	97,736
4% 6/1/24 to 4/1/26	2,216,479	2,365,389
4.5% 8/1/18 to 11/1/18	424,978	438,630
8.5% 5/1/26 to 7/1/28	29,070	34,782

TOTAL FREDDIE MAC		7,567,765

Ginnie Mae - 0.0%
5.5% 6/15/35	235,294	265,507
7% 1/15/25 to 6/15/32	142,602	170,027

TOTAL GINNIE MAE		435,534

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $22,452,375)		22,841,961

Asset-Backed Securities - 14.3%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$203,153	$196,041
Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	69,143	61,763
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	643,504	643,261
Series 2015-1 Class A3, 1.39% 9/16/19	1,110,000	1,111,823
Series 2015-SN1 Class A3, 1.21% 12/20/17	457,000	456,857
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	544,000	545,149
Series 2012-5 Class A, 1.54% 9/15/19	2,291,000	2,291,580
Series 2014-3 Class A, 1.33% 3/15/19	3,918,000	3,916,309
Series 2014-4 Class A2, 1.43% 6/17/19	1,971,000	1,970,064
Series 2014-5 Class A2, 1.6% 10/15/19	2,053,000	2,054,329
Series 2015-3 Class A, 1.63% 5/15/20	1,570,000	1,569,835
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	1,610,000	1,614,136
Series 2014-3 Class A, 1.49% 4/15/20	2,462,886	2,475,895
Series 2014-4 Class A, 1.43% 6/15/20	2,422,000	2,432,247
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	648,057	647,324
Series 2014-1 Class A3, 0.9% 2/8/19	597,130	595,948
Series 2014-2 Class A3, 0.94% 2/8/19	1,626,000	1,623,011
Series 2014-4 Class A3, 1.27% 7/8/19	414,000	413,108
Series 2015-2 Class A3, 1.27% 1/8/20	1,500,000	1,491,440
Series 2016-1 Class A3, 2.14% 10/8/20	856,000	858,896
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	11,399	8,320
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	67,779	60,158
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	145,128	51,441
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	1,985,000	1,989,706
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	698,354	697,964
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,232,000	1,232,467
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	285,174	285,174
Series 2014-3 Class A2, 1.18% 12/20/17	1,204,000	1,203,451
Series 2015-1 Class A2, 1.42% 6/20/18	1,209,000	1,210,036
Series 2015-2 Class A2, 1.39% 9/20/18	822,000	822,637
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	1,979,000	1,987,938
Series 2015-A1 Class A, 1.39% 1/15/21	1,940,000	1,947,289
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500,000	1,509,753
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	1,242,000	1,241,187
Series 2015-3 Class A3, 1.63% 5/15/20	761,000	764,801
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	228,766	155,643
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	164,614	164,428
Chase Issuance Trust:
Series 2014-A1 Class A, 1.15% 1/15/19	1,232,000	1,234,414
Series 2014-A7 Class A, 1.38% 11/15/19	2,064,000	2,072,718
Series 2015-A2, Class A, 1.59% 2/18/20	1,416,000	1,425,694
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	2,500,000	2,494,204
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	818,252	818,323
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,239,653	1,235,551
Citibank Credit Card Issuance Trust:
Series 2014-A2 Class A2, 1.02% 2/22/19	1,774,000	1,773,835
Series 2014-A4 Class A4, 1.23% 4/24/19	1,642,000	1,645,227
Series 2014-A8 Class A8, 1.73% 4/9/20	1,585,000	1,599,683
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (b)	7,098	6,488
Series 2004-2 Class 3A4, 0.9358% 7/25/34 (b)	51,255	41,443
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	7,947	6,960
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	10,245	9,264
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (a)	603,917	603,630
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	800,000	796,870
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	1,000,000	998,147
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	1,485,000	1,494,018
Series 2013-A5 Class A5, 1.04% 4/15/19	359,000	359,383
Series 2014-A5 Class A, 1.39% 4/15/20	1,651,000	1,657,314
Series 2015-A2 Class A, 1.9% 10/17/22	2,000,000	2,008,554
Series 2016-A1 Class A1, 2.1% 7/15/21	1,630,000	1,638,228
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	713,439	711,074
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	1,669,805	1,660,982
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	1,515,401	1,505,294
Fannie Mae Series 2004-T5:
Class AB1, 0.6969% 5/28/35 (b)	130,399	120,283
Class AB3, 1.1189% 5/28/35 (b)	55,367	48,076
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	36,914	34,862
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	2,000,000	1,995,196
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	1,500,000	1,498,631
Ford Credit Auto Owner Trust Series 2015-C Class A3, 1.41% 2/15/20	1,169,000	1,173,236
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	4,516,000	4,524,317
Series 2014-1 Class A1, 1.2% 2/15/19	2,677,000	2,671,639
Series 2014-4 Class A1, 1.4% 8/15/19	3,614,000	3,616,439
Series 2015-4 Class A1, 1.77% 8/15/20	1,580,000	1,581,588
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.8515% 11/25/34 (b)	85,621	9,082
Class M5, 1.9265% 11/25/34 (b)	24,561	442
Series 2005-A:
Class M3, 1.1615% 1/25/35 (b)	120,398	104,393
Class M4, 1.4465% 1/25/35 (b)	44,055	23,658
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	127,452	112,838
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (a)	958,542	958,295
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,600,000	1,600,061
Series 2015-1 Class A3, 1.53% 9/20/18	1,367,000	1,375,704
Series 2015-2 Class A3, 1.68% 12/20/18	1,164,000	1,167,452
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	1,900,000	1,895,666
Home Equity Asset Trust:
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	36,254	33,534
Series 2004-1 Class M2, 2.1358% 6/25/34 (b)	43,293	37,672
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	128,988	82,715
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	1,642,000	1,641,120
Series 2015-A Class A3, 1.42% 9/17/18 (a)	1,232,000	1,234,126
Series 2015-B Class A3, 1.4% 11/15/18 (a)	1,479,000	1,479,519
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	1,159,000	1,163,133
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.7805% 5/15/18 (a)(b)	1,380,000	1,379,177
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	5,184	5,182
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9331% 12/27/29 (b)	8,619	8,574
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	39,729	1,250
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	800,000	800,560
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	1,631,000	1,631,363
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	10,603	10,542
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	79,011	75,668
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	113,943	99,032
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (b)	39,499	36,416
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	31,108	27,722
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	21,258	476
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	1,000,000	999,999
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	696,905	696,681
Nissan Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.37% 5/15/20	1,147,000	1,150,512
Series 2016-A Class A3, 1.34% 10/15/20	923,000	923,202
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	1,642,000	1,643,030
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0732% 10/30/45 (b)	374,960	353,400
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	654,824	596,334
Class M4, 2.6015% 9/25/34 (b)	892,159	601,916
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (b)	153,762	135,046
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	648	554
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	754,000	754,363
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (b)	91,646	84,361
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 1.092% 6/15/33 (b)	169,822	160,339
Class C, 1.462% 6/15/33 (b)	429,920	419,108
Series 2004-B:
Class A2, 0.712% 6/15/21 (b)	275,845	273,857
Class C, 1.382% 9/15/33 (b)	526,826	495,733
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	5,211	4,394
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	1,580,000	1,584,028
Series 2015-3 class A, 1.74% 9/15/21	1,000,000	999,940
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	71,344	60,096
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	798,916	797,220
Series 2015-A Class A3, 1.25% 12/20/17	510,000	506,645
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	1,044,785	1,039,331
Series 2014-1 Class A3, 0.91% 10/22/18	1,032,632	1,027,289
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	1,020,000	1,008,550
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	1,289,000	1,291,704
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,509,000	1,507,645
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	1,180,000	1,182,244
TOTAL ASSET-BACKED SECURITIES
(Cost $124,829,779)		124,655,867

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.2%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6868% 4/26/36 (a)(b)	285,466	279,063
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(b)	487,807	500,392
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	42,964	39,407
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	59,471	52,631
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	710,224	709,869
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7735% 6/10/35 (a)(b)	21,002	18,687
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	2,825	2,754

TOTAL PRIVATE SPONSOR		1,602,803

U.S. Government Agency - 0.6%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	507,546	536,987
planned amortization class Series 2012-94 Class E, 3% 6/25/22	307,558	314,929
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	128,719	146,533
Series 2009-31 Class A, 4% 2/25/24	55,952	57,091
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	417,536	437,272
Series 3949 Class MK, 4.5% 10/15/34	316,739	343,341
Series 4221-CLS Class GA, 1.4% 7/15/23	1,417,281	1,406,561
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	1,920,609	1,960,989

TOTAL U.S. GOVERNMENT AGENCY		5,203,703

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,807,200)		6,806,506

Commercial Mortgage Securities - 7.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(e)	145,163	1,049
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	461,879	462,751
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	1,421,335	1,431,173
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.5755% 5/15/32 (a)(b)	1,028,000	1,011,966
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	3,636	3,230
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	383,000	327,037
Class B1, 1.8358% 1/25/36 (a)(b)	15,376	10,591
Class M1, 0.8858% 1/25/36 (a)(b)	120,460	95,606
Class M2, 0.9058% 1/25/36 (a)(b)	55,680	42,875
Class M3, 0.9358% 1/25/36 (a)(b)	59,841	44,206
Class M4, 1.0458% 1/25/36 (a)(b)	30,621	22,124
Class M5, 1.0858% 1/25/36 (a)(b)	30,621	22,182
Class M6, 1.1358% 1/25/36 (a)(b)	31,074	22,584
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	3,813	420
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	183,654	155,330
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	41,423	34,766
Class A2, 0.7558% 7/25/37 (a)(b)	38,797	30,714
Class M1, 0.8058% 7/25/37 (a)(b)	13,828	10,471
Class M2, 0.8458% 7/25/37 (a)(b)	7,759	5,423
Class M3, 0.9258% 7/25/37 (a)(b)	5,982	3,771
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	57,471	45,739
Class M1, 0.7458% 7/25/37 (a)(b)	43,419	32,519
Class M2, 0.7758% 7/25/37 (a)(b)	45,649	32,555
Class M3, 0.8058% 7/25/37 (a)(b)	73,891	36,257
Class M4, 0.9358% 7/25/37 (a)(b)	116,847	56,234
Class M5, 1.0358% 7/25/37 (a)(b)	54,108	11,371
Series 2007-4A:
Class A2, 0.9716% 9/25/37 (a)(b)	501,154	386,004
Class M1, 1.3716% 9/25/37 (a)(b)	62,642	15,437
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)	3,727,152	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,252,094	1,264,044
Series 2006-PW14 Class A1A, 5.189% 12/11/38	512,932	521,494
Series 2006-T22 Class A1A, 5.8216% 4/12/38 (b)	17,324	17,307
Series 2006-PW12 Class A1A, 5.9065% 9/11/38 (b)	591,267	591,667
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.656% 5/15/29 (a)(b)	1,022,000	997,759
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	23,015	22,130
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	763,344	801,068
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(b)	2,850,599	2,841,237
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	463,381	468,005
Series 2006-C4 Class A1A, 6.0329% 3/15/49 (b)	150,077	150,133
Series 2013-GC11 Class A1, 0.754% 4/10/46	306,726	304,192
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	828,276	849,799
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(b)	2,052,405	2,001,703
Series 2013-CR9 Class A1, 1.344% 7/10/45	164,721	164,184
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530,000	1,567,283
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	16,009	15,897
sequential payer:
Series 2006-C7 Class A1A, 5.9515% 6/10/46 (b)	852,258	854,424
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,217,480	1,234,874
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (a)(b)	180,000	173,764
Class C, 2.677% 3/15/17 (a)(b)	176,000	168,315
Class D, 3.627% 3/15/17 (a)(b)	543,000	515,042
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	122,344	122,453
Series K707 Class A1, 1.615% 9/25/18	821,136	825,948
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(b)	2,742,558	2,716,322
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,727,752	1,754,955
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	2,327,122	2,389,163
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	288,186	288,895
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	290,000	290,660
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(b)	445,622	438,827
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	777,588	786,199
Class A4, 5.56% 11/10/39	1,937,084	1,952,704
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	330,194	327,023
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4295% 11/5/30 (a)(b)	814,229	812,979
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	270,000	269,155
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6755% 11/15/29 (a)(b)	737,000	732,972
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(b)	1,232,000	1,216,839
Series 2014-FL5 Class A, 1.4055% 7/15/31 (a)(b)	867,332	856,428
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,461,079	1,470,919
Series 2006-LDP8 Class A4, 5.399% 5/15/45	884,468	887,218
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,597,130	3,669,928
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (b)	1,941,673	1,996,245
Series 2007-LDPX Class A3, 5.42% 1/15/49	365,338	372,505
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	801,000	835,978
Series 2006-LDP7 Class A1A, 6.1056% 4/17/45 (b)	1,410,628	1,416,649
Series 2013-C13 Class A1, 1.3029% 1/15/46	909,042	905,976
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	345,687	348,893
Series 2007-C1 Class A4, 5.424% 2/15/40	1,596,157	1,626,695
Series 2007-C7 Class A3, 5.866% 9/15/45	684,748	721,341
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.227% 9/15/28 (a)(b)	1,440,448	1,430,566
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	1,240,490	1,249,162
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	907,829	924,762
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	45,397	44,853
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	35,345	35,347
Class E, 0.6755% 10/15/20 (a)(b)	105,926	105,932
Class F, 0.7255% 10/15/20 (a)(b)	63,569	63,572
Class G, 0.7655% 10/15/20 (a)(b)	78,581	78,585
Class H, 0.8555% 10/15/20 (a)(b)	49,464	49,514
Class J, 1.0055% 10/15/20 (a)(b)	28,557	27,649
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	452,123	462,190
Series 2007-IQ14 Class A2, 5.61% 4/15/49	267,245	267,441
Series 2012-C4 Class A1, 1.085% 3/15/45	138,557	138,383
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (b)	291,973	291,790
Series 2007-T27 Class A1A, 5.8206% 6/11/42 (b)	1,343,632	1,399,396
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(b)	965,000	960,681
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	280,239	277,795
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,988,726	2,025,271
Class A4, 5.308% 11/15/48	375,084	379,080
Series 2007-C31 Class A4, 5.509% 4/15/47	250,394	255,196
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	996,919	998,409
Series 2006-C27 Class A3, 5.765% 7/15/45 (b)	567,559	566,903
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	192,399	190,942
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $64,999,114)		62,135,994

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $1,607,044)	1,500,000	1,621,365

Supranational Obligations - 0.1%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $688,133)	$689,000	$688,095

Bank Notes - 2.7%
Bank of America NA:
1.25% 2/14/17	$2,529,000	$2,526,939
1.75% 6/5/18	1,500,000	1,490,535
5.3% 3/15/17	250,000	258,473
Branch Banking & Trust Co. 1.45% 10/3/16	2,463,000	2,470,121
Capital One Bank NA:
1.15% 11/21/16	779,000	777,925
1.2% 2/13/17	1,625,000	1,619,564
1.3% 6/5/17	1,232,000	1,225,767
Capital One NA:
1.5% 9/5/17	1,000,000	992,123
1.65% 2/5/18	1,232,000	1,216,224
Discover Bank 3.1% 6/4/20	750,000	745,930
KeyBank NA:
1.65% 2/1/18	735,000	732,733
2.5% 12/15/19	777,000	785,674
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	1,642,000	1,635,994
2.3% 1/30/19	1,080,000	1,086,348
Marshall & Ilsley Bank 5% 1/17/17	558,000	572,674
PNC Bank NA 1.15% 11/1/16	1,281,000	1,280,914
Regions Bank 7.5% 5/15/18	250,000	275,560
Regions Financial Corp. 2.25% 9/14/18	2,070,000	2,061,080
U.S. Bank NA 1.1% 1/30/17	1,782,000	1,783,614
TOTAL BANK NOTES
(Cost $23,576,863)		23,538,192
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.40% (f)
(Cost $20,592,376)	20,592,376	20,592,376
	Maturity Amount	Value

Cash Equivalents - 8.9%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) # (g)	74,043,823	74,043,000
With Mizuho Securities U.S.A., Inc. at 1.88%, dated 2/19/16 due 8/17/16 (Collateralized by Corporate Obligations valued at $4,322,482, .70% - .78%, 2/25/36 - 4/25/36)	4,037,600	4,000,000
TOTAL CASH EQUIVALENTS
(Cost $78,043,000)		78,043,000
TOTAL INVESTMENT PORTFOLIO - 109.7%
(Cost $961,107,950)		957,111,590
NET OTHER ASSETS (LIABILITIES) - (9.7)%		(84,344,276)
NET ASSETS - 100%		$872,767,314

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 16,329	$(1,265)	$0	$(1,265)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,624,286 or 14.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,928

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$368,798,933	$--	$368,798,933	$--
U.S. Government and Government Agency Obligations	247,389,301	--	247,389,301	--
U.S. Government Agency - Mortgage Securities	22,841,961	--	22,841,961	--
Asset-Backed Securities	124,655,867	--	124,366,542	289,325
Collateralized Mortgage Obligations	6,806,506	--	6,806,506	--
Commercial Mortgage Securities	62,135,994	--	62,135,574	420
Municipal Securities	1,621,365	--	1,621,365	--
Supranational Obligations	688,095	--	688,095	--
Bank Notes	23,538,192	--	23,538,192	--
Money Market Funds	20,592,376	20,592,376	--	--
Cash Equivalents	78,043,000	--	78,043,000	--
Total Investments in Securities:	$957,111,590	$20,592,376	$936,229,469	$289,745
Derivative Instruments:
Liabilities
Swaps	$(1,265)	$--	$(1,265)	$--
Total Liabilities	$(1,265)	$--	$(1,265)	$--
Total Derivative Instruments:	$(1,265)	$--	$(1,265)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(1,265)
Total Credit Risk	0	(1,265)
Total Value of Derivatives	$0	$(1,265)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$74,043,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$74,043,000
$74,043,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.7%
United Kingdom	3.1%
Japan	2.1%
Canada	2.1%
Netherlands	1.5%
Luxembourg	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $72,660,696 and repurchase agreements of $78,043,000) — See accompanying schedule: Unaffiliated issuers (cost $940,515,574)	$936,519,214
Fidelity Central Funds (cost $20,592,376)	20,592,376
Total Investments (cost $961,107,950)		$957,111,590
Cash		900
Receivable for investments sold		60,886
Receivable for fund shares sold		2,067,053
Interest receivable		2,838,304
Distributions receivable from Fidelity Central Funds		13,421
Prepaid expenses		1,200
Other receivables		11
Total assets		962,093,365
Liabilities
Payable for investments purchased	$7,723,656
Payable for fund shares redeemed	6,932,428
Distributions payable	27,737
Bi-lateral OTC swaps, at value	1,265
Accrued management fee	220,325
Distribution and service plan fees payable	110,508
Other affiliated payables	136,913
Other payables and accrued expenses	129,319
Collateral on securities loaned, at value	74,043,900
Total liabilities		89,326,051
Net Assets		$872,767,314
Net Assets consist of:
Paid in capital		$910,983,328
Undistributed net investment income		770,256
Accumulated undistributed net realized gain (loss) on investments		(34,988,645)
Net unrealized appreciation (depreciation) on investments		(3,997,625)
Net Assets		$872,767,314
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($197,983,338 ÷ 21,248,908 shares)		$9.32
Maximum offering price per share (100/98.50 of $9.32)		$9.46
Class T:
Net Asset Value and redemption price per share ($93,634,545 ÷ 10,040,761 shares)		$9.33
Maximum offering price per share (100/98.50 of $9.33)		$9.47
Class B:
Net Asset Value and offering price per share ($1,379,465 ÷ 148,444 shares)(a)		$9.29
Class C:
Net Asset Value and offering price per share ($87,809,597 ÷ 9,471,921 shares)(a)		$9.27
Class I:
Net Asset Value, offering price and redemption price per share ($491,960,369 ÷ 52,755,221 shares)		$9.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$7,656,175
Income from Fidelity Central Funds		36,928
Total income		7,693,103
Expenses
Management fee	$1,265,919
Transfer agent fees	654,321
Distribution and service plan fees	620,499
Accounting and security lending fees	151,488
Custodian fees and expenses	8,618
Independent trustees' compensation	1,726
Registration fees	54,276
Audit	91,482
Legal	1,825
Miscellaneous	38,180
Total expenses before reductions	2,888,334
Expense reductions	(1,914)	2,886,420
Net investment income (loss)		4,806,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,244,026
Swaps	505
Total net realized gain (loss)		1,244,531
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,631,438)
Swaps	1,505
Total change in net unrealized appreciation (depreciation)		(2,629,933)
Net gain (loss)		(1,385,402)
Net increase (decrease) in net assets resulting from operations		$3,421,281

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,806,683	$7,242,950
Net realized gain (loss)	1,244,531	2,488,984
Change in net unrealized appreciation (depreciation)	(2,629,933)	(5,315,199)
Net increase (decrease) in net assets resulting from operations	3,421,281	4,416,735
Distributions to shareholders from net investment income	(4,967,506)	(6,546,109)
Distributions to shareholders from net realized gain	–	(107,541)
Total distributions	(4,967,506)	(6,653,650)
Share transactions - net increase (decrease)	68,551,911	(168,945,549)
Total increase (decrease) in net assets	67,005,686	(171,182,464)
Net Assets
Beginning of period	805,761,628	976,944,092
End of period (including undistributed net investment income of $770,256 and undistributed net investment income of $931,079, respectively)	$872,767,314	$805,761,628

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Short Fixed-Income Fund Class A

	Six months ended (Unaudited)	Years ended August 31,
	February 29, 2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.33	$9.36	$9.30	$9.34	$9.29	$9.23
Income from Investment Operations
Net investment income (loss)A	.055	.073	.070	.070	.090	.134
Net realized and unrealized gain (loss)	(.009)	(.037)	.052	(.046)	.058	.062
Total from investment operations	.046	.036	.122	.024	.148	.196
Distributions from net investment income	(.056)	(.065)	(.062)	(.064)	(.098)	(.136)
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.056)	(.066)	(.062)	(.064)	(.098)	(.136)
Net asset value, end of period	$9.32	$9.33	$9.36	$9.30	$9.34	$9.29
Total ReturnB,C,D	.49%	.39%	1.32%	.25%	1.61%	2.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.70%	.70%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.71%G	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.71%G	.70%	.70%	.70%	.69%	.70%
Net investment income (loss)	1.19%G	.78%	.74%	.75%	.97%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$197,983	$177,996	$190,596	$205,581	$212,725	$250,546
Portfolio turnover rateH	130%G	75%I	61%	61%	75%	204%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Short Fixed-Income Fund Class T

	Six months ended (Unaudited)	Years ended August 31,
	February 29,2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.37	$9.31	$9.34	$9.29	$9.24
Income from Investment Operations
Net investment income (loss)A	.055	.073	.069	.069	.089	.134
Net realized and unrealized gain (loss)	(.010)	(.037)	.053	(.036)	.059	.052
Total from investment operations	.045	.036	.122	.033	.148	.186
Distributions from net investment income	(.055)	(.065)	(.062)	(.063)	(.098)	(.136)
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.055)	(.066)	(.062)	(.063)	(.098)	(.136)
Net asset value, end of period	$9.33	$9.34	$9.37	$9.31	$9.34	$9.29
Total ReturnB,C,D	.49%	.38%	1.31%	.36%	1.60%	2.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.70%	.71%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.72%G	.70%	.71%	.70%	.70%	.70%
Expenses net of all reductions	.72%G	.70%	.71%	.70%	.70%	.70%
Net investment income (loss)	1.18%G	.77%	.74%	.74%	.96%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$93,635	$95,409	$103,447	$127,404	$140,285	$163,217
Portfolio turnover rateH	130%G	75%I	61%	61%	75%	204%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Short Fixed-Income Fund Class B

	Six months ended (Unaudited)	Years ended August 31,
	February 29, 2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.32	$9.35	$9.30	$9.35	$9.30	$9.24
Income from Investment Operations
Net investment income (loss)A	.019	.003	(.007)	(.006)	.015	.059
Net realized and unrealized gain (loss)	(.022)	(.032)	.058	(.042)	.059	.062
Total from investment operations	(.003)	(.029)	.051	(.048)	.074	.121
Distributions from net investment income	(.027)	–B	(.001)	(.002)	(.024)	(.061)
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.027)	(.001)	(.001)	(.002)	(.024)	(.061)
Net asset value, end of period	$9.29	$9.32	$9.35	$9.30	$9.35	$9.30
Total ReturnC,D,E	(.03)%	(.31)%	.55%	(.51)%	.79%	1.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.48%H	1.45%	1.52%	1.51%	1.50%	1.52%
Expenses net of fee waivers, if any	1.48%H	1.45%	1.52%	1.51%	1.50%	1.52%
Expenses net of all reductions	1.48%H	1.45%	1.52%	1.51%	1.50%	1.52%
Net investment income (loss)	.42%H	.03%	(.07)%	(.06)%	.16%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$1,379	$1,591	$2,459	$5,824	$7,991	$9,337
Portfolio turnover rateI	130%H	75%J	61%	61%	75%	204%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Short Fixed-Income Fund Class C

	Six months ended (Unaudited)	Years ended August 31,
	February 29, 2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$9.34	$9.29	$9.35	$9.30	$9.24
Income from Investment Operations
Net investment income (loss)A	.015	(.006)	(.009)	(.009)	.012	.056
Net realized and unrealized gain (loss)	(.018)	(.033)	.060	(.050)	.058	.062
Total from investment operations	(.003)	(.039)	.051	(.059)	.070	.118
Distributions from net investment income	(.027)	–	(.001)	(.001)	(.020)	(.058)
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.027)	(.001)	(.001)	(.001)	(.020)	(.058)
Net asset value, end of period	$9.27	$9.30	$9.34	$9.29	$9.35	$9.30
Total ReturnB,C,D	(.04)%	(.42)%	.55%	(.63)%	.76%	1.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.57%G	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.57%G	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.57%G	1.55%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	.33%G	(.07)%	(.10)%	(.10)%	.13%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$87,810	$79,368	$98,517	$99,283	$114,564	$132,589
Portfolio turnover rateH	130%G	75%I	61%	61%	75%	204%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Short Fixed-Income Fund Class I

	Six months ended (Unaudited)	Years ended August 31,
	February 29, 2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.37	$9.31	$9.34	$9.29	$9.24
Income from Investment Operations
Net investment income (loss)A	.062	.089	.087	.087	.106	.150
Net realized and unrealized gain (loss)	(.009)	(.037)	.053	(.036)	.058	.052
Total from investment operations	.053	.052	.140	.051	.164	.202
Distributions from net investment income	(.063)	(.081)	(.080)	(.081)	(.114)	(.152)
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.063)	(.082)	(.080)	(.081)	(.114)	(.152)
Net asset value, end of period	$9.33	$9.34	$9.37	$9.31	$9.34	$9.29
Total ReturnB,C	.57%	.55%	1.51%	.54%	1.78%	2.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%F	.53%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.56%F	.53%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.56%F	.53%	.51%	.52%	.52%	.53%
Net investment income (loss)	1.34%F	.95%	.93%	.93%	1.14%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$491,960	$451,398	$581,926	$696,413	$771,929	$719,891
Portfolio turnover rateG	130%F	75%H	61%	61%	75%	204%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,856,552
Gross unrealized depreciation	(6,250,299)
Net unrealized appreciation (depreciation) on securities	$(3,393,747)
Tax cost	$960,505,337

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(19,679,244)
2018	(16,553,917)
Total capital loss carryforward	$(36,233,161)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$505	$1,505

 (a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $92,021,474 and $90,665,836, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$135,698	$–
Class T	-%	.15%	70,384	257
Class B	.65%	.25%	6,425	4,644
Class C	.75%	.25%	407,992	38,527
			$620,499	$43,428

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,328
Class T	3,490
Class B(a)	407
Class C(a)	3,832
$21,057

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$142,680.16
Class T	78,633.17
Class B	1,274.18
Class C	67,758.17
Class I	363,976.16
	$654,321

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $534 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $24,380.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $264.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,650.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$1,089,372	$1,196,541
Class T	554,506	690,330
Class B	3,806	3
Class C	230,543	–
Class I	3,089,279	4,659,235
Total	$4,967,506	$6,546,109
From net realized gain
Class A	$–	$18,431
Class T	–	10,934
Class B	–	215
Class C	–	9,861
Class I	–	68,100
Total	$–	$107,541

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	7,849,506	9,536,050	$73,181,395	$89,219,339
Reinvestment of distributions	110,687	121,681	1,030,552	1,138,630
Shares redeemed	(5,780,451)	(10,949,529)	(53,915,300)	(102,439,584)
Net increase (decrease)	2,179,742	(1,291,798)	$20,296,647	$(12,081,615)
Class T
Shares sold	1,673,125	1,879,243	$15,611,878	$17,595,238
Reinvestment of distributions	55,692	69,901	518,719	654,822
Shares redeemed	(1,900,643)	(2,777,951)	(17,734,399)	(26,009,778)
Net increase (decrease)	(171,826)	(828,807)	$(1,603,802)	$(7,759,718)
Class B
Shares sold	32,684	42,735	$303,556	$399,209
Reinvestment of distributions	396	22	3,664	205
Shares redeemed	(55,356)	(135,082)	(515,352)	(1,261,842)
Net increase (decrease)	(22,276)	(92,325)	$(208,132)	$(862,428)
Class C
Shares sold	2,682,263	2,346,637	$24,881,633	$21,884,227
Reinvestment of distributions	21,373	928	197,485	8,636
Shares redeemed	(1,767,467)	(4,360,719)	(16,407,195)	(40,704,289)
Net increase (decrease)	936,169	(2,013,154)	$8,671,923	$(18,811,426)
Class I
Shares sold	15,328,987	43,630,494	$143,083,389	$408,337,380
Reinvestment of distributions	308,396	470,860	2,873,079	4,410,891
Shares redeemed	(11,199,972)	(57,895,728)(a)	(104,561,193)	(542,178,633)(a)
Net increase (decrease)	4,437,411	(13,794,374)	$41,395,275	$(129,430,362)

 (a) Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Short Term Bond Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Short Term Bond Fund equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective on or about July 15, 2016. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.71%
Actual		$1,000.00	$1,004.90	$3.54
Hypothetical-C		$1,000.00	$1,021.33	$3.57
Class T	.72%
Actual		$1,000.00	$1,004.90	$3.59
Hypothetical-C		$1,000.00	$1,021.28	$3.62
Class B	1.48%
Actual		$1,000.00	$999.70	$7.36
Hypothetical-C		$1,000.00	$1,017.50	$7.42
Class C	1.57%
Actual		$1,000.00	$999.60	$7.81
Hypothetical-C		$1,000.00	$1,017.06	$7.87
Class I	.56%
Actual		$1,000.00	$1,005.70	$2.79
Hypothetical-C		$1,000.00	$1,022.08	$2.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class T ranked below its competitive median for 2014 and the total expense ratio of each of Class B, Class C, and Class I ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that the total expense ratio of each of Class B and Class I was above the competitive median because of high transfer agent fees due to small average account size. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SFI-SANN-0416
1.703632.118

Fidelity® Limited Term Bond Fund (A Class of Fidelity Advisor® Limited Term Bond Fund) Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	10.0%
AAA	14.5%
AA	3.6%
A	26.3%
BBB	38.5%
BB and Below	6.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.2%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	7.9%
AAA	16.1%
AA	4.3%
A	27.8%
BBB	37.0%
BB and Below	4.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	2.7	2.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	2.6	2.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	70.3%
U.S. Government and U.S. Government Agency Obligations	10.0%
Asset-Backed Securities	8.4%
CMOs and Other Mortgage Related Securities	7.7%
Municipal Bonds	0.8%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 15.5%

 ** Futures and Swaps - 0.0%

As of August 31, 2015*,**
Corporate Bonds	68.9%
U.S. Government and U.S. Government Agency Obligations	7.9%
Asset-Backed Securities	9.4%
CMOs and Other Mortgage Related Securities	8.5%
Municipal Bonds	0.4%
Other Investments	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 15.6%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 69.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 2.3%
American Honda Finance Corp.:
1.2% 7/14/17	$5,000,000	$4,989,465
1.7% 2/22/19	1,918,000	1,920,835
2.125% 10/10/18	500,000	505,172
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	2,000,000	1,987,328
1.45% 8/1/16 (a)	1,461,000	1,461,260
1.65% 5/18/18 (a)	3,000,000	2,962,203
2.25% 3/2/20 (a)	3,020,000	2,975,839
2.375% 8/1/18 (a)	1,000,000	1,005,376
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	2,947,344
3% 9/25/17	3,000,000	3,002,646
3.15% 1/15/20	5,000,000	4,885,795
3.2% 7/13/20	5,000,000	4,833,350
4.2% 3/1/21	3,000,000	3,004,503
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,000,000	982,470
2.4% 5/22/20 (a)	3,098,000	2,937,582
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	620,000	607,431
2.125% 11/20/18 (a)	1,500,000	1,451,678
2.375% 3/22/17 (a)	600,000	599,731
		43,060,008
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,126,623
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.1% 12/7/18	742,000	751,582
2.2% 5/26/20	5,000,000	5,046,465
2.75% 12/9/20	345,000	355,023
		6,153,070
Household Durables - 0.4%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,035,000
4% 2/15/20	3,000,000	3,052,500
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,556,250
		7,643,750
Media - 3.9%
21st Century Fox America, Inc. 6.9% 3/1/19	750,000	851,442
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,011,283
CBS Corp. 2.3% 8/15/19	1,500,000	1,507,266
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	10,000,000	10,024,900
Comcast Corp.:
5.7% 5/15/18	42,000	45,824
6.3% 11/15/17	6,000,000	6,491,640
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000,000	4,283,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,726,544
5.875% 10/1/19	5,034,000	5,631,294
Discovery Communications LLC 5.05% 6/1/20	322,000	337,086
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	3,018,849
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,708
1.65% 9/29/17	5,050,000	5,028,633
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,187,806
6.75% 7/1/18	1,141,000	1,243,342
8.25% 4/1/19	500,000	571,677
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,982,546
6.875% 6/15/18	5,095,000	5,642,483
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,887,974
3.5% 4/1/17	455,000	459,508
6.125% 10/5/17	3,179,000	3,337,079
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,110,034
		73,658,418

TOTAL CONSUMER DISCRETIONARY		131,641,869

CONSUMER STAPLES - 6.1%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	5,047,390
2.15% 2/1/19	1,500,000	1,521,384
2.65% 2/1/21	3,890,000	3,959,207
3.3% 2/1/23	4,190,000	4,307,245
Heineken NV 1.4% 10/1/17 (a)	321,000	320,893
PepsiCo, Inc. 7.9% 11/1/18	815,000	948,238
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	2,310,000	2,322,703
2.45% 1/15/17 (a)	1,280,000	1,290,098
		19,717,158
Food & Staples Retailing - 1.1%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,555,249
2.25% 12/5/18	8,376,000	8,462,742
2.25% 8/12/19	5,000,000	5,058,430
2.8% 7/20/20	1,496,000	1,531,983
Kroger Co. 1.1496% 10/17/16 (b)	5,000,000	5,002,120
		21,610,524
Food Products - 1.8%
Cargill, Inc. 6% 11/27/17 (a)	106,000	113,511
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,220,116
General Mills, Inc.:
1.4% 10/20/17	3,000,000	3,000,747
2.2% 10/21/19	2,000,000	2,020,428
5.7% 2/15/17	5,000,000	5,216,580
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	614,731
5.375% 2/10/20	5,000,000	5,533,035
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,855,291
2.5% 3/15/20	1,964,000	1,980,482
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,094,591
William Wrigley Jr. Co. 2% 10/20/17 (a)	428,000	429,018
		34,078,530
Tobacco - 2.1%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,093,715
BAT International Finance PLC:
1.85% 6/15/18 (a)	7,000,000	7,028,826
2.75% 6/15/20 (a)	3,160,000	3,227,204
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	1,906,000	1,904,205
2.05% 7/20/18 (a)	2,866,000	2,852,217
2.95% 7/21/20 (a)	3,000,000	3,042,849
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,913,686
1.875% 1/15/19	2,641,000	2,672,975
2.15% 2/25/21	3,088,000	3,069,932
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,764,970
3.25% 6/12/20	1,162,000	1,208,456
4% 6/12/22	1,077,000	1,162,732
6.75% 6/15/17	513,000	550,695
		40,492,462

TOTAL CONSUMER STAPLES		115,898,674

ENERGY - 6.4%
Energy Equipment & Services - 1.2%
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	5,074,105
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	775,116
Halliburton Co. 2.7% 11/15/20	10,247,000	10,100,007
Nabors Industries, Inc. 2.35% 9/15/16	257,000	254,406
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	601,065
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	1,972,447
4% 3/16/18	102,000	81,600
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	848,196
Transocean, Inc. 3% 10/15/17 (b)	3,500,000	3,150,000
		22,856,942
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	45,258
6.375% 9/15/17	555,000	563,897
BG Energy Capital PLC 2.875% 10/15/16 (a)	620,000	623,156
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,900,130
2.248% 11/1/16	620,000	623,230
2.521% 1/15/20	4,688,000	4,602,936
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	379,270
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	262,092
Chevron Corp. 1.961% 3/3/20	4,000,000	3,945,772
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	2,107,000	2,021,527
3.3% 6/1/20 (a)	1,439,000	1,347,461
ConocoPhillips Co.:
1.5% 5/15/18	4,373,000	4,174,816
2.2% 5/15/20	1,962,000	1,813,934
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	266,520
2.7% 4/1/19	821,000	673,348
Devon Energy Corp. 2.25% 12/15/18	3,484,000	3,036,045
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	21,247
Enable Midstream Partners LP 2.4% 5/15/19	174,000	134,048
Enbridge, Inc. 0.8662% 6/2/17 (b)	2,613,000	2,497,215
Encana Corp. 6.5% 5/15/19	5,000,000	4,106,895
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	612,715
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,508,058
2.55% 10/15/19	178,000	172,265
Exxon Mobil Corp.:
2.25% 3/1/21	3,780,000	3,780,000
2.75% 3/1/23	2,954,000	2,954,000
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (a)	20,000	20,233
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,624,635
Kinder Morgan, Inc.:
2% 12/1/17	393,000	375,315
3.05% 12/1/19	3,758,000	3,469,198
Marathon Petroleum Corp.:
2.7% 12/14/18	436,000	422,271
3.5% 3/1/16	875,000	875,000
Petro-Canada 6.05% 5/15/18	3,326,000	3,402,714
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,391,500
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	3,000,000	2,814,150
Petroleos Mexicanos:
3.125% 1/23/19	77,000	74,866
3.5% 7/18/18	5,000,000	4,962,500
3.5% 7/23/20 (a)	1,355,000	1,277,088
5.5% 2/4/19 (a)	2,000,000	2,068,000
6.375% 2/4/21 (a)	2,000,000	2,079,500
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,275,823
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	2,662,155
5.75% 1/15/20	962,000	927,449
Schlumberger Investment SA 1.25% 8/1/17 (a)	1,000,000	982,971
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,227,234
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	1,782,720
4.05% 1/23/20	864,000	557,280
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	27,963
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	88,608
Suncor Energy, Inc. 6.1% 6/1/18	944,000	968,638
Total Capital International SA 2.125% 1/10/19	2,000,000	1,994,442
TransCanada PipeLines Ltd.:
1.4111% 1/12/18 (b)	2,500,000	2,454,215
1.625% 11/9/17	3,000,000	2,947,137
1.875% 1/12/18	3,000,000	2,942,763
3.125% 1/15/19	1,693,000	1,703,783
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	394,288
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,098,480
5.375% 6/1/21	600,000	512,543
		99,471,297

TOTAL ENERGY		122,328,239

FINANCIALS - 33.4%
Banks - 16.2%
ABN AMRO Bank NV 2.5% 10/30/18 (a)	4,000,000	4,036,288
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	566,226
2.25% 6/13/19	2,000,000	2,008,374
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	520,000	518,700
4% 4/14/19 (a)	2,575,000	2,369,000
6.369% 6/16/18(a)	962,000	967,291
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,406,537
2% 1/11/18	11,200,000	11,160,733
2.25% 4/21/20	6,000,000	5,880,714
2.6% 1/15/19	7,495,000	7,530,421
2.65% 4/1/19	7,100,000	7,136,210
5.75% 12/1/17	1,150,000	1,219,627
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,037,454
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	590,000	587,812
2.3% 3/5/20 (a)	3,000,000	2,979,918
2.35% 9/8/19 (a)	3,050,000	3,070,072
2.7% 9/9/18 (a)	500,000	507,476
Barclays PLC:
2% 3/16/18	5,000,000	4,902,945
2.75% 11/8/19	2,831,000	2,779,985
2.875% 6/8/20	3,000,000	2,875,242
3.25% 1/12/21	2,046,000	1,972,520
BNP Paribas 2.375% 9/14/17	6,000,000	6,057,180
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,963,892
BPCE SA:
1.625% 2/10/17	450,000	449,508
2.5% 7/15/19	2,000,000	2,012,936
Capital One NA:
2.35% 8/17/18	500,000	497,679
2.4% 9/5/19	2,000,000	1,973,672
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,064,550
Citigroup, Inc.:
0.747% 6/9/16 (b)	3,000,000	2,995,281
1.55% 8/14/17	2,000,000	1,989,300
1.7% 4/27/18	1,500,000	1,484,054
1.75% 5/1/18	2,870,000	2,841,601
1.85% 11/24/17	3,000,000	2,990,352
2.15% 7/30/18	2,000,000	1,992,866
2.4% 2/18/20	4,000,000	3,964,536
2.5% 9/26/18	1,500,000	1,509,650
2.5% 7/29/19	2,000,000	2,004,824
2.55% 4/8/19	3,000,000	3,009,075
2.65% 10/26/20	3,000,000	2,995,935
4.4% 6/10/25	2,604,000	2,596,412
Citizens Bank NA:
2.3% 12/3/18	1,384,000	1,385,749
2.45% 12/4/19	3,000,000	2,976,399
Comerica, Inc. 2.125% 5/23/19	345,000	339,321
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	755,015
2.3% 9/6/19	2,000,000	2,013,424
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	1,997,872
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,052,856
Credit Suisse AG 6% 2/15/18	3,680,000	3,896,012
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	1,987,596
2.3% 5/28/19	5,750,000	5,703,437
3% 10/29/21	1,500,000	1,501,599
Discover Bank:
2% 2/21/18	5,920,000	5,848,623
2.6% 11/13/18	2,000,000	1,997,984
Fifth Third Bancorp:
2.3% 3/1/19	279,000	279,360
2.875% 7/27/20	3,200,000	3,225,056
4.5% 6/1/18	3,024,000	3,182,355
5.45% 1/15/17	291,000	300,530
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,004,531
First Horizon National Corp. 3.5% 12/15/20	3,000,000	2,978,658
HBOS PLC 6.75% 5/21/18 (a)	509,000	547,333
HSBC Bank PLC 1.5% 5/15/18 (a)	1,570,000	1,560,379
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	2,968,404
2.625% 9/24/18	262,000	263,510
Huntington Bancshares, Inc. 7% 12/15/20	180,000	213,584
Huntington National Bank 2.2% 4/1/19	1,000,000	991,448
ING Bank NV 1.8% 3/16/18 (a)	3,000,000	2,994,819
Intesa Sanpaolo SpA 2.375% 1/13/17	10,750,000	10,784,121
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,500,718
1.625% 5/15/18	4,500,000	4,477,964
2% 8/15/17	4,500,000	4,520,547
2.2% 10/22/19	10,058,000	10,052,247
2.25% 1/23/20	3,000,000	2,993,340
2.35% 1/28/19	1,942,000	1,961,261
2.55% 10/29/20	3,000,000	3,006,915
2.75% 6/23/20	3,000,000	3,032,724
KeyCorp. 2.3% 12/13/18	2,000,000	2,000,810
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	3,971,088
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	2,985,951
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,958,391
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	4,000,000	4,035,252
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	1,940,000	1,928,211
1.8% 3/26/18 (a)	1,500,000	1,492,547
2.45% 4/16/19 (a)	1,400,000	1,409,345
2.65% 9/25/19 (a)	2,000,000	2,027,798
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,225,025
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,007,280
PNC Bank NA:
1.5% 2/23/18	2,100,000	2,094,303
1.8% 11/5/18	2,000,000	1,999,910
2.4% 10/18/19	3,000,000	3,041,841
Regions Financial Corp.:
2% 5/15/18	5,330,000	5,282,739
3.2% 2/8/21	4,000,000	3,980,616
Royal Bank of Canada:
1.5% 1/16/18	2,720,000	2,716,176
4.65% 1/27/26	2,144,000	2,162,595
Royal Bank of Scotland Group PLC 1.5431% 3/31/17 (b)	8,715,000	8,687,260
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	941,262
2.25% 7/11/19	3,500,000	3,502,478
2.45% 1/10/19	590,000	595,455
2.45% 1/16/20	3,000,000	3,001,353
2.65% 7/23/20	3,000,000	3,029,907
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	926,272
2.5% 5/1/19	550,000	552,672
3% 3/3/21	2,828,000	2,821,863
3.5% 1/20/17	1,378,000	1,401,239
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,994,100
The Toronto-Dominion Bank:
2.25% 11/5/19	2,000,000	2,022,318
2.625% 9/10/18	1,200,000	1,223,944
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,297,769
2.15% 1/15/19	5,500,000	5,538,621
2.6% 7/22/20	3,000,000	3,034,137
		308,093,067
Capital Markets - 4.5%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	993,530
2.5% 2/13/19	2,250,000	2,201,945
Goldman Sachs Group, Inc.:
1.312% 12/15/17 (b)	3,000,000	2,986,422
2.375% 1/22/18	8,850,000	8,903,658
2.625% 1/31/19	13,000,000	13,098,852
5.95% 1/18/18	1,693,000	1,805,222
6.15% 4/1/18	402,000	433,292
Lazard Group LLC:
4.25% 11/14/20	543,000	557,173
6.85% 6/15/17	125,000	131,425
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,027,170
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	42,433
6.875% 4/25/18	726,000	792,950
Morgan Stanley:
1.875% 1/5/18	2,000,000	1,995,018
2.125% 4/25/18	3,580,000	3,578,965
2.375% 7/23/19	9,660,000	9,638,941
2.5% 1/24/19	1,750,000	1,759,051
2.65% 1/27/20	11,000,000	10,983,522
4.75% 3/22/17	2,000,000	2,065,596
4.875% 11/1/22	2,000,000	2,108,646
5.5% 1/26/20	2,000,000	2,197,642
5.625% 9/23/19	112,000	122,919
5.95% 12/28/17	383,000	408,970
7.3% 5/13/19	603,000	689,615
UBS AG Stamford Branch:
1.3031% 3/26/18 (b)	3,000,000	2,992,602
1.375% 6/1/17	5,675,000	5,660,688
1.375% 8/14/17	6,700,000	6,674,969
		84,851,216
Consumer Finance - 4.4%
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	2,970,000
3.25% 11/5/18	3,000,000	2,947,500
American Express Co. 1.55% 5/22/18	3,000,000	2,968,890
American Express Credit Corp. 2.125% 3/18/19	5,520,000	5,521,932
American Honda Finance Corp. 1.5% 9/11/17 (a)	620,000	620,854
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,449,995
Discover Financial Services 6.45% 6/12/17	3,381,000	3,545,655
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	1,986,500
1.684% 9/8/17	1,000,000	985,346
2.145% 1/9/18	2,500,000	2,487,068
2.24% 6/15/18	6,000,000	5,913,252
2.597% 11/4/19	5,000,000	4,926,150
2.875% 10/1/18	2,500,000	2,501,283
3% 6/12/17	4,500,000	4,537,733
3.157% 8/4/20	3,000,000	2,987,739
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,628,682
Hyundai Capital America:
1.45% 2/6/17 (a)	632,000	629,895
2% 3/19/18 (a)	1,891,000	1,882,540
2.125% 10/2/17 (a)	2,437,000	2,438,972
2.55% 2/6/19 (a)	4,759,000	4,773,653
2.6% 3/19/20 (a)	2,000,000	2,001,038
2.875% 8/9/18 (a)	2,606,000	2,625,584
John Deere Capital Corp. 1.6% 7/13/18	590,000	590,660
Synchrony Financial:
1.875% 8/15/17	173,000	171,112
2.6% 1/15/19	3,000,000	2,975,190
2.7% 2/3/20	2,500,000	2,450,305
3% 8/15/19	3,000,000	3,004,803
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,000,930
2% 10/24/18	2,500,000	2,526,355
		84,049,616
Diversified Financial Services - 1.4%
AIG Global Funding 1.65% 12/15/17 (a)	2,000,000	1,995,132
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	624,668
Brixmor Operating Partnership LP 3.875% 8/15/22	1,161,000	1,079,701
GE Capital International Funding Co. 2.342% 11/15/20 (a)	11,630,000	11,747,835
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	351,491
2.75% 12/1/20	619,000	629,216
McGraw Hill Financial, Inc. 2.5% 8/15/18	1,049,000	1,054,303
Moody's Corp. 2.75% 7/15/19	8,000,000	8,153,616
		25,635,962
Insurance - 3.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,179,925
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,061,296
AIA Group Ltd. 2.25% 3/11/19 (a)	3,529,000	3,531,064
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,260,921
3.3% 3/1/21	987,000	997,892
4.875% 6/1/22	1,484,000	1,583,444
5.85% 1/16/18	1,910,000	2,036,614
Aon Corp.:
3.125% 5/27/16	2,000,000	2,009,400
5% 9/30/20	2,178,000	2,402,872
Aon PLC 2.8% 3/15/21	7,000,000	7,050,967
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,000,926
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	259,000	253,820
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,653
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,599,000	6,039,680
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	498,586
2.35% 3/6/20	5,000,000	5,007,650
2.55% 10/15/18	517,000	528,825
MassMutual Global Funding II 2.35% 4/9/19 (a)	1,000,000	1,012,422
MetLife, Inc.:
1.756% 12/15/17 (b)	269,000	269,107
1.903% 12/15/17 (b)	180,000	180,075
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	1,500,000	1,500,198
1.5% 1/10/18 (a)	4,431,000	4,399,890
2% 4/14/20 (a)	3,000,000	2,952,063
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,486,546
Pacific LifeCorp 6% 2/10/20 (a)	1,579,000	1,766,724
Pricoa Global Funding I:
1.15% 11/25/16 (a)	2,000,000	1,999,230
1.6% 5/29/18 (a)	967,000	961,402
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,212,285
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,499,112
Symetra Financial Corp. 6.125% 4/1/16 (a)	892,000	895,440
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	280,000	281,411
Unum Group:
5.625% 9/15/20	2,743,000	3,003,489
7.125% 9/30/16	704,000	725,257
		74,607,186
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	201,461
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,291,753
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,851,579
5.875% 10/15/19	446,000	495,049
DDR Corp.:
4.75% 4/15/18	1,634,000	1,699,563
7.5% 4/1/17	389,000	410,565
Digital Delta Holdings LLC 3.4% 10/1/20 (a)	1,735,000	1,765,408
Duke Realty LP:
5.95% 2/15/17	354,000	367,509
6.75% 3/15/20	35,000	40,124
8.25% 8/15/19	7,000	8,297
Equity One, Inc. 6% 9/15/17	509,000	536,860
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,648,826
3.375% 6/1/25	3,000,000	3,052,035
5.75% 6/15/17	442,000	463,662
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	5,088,395
5.9% 4/1/20	5,000	5,734
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,076,506
Health Care Property Investors, Inc. 6% 1/30/17	750,000	776,806
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	249,343
4.7% 9/15/17	2,436,000	2,536,980
HRPT Properties Trust:
6.25% 6/15/17	186,000	191,489
6.65% 1/15/18	95,000	100,034
Select Income REIT 2.85% 2/1/18	597,000	595,066
Simon Property Group LP 2.2% 2/1/19	462,000	467,136
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	450,828
		27,371,008
Real Estate Management & Development - 1.5%
BioMed Realty LP 3.85% 4/15/16	1,379,000	1,380,294
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	53,290
5.7% 5/1/17	369,000	383,280
6% 4/1/16	2,124,000	2,131,217
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,122,643
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,126,989
5.5% 12/15/16	2,260,000	2,324,824
6.625% 10/1/17	2,707,000	2,880,890
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	434,917
4.5% 4/18/22	185,000	180,117
7.75% 8/15/19	1,298,000	1,424,996
Prime Property Funding, Inc. 5.7% 4/15/17 (a)	405,000	417,554
Reckson Operating Partnership LP 6% 3/31/16	152,000	152,500
Regency Centers LP 5.875% 6/15/17	187,000	196,458
Tanger Properties LP 6.125% 6/1/20	606,000	689,085
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,866,673
1.55% 9/26/16	346,000	346,160
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,734,079
4% 4/30/19	6,000,000	6,266,298
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,153,477
		28,265,741

TOTAL FINANCIALS		632,873,796

HEALTH CARE - 3.8%
Biotechnology - 1.5%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,061,398
1.8% 5/14/18	3,972,000	3,960,811
2.5% 5/14/20	7,349,000	7,344,106
Amgen, Inc.:
0.9982% 5/22/17 (b)	3,000,000	2,991,537
1.25% 5/22/17	1,500,000	1,496,820
2.125% 5/1/20	1,618,000	1,607,023
2.2% 5/22/19	4,290,000	4,345,178
5.85% 6/1/17	446,000	469,860
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,555,995
2.875% 8/15/20	3,000,000	3,041,232
		27,873,960
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,487,877
2.675% 12/15/19	329,000	335,914
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,774,209
2.5% 3/15/20	2,200,000	2,253,757
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,690,211
		8,541,968
Health Care Providers & Services - 1.0%
Cardinal Health, Inc. 1.95% 6/15/18	462,000	462,152
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	276,071
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,492,229
2.25% 6/15/19	1,000,000	993,543
McKesson Corp. 2.284% 3/15/19	686,000	688,483
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,130,296
1.9% 7/16/18	3,000,000	3,028,026
2.125% 3/15/21	3,000,000	2,999,637
2.7% 7/15/20	1,361,000	1,398,466
2.875% 12/15/21	2,000,000	2,053,886
WellPoint, Inc.:
1.875% 1/15/18	326,000	325,322
2.25% 8/15/19	2,950,000	2,932,188
		18,780,299
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	135,518
2.15% 12/14/18	881,000	881,393
2.4% 2/1/19	3,086,000	3,096,063
		4,112,974
Pharmaceuticals - 0.7%
Actavis Funding SCS:
1.3% 6/15/17	2,400,000	2,387,438
2.35% 3/12/18	3,000,000	3,018,123
2.45% 6/15/19	352,000	353,012
3% 3/12/20	1,157,000	1,176,914
Bayer U.S. Finance LLC:
1.5% 10/6/17 (a)	1,863,000	1,866,385
2.375% 10/8/19 (a)	1,481,000	1,502,152
Mylan, Inc. 1.35% 11/29/16	160,000	158,895
Perrigo Co. PLC 1.3% 11/8/16	200,000	198,841
Perrigo Finance PLC 3.5% 12/15/21	263,000	260,641
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,180
Zoetis, Inc.:
1.875% 2/1/18	1,616,000	1,598,592
3.45% 11/13/20	493,000	502,205
		13,233,378

TOTAL HEALTH CARE		72,542,579

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,676,552
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,635,606
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,402,596
The Boeing Co. 1.65% 10/30/20	3,000,000	2,963,865
		14,678,619
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	131,410	133,539
6.795% 2/2/20	2,618	2,716
6.9% 7/2/19	24,663	25,080
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	151,811	155,439
8.36% 1/20/19	96,657	99,741
		416,515
Industrial Conglomerates - 0.7%
Covidien International Finance SA 6% 10/15/17	442,000	473,015
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,999,498
2.4% 9/15/20	619,000	632,000
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,904,545
3% 12/15/20	5,100,000	5,152,765
		13,161,823
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	261,329
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	414,000	404,168
2.625% 9/4/18	1,628,000	1,579,689
3.75% 2/1/22	1,228,000	1,141,008
3.875% 4/1/21	500,000	483,750
4.75% 3/1/20	605,000	615,588
		4,224,203

TOTAL INDUSTRIALS		32,742,489

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,021,297
2.125% 3/1/19	1,500,000	1,531,863
2.45% 6/15/20	3,000,000	3,073,731
		7,626,891
Electronic Equipment & Components - 0.5%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,422,150
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,010,647
2.375% 12/17/18	99,000	99,440
6.55% 10/1/17	4,476,000	4,805,832
		9,338,069
IT Services - 0.4%
MasterCard, Inc. 2% 4/1/19	289,000	293,400
The Western Union Co.:
2.875% 12/10/17	773,000	786,382
3.65% 8/22/18	3,111,000	3,176,238
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,459,338
2.95% 3/15/17	1,057,000	1,059,252
		7,774,610
Software - 0.4%
Oracle Corp.:
2.25% 10/8/19	1,552,000	1,590,133
2.5% 5/15/22	5,000,000	5,028,325
		6,618,458
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85% 5/6/21	850,000	883,223
Hewlett Packard Enterprise Co.:
2.85% 10/5/18 (a)	4,000,000	4,001,316
3.6% 10/15/20 (a)	3,000,000	2,991,930
		7,876,469

TOTAL INFORMATION TECHNOLOGY		39,234,497

MATERIALS - 1.4%
Chemicals - 0.7%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,293,766
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,247,266
Ecolab, Inc.:
1.45% 12/8/17	335,000	333,324
1.55% 1/12/18	2,500,000	2,489,298
Monsanto Co. 2.125% 7/15/19	3,000,000	3,017,427
Sherwin-Williams Co. 1.35% 12/15/17	620,000	618,932
		13,000,013
Metals & Mining - 0.7%
Anglo American Capital PLC:
1.572% 4/15/16 (a)(b)	1,624,000	1,600,510
3.625% 5/14/20 (a)	1,513,000	1,202,835
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	630,000	633,211
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	613,050
2.375% 3/15/18	4,000,000	3,445,000
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,390,387
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,287,500
Vale Overseas Ltd. 6.25% 1/23/17	403,000	406,264
		12,578,757

TOTAL MATERIALS		25,578,770

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,612,166
2.375% 11/27/18	10,000,000	10,107,600
2.45% 6/30/20	1,563,000	1,556,843
BellSouth Corp. 4.821% 4/26/16 (a)(b)	3,000,000	3,017,844
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	998,730
1.625% 6/28/16	4,314,000	4,321,002
2.35% 2/14/19	4,296,000	4,336,666
CenturyLink, Inc. 6.15% 9/15/19	592,000	608,280
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (a)	923,000	924,911
5.75% 3/23/16	2,000,000	2,005,562
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	614,143
1.35% 6/9/17	750,000	749,611
2% 11/1/16	1,279,000	1,286,130
2.5% 9/15/16	1,044,000	1,052,060
2.625% 2/21/20	2,913,000	2,953,255
3.65% 9/14/18	6,000,000	6,279,426
4.5% 9/15/20	3,000,000	3,262,587
6.1% 4/15/18	3,425,000	3,721,218
		49,408,034
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,657,489
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,600,068
1.625% 3/20/17	5,400,000	5,421,832
5.45% 6/10/19	2,000,000	2,191,938
		12,871,327

TOTAL TELECOMMUNICATION SERVICES		62,279,361

UTILITIES - 4.6%
Electric Utilities - 2.4%
AmerenUE 6.4% 6/15/17	519,000	550,381
American Electric Power Co., Inc. 1.65% 12/15/17	1,827,000	1,814,441
Commonwealth Edison Co. 2.15% 1/15/19	188,000	190,007
Duke Energy Corp.:
0.9922% 4/3/17 (b)	2,894,000	2,872,836
1.625% 8/15/17	3,304,000	3,301,205
2.1% 6/15/18	5,395,000	5,406,205
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	54,802
Edison International 3.75% 9/15/17	431,000	443,996
Eversource Energy 1.45% 5/1/18	153,000	151,174
Exelon Corp.:
1.55% 6/9/17	311,000	309,492
2.85% 6/15/20	458,000	461,886
FirstEnergy Corp.:
2.75% 3/15/18	6,652,000	6,719,777
4.25% 3/15/23	600,000	626,340
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	695,750
Hydro-Quebec 2% 6/30/16	2,500,000	2,511,300
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,566,340
LG&E and KU Energy LLC 3.75% 11/15/20	2,000	2,100
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,719,876
6.5% 8/1/18	273,000	302,209
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,904,000	2,899,182
PacifiCorp 5.5% 1/15/19	2,750,000	3,034,515
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	122,183
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,029,604
TECO Finance, Inc.:
1.2169% 4/10/18 (b)	3,000,000	2,957,541
5.15% 3/15/20	252,000	274,297
Xcel Energy, Inc. 1.2% 6/1/17	3,153,000	3,141,838
		45,159,277
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (a)	1,096,000	1,150,942
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.85% 12/1/17	704,000	704,132
2.375% 6/1/20	1,087,000	1,068,419
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,721,676
		4,494,227
Multi-Utilities - 1.9%
Ameren Illinois Co. 6.125% 11/15/17	62,000	66,639
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	1,000,000	997,097
2% 11/15/18	544,000	544,917
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,204,118
1.9% 6/15/18	2,540,000	2,526,756
2.5% 12/1/19	7,382,000	7,438,081
2.9031% 9/30/66 (b)	651,000	437,505
7.5% 6/30/66 (b)	567,000	474,863
NiSource Finance Corp.:
3.85% 2/15/23	700,000	729,931
5.45% 9/15/20	43,000	47,595
6.4% 3/15/18	888,000	963,072
NSTAR 4.5% 11/15/19	2,500,000	2,699,093
PG&E Corp. 2.4% 3/1/19	74,000	74,746
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,156,255
Sempra Energy:
2.3% 4/1/17	4,935,000	4,967,127
2.4% 3/15/20	1,890,000	1,854,825
2.85% 11/15/20	1,392,000	1,397,163
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,000,481
2.45% 6/15/20	2,901,000	2,937,341
6.25% 5/15/67 (b)	454,000	335,960
		35,853,565

TOTAL UTILITIES		86,658,011

TOTAL NONCONVERTIBLE BONDS
(Cost $1,330,486,155)		1,321,778,285

U.S. Treasury Obligations - 7.8%
U.S. Treasury Notes:
0.75% 2/15/19	$64,146,000	$63,847,822
0.875% 10/15/17	10,230,000	10,243,186
1% 5/15/18	12,459,000	12,504,264
1.125% 1/15/19	11,574,000	11,646,789
1.375% 3/31/20 (c)	9,683,000	9,768,859
1.375% 1/31/21	30,000,000	30,199,230
1.75% 12/31/20	10,000,000	10,242,190
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $148,247,181)		148,452,340

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.5%
2.45% 11/1/36 (b)	149,520	157,298
2.468% 1/1/40 (b)	159,432	167,747
2.471% 3/1/40 (b)	117,232	123,895
2.489% 12/1/33 (b)	622,566	656,878
2.51% 7/1/35 (b)	76,754	81,056
2.557% 3/1/40 (b)	83,774	88,367
2.557% 6/1/42 (b)	51,722	53,279
2.595% 4/1/35 (b)	371,174	390,798
2.685% 12/1/39 (b)	46,132	48,780
2.689% 2/1/42 (b)	533,419	554,586
2.761% 1/1/42 (b)	443,205	461,244
2.951% 11/1/40 (b)	30,288	31,444
2.98% 9/1/41 (b)	36,605	38,279
2.991% 10/1/41 (b)	19,908	20,792
3.249% 7/1/41 (b)	53,942	56,357
3.347% 10/1/41 (b)	28,170	29,577
3.5% 7/1/26 to 10/1/29	3,925,938	4,184,901
3.553% 7/1/41 (b)	66,657	70,095
4.5% 3/1/35	35,980	39,312
6% 5/1/16 to 4/1/17	4,292	4,324
6.5% 5/1/16 to 8/1/36	492,494	576,010
7% 9/1/18 to 6/1/33	296,771	352,410
7.5% 8/1/17 to 3/1/28	98,062	115,527
8.5% 5/1/21 to 9/1/25	7,611	8,878
9.5% 2/1/25	515	559
10.5% 8/1/20	4,847	5,256

TOTAL FANNIE MAE		8,317,649

Freddie Mac - 0.2%
2.413% 4/1/40 (b)	90,242	95,134
2.53% 4/1/40 (b)	83,409	88,053
2.535% 2/1/40 (b)	134,267	141,670
3.208% 9/1/41 (b)	35,210	36,795
3.216% 4/1/41 (b)	40,299	42,125
3.297% 6/1/41(b)	45,031	47,062
3.451% 5/1/41 (b)	30,676	31,918
3.5% 8/1/26	2,892,634	3,073,423
3.626% 6/1/41 (b)	65,362	68,520
3.706% 5/1/41 (b)	47,749	50,127
4.5% 8/1/18	165,043	170,228
5% 3/1/19	298,295	309,331
8.5% 9/1/24 to 8/1/27	29,609	35,723

TOTAL FREDDIE MAC		4,190,109

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	80,591	95,797
7.5% 2/15/28 to 10/15/28	3,477	4,227
8% 6/15/24	60	70
8.5% 10/15/21	23,279	26,451
11% 7/20/19 to 8/20/19	1,163	1,269

TOTAL GINNIE MAE		127,814

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,453,990)		12,635,572

Asset-Backed Securities - 8.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	$56,669	$50,620
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (b)	33,430	31,836
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	669,791
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	292,617
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,059,799
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,423,954
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,868,162
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,001,941
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,129,670
American Express Credit Account Master Trust:
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,010,564
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,795,992
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	344,793	344,403
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,297,610
Series 2014-4 Class A3, 1.27% 7/8/19	505,000	503,911
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,982,881
Series 2016-1 Class A3, 2.14% 10/8/20	1,888,000	1,894,388
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (b)	5,239	4,802
Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	10,238	7,473
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	4,092	3,632
Series 2004-W11 Class M2, 1.4858% 11/25/34 (b)	63,962	61,475
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	179,644	164,200
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	130,347	46,202
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (b)	142,339	123,552
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (b)	2,215	369
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	3,769,000	3,777,936
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.5608% 2/25/35 (b)	378,742	334,166
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	231,473	231,472
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,175,464
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,808,549
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,604,242
Capital One Multi-Asset Execution Trust Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,209,936
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	205,465	139,790
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,020,538
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	4,000,000	3,990,726
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	1,689,604	1,689,751
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,640,000	1,634,573
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,956,777
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (b)	9,741	8,905
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	7,185	6,293
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	8,377	7,575
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	4,490,000	4,472,434
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,786,807
Series 2016-A1 Class A1, 2.1% 7/15/21	3,630,000	3,648,325
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	868,988	866,107
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	2,576,231	2,562,620
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	2,604,423	2,587,052
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (b)	4,436	3,852
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	33,155	31,312
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	4,000,000	3,990,391
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	3,299,000	3,332,738
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,793,976
Series 2015-2 Class A, 2.44% 1/15/27 (a)	3,480,000	3,522,612
Series 2016-1 Class A, 2.31% 8/15/27 (a)	4,000,000	3,998,914
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,069,835
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,492,991
Series 2014-4 Class A1, 1.4% 8/15/19	11,000,000	11,007,425
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	6,003,737
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (b)	81,136	70,350
Class M4, 1.4465% 1/25/35 (b)	39,567	21,248
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	143,276	126,848
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (a)(b)	89,833	85,073
Class B, 0.7105% 11/15/34 (a)(b)	32,594	28,683
Class C, 0.8105% 11/15/34 (a)(b)	53,794	46,548
Class D, 1.1805% 11/15/34 (a)(b)	20,404	16,905
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,950,000	1,950,075
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,413,268
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,723,488
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	29,997	864
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (b)	32,697	30,100
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	2,817	2,605
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	141,116	90,492
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	1,200,000	1,199,357
Series 2015-A Class A3, 1.42% 9/17/18 (a)	2,402,000	2,406,145
Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,966,000	2,967,041
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (b)	21,503	9,666
Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	5,806	5,804
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (b)	7,059	7,022
Series 2006-A Class 2C, 1.7531% 3/27/42 (b)	392,000	201,046
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	35,682	1,122
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (b)	14,160	11,761
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (b)	32,514	30,398
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	11,599	11,534
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	163,793	156,864
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	4,895	4,255
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (b)	54,359	50,117
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	27,940	24,899
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	19,093	427
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	2,000,000	1,999,998
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (b)	162,650	148,055
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,501,568
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	60,741	55,316
Class M4, 2.6015% 9/25/34 (b)	77,891	52,551
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (b)	126,217	110,854
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	582	498
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	164,736	164,968
Series 2014-4 Class B, 1.82% 5/15/19	774,000	774,373
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (b)	82,443	75,890
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (b)	64,266	62,650
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	4,680	3,946
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class A, 2.37% 3/15/23	2,681,000	2,725,078
Series 2015-2 Class A, 1.6% 4/15/21	3,040,000	3,047,751
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	2,472	2,083
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	316,998	155,329
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	3,104,000	3,069,157
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,226,000	2,230,670
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,757,421
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,158,759
TOTAL ASSET-BACKED SECURITIES
(Cost $159,218,496)		160,328,585

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(b)	528,998	542,646
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	28,857	26,469
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	64,804	57,351
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,565,874	1,565,091
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (a)(b)	40,467	36,007
Class B6, 3.2735% 6/10/35 (a)(b)	67,321	60,717
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	2,538	2,473

TOTAL PRIVATE SPONSOR		2,290,754

U.S. Government Agency - 1.5%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	358,644	379,448
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	2,786	2,838
Series 2015-28 Class P, 2.5% 5/25/45	7,659,776	7,835,591
Series 2014-57 Class A, 3% 9/25/44	2,165,864	2,240,737
Series 2015-28 Class JE, 3% 5/25/45	5,942,125	6,160,311
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	6,246	6,317
Series 2363 Class PF, 6% 9/15/16	4,004	4,034
Series 3820 Class DA, 4% 11/15/35	291,331	305,101
Series 3777 Class AC, 3.5% 12/15/25	517,671	544,566
Series 3949 Class MK, 4.5% 10/15/34	222,334	241,007
Series 4472 Class WL, 3% 5/15/45	2,714,751	2,808,667
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	7,682,437	7,843,958

TOTAL U.S. GOVERNMENT AGENCY		28,372,575

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,710,580)		30,663,329

Commercial Mortgage Securities - 7.6%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	417,625	425,237
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(e)	41,857	303
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (b)	486,650	486,447
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	4,576,290	4,580,360
Series 2006-6 Class A3, 5.369% 10/10/45	74,307	74,282
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	811,416	817,033
Series 2007-2 Class A4, 5.79% 4/10/49 (b)	7,498,000	7,604,610
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	579,721	595,197
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1.5755% 5/15/32 (a)(b)	2,015,000	1,983,571
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	3,500,000	3,601,373
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	3,266	2,901
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	83,872	71,617
Class B1, 1.8358% 1/25/36 (a)(b)	3,550	2,445
Class M1, 0.8858% 1/25/36 (a)(b)	27,056	21,473
Class M2, 0.9058% 1/25/36 (a)(b)	8,117	6,250
Class M3, 0.9358% 1/25/36 (a)(b)	11,854	8,757
Class M4, 1.0458% 1/25/36 (a)(b)	6,556	4,737
Class M5, 1.0858% 1/25/36 (a)(b)	6,556	4,749
Class M6, 1.1358% 1/25/36 (a)(b)	6,963	5,061
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	3,424	378
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	55,311	46,781
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	57,469	48,233
Class A2, 0.7558% 7/25/37 (a)(b)	53,728	42,535
Class M1, 0.8058% 7/25/37 (a)(b)	18,867	14,287
Class M2, 0.8458% 7/25/37 (a)(b)	10,193	7,123
Class M3, 0.9258% 7/25/37 (a)(b)	7,826	4,933
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	51,618	41,080
Class M1, 0.7458% 7/25/37 (a)(b)	11,450	8,576
Class M2, 0.7758% 7/25/37 (a)(b)	12,285	8,761
Class M3, 0.8058% 7/25/37 (a)(b)	18,952	9,299
Class M4, 0.9358% 7/25/37 (a)(b)	29,987	14,432
Class M5, 1.0358% 7/25/37 (a)(b)	14,479	3,043
Series 2007-4A Class M1, 1.3716% 9/25/37 (a)(b)	16,497	4,065
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	680,553	687,048
Series 2006-PW14 Class A1A, 5.189% 12/11/38	360,159	366,172
Series 2006-T22 Class A1A, 5.8216% 4/12/38 (b)	10,268	10,258
Series 2006-PW12 Class A1A, 5.9065% 9/11/38 (b)	370,888	371,138
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.656% 5/15/29 (a)(b)	2,065,000	2,016,019
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	20,671	19,876
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	739,907	776,472
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(b)	7,424,941	7,400,557
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	5,000,000	5,105,490
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,449,733	1,464,198
Series 2006-C4 Class A1A, 6.0329% 3/15/49 (b)	323,431	323,552
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,418,447
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	227,913	229,367
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(b)	1,500,000	1,462,944
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,196,679
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,053,423
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	813,347
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,012,377
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,011,384
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	981,991
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	14,378	14,277
sequential payer:
Series 2006-C7 Class A1A, 5.9515% 6/10/46 (b)	469,550	470,744
Series 2006-C8:
Class A1A, 5.292% 12/10/46	1,093,029	1,108,645
Class A4, 5.306% 12/10/46	1,526,955	1,548,538
Series 2006-C7 Class A4, 5.9625% 6/10/46 (b)	416,734	416,935
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	432,000	440,566
Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	1,433,621	1,469,107
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (a)(b)(e)	102	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (a)(b)	264,000	254,854
Class C, 2.677% 3/15/17 (a)(b)	257,000	245,778
Class D, 3.627% 3/15/17 (a)(b)	1,003,000	951,358
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(b)	5,058,216	5,009,828
Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (a)(b)	2,358,850	2,342,301
Class CFX, 3.3822% 12/15/19 (a)(b)	1,059,000	1,030,239
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,544,000	2,584,054
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	5,010,151	5,143,722
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	918,805	938,374
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	1,002,018	1,004,481
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	150,000	150,341
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(b)	399,314	393,225
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	429,722	434,481
Class A4, 5.56% 11/10/39	6,047,719	6,096,485
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,594,221
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4295% 11/5/30 (a)(b)	440,663	439,986
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	110,000	109,655
Class DFX, 4.4065% 11/5/30 (a)	1,039,000	1,035,748
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,071,900
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,626,740
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(b)	1,100,000	1,086,464
Series 2014-FL5 Class A, 1.4055% 7/15/31 (a)(b)	1,056,206	1,042,928
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,394,608	1,401,800
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	87,443	88,065
Class A4, 5.399% 5/15/45	1,456,273	1,460,800
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	29,781	30,375
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,625,347	3,696,463
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,718,000	1,793,022
Series 2006-LDP7 Class A1A, 6.1056% 4/17/45 (b)	808,132	811,582
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	227,635	229,746
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,185,310	2,221,130
Class A2, 5.3% 11/15/38	26,694	26,969
Series 2007-C1 Class A4, 5.424% 2/15/40	2,994,053	3,051,337
Series 2006-C6 Class A1A, 5.342% 9/15/39 (b)	1,110,047	1,120,482
Series 2007-C7 Class A3, 5.866% 9/15/45	1,225,377	1,290,861
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	56,826	56,723
Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	673,587	678,296
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	4,549,434	4,634,288
Series 2007-6 Class B, 5.635% 3/12/51 (b)	216,000	60,653
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	844,156
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	40,774	40,285
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	31,745	31,747
Class E, 0.6755% 10/15/20 (a)(b)	95,138	95,143
Class F, 0.7255% 10/15/20 (a)(b)	57,094	57,097
Class G, 0.7655% 10/15/20 (a)(b)	70,577	70,581
Class H, 0.8555% 10/15/20 (a)(b)	44,426	44,471
Class J, 1.0055% 10/15/20 (a)(b)	25,649	24,833
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	337,456	344,969
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	3,013,844
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (b)	313,668	313,471
Series 2006-IQ11 Class A1A, 5.9599% 10/15/42 (b)	78,290	78,216
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,223,304
Series 2007-T27 Class A1A, 5.8206% 6/11/42 (b)	818,328	852,290
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (a)	2,678	2,743
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(b)	2,027,000	2,017,928
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	354,364	355,548
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,555,134	1,583,711
Class A4, 5.308% 11/15/48	553,769	559,669
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,599,694
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	367,000	374,925
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (b)	3,074,873	3,175,855
Class A5, 6.1491% 2/15/51 (b)	143,000	150,298
Series 2006-C25 Class A1A, 5.9451% 5/15/43 (b)	212,102	211,739
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	593,776	594,663
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (b)	434,540	436,541
Class A3, 5.765% 7/15/45 (b)	459,802	459,271
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,327,983
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.5475% 11/15/29 (a)(b)	1,589,600	1,568,778
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $145,752,333)		143,432,988

Municipal Securities - 0.8%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,754,186
Series 2011:
4.961% 3/1/16	6,320,000	6,320,000
5.665% 3/1/18	630,000	665,204
5.877% 3/1/19	4,715,000	5,096,491
Series 2013, 2.69% 12/1/17	500,000	503,905
TOTAL MUNICIPAL SECURITIES
(Cost $15,294,534)		15,339,786

Foreign Government and Government Agency Obligations - 0.1%
Brazilian Federative Republic 6% 1/17/17 (Cost $2,071,670)	$2,000,000	$2,072,000

Supranational Obligations - 0.0%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $425,464)	426,000	425,441

Bank Notes - 2.3%
Bank of America NA:
1.25% 2/14/17	$2,420,000	$2,418,028
1.65% 3/26/18	1,924,000	1,916,106
1.75% 6/5/18	2,000,000	1,987,380
5.3% 3/15/17	250,000	258,473
Capital One Bank NA:
1.3% 6/5/17	1,000,000	994,941
2.25% 2/13/19	1,000,000	992,494
Capital One NA 1.65% 2/5/18	3,000,000	2,961,585
Discover Bank 3.1% 6/4/20	1,708,000	1,698,731
Fifth Third Bank:
1.45% 2/28/18	580,000	574,663
2.875% 10/1/21	2,000,000	2,017,872
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	4,977,815
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,869,158
KeyBank NA:
1.65% 2/1/18	397,000	395,775
2.5% 12/15/19	3,783,000	3,825,230
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,106,466
Marshall & Ilsley Bank 5% 1/17/17	1,868,000	1,917,125
Regions Bank 7.5% 5/15/18	250,000	275,560
Regions Financial Corp. 2.25% 9/14/18	4,000,000	3,982,764
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,039,990
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,211,596
Union Bank NA 2.125% 6/16/17	700,000	703,690
Wachovia Bank NA 6% 11/15/17	570,000	611,779
TOTAL BANK NOTES
(Cost $42,604,005)		42,737,221
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (f)
(Cost $16,910,667)	162,831	15,449,410

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $14,718,871)	14,718,871	14,718,871
	Maturity Amount	Value

Cash Equivalents - 4.1%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) # (h)
(Cost $78,443,000)	78,443,872	78,443,000
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $1,997,336,946)		1,986,476,828
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(88,782,241)
NET ASSETS - 100%		$1,897,694,587

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 16,329	$(1,264)	$0	$(1,264)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,245,996 or 16.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $122,073.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,578
Fidelity Specialized High Income Central Fund	445,486
Total	$497,064

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,060,481	$447,917	$--	$15,449,410	1.9%
Total	$16,060,481	$447,917	$--	$15,449,410

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,321,778,285	$--	$1,321,778,285	$--
U.S. Government and Government Agency Obligations	148,452,340	--	148,452,340	--
U.S. Government Agency - Mortgage Securities	12,635,572	--	12,635,572	--
Asset-Backed Securities	160,328,585	--	159,932,939	395,646
Collateralized Mortgage Obligations	30,663,329	--	30,663,329	--
Commercial Mortgage Securities	143,432,988	--	143,432,610	378
Municipal Securities	15,339,786	--	15,339,786	--
Foreign Government and Government Agency Obligations	2,072,000	--	2,072,000	--
Supranational Obligations	425,441	--	425,441	--
Bank Notes	42,737,221	--	42,737,221	--
Fixed-Income Funds	15,449,410	15,449,410	--	--
Money Market Funds	14,718,871	14,718,871	--	--
Cash Equivalents	78,443,000	--	78,443,000	--
Total Investments in Securities:	$1,986,476,828	$30,168,281	$1,955,912,523	$396,024
Derivative Instruments:
Liabilities
Swaps	$(1,264)	$--	$(1,264)	$--
Total Liabilities	$(1,264)	$--	$(1,264)	$--
Total Derivative Instruments:	$(1,264)	$--	$(1,264)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(1,264)
Total Credit Risk	0	(1,264)
Total Value of Derivatives	$0	$(1,264)

 (a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$78,443,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$78,443,000
$78,443,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.5%
United Kingdom	4.7%
Canada	2.8%
Japan	1.6%
France	1.1%
Others (Individually Less Than 1%)	5.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $78,443,000) — See accompanying schedule: Unaffiliated issuers (cost $1,965,707,408)	$1,956,308,547
Fidelity Central Funds (cost $31,629,538)	30,168,281
Total Investments (cost $1,997,336,946)		$1,986,476,828
Cash		17,300
Receivable for investments sold		4,580,612
Receivable for fund shares sold		5,143,838
Interest receivable		10,745,959
Distributions receivable from Fidelity Central Funds		85,876
Other receivables		667
Total assets		2,007,051,080
Liabilities
Payable for investments purchased	$25,112,869
Payable for fund shares redeemed	4,552,431
Distributions payable	295,543
Bi-lateral OTC swaps, at value	1,264
Accrued management fee	488,306
Distribution and service plan fees payable	197,027
Other affiliated payables	265,748
Other payables and accrued expenses	5
Collateral on securities loaned, at value	78,443,300
Total liabilities		109,356,493
Net Assets		$1,897,694,587
Net Assets consist of:
Paid in capital		$1,927,755,442
Undistributed net investment income		2,808,318
Accumulated undistributed net realized gain (loss) on investments		(22,007,791)
Net unrealized appreciation (depreciation) on investments		(10,861,382)
Net Assets		$1,897,694,587
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($314,703,093 ÷ 27,708,466 shares)		$11.36
Maximum offering price per share (100/97.25 of $11.36)		$11.68
Class T:
Net Asset Value and redemption price per share ($193,597,348 ÷ 17,035,689 shares)		$11.36
Maximum offering price per share (100/97.25 of $11.36)		$11.68
Class B:
Net Asset Value and offering price per share ($900,323 ÷ 79,367 shares)(a)		$11.34
Class C:
Net Asset Value and offering price per share ($111,047,135 ÷ 9,799,616 shares)(a)		$11.33
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($831,639,600 ÷ 73,036,683 shares)		$11.39
Class I:
Net Asset Value, offering price and redemption price per share ($445,807,088 ÷ 39,144,534 shares)		$11.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$22,504,412
Income from Fidelity Central Funds		497,064
Total income		23,001,476
Expenses
Management fee	$2,770,688
Transfer agent fees	1,186,625
Distribution and service plan fees	1,093,513
Fund wide operations fee	344,661
Independent trustees' compensation	3,709
Miscellaneous	1,153
Total expenses before reductions	5,400,349
Expense reductions	(647)	5,399,702
Net investment income (loss)		17,601,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,379,535
Swaps	505
Total net realized gain (loss)		1,380,040
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,704,758)
Swaps	1,507
Total change in net unrealized appreciation (depreciation)		(11,703,251)
Net gain (loss)		(10,323,211)
Net increase (decrease) in net assets resulting from operations		$7,278,563

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,601,774	$21,313,755
Net realized gain (loss)	1,380,040	2,048,322
Change in net unrealized appreciation (depreciation)	(11,703,251)	(16,775,250)
Net increase (decrease) in net assets resulting from operations	7,278,563	6,586,827
Distributions to shareholders from net investment income	(16,486,255)	(19,985,756)
Share transactions - net increase (decrease)	176,353,500	941,601,529
Total increase (decrease) in net assets	167,145,808	928,202,600
Net Assets
Beginning of period	1,730,548,779	802,346,179
End of period (including undistributed net investment income of $2,808,318 and undistributed net investment income of $1,692,799, respectively)	$1,897,694,587	$1,730,548,779

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.52	$11.33	$11.69	$11.45	$11.28
Income from Investment Operations
Net investment income (loss)A	.104	.170	.232	.243	.289	.344
Net realized and unrealized gain (loss)	(.068)	(.111)	.160	(.384)	.215	.163
Total from investment operations	.036	.059	.392	(.141)	.504	.507
Distributions from net investment income	(.096)	(.159)	(.202)	(.219)	(.264)	(.322)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.096)	(.159)	(.202)	(.219)	(.264)	(.337)
Net asset value, end of period	$11.36	$11.42	$11.52	$11.33	$11.69	$11.45
Total ReturnB,C,D	.32%	.51%	3.48%	(1.24)%	4.46%	4.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.79%	.82%	.83%	.83%
Expenses net of fee waivers, if any	.76%G	.76%	.79%	.82%	.83%	.83%
Expenses net of all reductions	.76%G	.76%	.79%	.82%	.83%	.83%
Net investment income (loss)	1.83%G	1.48%	2.02%	2.09%	2.52%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$314,703	$304,040	$215,800	$155,980	$192,761	$187,442
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.53	$11.34	$11.70	$11.45	$11.29
Income from Investment Operations
Net investment income (loss)A	.103	.170	.234	.246	.292	.348
Net realized and unrealized gain (loss)	(.067)	(.121)	.161	(.384)	.225	.153
Total from investment operations	.036	.049	.395	(.138)	.517	.501
Distributions from net investment income	(.096)	(.159)	(.205)	(.222)	(.267)	(.326)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.096)	(.159)	(.205)	(.222)	(.267)	(.341)
Net asset value, end of period	$11.36	$11.42	$11.53	$11.34	$11.70	$11.45
Total ReturnB,C,D	.32%	.42%	3.50%	(1.21)%	4.57%	4.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.77%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.77%G	.76%	.77%	.80%	.80%	.80%
Expenses net of all reductions	.77%G	.76%	.77%	.80%	.80%	.80%
Net investment income (loss)	1.83%G	1.48%	2.04%	2.11%	2.54%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$193,597	$193,612	$198,510	$210,150	$265,426	$274,215
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.51	$11.32	$11.68	$11.43	$11.27
Income from Investment Operations
Net investment income (loss)A	.062	.090	.149	.159	.206	.264
Net realized and unrealized gain (loss)	(.068)	(.122)	.161	(.384)	.225	.154
Total from investment operations	(.006)	(.032)	.310	(.225)	.431	.418
Distributions from net investment income	(.054)	(.078)	(.120)	(.135)	(.181)	(.243)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.054)	(.078)	(.120)	(.135)	(.181)	(.258)
Net asset value, end of period	$11.34	$11.40	$11.51	$11.32	$11.68	$11.43
Total ReturnB,C,D	(.05)%	(.28)%	2.75%	(1.95)%	3.81%	3.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.51%G	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.51%G	1.46%	1.51%	1.55%	1.55%	1.55%
Net investment income (loss)	1.09%G	.78%	1.30%	1.36%	1.79%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$900	$919	$1,507	$2,956	$5,209	$7,018
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$11.50	$11.31	$11.67	$11.42	$11.26
Income from Investment Operations
Net investment income (loss)A	.060	.081	.143	.155	.204	.262
Net realized and unrealized gain (loss)	(.068)	(.121)	.162	(.384)	.225	.154
Total from investment operations	(.008)	(.040)	.305	(.229)	.429	.416
Distributions from net investment income	(.052)	(.070)	(.115)	(.131)	(.179)	(.241)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.052)	(.070)	(.115)	(.131)	(.179)	(.256)
Net asset value, end of period	$11.33	$11.39	$11.50	$11.31	$11.67	$11.42
Total ReturnB,C,D	(.07)%	(.35)%	2.70%	(1.98)%	3.79%	3.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of fee waivers, if any	1.54%G	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of all reductions	1.54%G	1.54%	1.56%	1.58%	1.57%	1.56%
Net investment income (loss)	1.06%G	.71%	1.25%	1.34%	1.78%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$111,047	$81,929	$64,333	$53,096	$65,425	$63,435
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.122	.205	.209
Net realized and unrealized gain (loss)	(.068)	(.110)	.038
Total from investment operations	.054	.095	.247
Distributions from net investment income	(.114)	(.195)	(.197)
Net asset value, end of period	$11.39	$11.45	$11.55
Total ReturnC,D	.48%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.46%G
Expenses net of fee waivers, if any	.45%G	.45%	.46%G
Expenses net of all reductions	.45%G	.45%	.46%G
Net investment income (loss)	2.14%G	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$831,640	$758,240	$147,629
Portfolio turnover rateH	40%G	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.55	$11.36	$11.72	$11.48	$11.31
Income from Investment Operations
Net investment income (loss)A	.119	.200	.262	.273	.319	.373
Net realized and unrealized gain (loss)	(.068)	(.111)	.161	(.385)	.213	.163
Total from investment operations	.051	.089	.423	(.112)	.532	.536
Distributions from net investment income	(.111)	(.189)	(.233)	(.248)	(.292)	(.351)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.111)	(.189)	(.233)	(.248)	(.292)	(.366)
Net asset value, end of period	$11.39	$11.45	$11.55	$11.36	$11.72	$11.48
Total ReturnB,C	.45%	.78%	3.74%	(.99)%	4.71%	4.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.53%	.57%	.58%	.58%
Expenses net of fee waivers, if any	.50%F	.50%	.53%	.57%	.58%	.58%
Expenses net of all reductions	.50%F	.50%	.53%	.57%	.58%	.58%
Net investment income (loss)	2.09%F	1.74%	2.28%	2.34%	2.77%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$445,807	$391,808	$174,568	$84,843	$101,234	$89,583
Portfolio turnover rateG	40%F	44%	94%	112%	129%	108%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of four years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$12,563,690
Gross unrealized depreciation	(21,334,988)
Net unrealized appreciation (depreciation) on securities	$(8,771,298)
Tax cost	$1,995,248,126

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(9,328)
2018	(18,759,952)
Total capital loss carryforward	$(18,769,280)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$505	$1,507

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $267,231,937 and $106,864,859, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$379,493	$23,005
Class T	-%	.25%	242,500	792
Class B	.65%	.25%	4,101	2,962
Class C	.75%	.25%	467,419	93,881
			$1,093,513	$120,640

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,720
Class T	13,688
Class B(a)	221
Class C(a)	15,446
$46,075

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$239,551.16
Class T	159,982.17
Class B	1,134.25
Class C	83,452.18
Fidelity Limited Term Bond Fund	381,484.10
Class I	321,022.15
	$1,186,625

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,153 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $11,054.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $647.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$2,573,225	$3,729,622
Class T	1,632,269	2,760,770
Class B	4,349	9,214
Class C	429,725	455,450
Fidelity Limited Term Bond Fund	7,670,510	7,753,652
Class I	4,176,177	5,277,048
Total	$16,486,255	$19,985,756

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	9,493,588	22,883,010	$108,124,976	$262,802,297
Reinvestment of distributions	208,809	302,206	2,375,945	3,471,902
Shares redeemed	(8,625,388)	(15,281,488)	(98,288,046)	(175,517,852)
Net increase (decrease)	1,077,009	7,903,728	$12,212,875	$90,756,347
Class T
Shares sold	3,230,355	4,726,276	$36,826,027	$54,308,583
Reinvestment of distributions	135,211	225,689	1,539,145	2,594,606
Shares redeemed	(3,279,036)	(5,219,634)	(37,380,244)	(59,996,049)
Net increase (decrease)	86,530	(267,669)	$984,928	$(3,092,860)
Class B
Shares sold	23,906	45,219	$272,061	$518,562
Reinvestment of distributions	348	769	3,946	8,827
Shares redeemed	(25,488)	(96,326)	(290,091)	(1,103,458)
Net increase (decrease)	(1,234)	(50,338)	$(14,084)	$(576,069)
Class C
Shares sold	3,748,755	3,762,661	$42,556,513	$43,110,911
Reinvestment of distributions	33,368	34,649	378,455	397,236
Shares redeemed	(1,175,287)	(2,200,235)	(13,359,960)	(25,199,324)
Net increase (decrease)	2,606,836	1,597,075	$29,575,008	$18,308,823
Fidelity Limited Term Bond Fund
Shares sold	30,185,709	73,683,363	$344,754,445	$848,661,103
Reinvestment of distributions	611,698	626,332	6,976,952	7,211,684
Shares redeemed	(24,008,474)	(20,841,425)	(274,433,242)	(239,689,901)
Net increase (decrease)	6,788,933	53,468,270	$77,298,155	$616,182,886
Class I
Shares sold	13,435,969	31,060,194	$153,456,360	$357,596,586
Reinvestment of distributions	285,314	376,794	3,255,224	4,341,226
Shares redeemed	(8,802,281)	(12,319,776)	(100,414,966)	(141,915,410)
Net increase (decrease)	4,919,002	19,117,212	$56,296,618	$220,022,402

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.76%
Actual		$1,000.00	$1,003.20	$3.79
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class T	.77%
Actual		$1,000.00	$1,003.20	$3.84
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class B	1.51%
Actual		$1,000.00	$999.50	$7.51
Hypothetical-C		$1,000.00	$1,017.35	$7.57
Class C	1.54%
Actual		$1,000.00	$999.30	$7.66
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,004.80	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,004.50	$2.49
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Limited Term Bond Fund Class I Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	10.0%
AAA	14.5%
AA	3.6%
A	26.3%
BBB	38.5%
BB and Below	6.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.2%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	7.9%
AAA	16.1%
AA	4.3%
A	27.8%
BBB	37.0%
BB and Below	4.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	2.7	2.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	2.6	2.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	70.3%
U.S. Government and U.S. Government Agency Obligations	10.0%
Asset-Backed Securities	8.4%
CMOs and Other Mortgage Related Securities	7.7%
Municipal Bonds	0.8%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 15.5%

 ** Futures and Swaps - 0.0%

As of August 31, 2015*,**
Corporate Bonds	68.9%
U.S. Government and U.S. Government Agency Obligations	7.9%
Asset-Backed Securities	9.4%
CMOs and Other Mortgage Related Securities	8.5%
Municipal Bonds	0.4%
Other Investments	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 15.6%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 69.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 2.3%
American Honda Finance Corp.:
1.2% 7/14/17	$5,000,000	$4,989,465
1.7% 2/22/19	1,918,000	1,920,835
2.125% 10/10/18	500,000	505,172
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	2,000,000	1,987,328
1.45% 8/1/16 (a)	1,461,000	1,461,260
1.65% 5/18/18 (a)	3,000,000	2,962,203
2.25% 3/2/20 (a)	3,020,000	2,975,839
2.375% 8/1/18 (a)	1,000,000	1,005,376
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	2,947,344
3% 9/25/17	3,000,000	3,002,646
3.15% 1/15/20	5,000,000	4,885,795
3.2% 7/13/20	5,000,000	4,833,350
4.2% 3/1/21	3,000,000	3,004,503
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,000,000	982,470
2.4% 5/22/20 (a)	3,098,000	2,937,582
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	620,000	607,431
2.125% 11/20/18 (a)	1,500,000	1,451,678
2.375% 3/22/17 (a)	600,000	599,731
		43,060,008
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,126,623
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.1% 12/7/18	742,000	751,582
2.2% 5/26/20	5,000,000	5,046,465
2.75% 12/9/20	345,000	355,023
		6,153,070
Household Durables - 0.4%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,035,000
4% 2/15/20	3,000,000	3,052,500
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,556,250
		7,643,750
Media - 3.9%
21st Century Fox America, Inc. 6.9% 3/1/19	750,000	851,442
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,011,283
CBS Corp. 2.3% 8/15/19	1,500,000	1,507,266
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	10,000,000	10,024,900
Comcast Corp.:
5.7% 5/15/18	42,000	45,824
6.3% 11/15/17	6,000,000	6,491,640
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000,000	4,283,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,726,544
5.875% 10/1/19	5,034,000	5,631,294
Discovery Communications LLC 5.05% 6/1/20	322,000	337,086
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	3,018,849
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,708
1.65% 9/29/17	5,050,000	5,028,633
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,187,806
6.75% 7/1/18	1,141,000	1,243,342
8.25% 4/1/19	500,000	571,677
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,982,546
6.875% 6/15/18	5,095,000	5,642,483
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,887,974
3.5% 4/1/17	455,000	459,508
6.125% 10/5/17	3,179,000	3,337,079
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,110,034
		73,658,418

TOTAL CONSUMER DISCRETIONARY		131,641,869

CONSUMER STAPLES - 6.1%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	5,047,390
2.15% 2/1/19	1,500,000	1,521,384
2.65% 2/1/21	3,890,000	3,959,207
3.3% 2/1/23	4,190,000	4,307,245
Heineken NV 1.4% 10/1/17 (a)	321,000	320,893
PepsiCo, Inc. 7.9% 11/1/18	815,000	948,238
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	2,310,000	2,322,703
2.45% 1/15/17 (a)	1,280,000	1,290,098
		19,717,158
Food & Staples Retailing - 1.1%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,555,249
2.25% 12/5/18	8,376,000	8,462,742
2.25% 8/12/19	5,000,000	5,058,430
2.8% 7/20/20	1,496,000	1,531,983
Kroger Co. 1.1496% 10/17/16 (b)	5,000,000	5,002,120
		21,610,524
Food Products - 1.8%
Cargill, Inc. 6% 11/27/17 (a)	106,000	113,511
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,220,116
General Mills, Inc.:
1.4% 10/20/17	3,000,000	3,000,747
2.2% 10/21/19	2,000,000	2,020,428
5.7% 2/15/17	5,000,000	5,216,580
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	614,731
5.375% 2/10/20	5,000,000	5,533,035
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,855,291
2.5% 3/15/20	1,964,000	1,980,482
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,094,591
William Wrigley Jr. Co. 2% 10/20/17 (a)	428,000	429,018
		34,078,530
Tobacco - 2.1%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,093,715
BAT International Finance PLC:
1.85% 6/15/18 (a)	7,000,000	7,028,826
2.75% 6/15/20 (a)	3,160,000	3,227,204
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	1,906,000	1,904,205
2.05% 7/20/18 (a)	2,866,000	2,852,217
2.95% 7/21/20 (a)	3,000,000	3,042,849
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,913,686
1.875% 1/15/19	2,641,000	2,672,975
2.15% 2/25/21	3,088,000	3,069,932
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,764,970
3.25% 6/12/20	1,162,000	1,208,456
4% 6/12/22	1,077,000	1,162,732
6.75% 6/15/17	513,000	550,695
		40,492,462

TOTAL CONSUMER STAPLES		115,898,674

ENERGY - 6.4%
Energy Equipment & Services - 1.2%
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	5,074,105
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	775,116
Halliburton Co. 2.7% 11/15/20	10,247,000	10,100,007
Nabors Industries, Inc. 2.35% 9/15/16	257,000	254,406
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	601,065
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	1,972,447
4% 3/16/18	102,000	81,600
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	848,196
Transocean, Inc. 3% 10/15/17 (b)	3,500,000	3,150,000
		22,856,942
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	45,258
6.375% 9/15/17	555,000	563,897
BG Energy Capital PLC 2.875% 10/15/16 (a)	620,000	623,156
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,900,130
2.248% 11/1/16	620,000	623,230
2.521% 1/15/20	4,688,000	4,602,936
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	379,270
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	262,092
Chevron Corp. 1.961% 3/3/20	4,000,000	3,945,772
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	2,107,000	2,021,527
3.3% 6/1/20 (a)	1,439,000	1,347,461
ConocoPhillips Co.:
1.5% 5/15/18	4,373,000	4,174,816
2.2% 5/15/20	1,962,000	1,813,934
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	266,520
2.7% 4/1/19	821,000	673,348
Devon Energy Corp. 2.25% 12/15/18	3,484,000	3,036,045
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	21,247
Enable Midstream Partners LP 2.4% 5/15/19	174,000	134,048
Enbridge, Inc. 0.8662% 6/2/17 (b)	2,613,000	2,497,215
Encana Corp. 6.5% 5/15/19	5,000,000	4,106,895
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	612,715
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,508,058
2.55% 10/15/19	178,000	172,265
Exxon Mobil Corp.:
2.25% 3/1/21	3,780,000	3,780,000
2.75% 3/1/23	2,954,000	2,954,000
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (a)	20,000	20,233
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,624,635
Kinder Morgan, Inc.:
2% 12/1/17	393,000	375,315
3.05% 12/1/19	3,758,000	3,469,198
Marathon Petroleum Corp.:
2.7% 12/14/18	436,000	422,271
3.5% 3/1/16	875,000	875,000
Petro-Canada 6.05% 5/15/18	3,326,000	3,402,714
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,391,500
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	3,000,000	2,814,150
Petroleos Mexicanos:
3.125% 1/23/19	77,000	74,866
3.5% 7/18/18	5,000,000	4,962,500
3.5% 7/23/20 (a)	1,355,000	1,277,088
5.5% 2/4/19 (a)	2,000,000	2,068,000
6.375% 2/4/21 (a)	2,000,000	2,079,500
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,275,823
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	2,662,155
5.75% 1/15/20	962,000	927,449
Schlumberger Investment SA 1.25% 8/1/17 (a)	1,000,000	982,971
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,227,234
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	1,782,720
4.05% 1/23/20	864,000	557,280
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	27,963
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	88,608
Suncor Energy, Inc. 6.1% 6/1/18	944,000	968,638
Total Capital International SA 2.125% 1/10/19	2,000,000	1,994,442
TransCanada PipeLines Ltd.:
1.4111% 1/12/18 (b)	2,500,000	2,454,215
1.625% 11/9/17	3,000,000	2,947,137
1.875% 1/12/18	3,000,000	2,942,763
3.125% 1/15/19	1,693,000	1,703,783
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	394,288
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,098,480
5.375% 6/1/21	600,000	512,543
		99,471,297

TOTAL ENERGY		122,328,239

FINANCIALS - 33.4%
Banks - 16.2%
ABN AMRO Bank NV 2.5% 10/30/18 (a)	4,000,000	4,036,288
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	566,226
2.25% 6/13/19	2,000,000	2,008,374
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	520,000	518,700
4% 4/14/19 (a)	2,575,000	2,369,000
6.369% 6/16/18(a)	962,000	967,291
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,406,537
2% 1/11/18	11,200,000	11,160,733
2.25% 4/21/20	6,000,000	5,880,714
2.6% 1/15/19	7,495,000	7,530,421
2.65% 4/1/19	7,100,000	7,136,210
5.75% 12/1/17	1,150,000	1,219,627
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,037,454
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	590,000	587,812
2.3% 3/5/20 (a)	3,000,000	2,979,918
2.35% 9/8/19 (a)	3,050,000	3,070,072
2.7% 9/9/18 (a)	500,000	507,476
Barclays PLC:
2% 3/16/18	5,000,000	4,902,945
2.75% 11/8/19	2,831,000	2,779,985
2.875% 6/8/20	3,000,000	2,875,242
3.25% 1/12/21	2,046,000	1,972,520
BNP Paribas 2.375% 9/14/17	6,000,000	6,057,180
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,963,892
BPCE SA:
1.625% 2/10/17	450,000	449,508
2.5% 7/15/19	2,000,000	2,012,936
Capital One NA:
2.35% 8/17/18	500,000	497,679
2.4% 9/5/19	2,000,000	1,973,672
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,064,550
Citigroup, Inc.:
0.747% 6/9/16 (b)	3,000,000	2,995,281
1.55% 8/14/17	2,000,000	1,989,300
1.7% 4/27/18	1,500,000	1,484,054
1.75% 5/1/18	2,870,000	2,841,601
1.85% 11/24/17	3,000,000	2,990,352
2.15% 7/30/18	2,000,000	1,992,866
2.4% 2/18/20	4,000,000	3,964,536
2.5% 9/26/18	1,500,000	1,509,650
2.5% 7/29/19	2,000,000	2,004,824
2.55% 4/8/19	3,000,000	3,009,075
2.65% 10/26/20	3,000,000	2,995,935
4.4% 6/10/25	2,604,000	2,596,412
Citizens Bank NA:
2.3% 12/3/18	1,384,000	1,385,749
2.45% 12/4/19	3,000,000	2,976,399
Comerica, Inc. 2.125% 5/23/19	345,000	339,321
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	755,015
2.3% 9/6/19	2,000,000	2,013,424
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	1,997,872
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,052,856
Credit Suisse AG 6% 2/15/18	3,680,000	3,896,012
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	1,987,596
2.3% 5/28/19	5,750,000	5,703,437
3% 10/29/21	1,500,000	1,501,599
Discover Bank:
2% 2/21/18	5,920,000	5,848,623
2.6% 11/13/18	2,000,000	1,997,984
Fifth Third Bancorp:
2.3% 3/1/19	279,000	279,360
2.875% 7/27/20	3,200,000	3,225,056
4.5% 6/1/18	3,024,000	3,182,355
5.45% 1/15/17	291,000	300,530
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,004,531
First Horizon National Corp. 3.5% 12/15/20	3,000,000	2,978,658
HBOS PLC 6.75% 5/21/18 (a)	509,000	547,333
HSBC Bank PLC 1.5% 5/15/18 (a)	1,570,000	1,560,379
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	2,968,404
2.625% 9/24/18	262,000	263,510
Huntington Bancshares, Inc. 7% 12/15/20	180,000	213,584
Huntington National Bank 2.2% 4/1/19	1,000,000	991,448
ING Bank NV 1.8% 3/16/18 (a)	3,000,000	2,994,819
Intesa Sanpaolo SpA 2.375% 1/13/17	10,750,000	10,784,121
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,500,718
1.625% 5/15/18	4,500,000	4,477,964
2% 8/15/17	4,500,000	4,520,547
2.2% 10/22/19	10,058,000	10,052,247
2.25% 1/23/20	3,000,000	2,993,340
2.35% 1/28/19	1,942,000	1,961,261
2.55% 10/29/20	3,000,000	3,006,915
2.75% 6/23/20	3,000,000	3,032,724
KeyCorp. 2.3% 12/13/18	2,000,000	2,000,810
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	3,971,088
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	2,985,951
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,958,391
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	4,000,000	4,035,252
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	1,940,000	1,928,211
1.8% 3/26/18 (a)	1,500,000	1,492,547
2.45% 4/16/19 (a)	1,400,000	1,409,345
2.65% 9/25/19 (a)	2,000,000	2,027,798
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,225,025
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,007,280
PNC Bank NA:
1.5% 2/23/18	2,100,000	2,094,303
1.8% 11/5/18	2,000,000	1,999,910
2.4% 10/18/19	3,000,000	3,041,841
Regions Financial Corp.:
2% 5/15/18	5,330,000	5,282,739
3.2% 2/8/21	4,000,000	3,980,616
Royal Bank of Canada:
1.5% 1/16/18	2,720,000	2,716,176
4.65% 1/27/26	2,144,000	2,162,595
Royal Bank of Scotland Group PLC 1.5431% 3/31/17 (b)	8,715,000	8,687,260
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	941,262
2.25% 7/11/19	3,500,000	3,502,478
2.45% 1/10/19	590,000	595,455
2.45% 1/16/20	3,000,000	3,001,353
2.65% 7/23/20	3,000,000	3,029,907
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	926,272
2.5% 5/1/19	550,000	552,672
3% 3/3/21	2,828,000	2,821,863
3.5% 1/20/17	1,378,000	1,401,239
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,994,100
The Toronto-Dominion Bank:
2.25% 11/5/19	2,000,000	2,022,318
2.625% 9/10/18	1,200,000	1,223,944
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,297,769
2.15% 1/15/19	5,500,000	5,538,621
2.6% 7/22/20	3,000,000	3,034,137
		308,093,067
Capital Markets - 4.5%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	993,530
2.5% 2/13/19	2,250,000	2,201,945
Goldman Sachs Group, Inc.:
1.312% 12/15/17 (b)	3,000,000	2,986,422
2.375% 1/22/18	8,850,000	8,903,658
2.625% 1/31/19	13,000,000	13,098,852
5.95% 1/18/18	1,693,000	1,805,222
6.15% 4/1/18	402,000	433,292
Lazard Group LLC:
4.25% 11/14/20	543,000	557,173
6.85% 6/15/17	125,000	131,425
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,027,170
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	42,433
6.875% 4/25/18	726,000	792,950
Morgan Stanley:
1.875% 1/5/18	2,000,000	1,995,018
2.125% 4/25/18	3,580,000	3,578,965
2.375% 7/23/19	9,660,000	9,638,941
2.5% 1/24/19	1,750,000	1,759,051
2.65% 1/27/20	11,000,000	10,983,522
4.75% 3/22/17	2,000,000	2,065,596
4.875% 11/1/22	2,000,000	2,108,646
5.5% 1/26/20	2,000,000	2,197,642
5.625% 9/23/19	112,000	122,919
5.95% 12/28/17	383,000	408,970
7.3% 5/13/19	603,000	689,615
UBS AG Stamford Branch:
1.3031% 3/26/18 (b)	3,000,000	2,992,602
1.375% 6/1/17	5,675,000	5,660,688
1.375% 8/14/17	6,700,000	6,674,969
		84,851,216
Consumer Finance - 4.4%
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	2,970,000
3.25% 11/5/18	3,000,000	2,947,500
American Express Co. 1.55% 5/22/18	3,000,000	2,968,890
American Express Credit Corp. 2.125% 3/18/19	5,520,000	5,521,932
American Honda Finance Corp. 1.5% 9/11/17 (a)	620,000	620,854
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,449,995
Discover Financial Services 6.45% 6/12/17	3,381,000	3,545,655
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	1,986,500
1.684% 9/8/17	1,000,000	985,346
2.145% 1/9/18	2,500,000	2,487,068
2.24% 6/15/18	6,000,000	5,913,252
2.597% 11/4/19	5,000,000	4,926,150
2.875% 10/1/18	2,500,000	2,501,283
3% 6/12/17	4,500,000	4,537,733
3.157% 8/4/20	3,000,000	2,987,739
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,628,682
Hyundai Capital America:
1.45% 2/6/17 (a)	632,000	629,895
2% 3/19/18 (a)	1,891,000	1,882,540
2.125% 10/2/17 (a)	2,437,000	2,438,972
2.55% 2/6/19 (a)	4,759,000	4,773,653
2.6% 3/19/20 (a)	2,000,000	2,001,038
2.875% 8/9/18 (a)	2,606,000	2,625,584
John Deere Capital Corp. 1.6% 7/13/18	590,000	590,660
Synchrony Financial:
1.875% 8/15/17	173,000	171,112
2.6% 1/15/19	3,000,000	2,975,190
2.7% 2/3/20	2,500,000	2,450,305
3% 8/15/19	3,000,000	3,004,803
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,000,930
2% 10/24/18	2,500,000	2,526,355
		84,049,616
Diversified Financial Services - 1.4%
AIG Global Funding 1.65% 12/15/17 (a)	2,000,000	1,995,132
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	624,668
Brixmor Operating Partnership LP 3.875% 8/15/22	1,161,000	1,079,701
GE Capital International Funding Co. 2.342% 11/15/20 (a)	11,630,000	11,747,835
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	351,491
2.75% 12/1/20	619,000	629,216
McGraw Hill Financial, Inc. 2.5% 8/15/18	1,049,000	1,054,303
Moody's Corp. 2.75% 7/15/19	8,000,000	8,153,616
		25,635,962
Insurance - 3.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,179,925
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,061,296
AIA Group Ltd. 2.25% 3/11/19 (a)	3,529,000	3,531,064
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,260,921
3.3% 3/1/21	987,000	997,892
4.875% 6/1/22	1,484,000	1,583,444
5.85% 1/16/18	1,910,000	2,036,614
Aon Corp.:
3.125% 5/27/16	2,000,000	2,009,400
5% 9/30/20	2,178,000	2,402,872
Aon PLC 2.8% 3/15/21	7,000,000	7,050,967
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,000,926
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	259,000	253,820
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,653
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,599,000	6,039,680
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	498,586
2.35% 3/6/20	5,000,000	5,007,650
2.55% 10/15/18	517,000	528,825
MassMutual Global Funding II 2.35% 4/9/19 (a)	1,000,000	1,012,422
MetLife, Inc.:
1.756% 12/15/17 (b)	269,000	269,107
1.903% 12/15/17 (b)	180,000	180,075
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	1,500,000	1,500,198
1.5% 1/10/18 (a)	4,431,000	4,399,890
2% 4/14/20 (a)	3,000,000	2,952,063
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,486,546
Pacific LifeCorp 6% 2/10/20 (a)	1,579,000	1,766,724
Pricoa Global Funding I:
1.15% 11/25/16 (a)	2,000,000	1,999,230
1.6% 5/29/18 (a)	967,000	961,402
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,212,285
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,499,112
Symetra Financial Corp. 6.125% 4/1/16 (a)	892,000	895,440
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	280,000	281,411
Unum Group:
5.625% 9/15/20	2,743,000	3,003,489
7.125% 9/30/16	704,000	725,257
		74,607,186
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	201,461
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,291,753
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,851,579
5.875% 10/15/19	446,000	495,049
DDR Corp.:
4.75% 4/15/18	1,634,000	1,699,563
7.5% 4/1/17	389,000	410,565
Digital Delta Holdings LLC 3.4% 10/1/20 (a)	1,735,000	1,765,408
Duke Realty LP:
5.95% 2/15/17	354,000	367,509
6.75% 3/15/20	35,000	40,124
8.25% 8/15/19	7,000	8,297
Equity One, Inc. 6% 9/15/17	509,000	536,860
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,648,826
3.375% 6/1/25	3,000,000	3,052,035
5.75% 6/15/17	442,000	463,662
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	5,088,395
5.9% 4/1/20	5,000	5,734
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,076,506
Health Care Property Investors, Inc. 6% 1/30/17	750,000	776,806
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	249,343
4.7% 9/15/17	2,436,000	2,536,980
HRPT Properties Trust:
6.25% 6/15/17	186,000	191,489
6.65% 1/15/18	95,000	100,034
Select Income REIT 2.85% 2/1/18	597,000	595,066
Simon Property Group LP 2.2% 2/1/19	462,000	467,136
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	450,828
		27,371,008
Real Estate Management & Development - 1.5%
BioMed Realty LP 3.85% 4/15/16	1,379,000	1,380,294
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	53,290
5.7% 5/1/17	369,000	383,280
6% 4/1/16	2,124,000	2,131,217
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,122,643
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,126,989
5.5% 12/15/16	2,260,000	2,324,824
6.625% 10/1/17	2,707,000	2,880,890
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	434,917
4.5% 4/18/22	185,000	180,117
7.75% 8/15/19	1,298,000	1,424,996
Prime Property Funding, Inc. 5.7% 4/15/17 (a)	405,000	417,554
Reckson Operating Partnership LP 6% 3/31/16	152,000	152,500
Regency Centers LP 5.875% 6/15/17	187,000	196,458
Tanger Properties LP 6.125% 6/1/20	606,000	689,085
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,866,673
1.55% 9/26/16	346,000	346,160
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,734,079
4% 4/30/19	6,000,000	6,266,298
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,153,477
		28,265,741

TOTAL FINANCIALS		632,873,796

HEALTH CARE - 3.8%
Biotechnology - 1.5%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,061,398
1.8% 5/14/18	3,972,000	3,960,811
2.5% 5/14/20	7,349,000	7,344,106
Amgen, Inc.:
0.9982% 5/22/17 (b)	3,000,000	2,991,537
1.25% 5/22/17	1,500,000	1,496,820
2.125% 5/1/20	1,618,000	1,607,023
2.2% 5/22/19	4,290,000	4,345,178
5.85% 6/1/17	446,000	469,860
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,555,995
2.875% 8/15/20	3,000,000	3,041,232
		27,873,960
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,487,877
2.675% 12/15/19	329,000	335,914
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,774,209
2.5% 3/15/20	2,200,000	2,253,757
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,690,211
		8,541,968
Health Care Providers & Services - 1.0%
Cardinal Health, Inc. 1.95% 6/15/18	462,000	462,152
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	276,071
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,492,229
2.25% 6/15/19	1,000,000	993,543
McKesson Corp. 2.284% 3/15/19	686,000	688,483
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,130,296
1.9% 7/16/18	3,000,000	3,028,026
2.125% 3/15/21	3,000,000	2,999,637
2.7% 7/15/20	1,361,000	1,398,466
2.875% 12/15/21	2,000,000	2,053,886
WellPoint, Inc.:
1.875% 1/15/18	326,000	325,322
2.25% 8/15/19	2,950,000	2,932,188
		18,780,299
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	135,518
2.15% 12/14/18	881,000	881,393
2.4% 2/1/19	3,086,000	3,096,063
		4,112,974
Pharmaceuticals - 0.7%
Actavis Funding SCS:
1.3% 6/15/17	2,400,000	2,387,438
2.35% 3/12/18	3,000,000	3,018,123
2.45% 6/15/19	352,000	353,012
3% 3/12/20	1,157,000	1,176,914
Bayer U.S. Finance LLC:
1.5% 10/6/17 (a)	1,863,000	1,866,385
2.375% 10/8/19 (a)	1,481,000	1,502,152
Mylan, Inc. 1.35% 11/29/16	160,000	158,895
Perrigo Co. PLC 1.3% 11/8/16	200,000	198,841
Perrigo Finance PLC 3.5% 12/15/21	263,000	260,641
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,180
Zoetis, Inc.:
1.875% 2/1/18	1,616,000	1,598,592
3.45% 11/13/20	493,000	502,205
		13,233,378

TOTAL HEALTH CARE		72,542,579

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,676,552
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,635,606
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,402,596
The Boeing Co. 1.65% 10/30/20	3,000,000	2,963,865
		14,678,619
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	131,410	133,539
6.795% 2/2/20	2,618	2,716
6.9% 7/2/19	24,663	25,080
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	151,811	155,439
8.36% 1/20/19	96,657	99,741
		416,515
Industrial Conglomerates - 0.7%
Covidien International Finance SA 6% 10/15/17	442,000	473,015
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,999,498
2.4% 9/15/20	619,000	632,000
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,904,545
3% 12/15/20	5,100,000	5,152,765
		13,161,823
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	261,329
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	414,000	404,168
2.625% 9/4/18	1,628,000	1,579,689
3.75% 2/1/22	1,228,000	1,141,008
3.875% 4/1/21	500,000	483,750
4.75% 3/1/20	605,000	615,588
		4,224,203

TOTAL INDUSTRIALS		32,742,489

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,021,297
2.125% 3/1/19	1,500,000	1,531,863
2.45% 6/15/20	3,000,000	3,073,731
		7,626,891
Electronic Equipment & Components - 0.5%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,422,150
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,010,647
2.375% 12/17/18	99,000	99,440
6.55% 10/1/17	4,476,000	4,805,832
		9,338,069
IT Services - 0.4%
MasterCard, Inc. 2% 4/1/19	289,000	293,400
The Western Union Co.:
2.875% 12/10/17	773,000	786,382
3.65% 8/22/18	3,111,000	3,176,238
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,459,338
2.95% 3/15/17	1,057,000	1,059,252
		7,774,610
Software - 0.4%
Oracle Corp.:
2.25% 10/8/19	1,552,000	1,590,133
2.5% 5/15/22	5,000,000	5,028,325
		6,618,458
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85% 5/6/21	850,000	883,223
Hewlett Packard Enterprise Co.:
2.85% 10/5/18 (a)	4,000,000	4,001,316
3.6% 10/15/20 (a)	3,000,000	2,991,930
		7,876,469

TOTAL INFORMATION TECHNOLOGY		39,234,497

MATERIALS - 1.4%
Chemicals - 0.7%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,293,766
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,247,266
Ecolab, Inc.:
1.45% 12/8/17	335,000	333,324
1.55% 1/12/18	2,500,000	2,489,298
Monsanto Co. 2.125% 7/15/19	3,000,000	3,017,427
Sherwin-Williams Co. 1.35% 12/15/17	620,000	618,932
		13,000,013
Metals & Mining - 0.7%
Anglo American Capital PLC:
1.572% 4/15/16 (a)(b)	1,624,000	1,600,510
3.625% 5/14/20 (a)	1,513,000	1,202,835
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	630,000	633,211
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	613,050
2.375% 3/15/18	4,000,000	3,445,000
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,390,387
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,287,500
Vale Overseas Ltd. 6.25% 1/23/17	403,000	406,264
		12,578,757

TOTAL MATERIALS		25,578,770

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,612,166
2.375% 11/27/18	10,000,000	10,107,600
2.45% 6/30/20	1,563,000	1,556,843
BellSouth Corp. 4.821% 4/26/16 (a)(b)	3,000,000	3,017,844
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	998,730
1.625% 6/28/16	4,314,000	4,321,002
2.35% 2/14/19	4,296,000	4,336,666
CenturyLink, Inc. 6.15% 9/15/19	592,000	608,280
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (a)	923,000	924,911
5.75% 3/23/16	2,000,000	2,005,562
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	614,143
1.35% 6/9/17	750,000	749,611
2% 11/1/16	1,279,000	1,286,130
2.5% 9/15/16	1,044,000	1,052,060
2.625% 2/21/20	2,913,000	2,953,255
3.65% 9/14/18	6,000,000	6,279,426
4.5% 9/15/20	3,000,000	3,262,587
6.1% 4/15/18	3,425,000	3,721,218
		49,408,034
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,657,489
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,600,068
1.625% 3/20/17	5,400,000	5,421,832
5.45% 6/10/19	2,000,000	2,191,938
		12,871,327

TOTAL TELECOMMUNICATION SERVICES		62,279,361

UTILITIES - 4.6%
Electric Utilities - 2.4%
AmerenUE 6.4% 6/15/17	519,000	550,381
American Electric Power Co., Inc. 1.65% 12/15/17	1,827,000	1,814,441
Commonwealth Edison Co. 2.15% 1/15/19	188,000	190,007
Duke Energy Corp.:
0.9922% 4/3/17 (b)	2,894,000	2,872,836
1.625% 8/15/17	3,304,000	3,301,205
2.1% 6/15/18	5,395,000	5,406,205
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	54,802
Edison International 3.75% 9/15/17	431,000	443,996
Eversource Energy 1.45% 5/1/18	153,000	151,174
Exelon Corp.:
1.55% 6/9/17	311,000	309,492
2.85% 6/15/20	458,000	461,886
FirstEnergy Corp.:
2.75% 3/15/18	6,652,000	6,719,777
4.25% 3/15/23	600,000	626,340
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	695,750
Hydro-Quebec 2% 6/30/16	2,500,000	2,511,300
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,566,340
LG&E and KU Energy LLC 3.75% 11/15/20	2,000	2,100
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,719,876
6.5% 8/1/18	273,000	302,209
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,904,000	2,899,182
PacifiCorp 5.5% 1/15/19	2,750,000	3,034,515
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	122,183
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,029,604
TECO Finance, Inc.:
1.2169% 4/10/18 (b)	3,000,000	2,957,541
5.15% 3/15/20	252,000	274,297
Xcel Energy, Inc. 1.2% 6/1/17	3,153,000	3,141,838
		45,159,277
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (a)	1,096,000	1,150,942
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.85% 12/1/17	704,000	704,132
2.375% 6/1/20	1,087,000	1,068,419
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,721,676
		4,494,227
Multi-Utilities - 1.9%
Ameren Illinois Co. 6.125% 11/15/17	62,000	66,639
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	1,000,000	997,097
2% 11/15/18	544,000	544,917
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,204,118
1.9% 6/15/18	2,540,000	2,526,756
2.5% 12/1/19	7,382,000	7,438,081
2.9031% 9/30/66 (b)	651,000	437,505
7.5% 6/30/66 (b)	567,000	474,863
NiSource Finance Corp.:
3.85% 2/15/23	700,000	729,931
5.45% 9/15/20	43,000	47,595
6.4% 3/15/18	888,000	963,072
NSTAR 4.5% 11/15/19	2,500,000	2,699,093
PG&E Corp. 2.4% 3/1/19	74,000	74,746
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,156,255
Sempra Energy:
2.3% 4/1/17	4,935,000	4,967,127
2.4% 3/15/20	1,890,000	1,854,825
2.85% 11/15/20	1,392,000	1,397,163
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,000,481
2.45% 6/15/20	2,901,000	2,937,341
6.25% 5/15/67 (b)	454,000	335,960
		35,853,565

TOTAL UTILITIES		86,658,011

TOTAL NONCONVERTIBLE BONDS
(Cost $1,330,486,155)		1,321,778,285

U.S. Treasury Obligations - 7.8%
U.S. Treasury Notes:
0.75% 2/15/19	$64,146,000	$63,847,822
0.875% 10/15/17	10,230,000	10,243,186
1% 5/15/18	12,459,000	12,504,264
1.125% 1/15/19	11,574,000	11,646,789
1.375% 3/31/20 (c)	9,683,000	9,768,859
1.375% 1/31/21	30,000,000	30,199,230
1.75% 12/31/20	10,000,000	10,242,190
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $148,247,181)		148,452,340

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.5%
2.45% 11/1/36 (b)	149,520	157,298
2.468% 1/1/40 (b)	159,432	167,747
2.471% 3/1/40 (b)	117,232	123,895
2.489% 12/1/33 (b)	622,566	656,878
2.51% 7/1/35 (b)	76,754	81,056
2.557% 3/1/40 (b)	83,774	88,367
2.557% 6/1/42 (b)	51,722	53,279
2.595% 4/1/35 (b)	371,174	390,798
2.685% 12/1/39 (b)	46,132	48,780
2.689% 2/1/42 (b)	533,419	554,586
2.761% 1/1/42 (b)	443,205	461,244
2.951% 11/1/40 (b)	30,288	31,444
2.98% 9/1/41 (b)	36,605	38,279
2.991% 10/1/41 (b)	19,908	20,792
3.249% 7/1/41 (b)	53,942	56,357
3.347% 10/1/41 (b)	28,170	29,577
3.5% 7/1/26 to 10/1/29	3,925,938	4,184,901
3.553% 7/1/41 (b)	66,657	70,095
4.5% 3/1/35	35,980	39,312
6% 5/1/16 to 4/1/17	4,292	4,324
6.5% 5/1/16 to 8/1/36	492,494	576,010
7% 9/1/18 to 6/1/33	296,771	352,410
7.5% 8/1/17 to 3/1/28	98,062	115,527
8.5% 5/1/21 to 9/1/25	7,611	8,878
9.5% 2/1/25	515	559
10.5% 8/1/20	4,847	5,256

TOTAL FANNIE MAE		8,317,649

Freddie Mac - 0.2%
2.413% 4/1/40 (b)	90,242	95,134
2.53% 4/1/40 (b)	83,409	88,053
2.535% 2/1/40 (b)	134,267	141,670
3.208% 9/1/41 (b)	35,210	36,795
3.216% 4/1/41 (b)	40,299	42,125
3.297% 6/1/41(b)	45,031	47,062
3.451% 5/1/41 (b)	30,676	31,918
3.5% 8/1/26	2,892,634	3,073,423
3.626% 6/1/41 (b)	65,362	68,520
3.706% 5/1/41 (b)	47,749	50,127
4.5% 8/1/18	165,043	170,228
5% 3/1/19	298,295	309,331
8.5% 9/1/24 to 8/1/27	29,609	35,723

TOTAL FREDDIE MAC		4,190,109

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	80,591	95,797
7.5% 2/15/28 to 10/15/28	3,477	4,227
8% 6/15/24	60	70
8.5% 10/15/21	23,279	26,451
11% 7/20/19 to 8/20/19	1,163	1,269

TOTAL GINNIE MAE		127,814

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,453,990)		12,635,572

Asset-Backed Securities - 8.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	$56,669	$50,620
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (b)	33,430	31,836
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	669,791
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	292,617
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,059,799
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,423,954
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,868,162
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,001,941
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,129,670
American Express Credit Account Master Trust:
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,010,564
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,795,992
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	344,793	344,403
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,297,610
Series 2014-4 Class A3, 1.27% 7/8/19	505,000	503,911
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,982,881
Series 2016-1 Class A3, 2.14% 10/8/20	1,888,000	1,894,388
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (b)	5,239	4,802
Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	10,238	7,473
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	4,092	3,632
Series 2004-W11 Class M2, 1.4858% 11/25/34 (b)	63,962	61,475
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	179,644	164,200
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	130,347	46,202
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (b)	142,339	123,552
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (b)	2,215	369
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	3,769,000	3,777,936
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.5608% 2/25/35 (b)	378,742	334,166
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	231,473	231,472
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,175,464
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,808,549
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,604,242
Capital One Multi-Asset Execution Trust Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,209,936
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	205,465	139,790
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,020,538
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	4,000,000	3,990,726
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	1,689,604	1,689,751
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,640,000	1,634,573
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,956,777
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (b)	9,741	8,905
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	7,185	6,293
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	8,377	7,575
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	4,490,000	4,472,434
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,786,807
Series 2016-A1 Class A1, 2.1% 7/15/21	3,630,000	3,648,325
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	868,988	866,107
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	2,576,231	2,562,620
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	2,604,423	2,587,052
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (b)	4,436	3,852
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	33,155	31,312
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	4,000,000	3,990,391
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	3,299,000	3,332,738
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,793,976
Series 2015-2 Class A, 2.44% 1/15/27 (a)	3,480,000	3,522,612
Series 2016-1 Class A, 2.31% 8/15/27 (a)	4,000,000	3,998,914
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,069,835
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,492,991
Series 2014-4 Class A1, 1.4% 8/15/19	11,000,000	11,007,425
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	6,003,737
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (b)	81,136	70,350
Class M4, 1.4465% 1/25/35 (b)	39,567	21,248
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	143,276	126,848
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (a)(b)	89,833	85,073
Class B, 0.7105% 11/15/34 (a)(b)	32,594	28,683
Class C, 0.8105% 11/15/34 (a)(b)	53,794	46,548
Class D, 1.1805% 11/15/34 (a)(b)	20,404	16,905
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,950,000	1,950,075
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,413,268
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,723,488
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	29,997	864
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (b)	32,697	30,100
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	2,817	2,605
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	141,116	90,492
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	1,200,000	1,199,357
Series 2015-A Class A3, 1.42% 9/17/18 (a)	2,402,000	2,406,145
Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,966,000	2,967,041
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (b)	21,503	9,666
Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	5,806	5,804
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (b)	7,059	7,022
Series 2006-A Class 2C, 1.7531% 3/27/42 (b)	392,000	201,046
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	35,682	1,122
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (b)	14,160	11,761
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (b)	32,514	30,398
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	11,599	11,534
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	163,793	156,864
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	4,895	4,255
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (b)	54,359	50,117
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	27,940	24,899
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	19,093	427
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	2,000,000	1,999,998
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (b)	162,650	148,055
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,501,568
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	60,741	55,316
Class M4, 2.6015% 9/25/34 (b)	77,891	52,551
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (b)	126,217	110,854
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	582	498
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	164,736	164,968
Series 2014-4 Class B, 1.82% 5/15/19	774,000	774,373
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (b)	82,443	75,890
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (b)	64,266	62,650
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	4,680	3,946
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class A, 2.37% 3/15/23	2,681,000	2,725,078
Series 2015-2 Class A, 1.6% 4/15/21	3,040,000	3,047,751
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	2,472	2,083
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	316,998	155,329
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	3,104,000	3,069,157
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,226,000	2,230,670
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,757,421
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,158,759
TOTAL ASSET-BACKED SECURITIES
(Cost $159,218,496)		160,328,585

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(b)	528,998	542,646
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	28,857	26,469
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	64,804	57,351
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,565,874	1,565,091
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (a)(b)	40,467	36,007
Class B6, 3.2735% 6/10/35 (a)(b)	67,321	60,717
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	2,538	2,473

TOTAL PRIVATE SPONSOR		2,290,754

U.S. Government Agency - 1.5%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	358,644	379,448
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	2,786	2,838
Series 2015-28 Class P, 2.5% 5/25/45	7,659,776	7,835,591
Series 2014-57 Class A, 3% 9/25/44	2,165,864	2,240,737
Series 2015-28 Class JE, 3% 5/25/45	5,942,125	6,160,311
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	6,246	6,317
Series 2363 Class PF, 6% 9/15/16	4,004	4,034
Series 3820 Class DA, 4% 11/15/35	291,331	305,101
Series 3777 Class AC, 3.5% 12/15/25	517,671	544,566
Series 3949 Class MK, 4.5% 10/15/34	222,334	241,007
Series 4472 Class WL, 3% 5/15/45	2,714,751	2,808,667
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	7,682,437	7,843,958

TOTAL U.S. GOVERNMENT AGENCY		28,372,575

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,710,580)		30,663,329

Commercial Mortgage Securities - 7.6%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	417,625	425,237
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(e)	41,857	303
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (b)	486,650	486,447
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	4,576,290	4,580,360
Series 2006-6 Class A3, 5.369% 10/10/45	74,307	74,282
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	811,416	817,033
Series 2007-2 Class A4, 5.79% 4/10/49 (b)	7,498,000	7,604,610
Series 2007-3 Class A4, 5.7423% 6/10/49 (b)	579,721	595,197
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1.5755% 5/15/32 (a)(b)	2,015,000	1,983,571
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	3,500,000	3,601,373
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	3,266	2,901
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	83,872	71,617
Class B1, 1.8358% 1/25/36 (a)(b)	3,550	2,445
Class M1, 0.8858% 1/25/36 (a)(b)	27,056	21,473
Class M2, 0.9058% 1/25/36 (a)(b)	8,117	6,250
Class M3, 0.9358% 1/25/36 (a)(b)	11,854	8,757
Class M4, 1.0458% 1/25/36 (a)(b)	6,556	4,737
Class M5, 1.0858% 1/25/36 (a)(b)	6,556	4,749
Class M6, 1.1358% 1/25/36 (a)(b)	6,963	5,061
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	3,424	378
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	55,311	46,781
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	57,469	48,233
Class A2, 0.7558% 7/25/37 (a)(b)	53,728	42,535
Class M1, 0.8058% 7/25/37 (a)(b)	18,867	14,287
Class M2, 0.8458% 7/25/37 (a)(b)	10,193	7,123
Class M3, 0.9258% 7/25/37 (a)(b)	7,826	4,933
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	51,618	41,080
Class M1, 0.7458% 7/25/37 (a)(b)	11,450	8,576
Class M2, 0.7758% 7/25/37 (a)(b)	12,285	8,761
Class M3, 0.8058% 7/25/37 (a)(b)	18,952	9,299
Class M4, 0.9358% 7/25/37 (a)(b)	29,987	14,432
Class M5, 1.0358% 7/25/37 (a)(b)	14,479	3,043
Series 2007-4A Class M1, 1.3716% 9/25/37 (a)(b)	16,497	4,065
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	680,553	687,048
Series 2006-PW14 Class A1A, 5.189% 12/11/38	360,159	366,172
Series 2006-T22 Class A1A, 5.8216% 4/12/38 (b)	10,268	10,258
Series 2006-PW12 Class A1A, 5.9065% 9/11/38 (b)	370,888	371,138
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.656% 5/15/29 (a)(b)	2,065,000	2,016,019
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	20,671	19,876
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	739,907	776,472
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(b)	7,424,941	7,400,557
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	5,000,000	5,105,490
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,449,733	1,464,198
Series 2006-C4 Class A1A, 6.0329% 3/15/49 (b)	323,431	323,552
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,418,447
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	227,913	229,367
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(b)	1,500,000	1,462,944
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,196,679
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,053,423
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	813,347
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,012,377
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,011,384
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	981,991
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	14,378	14,277
sequential payer:
Series 2006-C7 Class A1A, 5.9515% 6/10/46 (b)	469,550	470,744
Series 2006-C8:
Class A1A, 5.292% 12/10/46	1,093,029	1,108,645
Class A4, 5.306% 12/10/46	1,526,955	1,548,538
Series 2006-C7 Class A4, 5.9625% 6/10/46 (b)	416,734	416,935
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	432,000	440,566
Series 2007-C3 Class A4, 5.8888% 6/15/39 (b)	1,433,621	1,469,107
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (a)(b)(e)	102	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (a)(b)	264,000	254,854
Class C, 2.677% 3/15/17 (a)(b)	257,000	245,778
Class D, 3.627% 3/15/17 (a)(b)	1,003,000	951,358
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(b)	5,058,216	5,009,828
Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (a)(b)	2,358,850	2,342,301
Class CFX, 3.3822% 12/15/19 (a)(b)	1,059,000	1,030,239
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,544,000	2,584,054
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	5,010,151	5,143,722
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	918,805	938,374
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	1,002,018	1,004,481
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	150,000	150,341
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(b)	399,314	393,225
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	429,722	434,481
Class A4, 5.56% 11/10/39	6,047,719	6,096,485
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,594,221
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4295% 11/5/30 (a)(b)	440,663	439,986
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	110,000	109,655
Class DFX, 4.4065% 11/5/30 (a)	1,039,000	1,035,748
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,071,900
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,626,740
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(b)	1,100,000	1,086,464
Series 2014-FL5 Class A, 1.4055% 7/15/31 (a)(b)	1,056,206	1,042,928
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,394,608	1,401,800
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	87,443	88,065
Class A4, 5.399% 5/15/45	1,456,273	1,460,800
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (b)	29,781	30,375
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,625,347	3,696,463
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,718,000	1,793,022
Series 2006-LDP7 Class A1A, 6.1056% 4/17/45 (b)	808,132	811,582
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	227,635	229,746
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,185,310	2,221,130
Class A2, 5.3% 11/15/38	26,694	26,969
Series 2007-C1 Class A4, 5.424% 2/15/40	2,994,053	3,051,337
Series 2006-C6 Class A1A, 5.342% 9/15/39 (b)	1,110,047	1,120,482
Series 2007-C7 Class A3, 5.866% 9/15/45	1,225,377	1,290,861
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (a)(b)	56,826	56,723
Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	673,587	678,296
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	4,549,434	4,634,288
Series 2007-6 Class B, 5.635% 3/12/51 (b)	216,000	60,653
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	844,156
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	40,774	40,285
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	31,745	31,747
Class E, 0.6755% 10/15/20 (a)(b)	95,138	95,143
Class F, 0.7255% 10/15/20 (a)(b)	57,094	57,097
Class G, 0.7655% 10/15/20 (a)(b)	70,577	70,581
Class H, 0.8555% 10/15/20 (a)(b)	44,426	44,471
Class J, 1.0055% 10/15/20 (a)(b)	25,649	24,833
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	337,456	344,969
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	3,013,844
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (b)	313,668	313,471
Series 2006-IQ11 Class A1A, 5.9599% 10/15/42 (b)	78,290	78,216
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,223,304
Series 2007-T27 Class A1A, 5.8206% 6/11/42 (b)	818,328	852,290
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (a)	2,678	2,743
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(b)	2,027,000	2,017,928
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	354,364	355,548
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,555,134	1,583,711
Class A4, 5.308% 11/15/48	553,769	559,669
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,599,694
Series 2007-C32 Class A3, 5.8991% 6/15/49 (b)	367,000	374,925
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (b)	3,074,873	3,175,855
Class A5, 6.1491% 2/15/51 (b)	143,000	150,298
Series 2006-C25 Class A1A, 5.9451% 5/15/43 (b)	212,102	211,739
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	593,776	594,663
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (b)	434,540	436,541
Class A3, 5.765% 7/15/45 (b)	459,802	459,271
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,327,983
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.5475% 11/15/29 (a)(b)	1,589,600	1,568,778
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $145,752,333)		143,432,988

Municipal Securities - 0.8%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,754,186
Series 2011:
4.961% 3/1/16	6,320,000	6,320,000
5.665% 3/1/18	630,000	665,204
5.877% 3/1/19	4,715,000	5,096,491
Series 2013, 2.69% 12/1/17	500,000	503,905
TOTAL MUNICIPAL SECURITIES
(Cost $15,294,534)		15,339,786

Foreign Government and Government Agency Obligations - 0.1%
Brazilian Federative Republic 6% 1/17/17 (Cost $2,071,670)	$2,000,000	$2,072,000

Supranational Obligations - 0.0%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $425,464)	426,000	425,441

Bank Notes - 2.3%
Bank of America NA:
1.25% 2/14/17	$2,420,000	$2,418,028
1.65% 3/26/18	1,924,000	1,916,106
1.75% 6/5/18	2,000,000	1,987,380
5.3% 3/15/17	250,000	258,473
Capital One Bank NA:
1.3% 6/5/17	1,000,000	994,941
2.25% 2/13/19	1,000,000	992,494
Capital One NA 1.65% 2/5/18	3,000,000	2,961,585
Discover Bank 3.1% 6/4/20	1,708,000	1,698,731
Fifth Third Bank:
1.45% 2/28/18	580,000	574,663
2.875% 10/1/21	2,000,000	2,017,872
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	4,977,815
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,869,158
KeyBank NA:
1.65% 2/1/18	397,000	395,775
2.5% 12/15/19	3,783,000	3,825,230
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,106,466
Marshall & Ilsley Bank 5% 1/17/17	1,868,000	1,917,125
Regions Bank 7.5% 5/15/18	250,000	275,560
Regions Financial Corp. 2.25% 9/14/18	4,000,000	3,982,764
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,039,990
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,211,596
Union Bank NA 2.125% 6/16/17	700,000	703,690
Wachovia Bank NA 6% 11/15/17	570,000	611,779
TOTAL BANK NOTES
(Cost $42,604,005)		42,737,221
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (f)
(Cost $16,910,667)	162,831	15,449,410

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $14,718,871)	14,718,871	14,718,871
	Maturity Amount	Value

Cash Equivalents - 4.1%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) # (h)
(Cost $78,443,000)	78,443,872	78,443,000
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $1,997,336,946)		1,986,476,828
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(88,782,241)
NET ASSETS - 100%		$1,897,694,587

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 16,329	$(1,264)	$0	$(1,264)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,245,996 or 16.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $122,073.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,578
Fidelity Specialized High Income Central Fund	445,486
Total	$497,064

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,060,481	$447,917	$--	$15,449,410	1.9%
Total	$16,060,481	$447,917	$--	$15,449,410

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,321,778,285	$--	$1,321,778,285	$--
U.S. Government and Government Agency Obligations	148,452,340	--	148,452,340	--
U.S. Government Agency - Mortgage Securities	12,635,572	--	12,635,572	--
Asset-Backed Securities	160,328,585	--	159,932,939	395,646
Collateralized Mortgage Obligations	30,663,329	--	30,663,329	--
Commercial Mortgage Securities	143,432,988	--	143,432,610	378
Municipal Securities	15,339,786	--	15,339,786	--
Foreign Government and Government Agency Obligations	2,072,000	--	2,072,000	--
Supranational Obligations	425,441	--	425,441	--
Bank Notes	42,737,221	--	42,737,221	--
Fixed-Income Funds	15,449,410	15,449,410	--	--
Money Market Funds	14,718,871	14,718,871	--	--
Cash Equivalents	78,443,000	--	78,443,000	--
Total Investments in Securities:	$1,986,476,828	$30,168,281	$1,955,912,523	$396,024
Derivative Instruments:
Liabilities
Swaps	$(1,264)	$--	$(1,264)	$--
Total Liabilities	$(1,264)	$--	$(1,264)	$--
Total Derivative Instruments:	$(1,264)	$--	$(1,264)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(1,264)
Total Credit Risk	0	(1,264)
Total Value of Derivatives	$0	$(1,264)

 (a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$78,443,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$78,443,000
$78,443,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.5%
United Kingdom	4.7%
Canada	2.8%
Japan	1.6%
France	1.1%
Others (Individually Less Than 1%)	5.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $78,443,000) — See accompanying schedule: Unaffiliated issuers (cost $1,965,707,408)	$1,956,308,547
Fidelity Central Funds (cost $31,629,538)	30,168,281
Total Investments (cost $1,997,336,946)		$1,986,476,828
Cash		17,300
Receivable for investments sold		4,580,612
Receivable for fund shares sold		5,143,838
Interest receivable		10,745,959
Distributions receivable from Fidelity Central Funds		85,876
Other receivables		667
Total assets		2,007,051,080
Liabilities
Payable for investments purchased	$25,112,869
Payable for fund shares redeemed	4,552,431
Distributions payable	295,543
Bi-lateral OTC swaps, at value	1,264
Accrued management fee	488,306
Distribution and service plan fees payable	197,027
Other affiliated payables	265,748
Other payables and accrued expenses	5
Collateral on securities loaned, at value	78,443,300
Total liabilities		109,356,493
Net Assets		$1,897,694,587
Net Assets consist of:
Paid in capital		$1,927,755,442
Undistributed net investment income		2,808,318
Accumulated undistributed net realized gain (loss) on investments		(22,007,791)
Net unrealized appreciation (depreciation) on investments		(10,861,382)
Net Assets		$1,897,694,587
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($314,703,093 ÷ 27,708,466 shares)		$11.36
Maximum offering price per share (100/97.25 of $11.36)		$11.68
Class T:
Net Asset Value and redemption price per share ($193,597,348 ÷ 17,035,689 shares)		$11.36
Maximum offering price per share (100/97.25 of $11.36)		$11.68
Class B:
Net Asset Value and offering price per share ($900,323 ÷ 79,367 shares)(a)		$11.34
Class C:
Net Asset Value and offering price per share ($111,047,135 ÷ 9,799,616 shares)(a)		$11.33
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($831,639,600 ÷ 73,036,683 shares)		$11.39
Class I:
Net Asset Value, offering price and redemption price per share ($445,807,088 ÷ 39,144,534 shares)		$11.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$22,504,412
Income from Fidelity Central Funds		497,064
Total income		23,001,476
Expenses
Management fee	$2,770,688
Transfer agent fees	1,186,625
Distribution and service plan fees	1,093,513
Fund wide operations fee	344,661
Independent trustees' compensation	3,709
Miscellaneous	1,153
Total expenses before reductions	5,400,349
Expense reductions	(647)	5,399,702
Net investment income (loss)		17,601,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,379,535
Swaps	505
Total net realized gain (loss)		1,380,040
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,704,758)
Swaps	1,507
Total change in net unrealized appreciation (depreciation)		(11,703,251)
Net gain (loss)		(10,323,211)
Net increase (decrease) in net assets resulting from operations		$7,278,563

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,601,774	$21,313,755
Net realized gain (loss)	1,380,040	2,048,322
Change in net unrealized appreciation (depreciation)	(11,703,251)	(16,775,250)
Net increase (decrease) in net assets resulting from operations	7,278,563	6,586,827
Distributions to shareholders from net investment income	(16,486,255)	(19,985,756)
Share transactions - net increase (decrease)	176,353,500	941,601,529
Total increase (decrease) in net assets	167,145,808	928,202,600
Net Assets
Beginning of period	1,730,548,779	802,346,179
End of period (including undistributed net investment income of $2,808,318 and undistributed net investment income of $1,692,799, respectively)	$1,897,694,587	$1,730,548,779

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.52	$11.33	$11.69	$11.45	$11.28
Income from Investment Operations
Net investment income (loss)A	.104	.170	.232	.243	.289	.344
Net realized and unrealized gain (loss)	(.068)	(.111)	.160	(.384)	.215	.163
Total from investment operations	.036	.059	.392	(.141)	.504	.507
Distributions from net investment income	(.096)	(.159)	(.202)	(.219)	(.264)	(.322)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.096)	(.159)	(.202)	(.219)	(.264)	(.337)
Net asset value, end of period	$11.36	$11.42	$11.52	$11.33	$11.69	$11.45
Total ReturnB,C,D	.32%	.51%	3.48%	(1.24)%	4.46%	4.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.79%	.82%	.83%	.83%
Expenses net of fee waivers, if any	.76%G	.76%	.79%	.82%	.83%	.83%
Expenses net of all reductions	.76%G	.76%	.79%	.82%	.83%	.83%
Net investment income (loss)	1.83%G	1.48%	2.02%	2.09%	2.52%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$314,703	$304,040	$215,800	$155,980	$192,761	$187,442
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.53	$11.34	$11.70	$11.45	$11.29
Income from Investment Operations
Net investment income (loss)A	.103	.170	.234	.246	.292	.348
Net realized and unrealized gain (loss)	(.067)	(.121)	.161	(.384)	.225	.153
Total from investment operations	.036	.049	.395	(.138)	.517	.501
Distributions from net investment income	(.096)	(.159)	(.205)	(.222)	(.267)	(.326)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.096)	(.159)	(.205)	(.222)	(.267)	(.341)
Net asset value, end of period	$11.36	$11.42	$11.53	$11.34	$11.70	$11.45
Total ReturnB,C,D	.32%	.42%	3.50%	(1.21)%	4.57%	4.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.77%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.77%G	.76%	.77%	.80%	.80%	.80%
Expenses net of all reductions	.77%G	.76%	.77%	.80%	.80%	.80%
Net investment income (loss)	1.83%G	1.48%	2.04%	2.11%	2.54%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$193,597	$193,612	$198,510	$210,150	$265,426	$274,215
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$11.51	$11.32	$11.68	$11.43	$11.27
Income from Investment Operations
Net investment income (loss)A	.062	.090	.149	.159	.206	.264
Net realized and unrealized gain (loss)	(.068)	(.122)	.161	(.384)	.225	.154
Total from investment operations	(.006)	(.032)	.310	(.225)	.431	.418
Distributions from net investment income	(.054)	(.078)	(.120)	(.135)	(.181)	(.243)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.054)	(.078)	(.120)	(.135)	(.181)	(.258)
Net asset value, end of period	$11.34	$11.40	$11.51	$11.32	$11.68	$11.43
Total ReturnB,C,D	(.05)%	(.28)%	2.75%	(1.95)%	3.81%	3.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.51%G	1.46%	1.51%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.51%G	1.46%	1.51%	1.55%	1.55%	1.55%
Net investment income (loss)	1.09%G	.78%	1.30%	1.36%	1.79%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$900	$919	$1,507	$2,956	$5,209	$7,018
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$11.50	$11.31	$11.67	$11.42	$11.26
Income from Investment Operations
Net investment income (loss)A	.060	.081	.143	.155	.204	.262
Net realized and unrealized gain (loss)	(.068)	(.121)	.162	(.384)	.225	.154
Total from investment operations	(.008)	(.040)	.305	(.229)	.429	.416
Distributions from net investment income	(.052)	(.070)	(.115)	(.131)	(.179)	(.241)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.052)	(.070)	(.115)	(.131)	(.179)	(.256)
Net asset value, end of period	$11.33	$11.39	$11.50	$11.31	$11.67	$11.42
Total ReturnB,C,D	(.07)%	(.35)%	2.70%	(1.98)%	3.79%	3.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of fee waivers, if any	1.54%G	1.54%	1.56%	1.58%	1.57%	1.56%
Expenses net of all reductions	1.54%G	1.54%	1.56%	1.58%	1.57%	1.56%
Net investment income (loss)	1.06%G	.71%	1.25%	1.34%	1.78%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$111,047	$81,929	$64,333	$53,096	$65,425	$63,435
Portfolio turnover rateH	40%G	44%	94%	112%	129%	108%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.122	.205	.209
Net realized and unrealized gain (loss)	(.068)	(.110)	.038
Total from investment operations	.054	.095	.247
Distributions from net investment income	(.114)	(.195)	(.197)
Net asset value, end of period	$11.39	$11.45	$11.55
Total ReturnC,D	.48%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.46%G
Expenses net of fee waivers, if any	.45%G	.45%	.46%G
Expenses net of all reductions	.45%G	.45%	.46%G
Net investment income (loss)	2.14%G	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$831,640	$758,240	$147,629
Portfolio turnover rateH	40%G	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.55	$11.36	$11.72	$11.48	$11.31
Income from Investment Operations
Net investment income (loss)A	.119	.200	.262	.273	.319	.373
Net realized and unrealized gain (loss)	(.068)	(.111)	.161	(.385)	.213	.163
Total from investment operations	.051	.089	.423	(.112)	.532	.536
Distributions from net investment income	(.111)	(.189)	(.233)	(.248)	(.292)	(.351)
Distributions from net realized gain	–	–	–	–	–	(.015)
Total distributions	(.111)	(.189)	(.233)	(.248)	(.292)	(.366)
Net asset value, end of period	$11.39	$11.45	$11.55	$11.36	$11.72	$11.48
Total ReturnB,C	.45%	.78%	3.74%	(.99)%	4.71%	4.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.53%	.57%	.58%	.58%
Expenses net of fee waivers, if any	.50%F	.50%	.53%	.57%	.58%	.58%
Expenses net of all reductions	.50%F	.50%	.53%	.57%	.58%	.58%
Net investment income (loss)	2.09%F	1.74%	2.28%	2.34%	2.77%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$445,807	$391,808	$174,568	$84,843	$101,234	$89,583
Portfolio turnover rateG	40%F	44%	94%	112%	129%	108%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of four years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$12,563,690
Gross unrealized depreciation	(21,334,988)
Net unrealized appreciation (depreciation) on securities	$(8,771,298)
Tax cost	$1,995,248,126

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(9,328)
2018	(18,759,952)
Total capital loss carryforward	$(18,769,280)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$505	$1,507

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $267,231,937 and $106,864,859, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$379,493	$23,005
Class T	-%	.25%	242,500	792
Class B	.65%	.25%	4,101	2,962
Class C	.75%	.25%	467,419	93,881
			$1,093,513	$120,640

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,720
Class T	13,688
Class B(a)	221
Class C(a)	15,446
$46,075

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$239,551.16
Class T	159,982.17
Class B	1,134.25
Class C	83,452.18
Fidelity Limited Term Bond Fund	381,484.10
Class I	321,022.15
	$1,186,625

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,153 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $11,054.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $647.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$2,573,225	$3,729,622
Class T	1,632,269	2,760,770
Class B	4,349	9,214
Class C	429,725	455,450
Fidelity Limited Term Bond Fund	7,670,510	7,753,652
Class I	4,176,177	5,277,048
Total	$16,486,255	$19,985,756

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	9,493,588	22,883,010	$108,124,976	$262,802,297
Reinvestment of distributions	208,809	302,206	2,375,945	3,471,902
Shares redeemed	(8,625,388)	(15,281,488)	(98,288,046)	(175,517,852)
Net increase (decrease)	1,077,009	7,903,728	$12,212,875	$90,756,347
Class T
Shares sold	3,230,355	4,726,276	$36,826,027	$54,308,583
Reinvestment of distributions	135,211	225,689	1,539,145	2,594,606
Shares redeemed	(3,279,036)	(5,219,634)	(37,380,244)	(59,996,049)
Net increase (decrease)	86,530	(267,669)	$984,928	$(3,092,860)
Class B
Shares sold	23,906	45,219	$272,061	$518,562
Reinvestment of distributions	348	769	3,946	8,827
Shares redeemed	(25,488)	(96,326)	(290,091)	(1,103,458)
Net increase (decrease)	(1,234)	(50,338)	$(14,084)	$(576,069)
Class C
Shares sold	3,748,755	3,762,661	$42,556,513	$43,110,911
Reinvestment of distributions	33,368	34,649	378,455	397,236
Shares redeemed	(1,175,287)	(2,200,235)	(13,359,960)	(25,199,324)
Net increase (decrease)	2,606,836	1,597,075	$29,575,008	$18,308,823
Fidelity Limited Term Bond Fund
Shares sold	30,185,709	73,683,363	$344,754,445	$848,661,103
Reinvestment of distributions	611,698	626,332	6,976,952	7,211,684
Shares redeemed	(24,008,474)	(20,841,425)	(274,433,242)	(239,689,901)
Net increase (decrease)	6,788,933	53,468,270	$77,298,155	$616,182,886
Class I
Shares sold	13,435,969	31,060,194	$153,456,360	$357,596,586
Reinvestment of distributions	285,314	376,794	3,255,224	4,341,226
Shares redeemed	(8,802,281)	(12,319,776)	(100,414,966)	(141,915,410)
Net increase (decrease)	4,919,002	19,117,212	$56,296,618	$220,022,402

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.76%
Actual		$1,000.00	$1,003.20	$3.79
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class T	.77%
Actual		$1,000.00	$1,003.20	$3.84
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class B	1.51%
Actual		$1,000.00	$999.50	$7.51
Hypothetical-C		$1,000.00	$1,017.35	$7.57
Class C	1.54%
Actual		$1,000.00	$999.30	$7.66
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,004.80	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,004.50	$2.49
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LTBI-SANN-0416
1.704557.118

Fidelity Advisor® Mortgage Securities Fund Class A, Class T, Class B and Class C Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	2.0	4.1
1 - 1.99%	6.5	5.4
2 - 2.99%	6.4	6.5
3 - 3.99%	45.1	37.7
4 - 4.99%	22.6	26.6
5 - 5.99%	7.5	9.2
6 - 6.99%	1.8	2.1
7% and above	1.2	1.4

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	4.5	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	3.0	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Mortgage Securities	82.8%
CMOs and Other Mortgage Related Securities	25.5%
Asset-Backed Securities	6.8%
Short-Term Investments and Net Other Assets (Liabilities)***	(15.1)%

 * Foreign investments - 0.0%

 ** Futures and Swaps - (5.3)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*,**
Mortgage Securities	83.6%
CMOs and Other Mortgage Related Securities	32.2%
Asset-Backed Securities	3.5%
Short-Term Investments and Net Other Assets (Liabilities)***	(19.3)%

 * Foreign investments - 1.0%

 ** Futures and Swaps - (8.6)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 88.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 46.0%
1.814% 9/1/36 (a)	86	88
2.07% 4/1/37 (a)	104	109
2.108% 3/1/36 (a)	129	135
2.26% 1/1/35 (a)	176	183
2.302% 6/1/36 (a)	43	45
2.31% 4/1/36 (a)	147	155
2.315% 9/1/36 (a)	71	74
2.317% 5/1/36 (a)	218	228
2.408% 7/1/35 (a)	5	6
2.426% 8/1/35 (a)	264	278
2.45% 11/1/36 (a)	39	41
2.458% 3/1/35 (a)	29	31
2.472% 7/1/35 (a)	45	47
2.5% 2/1/30	120	124
2.5% 3/1/31 (b)	100	103
2.525% 5/1/36 (a)	36	38
2.555% 6/1/36 (a)	385	407
2.557% 3/1/40 (a)	181	191
2.559% 10/1/33 (a)	40	43
2.689% 2/1/42 (a)	642	667
2.75% 10/1/36 (a)	172	182
2.761% 1/1/42 (a)	566	589
2.78% 9/1/37 (a)	29	31
3% 3/1/31 (b)	9,100	9,490
3% 11/1/42 to 3/1/44	44,324	45,672
3% 3/1/46 (b)	50,900	52,192
3% 3/1/46 (b)	1,000	1,025
3% 3/1/46 (b)	700	718
3% 3/1/46 (b)	600	615
3.007% 8/1/41 (a)	411	430
3.346% 9/1/41 (a)	129	137
3.465% 12/1/40 (a)	5,394	5,666
3.5% 4/1/29 to 8/1/45	78,604	83,098
3.5% 3/1/46 (b)	33,800	35,418
3.5% 3/1/46 (b)	20,800	21,796
3.5% 3/1/46 (b)	20,700	21,691
3.5% 3/1/46 (b)	2,000	2,096
3.5% 3/1/46 (b)	7,700	8,069
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	6,000	6,287
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	7,921	8,300
3.5% 3/1/46 (b)	6,679	6,999
4% 11/1/31 to 1/1/46	107,571	115,429
4% 3/1/46 (b)	150	160
4% 3/1/46 (b)	100	107
4% 3/1/46 (b)	4,750	5,068
4% 3/1/46 (b)	4,750	5,068
4% 3/1/46 (b)	50	53
4% 3/1/46 (b)	3,300	3,521
4% 3/1/46 (b)	3,300	3,521
4% 3/1/46 (b)	1,300	1,387
4.5% 5/1/25 to 4/1/45	41,087	44,763
5% 5/1/20 to 8/1/41	495	536
5.255% 8/1/41	893	1,011
5.5% 2/1/18 to 4/1/39	3,507	3,978
5.565% 8/1/46 (a)	44	46
6.5% 3/1/16 to 5/1/38	1,389	1,592
7% 3/1/17 to 5/1/30	913	1,062
7.5% 8/1/22 to 9/1/32	593	715
8% 12/1/29 to 3/1/37	15	18
8.5% 2/1/22 to 3/1/23	56	64
9% 10/1/30	198	246
9.5% 7/1/16 to 8/1/22	4	4
		506,035
Freddie Mac - 19.0%
1.945% 3/1/35 (a)	89	92
2.154% 8/1/37 (a)	77	81
2.175% 6/1/37 (a)	29	31
2.21% 3/1/36 (a)	230	240
2.246% 5/1/37 (a)	74	78
2.362% 10/1/42 (a)	596	630
2.372% 11/1/35 (a)	264	275
2.481% 5/1/34 (a)	6	7
2.51% 6/1/37 (a)	21	22
2.54% 6/1/37 (a)	271	286
2.562% 6/1/37 (a)	464	488
2.595% 4/1/37 (a)	9	9
2.668% 4/1/37 (a)	96	101
2.698% 6/1/33 (a)	708	747
2.795% 7/1/36 (a)	73	77
3% 10/1/42 to 1/1/46	37,238	38,198
3.03% 10/1/36 (a)	13	14
3.075% 12/1/36 (a)	398	422
3.082% 9/1/41 (a)	577	602
3.25% 10/1/35 (a)	41	43
3.427% 12/1/40 (a)	2,450	2,563
3.5% 4/1/42 to 6/1/45 (c)	66,999	70,339
4% 2/1/41 to 2/1/46	30,408	32,599
4% 3/1/46 (b)	9,300	9,910
4% 3/1/46 (b)	4,100	4,369
4.5% 7/1/25 to 8/1/44	10,818	11,773
5% 7/1/33 to 7/1/41	11,164	12,438
5.5% 10/1/17 to 10/1/39	10,414	11,714
6% 5/1/16 to 6/1/39	2,282	2,593
6.5% 7/1/16 to 9/1/39	3,771	4,317
7% 6/1/21 to 9/1/36	1,309	1,537
7.5% 5/1/16 to 7/1/34	1,637	1,945
8% 11/1/16 to 1/1/37	17	21
8.5% 8/1/16 to 9/1/20	1	1
9% 9/1/16 to 5/1/21	5	5
10% 4/1/16 to 12/1/18	0	0
		208,567
Ginnie Mae - 23.2%
3% 6/15/42 to 12/20/45	44,519	46,174
3.5% 11/20/41 to 1/20/44	48,738	51,564
3.5% 3/1/46 (b)	11,900	12,565
3.5% 3/1/46 (b)	12,700	13,409
3.5% 3/1/46 (b)	6,100	6,441
3.5% 3/1/46 (b)	7,300	7,708
3.5% 3/1/46 (b)	1,600	1,689
4% 7/20/33 to 7/20/45	50,826	54,466
4% 3/1/46 (b)	1,200	1,282
4% 3/1/46 (b)	6,200	6,621
4% 3/1/46 (b)	2,200	2,350
4.5% 8/15/33 to 5/20/41	31,098	33,988
5% 9/20/33 to 6/15/41	9,833	11,079
5.5% 10/15/33 to 9/15/39	2,893	3,284
6.5% 10/15/34 to 7/15/36	184	217
7% 2/15/24 to 4/20/32	836	996
7.5% 12/15/21 to 12/15/29	307	362
8% 6/15/21 to 12/15/25	175	205
8.5% 1/15/17 to 10/15/28	139	166
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	1	1
		254,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $953,105)		969,169

Asset-Backed Securities - 6.8%
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (d)	$3,270	$3,271
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (d)	4,058	4,048
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (d)	1,203	1,202
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (d)	1,788	1,787
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (d)	3,696	3,675
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (d)	629	629
Series 2013-D Class A, 1.54% 7/16/18 (d)	1,061	1,059
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (d)	8,651	8,633
Drive Auto Receivables Trust Series 2015-DA Class A2A, 1.23% 6/15/18 (d)	4,782	4,778
Exeter Automobile Receivables Trust:
Series 2014-2A Class A, 1.06% 8/15/18 (d)	679	677
Series 2016-1A Class A, 2.8% 7/15/20 (d)	5,500	5,497
Flagship Credit Auto Trust:
Series 2015-3 Class A, 2.34% 10/15/20 (d)	2,868	2,861
Series 2016-1 Class A, 2.53% 12/15/20 (d)	10,800	10,774
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	45	1
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,084	1,103
Series 2007-CH4 Class A3, 0.5458% 2/25/32 (a)	1,190	1,182
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.7258% 8/25/36 (a)	5,300	5,061
Nationstar HECM Loan Trust:
Series 2015-1A Class A, 3.844% 5/25/18 (d)	6,679	6,646
Series 2016-1A Class A, 3.1294% 2/25/26 (d)	2,138	2,138
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (d)	1,180	1,178
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (d)	6,013	5,991
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.8565% 5/25/35 (a)	1,995	1,926
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	796	792
TOTAL ASSET-BACKED SECURITIES
(Cost $75,077)		74,909

Collateralized Mortgage Obligations - 12.7%
Private Sponsor - 6.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.5665% 6/27/36 (a)(d)	7,033	6,744
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.808% 12/26/35 (a)(d)	1,352	1,369
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6868% 4/26/36 (a)(d)	274	267
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 2.7078% 3/27/36 (a)(d)	$3,479	$3,452
Series 2012-RR5 Class 8A5, 0.6021% 7/26/36 (a)(d)	908	860
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (d)	3,165	3,117
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(d)	6,623	6,629
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.7816% 11/26/35 (a)(d)	4,976	4,930
Series 2014-15R Class 7A3, 1.1596% 10/26/37 (a)(d)	2,285	2,237
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(d)	494	507
CSMC:
floater Series 2015-1R Class 6A1, 0.7004% 5/27/37 (a)(d)	4,408	4,035
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (d)	3,998	3,955
Series 2014-3R Class 2A1, 1.1216% 5/27/37 (a)(d)	1,223	1,154
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (d)	6,503	6,476
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (d)	181	181
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (a)	320	307
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.9726% 1/26/37 (a)(d)	262	261
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (a)	237	218
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4126% 7/25/19 (a)	1,150	1,158
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (a)	1,291	1,143
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(d)	3,048	3,061
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (d)	906	906
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.8917% 3/26/37 (a)(d)	2,008	1,981
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (a)	122	118
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (a)	4,121	3,949
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	170	171
Series 2003-MS5 Class 1A1, 5% 3/25/18	211	214
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.6097% 9/25/33 (a)	954	943
Series 2005-AR10 Class 2A15, 2.7505% 6/25/35 (a)	5,237	5,332
Series 2005-AR2 Class 1A2, 2.6956% 3/25/35 (a)	223	205
Series 2006-AR10 Class 3A1, 2.7337% 7/25/36 (a)	820	803
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.3738% 6/27/36 (a)(d)	904	888
		67,571
U.S. Government Agency - 6.6%
Fannie Mae:
floater Series 2003-118 Class S, 7.6642% 12/25/33 (a)(e)(f)	325	75
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	623	682
Series 1999-32 Class PL, 6% 7/25/29	561	615
Series 1999-33 Class PK, 6% 7/25/29	359	394
Series 2001-52 Class YZ, 6.5% 10/25/31	43	50
Series 2005-39 Class TE, 5% 5/25/35	904	999
Series 2005-73 Class SA, 16.4169% 8/25/35 (a)(f)	69	89
Series 2006-105 Class MD, 5.5% 6/25/35	176	177
Series 2011-35 Class PA, 4% 2/25/39	293	298
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	620	680
Series 2001-31 Class ZC, 6.5% 7/25/31	266	309
Series 2002-16 Class ZD, 6.5% 4/25/32	89	104
Series 2002-74 Class SV, 7.1142% 11/25/32 (a)(e)	228	43
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	816	105
Series 06-116 Class SG, 6.2042% 12/25/36 (a)(e)(f)	215	42
Series 07-40 Class SE, 6.0042% 5/25/37 (a)(e)(f)	135	23
Series 1993-165 Class SH, 18.5671% 9/25/23 (a)(f)	31	43
Series 2003-21 Class SK, 7.6642% 3/25/33 (a)(e)(f)	101	20
Series 2003-35 Class TQ, 7.0642% 5/25/18 (a)(e)(f)	35	2
Series 2007-57 Class SA, 38.0052% 6/25/37 (a)(f)	434	929
Series 2007-66 Class SB, 36.9852% 7/25/37 (a)(f)	142	281
Series 2008-12 Class SG, 5.9142% 3/25/38 (a)(e)(f)	725	130
Series 2009-114 Class AI, 5% 12/25/23 (e)	180	6
Series 2009-16 Class SA, 5.8142% 3/25/24 (a)(e)(f)	93	2
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	117	5
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	81	6
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	121	8
Series 2010-12 Class AI, 5% 12/25/18 (e)	407	18
Series 2010-135 Class LS, 5.6142% 12/25/40 (a)(e)(f)	663	119
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	853	108
Series 2010-23:
Class AI, 5% 12/25/18 (e)	164	7
Class HI, 4.5% 10/25/18 (e)	125	5
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	366	14
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	263	17
Series 2011-67 Class AI, 4% 7/25/26 (e)	223	23
Series 2011-83 Class DI, 6% 9/25/26 (e)	314	38
Series 2013-N1 Class A, 6.2842% 6/25/35 (a)(e)(f)	689	166
Series 2015-70 Class JC, 3% 10/25/45	3,805	3,970
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (e)	102	4
Series 348 Class 14, 6.5% 8/25/34 (a)(e)	180	39
Series 351:
Class 12, 5.5% 4/25/34 (a)(e)	122	22
Class 13, 6% 3/25/34 (e)	163	33
Series 359 Class 19, 6% 7/25/35 (a)(e)	111	20
Series 384 Class 6, 5% 7/25/37 (e)	410	76
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	691	761
Series 2104 Class PG, 6% 12/15/28	197	216
Series 2121 Class MG, 6% 2/15/29	271	297
Series 2154 Class PT, 6% 5/15/29	472	518
Series 2162 Class PH, 6% 6/15/29	73	80
Series 2520 Class BE, 6% 11/15/32	352	386
Series 2585 Class KS, 7.173% 3/15/23 (a)(e)(f)	33	4
Series 2693 Class MD, 5.5% 10/15/33	5,885	6,661
Series 2802 Class OB, 6% 5/15/34	1,628	1,829
Series 3002 Class NE, 5% 7/15/35	553	609
Series 3189 Class PD, 6% 7/15/36	586	655
Series 3415 Class PC, 5% 12/15/37	169	185
Series 3786 Class HI, 4% 3/15/38 (e)	806	84
Series 3806 Class UP, 4.5% 2/15/41	1,347	1,451
Series 3832 Class PE, 5% 3/15/41	960	1,103
Series 70 Class C, 9% 9/15/20	4	4
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	93	102
Series 2135 Class JE, 6% 3/15/29	352	385
Series 2274 Class ZM, 6.5% 1/15/31	155	180
Series 2281 Class ZB, 6% 3/15/30	130	142
Series 2357 Class ZB, 6.5% 9/15/31	311	366
Series 2502 Class ZC, 6% 9/15/32	346	383
Series 06-3115 Class SM, 6.173% 2/15/36 (a)(e)(f)	177	31
Series 1658 Class GZ, 7% 1/15/24	420	466
Series 2013-4281 Class AI, 4% 12/15/28 (e)	1,900	203
Series 2380 Class SY, 7.773% 11/15/31 (a)(e)(f)	1,278	269
Series 2587 Class IM, 6.5% 3/15/33 (e)	186	38
Series 2844:
Class SC, 44.0245% 8/15/24 (a)(f)	13	23
Class SD, 80.899% 8/15/24 (a)(f)	19	45
Series 2935 Class ZK, 5.5% 2/15/35	1,540	1,763
Series 2947 Class XZ, 6% 3/15/35	645	736
Series 3055 Class CS, 6.163% 10/15/35 (a)(e)	238	44
Series 3244 Class SG, 6.233% 11/15/36 (a)(e)(f)	481	107
Series 3274 Class SM, 6.003% 2/15/37 (a)(e)	278	51
Series 3284 Class CI, 5.693% 3/15/37 (a)(e)	1,057	200
Series 3287 Class SD, 6.323% 3/15/37 (a)(e)(f)	686	143
Series 3297 Class BI, 6.333% 4/15/37 (a)(e)(f)	1,004	211
Series 3336 Class LI, 6.153% 6/15/37 (a)(e)	449	71
Series 3772 Class BI, 4.5% 10/15/18 (e)	252	11
Series 3949 Class MK, 4.5% 10/15/34	392	425
Series 3955 Class YI, 3% 11/15/21 (e)	1,435	80
Series 4471 Class PA 4% 12/15/40	5,973	6,351
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	258	298
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	3,238	3,654
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2645% 6/16/37 (a)(e)(f)	232	40
Series 2010-H17 Class FA, 0.7519% 7/20/60 (a)(g)	282	277
Series 2010-H18 Class AF, 0.551% 9/20/60 (a)(g)	346	340
Series 2010-H19 Class FG, 0.551% 8/20/60 (a)(g)	401	395
Series 2011-H13 Class FA, 0.751% 4/20/61 (a)(g)	168	167
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (e)	523	53
sequential payer:
Series 2002-24 Class SK, 7.5245% 4/16/32 (a)(e)(f)	1,139	251
Series 2002-42 Class ZA, 6% 6/20/32	412	476
Series 2004-24 Class ZM, 5% 4/20/34	844	939
Series 1999-40 Class SE, 8.5195% 11/16/29 (a)(e)(f)	194	7
Series 2001-3 Class S, 7.6745% 2/16/31 (a)(e)	259	54
Series 2001-36:
Class SB, 7.6745% 12/16/23 (a)(e)(f)	660	119
Class SP, 8.3245% 9/16/26 (a)(e)	458	71
Series 2001-38 Class SB, 7.1545% 8/16/31 (a)(e)(f)	422	85
Series 2001-41 Class SG, 8.3195% 9/16/31 (a)(e)	220	28
Series 2001-49:
Class SC, 7.1745% 12/16/25 (a)(e)(f)	869	148
Class SL, 7.1745% 5/16/30 (a)(e)(f)	1,178	233
Class SV, 7.8245% 12/16/28 (a)(e)(f)	321	21
Series 2001-50:
Class SD, 7.768% 11/20/31 (a)(e)(f)	609	155
Class ST, 7.2745% 8/16/27 (a)(e)(f)	261	55
Series 2002-5 Class SP, 7.0245% 1/16/32 (a)(e)(f)	419	74
Series 2004-32 Class GS, 6.0745% 5/16/34 (a)(e)(f)	394	83
Series 2004-73 Class AL, 6.7695% 8/17/34 (a)(e)(f)	149	37
Series 2010-98 Class HS, 6.174% 8/20/40 (a)(e)	726	129
Series 2011-52 Class HI, 7% 4/16/41 (e)	1,570	360
Series 2012-76 Class GS, 6.2745% 6/16/42 (a)(e)(f)	764	153
Series 2012-97 Class JS, 5.8245% 8/16/42 (a)(e)(f)	2,686	489
Series 2013-124:
Class ES, 8.0987% 4/20/39 (a)(f)	1,482	1,641
Class ST, 8.232% 8/20/39 (a)(f)	2,784	3,216
Series 2013-147 Class A/S, 5.724% 10/20/43 (a)(e)	1,258	196
Series 2013-160 Class MS, 5.774% 9/20/32 (a)(e)(f)	2,211	435
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	13,353	13,627
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	5,131	5,239
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.124% 7/20/40 (a)(e)	794	139
		72,149
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $137,675)		139,720

Commercial Mortgage Securities - 12.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (a)(e)	673	5
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (a)	2,102	2,117
Series 2007-2 Class A4, 5.79% 4/10/49 (a)	1,293	1,311
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (d)	5,587	5,749
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.7458% 7/25/37 (a)(d)	38	29
Class M2, 0.7758% 7/25/37 (a)(d)	40	29
Class M3, 0.8058% 7/25/37 (a)(d)	65	32
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(d)	8,859	8,830
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	163	164
Series 2007-CD4 Class A4, 5.322% 12/11/49	3,940	4,026
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(d)	5,000	4,876
Series 2013-CR10 Class XA, 1.1309% 8/10/46 (a)(e)	10,374	442
Series 2014-CR19 Class XA, 1.4501% 8/10/47 (a)(e)	15,637	1,054
Series 2014-CR20 Class XA, 1.3593% 11/10/47 (a)(e)	13,165	923
Series 2014-LC17 Class XA, 1.1645% 10/10/47 (a)(e)	14,979	739
Series 2014-UBS4 Class XA, 1.4292% 8/10/47 (a)(e)	13,158	906
Series 2014-UBS6 Class XA, 1.2201% 12/10/47 (a)(e)	8,827	537
Series 2015-PC1 Class A5, 3.902% 7/10/50	3,400	3,598
CSMC Series 2015-TOWN:
Class A, 1.677% 3/15/17 (a)(d)	7,804	7,713
Class B, 2.327% 3/15/17 (a)(d)	185	179
Class C, 2.677% 3/15/17 (a)(d)	180	172
Class D, 3.627% 3/15/17 (a)(d)	273	259
Freddie Mac:
sequential payer:
Series K030 Class A2, 3.25% 4/25/23	1,640	1,764
Series K033 Class A2, 3.06% 7/25/23	8,600	9,129
Series K034 Class A2, 3.531% 7/25/23	5,549	6,062
Series K035 Class A2, 3.458% 8/25/23	1,022	1,111
Series K032 Class A2, 3.31% 5/25/23	1,628	1,755
Series K036 Class A2, 3.527% 10/25/23	2,681	2,927
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	1,630	1,764
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(d)	12,633	12,512
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (d)	7,000	7,167
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	914	928
Series 2007-C1 Class A1A, 5.483% 12/10/49 (a)	4,802	4,930
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(d)	513	505
Series 2015-GC34 Class XA, 1.5357% 10/10/48 (a)(e)	10,680	1,020
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6755% 11/15/29 (a)(d)	844	839
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class XA, 1.9192% 6/15/45 (a)(e)	46,578	3,011
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(d)	5,000	4,938
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,306	1,315
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	930	936
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (a)	4,140	4,223
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,508	2,616
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (a)	175	179
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.3069% 10/15/48 (a)(e)	13,837	1,078
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 6.1142% 6/11/49 (a)	1,633	1,691
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(d)	2,783	2,771
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	6,833	6,959
Series 2007-C31:
Class A4, 5.509% 4/15/47	313	319
Class A5, 5.5% 4/15/47	8,506	8,754
Series 2007-C32 Class A3, 5.8991% 6/15/49 (a)	1,150	1,175
Series 2007-C33 Class A4, 6.1491% 2/15/51 (a)	1,786	1,845
Series 2006-C27 Class A1A, 5.749% 7/15/45 (a)	1,771	1,779
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.2791% 11/15/48 (a)(e)	11,180	865
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $141,740)		140,557
	Shares	Value (000s)

Fixed-Income Funds - 0.2%
Fidelity Mortgage Backed Securities Central Fund (h)
(Cost $1,653)	15,043	1,656
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 3.1%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $34,343)	34,343	34,343
TOTAL INVESTMENT PORTFOLIO - 123.8%
(Cost $1,343,593)		1,360,354
NET OTHER ASSETS (LIABILITIES) - (23.8)%		(261,088)
NET ASSETS - 100%		$1,099,266

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(7,700)	$(8,069)
3.5% 3/1/46	(7,700)	(8,069)
4% 3/1/46	(100)	(107)
4% 3/1/46	(100)	(107)
4% 3/1/46	(5,400)	(5,762)
4% 3/1/46	(4,750)	(5,068)
4% 3/1/46	(50)	(53)
4% 3/1/46	(9,500)	(10,134)
4.5% 3/1/46	(6,200)	(6,734)

TOTAL FANNIE MAE		(44,103)

Freddie Mac
4% 3/1/46	(719)	(766)
4% 3/1/46	(481)	(513)
4% 3/1/46	(3,600)	(3,836)

TOTAL FREDDIE MAC		(5,115)

Ginnie Mae
4% 3/1/46	(5,200)	(5,553)
4% 3/1/46	(2,200)	(2,350)
4% 3/1/46	(2,200)	(2,350)

TOTAL GINNIE MAE		(10,253)

TOTAL TBA SALE COMMITMENTS
(Proceeds $59,497)		$(59,471)

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Mar. 2018	$30,200	3-month LIBOR	1.5%	$(208)	$0	$(208)
LCH	Mar. 2019	11,800	3-month LIBOR	1.75%	(161)	0	(161)
LCH	Mar. 2021	13,800	3-month LIBOR	2%	(388)	0	(388)
LCH	Mar. 2026	2,350	3-month LIBOR	2.5%	(137)	0	(137)
LCH	Mar. 2046	830	3-month LIBOR	2.75%	(102)	0	(102)

TOTAL INTEREST RATE SWAPS					$(996)	$0	$(996)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $79,203,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,119,000.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,247,000 or 15.9% of net assets.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$21
Total	$21

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,622	$21	$--	$1,656	0.0%
Total	$1,622	$21	$--	$1,656

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$969,169	$--	$969,169	$--
Asset-Backed Securities	74,909	--	74,909	--
Collateralized Mortgage Obligations	139,720	--	139,720	--
Commercial Mortgage Securities	140,557	--	140,557	--
Fixed-Income Funds	1,656	1,656	--	--
Cash Equivalents	34,343	--	34,343	--
Total Investments in Securities:	$1,360,354	$1,656	$1,358,698	$--
Derivative Instruments:
Liabilities
Swaps	$(996)	$--	$(996)	$--
Total Liabilities	$(996)	$--	$(996)	$--
Total Derivative Instruments:	$(996)	$--	$(996)	$--
Other Financial Instruments:
TBA Sale Commitments	$(59,471)	$--	$(59,471)	$--
Total Other Financial Instruments:	$(59,471)	$--	$(59,471)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps(a)	$0	$(996)
Total Interest Rate Risk	0	(996)
Total Value of Derivatives	$0	$(996)

 (a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$34,343,000 due 3/01/16 at 0.40%	(Amounts in thousands)
Commerz Markets LLC	$34,343
$34,343

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $34,343) — See accompanying schedule: Unaffiliated issuers (cost $1,341,940)	$1,358,698
Fidelity Central Funds (cost $1,653)	1,656
Total Investments (cost $1,343,593)		$1,360,354
Cash		144
Receivable for investments sold
Regular delivery		13,410
Delayed delivery		5,112
Receivable for TBA sale commitments		59,497
Receivable for fund shares sold		1,411
Interest receivable		3,141
Distributions receivable from Fidelity Central Funds		4
Receivable from investment adviser for expense reductions		29
Total assets		1,443,102
Liabilities
Payable for investments purchased
Regular delivery	$19,449
Delayed delivery	263,501
TBA sale commitments, at value	59,471
Payable for fund shares redeemed	835
Distributions payable	126
Accrued management fee	281
Distribution and service plan fees payable	29
Payable for daily variation margin for derivative instruments	11
Other affiliated payables	133
Total liabilities		343,836
Net Assets		$1,099,266
Net Assets consist of:
Paid in capital		$1,160,117
Distributions in excess of net investment income		(2,190)
Accumulated undistributed net realized gain (loss) on investments		(74,452)
Net unrealized appreciation (depreciation) on investments		15,791
Net Assets		$1,099,266
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($44,125 ÷ 3,885.80 shares)		$11.36
Maximum offering price per share (100/96.00 of $11.36)		$11.83
Class T:
Net Asset Value and redemption price per share ($24,125 ÷ 2,120.29 shares)		$11.38
Maximum offering price per share (100/96.00 of $11.38)		$11.85
Class B:
Net Asset Value and offering price per share ($714 ÷ 62.89 shares)(a)		$11.35
Class C:
Net Asset Value and offering price per share ($18,644 ÷ 1,644.40 shares)(a)		$11.34
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($932,567 ÷ 81,918.64 shares)		$11.38
Class I:
Net Asset Value, offering price and redemption price per share ($79,091 ÷ 6,972.41 shares)		$11.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$14,700
Income from Fidelity Central Funds		21
Total income		14,721
Expenses
Management fee	$1,616
Transfer agent fees	575
Distribution and service plan fees	161
Fund wide operations fee	201
Independent trustees' compensation	2
Miscellaneous	9
Total expenses before reductions	2,564
Expense reductions	(28)	2,536
Net investment income (loss)		12,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,193
Swaps	(2,480)
Total net realized gain (loss)		3,713
Change in net unrealized appreciation (depreciation) on: Investment securities	4,128
Swaps	437
Delayed delivery commitments	(68)
Total change in net unrealized appreciation (depreciation)		4,497
Net gain (loss)		8,210
Net increase (decrease) in net assets resulting from operations		$20,395

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,185	$22,215
Net realized gain (loss)	3,713	9,548
Change in net unrealized appreciation (depreciation)	4,497	(7,250)
Net increase (decrease) in net assets resulting from operations	20,395	24,513
Distributions to shareholders from net investment income	(13,351)	(21,563)
Distributions to shareholders from net realized gain	(552)	(244)
Total distributions	(13,903)	(21,807)
Share transactions - net increase (decrease)	89,918	86,045
Total increase (decrease) in net assets	96,410	88,751
Net Assets
Beginning of period	1,002,856	914,105
End of period (including distributions in excess of net investment income of $2,190 and distributions in excess of net investment income of $1,024, respectively)	$1,099,266	$1,002,856

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.24	$10.89	$11.34	$11.14	$10.91
Income from Investment Operations
Net investment income (loss)A	.115	.223	.239	.169	.278	.323
Net realized and unrealized gain (loss)	.089	.047	.341	(.457)	.206	.235
Total from investment operations	.204	.270	.580	(.288)	.484	.558
Distributions from net investment income	(.128)	(.217)	(.230)	(.162)	(.284)	(.328)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.134)	(.220)	(.230)	(.162)	(.284)	(.328)
Net asset value, end of period	$11.36	$11.29	$11.24	$10.89	$11.34	$11.14
Total ReturnB,C,D	1.82%	2.41%	5.37%	(2.57)%	4.41%	5.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.81%	.81%	.79%	.81%	.82%
Expenses net of fee waivers, if any	.80%G	.81%	.81%	.79%	.81%	.82%
Expenses net of all reductions	.80%G	.81%	.81%	.79%	.81%	.82%
Net investment income (loss)	2.05%G	1.97%	2.15%	1.51%	2.48%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$44	$38	$41	$50	$60	$59
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.27	$10.92	$11.37	$11.16	$10.93
Income from Investment Operations
Net investment income (loss)A	.115	.225	.242	.173	.281	.326
Net realized and unrealized gain (loss)	.089	.037	.340	(.458)	.216	.235
Total from investment operations	.204	.262	.582	(.285)	.497	.561
Distributions from net investment income	(.128)	(.219)	(.232)	(.165)	(.287)	(.331)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.134)	(.222)	(.232)	(.165)	(.287)	(.331)
Net asset value, end of period	$11.38	$11.31	$11.27	$10.92	$11.37	$11.16
Total ReturnB,C,D	1.82%	2.33%	5.38%	(2.54)%	4.52%	5.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.77%	.78%	.79%
Expenses net of all reductions	.80%G	.79%	.79%	.77%	.78%	.79%
Net investment income (loss)	2.05%G	1.98%	2.17%	1.53%	2.50%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$24	$20	$22	$26	$31	$37
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.24	$10.89	$11.34	$11.14	$10.91
Income from Investment Operations
Net investment income (loss)A	.076	.145	.162	.090	.200	.248
Net realized and unrealized gain (loss)	.088	.037	.342	(.457)	.207	.235
Total from investment operations	.164	.182	.504	(.367)	.407	.483
Distributions from net investment income	(.088)	(.139)	(.154)	(.083)	(.207)	(.253)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.094)	(.142)	(.154)	(.083)	(.207)	(.253)
Net asset value, end of period	$11.35	$11.28	$11.24	$10.89	$11.34	$11.14
Total ReturnB,C,D	1.46%	1.62%	4.65%	(3.25)%	3.69%	4.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%G	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%G	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.35%G	1.28%	1.46%	.80%	1.79%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$1	$1	$1	$2	$4	$5
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.23	$10.88	$11.33	$11.12	$10.90
Income from Investment Operations
Net investment income (loss)A	.073	.141	.160	.088	.197	.244
Net realized and unrealized gain (loss)	.089	.037	.342	(.457)	.217	.226
Total from investment operations	.162	.178	.502	(.369)	.414	.470
Distributions from net investment income	(.086)	(.135)	(.152)	(.081)	(.204)	(.250)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.092)	(.138)	(.152)	(.081)	(.204)	(.250)
Net asset value, end of period	$11.34	$11.27	$11.23	$10.88	$11.33	$11.12
Total ReturnB,C,D	1.44%	1.59%	4.64%	(3.28)%	3.76%	4.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54%G	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.54%G	1.53%	1.52%	1.52%	1.53%	1.53%
Net investment income (loss)	1.31%G	1.25%	1.44%	.78%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$19	$16	$17	$17	$18	$15
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.27	$10.92	$11.37	$11.17	$10.94
Income from Investment Operations
Net investment income (loss)A	.135	.264	.279	.209	.318	.364
Net realized and unrealized gain (loss)	.089	.037	.341	(.458)	.206	.234
Total from investment operations	.224	.301	.620	(.249)	.524	.598
Distributions from net investment income	(.148)	(.258)	(.270)	(.201)	(.324)	(.368)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.154)	(.261)	(.270)	(.201)	(.324)	(.368)
Net asset value, end of period	$11.38	$11.31	$11.27	$10.92	$11.37	$11.17
Total ReturnB,C	1.99%	2.68%	5.73%	(2.23)%	4.77%	5.59%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.40%F	2.33%	2.51%	1.85%	2.84%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$933	$856	$785	$778	$850	$765
Portfolio turnover rateG	411%F	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.23	$10.88	$11.33	$11.13	$10.90
Income from Investment Operations
Net investment income (loss)A	.132	.256	.271	.200	.311	.354
Net realized and unrealized gain (loss)	.088	.038	.342	(.456)	.207	.235
Total from investment operations	.220	.294	.613	(.256)	.518	.589
Distributions from net investment income	(.144)	(.251)	(.263)	(.194)	(.318)	(.359)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.150)	(.254)	(.263)	(.194)	(.318)	(.359)
Net asset value, end of period	$11.34	$11.27	$11.23	$10.88	$11.33	$11.13
Total ReturnB,C	1.97%	2.64%	5.69%	(2.30)%	4.73%	5.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.50%	.51%	.51%	.50%	.53%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.51%	.50%	.53%
Expenses net of all reductions	.50%F	.50%	.51%	.51%	.50%	.53%
Net investment income (loss)	2.35%F	2.28%	2.45%	1.79%	2.79%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$79	$72	$48	$34	$12	$7
Portfolio turnover rateG	411%F	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$21,912
Gross unrealized depreciation	(5,152)
Net unrealized appreciation (depreciation) on securities	$16,760
Tax cost	$1,343,594

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(73,463)
No expiration
Long-term	(3,849)
Total capital loss carryforward	$(77,312)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps(a)	$(2,480)	$437

 (a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $95,240 and $74,217, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$47	$–(a)
Class T	-%	.25%	28	–
Class B	.65%	.25%	3	2
Class C	.75%	.25%	83	1
			$161	$3

 (a) Values shown as $0 may reflect amounts less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class T	2
Class B(a)	1
Class C(a)	1
$6

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$37.20
Class T	22.20
Class B	1.25
Class C	15.18
Fidelity Mortgage Securities Fund	444.10
Class I	56.15
	$575

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$428	$748
Class T	256	417
Class B	6	14
Class C	126	202
Fidelity Mortgage Securities Fund	11,589	18,864
Class I	946	1,318
Total	$13,351	$21,563
From net realized gain
Class A	$20	$10
Class T	13	6
Class C	9	5
Fidelity Mortgage Securities Fund	471	210
Class I	39	13
Total	$552	$244

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	1,036	563	$11,746	$6,368
Reinvestment of distributions	35	59	399	669
Shares redeemed	(577)	(872)	(6,530)	(9,855)
Net increase (decrease)	494	(250)	$5,615	$(2,818)
Class T
Shares sold	772	285	$8,778	$3,225
Reinvestment of distributions	23	36	258	409
Shares redeemed	(486)	(458)	(5,477)	(5,196)
Net increase (decrease)	309	(137)	$3,559	$(1,562)
Class B
Shares sold	10	5	$101	$68
Reinvestment of distributions	–(a)	1	4	9
Shares redeemed	(20)	(55)	(224)	(625)
Net increase (decrease)	(10)	(49)	$(119)	$(548)
Class C
Shares sold	464	358	$5,253	$4,044
Reinvestment of distributions	10	15	113	166
Shares redeemed	(209)	(502)	(2,363)	(5,678)
Net increase (decrease)	265	(129)	$3,003	$(1,468)
Fidelity Mortgage Securities Fund
Shares sold	12,675	20,281	$143,608	$230,420
Reinvestment of distributions	1,004	1,582	11,378	17,954
Shares redeemed	(7,440)	(15,790)	(84,239)	(179,084)
Net increase (decrease)	6,239	6,073	$70,747	$69,290
Class I
Shares sold	892	3,034	$10,069	$34,395
Reinvestment of distributions	85	114	959	1,290
Shares redeemed	(347)	(1,110)	(3,915)	(12,534)
Net increase (decrease)	630	2,038	$7,113	$23,151

 (a) Values shown as 0 may reflect amounts less than 500.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.80%
Actual		$1,000.00	$1,018.20	$4.01
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class T	.80%
Actual		$1,000.00	$1,018.20	$4.01
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class B	1.50%
Actual		$1,000.00	$1,014.60	$7.51
Hypothetical-C		$1,000.00	$1,017.40	$7.52
Class C	1.54%
Actual		$1,000.00	$1,014.40	$7.71
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$1,019.90	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,019.70	$2.51
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AMOR-SANN-0416
1.703540.118

Fidelity Advisor® Short Fixed-Income Fund Class I Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	31.6%
AAA	20.3%
AA	3.8%
A	19.6%
BBB	20.9%
BB and Below	1.9%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	1.6%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	27.4%
AAA	24.1%
AA	4.2%
A	20.6%
BBB	20.2%
BB and Below	2.5%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated as BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	1.8	2.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	1.7	1.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016 *,**
Corporate Bonds	42.3%
U.S. Government and U.S. Government Agency Obligations	31.6%
Asset-Backed Securities	14.3%
CMOs and Other Mortgage Related Securities	7.2%
Municipal Bonds	0.2%
Other Investments	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 13.3%

 ** Futures and Swaps - 0.0%

As of August 31, 2015 *,**
Corporate Bonds	42.8%
U.S. Government and U.S. Government Agency Obligations	27.4%
Asset-Backed Securities	16.1%
CMOs and Other Mortgage Related Securities	10.0%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 14.9%

 ** Futures and Swaps - 0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.8%
American Honda Finance Corp.:
0.95% 5/5/17	$1,580,000	$1,574,721
1.125% 10/7/16	1,248,000	1,250,626
1.7% 2/22/19	870,000	871,286
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	1,642,000	1,631,596
1.45% 8/1/16 (a)	1,429,000	1,429,254
1.65% 3/2/18 (a)	821,000	812,884
1.65% 5/18/18 (a)	1,600,000	1,579,842
General Motors Financial Co., Inc.:
2.4% 4/10/18	1,827,000	1,794,933
4.2% 3/1/21	1,000,000	1,001,501
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,642,000	1,613,216
1.65% 5/22/18 (a)	1,000,000	969,677
Volkswagen International Finance NV 1.6% 11/20/17 (a)	1,090,000	1,067,904
		15,597,440
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	335,000	339,326
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	1,000,000	1,002,490
COX Communications, Inc. 6.25% 6/1/18 (a)	411,000	440,130
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	1,642,000	1,658,143
Thomson Reuters Corp. 0.875% 5/23/16	440,000	439,538
Time Warner Cable, Inc. 5.85% 5/1/17	2,675,000	2,777,699
Time Warner, Inc. 6.875% 6/15/18	1,300,000	1,439,692
Viacom, Inc. 2.2% 4/1/19	821,000	805,671
Walt Disney Co. 1.1% 12/1/17	802,000	802,578
		9,365,941

TOTAL CONSUMER DISCRETIONARY		25,302,707

CONSUMER STAPLES - 3.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	3,621,000	3,655,320
2.65% 2/1/21	1,500,000	1,526,687
Heineken NV 1.4% 10/1/17 (a)	457,000	456,847
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	2,184,000	2,201,230
		7,840,084
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.9% 7/20/18	733,000	735,957
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	212,000	211,731
		947,688
Food Products - 0.6%
General Mills, Inc. 1.4% 10/20/17	2,053,000	2,053,511
H.J. Heinz Co. 1.6% 6/30/17 (a)	1,180,000	1,178,729
The J.M. Smucker Co. 1.75% 3/15/18	533,000	531,302
Tyson Foods, Inc. 2.65% 8/15/19	821,000	832,094
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	560,000	560,162
		5,155,798
Tobacco - 1.5%
BAT International Finance PLC:
1.85% 6/15/18 (a)	3,000,000	3,012,354
2.75% 6/15/20 (a)	1,570,000	1,603,389
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	867,000	866,183
2.05% 7/20/18 (a)	2,000,000	1,990,382
Philip Morris International, Inc.:
1.25% 8/11/17	1,349,000	1,352,103
1.375% 2/25/19	2,000,000	1,993,316
Reynolds American, Inc.:
2.3% 6/12/18	349,000	352,730
3.25% 6/12/20	576,000	599,028
6.75% 6/15/17	1,350,000	1,449,198
		13,218,683

TOTAL CONSUMER STAPLES		27,162,253

ENERGY - 3.7%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	473,000	468,226
Noble Holding International Ltd. 4% 3/16/18	60,000	48,000
Petrofac Ltd. 3.4% 10/10/18 (a)	1,478,000	1,253,634
		1,769,860
Oil, Gas & Consumable Fuels - 3.5%
BG Energy Capital PLC 2.875% 10/15/16 (a)	1,109,000	1,114,645
BP Capital Markets PLC:
1.375% 5/10/18	895,000	877,123
2.248% 11/1/16	1,084,000	1,089,647
Canadian Natural Resources Ltd. 1.75% 1/15/18	340,000	310,727
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (a)	1,054,000	1,011,243
ConocoPhillips Co. 1.5% 5/15/18	2,114,000	2,018,194
Enbridge, Inc.:
0.8662% 6/2/17 (b)	1,459,000	1,394,350
1.2622% 10/1/16 (b)	2,053,000	2,033,375
Enterprise Products Operating LP:
1.65% 5/7/18	1,000,000	966,141
2.55% 10/15/19	162,000	156,781
Exxon Mobil Corp. 1.6% 3/1/19	2,000,000	2,000,000
Kinder Morgan, Inc. 3.05% 12/1/19	1,250,000	1,153,938
Marathon Petroleum Corp.:
2.7% 12/14/18	197,000	190,797
3.5% 3/1/16	1,399,000	1,399,000
Petro-Canada 6.05% 5/15/18	821,000	839,936
Petrobras Global Finance BV:
2% 5/20/16	1,642,000	1,636,253
3.25% 3/17/17	1,232,000	1,193,808
Petroleos Mexicanos:
3.125% 1/23/19	143,000	139,037
5.5% 2/4/19 (a)	1,000,000	1,034,000
Phillips 66 Co. 2.95% 5/1/17	534,000	540,706
Schlumberger Investment SA 1.25% 8/1/17 (a)	1,232,000	1,211,020
Shell International Finance BV 2.125% 5/11/20	1,184,000	1,153,059
Southwestern Energy Co. 3.3% 1/23/18	321,000	231,120
Spectra Energy Partners, LP 2.95% 6/15/16	257,000	257,298
TransCanada PipeLines Ltd.:
1.2831% 6/30/16 (b)	3,284,000	3,277,268
1.625% 11/9/17	750,000	736,784
1.875% 1/12/18	1,642,000	1,610,672
3.125% 1/15/19	754,000	758,802
		30,335,724

TOTAL ENERGY		32,105,584

FINANCIALS - 21.6%
Banks - 12.5%
ABN AMRO Bank NV 1.4211% 10/28/16 (a)(b)	3,740,000	3,745,685
Australia & New Zealand Banking Group Ltd. 1.25% 1/10/17	1,339,000	1,340,372
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	957,000	954,608
Bank of America Corp.:
2% 1/11/18	2,340,000	2,331,796
2.6% 1/15/19	1,000,000	1,004,726
Bank of Montreal 1.4% 4/10/18	800,000	795,859
Bank of Nova Scotia 1.375% 12/18/17	878,000	875,782
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	1,150,000	1,145,510
1.55% 9/9/16 (a)	945,000	946,200
1.7% 3/5/18 (a)	1,642,000	1,632,618
Barclays PLC:
2% 3/16/18	1,000,000	980,589
2.75% 11/8/19	2,000,000	1,963,960
3.25% 1/12/21	928,000	894,672
BNP Paribas 2.375% 9/14/17	1,700,000	1,716,201
BPCE SA 1.625% 2/10/17	1,080,000	1,078,820
Citigroup, Inc.:
1.3% 11/15/16	1,445,000	1,444,523
1.55% 8/14/17	4,105,000	4,083,038
1.5786% 7/25/16 (b)	1,642,000	1,644,217
1.7% 4/27/18	780,000	771,708
1.85% 11/24/17	821,000	818,360
2.15% 7/30/18	750,000	747,325
2.5% 9/26/18	1,200,000	1,207,720
2.5% 7/29/19	805,000	806,942
Citizens Bank NA:
1.6% 12/4/17	1,642,000	1,623,549
2.45% 12/4/19	1,240,000	1,230,245
Commonwealth Bank of Australia 1.125% 3/13/17	1,766,000	1,763,921
Credit Suisse New York Branch:
1.1246% 5/26/17 (b)	1,642,000	1,633,041
1.375% 5/26/17	4,105,000	4,076,540
1.75% 1/29/18	1,642,000	1,631,816
Discover Bank:
2% 2/21/18	2,053,000	2,028,247
2.6% 11/13/18	1,000,000	998,992
Fifth Third Bancorp 4.5% 6/1/18	1,027,000	1,080,780
Fifth Third Bank 2.15% 8/20/18	963,000	967,058
HSBC Bank PLC 1.5% 5/15/18 (a)	1,090,000	1,083,320
HSBC U.S.A., Inc.:
1.7% 3/5/18	994,000	986,612
2.625% 9/24/18	821,000	825,732
Huntington National Bank 2% 6/30/18	1,570,000	1,562,148
ING Bank NV 1.8% 3/16/18 (a)	1,000,000	998,273
Intesa Sanpaolo SpA 2.375% 1/13/17	3,428,000	3,438,880
JPMorgan Chase & Co.:
1.35% 2/15/17	6,568,000	6,569,885
2% 8/15/17	1,642,000	1,649,497
KeyBank NA 1.7% 6/1/18	1,183,000	1,179,504
La Caisse Centrale 1.75% 1/29/18 (a)	1,232,000	1,223,095
Lloyds Bank PLC 1.75% 3/16/18	1,232,000	1,226,231
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,700,000	1,714,982
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	1,232,000	1,224,912
Mizuho Bank Ltd.:
1.0531% 9/25/17 (a)(b)	1,642,000	1,635,342
1.55% 10/17/17 (a)	2,693,000	2,676,635
MUFG Americas Holdings Corp. 1.625% 2/9/18	238,000	236,270
MUFG Union Bank NA 1.5% 9/26/16	753,000	754,559
Nordea Bank AB 1.875% 9/17/18 (a)	1,200,000	1,199,116
PNC Bank NA:
1.5% 2/23/18	1,100,000	1,097,016
1.8% 11/5/18	1,500,000	1,499,933
Regions Financial Corp.:
2% 5/15/18	1,654,000	1,639,334
3.2% 2/8/21	1,000,000	995,154
Royal Bank of Canada:
1.2% 1/23/17	1,036,000	1,036,943
1.5% 1/16/18	1,815,000	1,812,448
2.2% 7/27/18	821,000	830,067
Royal Bank of Scotland Group PLC 1.5431% 3/31/17 (b)	1,807,000	1,801,248
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,053,000	2,051,542
1.75% 1/16/18	1,642,000	1,635,834
1.8% 7/18/17	1,618,000	1,620,173
2.05% 1/18/19	2,000,000	1,999,010
SunTrust Banks, Inc. 3.5% 1/20/17	1,190,000	1,210,068
Wells Fargo Bank NA 0.8282% 5/16/16 (b)	3,695,000	3,695,695
Westpac Banking Corp.:
1.2% 5/19/17	2,217,000	2,212,056
1.5% 12/1/17	1,642,000	1,642,355
2% 8/14/17	1,848,000	1,862,267
		108,791,556
Capital Markets - 2.8%
Deutsche Bank AG London Branch 1.4% 2/13/17	4,105,000	4,078,441
Goldman Sachs Group, Inc.:
1.2882% 5/22/17 (b)	1,000,000	997,994
1.748% 9/15/17	2,874,000	2,871,853
2.375% 1/22/18	1,807,000	1,817,956
2.55% 10/23/19	830,000	831,504
2.625% 1/31/19	1,232,000	1,241,368
JPMorgan Chase & Co. 1.7% 3/1/18	821,000	818,203
Lazard Group LLC 6.85% 6/15/17	28,000	29,439
Morgan Stanley:
1.875% 1/5/18	821,000	818,955
2.375% 7/23/19	700,000	698,474
2.45% 2/1/19	2,000,000	2,008,188
2.5% 1/24/19	2,000,000	2,010,344
5.45% 1/9/17	2,792,000	2,883,795
UBS AG Stamford Branch:
1.375% 6/1/17	590,000	588,512
1.375% 8/14/17	1,618,000	1,611,955
1.8% 3/26/18	1,174,000	1,174,639
		24,481,620
Consumer Finance - 2.1%
American Express Credit Corp.:
1.125% 6/5/17	2,053,000	2,044,455
2.8% 9/19/16	797,000	805,013
Discover Financial Services 6.45% 6/12/17	2,587,000	2,712,987
Ford Motor Credit Co. LLC:
1.461% 3/27/17	1,000,000	993,250
1.684% 9/8/17	1,642,000	1,617,938
2.145% 1/9/18	1,642,000	1,633,506
2.24% 6/15/18	895,000	882,060
3% 6/12/17	2,422,000	2,442,308
Hyundai Capital America:
1.45% 2/6/17 (a)	1,151,000	1,147,167
2% 3/19/18 (a)	821,000	817,327
2.125% 10/2/17 (a)	1,196,000	1,196,968
2.875% 8/9/18 (a)	583,000	587,381
John Deere Capital Corp. 1.6% 7/13/18	279,000	279,312
Synchrony Financial:
1.875% 8/15/17	193,000	190,894
2.6% 1/15/19	1,000,000	991,730
		18,342,296
Diversified Financial Services - 1.3%
AIG Global Funding 1.65% 12/15/17 (a)	1,232,000	1,229,001
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,092,000	1,100,222
Berkshire Hathaway, Inc. 1.55% 2/9/18	912,000	918,536
GE Capital International Funding Co. 0.964% 4/15/16 (a)	6,281,000	6,282,124
McGraw Hill Financial, Inc. 2.5% 8/15/18	489,000	491,472
Moody's Corp. 2.75% 7/15/19	1,500,000	1,528,803
		11,550,158
Insurance - 2.2%
ACE INA Holdings, Inc. 2.3% 11/3/20	543,000	546,206
AFLAC, Inc. 2.4% 3/16/20	1,000,000	1,010,216
American International Group, Inc.:
2.3% 7/16/19	1,983,000	1,966,894
5.85% 1/16/18	979,000	1,043,898
Aon Corp.:
3.125% 5/27/16	1,027,000	1,031,827
5% 9/30/20	703,000	775,583
Assurant, Inc. 2.5% 3/15/18	920,000	920,426
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	963,000	985,027
MetLife, Inc.:
1.756% 12/15/17 (b)	382,000	382,152
1.903% 12/15/17 (b)	166,000	166,070
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	3,284,000	3,284,433
1.5% 1/10/18 (a)	2,101,000	2,086,249
New York Life Global Funding 1.55% 11/2/18 (a)	1,610,000	1,603,811
Pricoa Global Funding I:
1.15% 11/25/16 (a)	904,000	903,652
1.9% 9/21/18 (a)	750,000	748,172
Principal Life Global Funding II 2.25% 10/15/18 (a)	1,500,000	1,516,524
Prudential Financial, Inc. 2.3% 8/15/18	300,000	300,802
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	238,000	239,199
		19,511,141
Real Estate Investment Trusts - 0.3%
Boston Properties, Inc. 3.7% 11/15/18	825,000	854,814
DDR Corp. 9.625% 3/15/16	271,000	271,755
ERP Operating LP 2.375% 7/1/19	528,000	530,518
Health Care REIT, Inc.:
2.25% 3/15/18	280,000	279,264
4.7% 9/15/17	500,000	520,727
Select Income REIT 2.85% 2/1/18	395,000	393,721
		2,850,799
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	633,000	627,113
Ventas Realty LP:
1.25% 4/17/17	405,000	401,702
1.55% 9/26/16	236,000	236,109
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	572,000	569,073
Washington Prime Group LP 3.85% 4/1/20	1,191,000	1,227,173
		3,061,170

TOTAL FINANCIALS		188,588,740

HEALTH CARE - 2.8%
Biotechnology - 0.8%
AbbVie, Inc.:
1.75% 11/6/17	1,532,000	1,531,131
1.8% 5/14/18	2,061,000	2,055,194
2.5% 5/14/20	1,100,000	1,099,267
Amgen, Inc. 1.25% 5/22/17	1,634,000	1,630,536
Celgene Corp. 2.125% 8/15/18	718,000	721,242
		7,037,370
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	1,129,000	1,130,426
Medtronic, Inc. 1.5% 3/15/18	1,358,000	1,361,229
Zimmer Biomet Holdings, Inc. 2% 4/1/18	1,563,000	1,556,181
		4,047,836
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	229,000	229,075
Express Scripts Holding Co. 1.25% 6/2/17	2,045,000	2,034,405
UnitedHealth Group, Inc. 1.9% 7/16/18	1,400,000	1,413,079
WellPoint, Inc. 1.875% 1/15/18	532,000	530,894
		4,207,453
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	253,000	252,103
2.15% 12/14/18	398,000	398,178
		650,281
Pharmaceuticals - 0.9%
Actavis Funding SCS:
1.582% 3/12/18 (b)	2,053,000	2,058,933
2.35% 3/12/18	1,642,000	1,651,919
3% 3/12/20	687,000	698,825
Bayer U.S. Finance LLC:
1.5% 10/6/17 (a)	1,710,000	1,713,107
2.375% 10/8/19 (a)	1,100,000	1,115,710
Mylan, Inc. 1.35% 11/29/16	299,000	296,936
Perrigo Co. PLC 1.3% 11/8/16	302,000	300,249
Zoetis, Inc.:
1.875% 2/1/18	143,000	141,460
3.45% 11/13/20	223,000	227,164
		8,204,303

TOTAL HEALTH CARE		24,147,243

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	813,000	802,103
Lockheed Martin Corp. 1.85% 11/23/18	2,830,000	2,848,186
		3,650,289
Industrial Conglomerates - 0.3%
Danaher Corp. 1.65% 9/15/18	1,842,000	1,852,886
Roper Technologies, Inc. 2.05% 10/1/18	750,000	746,286
		2,599,172
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	405,000	395,381

TOTAL INDUSTRIALS		6,644,842

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.65% 6/15/18	1,200,000	1,208,519
Electronic Equipment & Components - 0.5%
Amphenol Corp. 1.55% 9/15/17	1,394,000	1,390,236
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,821
6.55% 10/1/17	2,775,000	2,979,487
		4,555,544
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	915,000	930,840
3.65% 8/22/18	522,000	532,946
		1,463,786
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (a)	2,000,000	2,000,658

TOTAL INFORMATION TECHNOLOGY		9,228,507

MATERIALS - 0.7%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,970,000	1,935,789
Ecolab, Inc.:
1.45% 12/8/17	488,000	485,559
1.55% 1/12/18	1,642,000	1,634,971
		4,056,319
Metals & Mining - 0.2%
Anglo American Capital PLC 1.572% 4/15/16 (a)(b)	966,000	952,028
Freeport-McMoRan, Inc. 2.3% 11/14/17	549,000	502,335
Rio Tinto Finance (U.S.A.) PLC 1.3658% 6/17/16 (b)	821,000	818,698
		2,273,061

TOTAL MATERIALS		6,329,380

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
1.4% 12/1/17	904,000	899,628
2.45% 6/30/20	823,000	819,758
2.95% 5/15/16	986,000	989,758
BellSouth Corp. 4.821% 4/26/16 (a)(b)	1,500,000	1,508,922
British Telecommunications PLC:
1.25% 2/14/17	2,298,000	2,295,082
1.625% 6/28/16	1,515,000	1,517,459
2.35% 2/14/19	1,774,000	1,790,793
CenturyLink, Inc. 5.15% 6/15/17	904,000	926,600
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (a)	993,000	995,056
5.75% 3/23/16	1,642,000	1,646,566
Verizon Communications, Inc.:
1.35% 6/9/17	1,279,000	1,278,336
2% 11/1/16	2,239,000	2,251,482
2.5% 9/15/16	3,081,000	3,104,785
		20,024,225
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.502% 9/12/16 (b)	986,000	986,106
2.375% 9/8/16	1,258,000	1,263,462
Vodafone Group PLC:
1.5% 2/19/18	821,000	813,202
1.625% 3/20/17	1,184,000	1,188,787
		4,251,557

TOTAL TELECOMMUNICATION SERVICES		24,275,782

UTILITIES - 2.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc. 1.65% 12/15/17	1,260,000	1,251,339
Duke Energy Corp.:
0.9922% 4/3/17 (b)	2,469,000	2,450,944
1.625% 8/15/17	495,000	494,581
2.1% 6/15/18	1,000,000	1,002,077
Eversource Energy 1.45% 5/1/18	239,000	236,148
Exelon Corp.:
1.55% 6/9/17	155,000	154,249
2.85% 6/15/20	228,000	229,935
FirstEnergy Corp. 2.75% 3/15/18	2,632,000	2,658,817
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	1,500,000	1,497,512
Pacific Gas & Electric Co. 5.625% 11/30/17	1,457,000	1,554,339
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,014,802
TECO Finance, Inc. 1.2169% 4/10/18 (b)	2,200,000	2,168,863
Xcel Energy, Inc. 0.75% 5/9/16	1,807,000	1,805,901
		16,519,507
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.5% 6/1/18	1,173,000	1,154,680
1.85% 12/1/17	321,000	321,060
		1,475,740
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	2,150,000	2,143,759
Dominion Resources, Inc.:
1.4% 9/15/17	697,000	692,487
1.9% 6/15/18	1,261,000	1,254,425
1.95% 8/15/16	697,000	698,757
2.5% 12/1/19	1,029,000	1,036,817
2.9031% 9/30/66 (b)	1,097,000	737,240
Wisconsin Energy Corp. 1.65% 6/15/18	456,000	455,163
		7,018,648

TOTAL UTILITIES		25,013,895

TOTAL NONCONVERTIBLE BONDS
(Cost $370,359,482)		368,798,933

U.S. Government and Government Agency Obligations - 28.3%
U.S. Government Agency Obligations - 2.0%
Fannie Mae:
1% 2/26/19	$10,421,000	$10,408,161
1.125% 7/20/18	2,073,000	2,081,758
1.125% 12/14/18	158,000	158,522
1.875% 9/18/18	114,000	116,614
Freddie Mac:
0.5% 1/27/17	2,668,000	2,661,591
1% 12/15/17	2,209,000	2,213,389

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,640,035

U.S. Treasury Obligations - 26.3%
U.S. Treasury Notes:
0.5% 7/31/17	22,000,000	21,916,642
0.75% 2/15/19 (c)	96,783,000	96,333,149
0.875% 10/15/17	32,187,500	32,228,990
1% 5/15/18	39,155,000	39,297,250
1.125% 1/15/19	15,658,000	15,756,473
1.375% 2/28/19	13,945,600	14,128,092
1.375% 3/31/20	10,000,000	10,088,670

TOTAL U.S. TREASURY OBLIGATIONS		229,749,266

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $247,152,584)		247,389,301

U.S. Government Agency - Mortgage Securities - 2.6%
Fannie Mae - 1.7%
2.388% 2/1/35 (b)	251,024	263,177
2.406% 11/1/34 (b)	133,884	140,050
2.409% 10/1/35 (b)	285,697	299,254
2.45% 11/1/36 (b)	312,284	328,530
2.457% 2/1/44 (b)	120,688	124,293
2.467% 5/1/35 (b)	222,781	234,933
2.468% 1/1/40 (b)	252,080	265,227
2.471% 3/1/40 (b)	186,471	197,069
2.489% 12/1/33 (b)	127,645	134,680
2.501% 4/1/44 (b)	202,633	208,545
2.51% 7/1/35 (b)	807,306	852,556
2.523% 10/1/41 (b)	345,174	365,124
2.524% 2/1/44 (b)	119,090	122,605
2.543% 1/1/44 (b)	197,316	203,440
2.557% 3/1/40 (b)	134,778	142,166
2.557% 6/1/42 (b)	93,416	96,229
2.592% 5/1/44 (b)	230,153	236,817
2.595% 4/1/35 (b)	78,055	82,182
2.628% 5/1/44 (b)	319,327	329,243
2.674% 12/1/34 (b)	118,918	125,879
2.68% 9/1/41 (b)	488,541	517,224
2.685% 12/1/39 (b)	67,329	71,194
2.686% 4/1/44 (b)	492,261	507,671
2.689% 2/1/42 (b)	569,582	592,185
2.761% 1/1/42 (b)	492,164	512,197
2.791% 8/1/41 (b)	398,075	421,670
2.951% 11/1/40 (b)	62,162	64,535
2.965% 8/1/41 (b)	83,465	87,313
2.98% 9/1/41 (b)	75,129	78,564
2.991% 10/1/41 (b)	39,817	41,585
3.249% 7/1/41 (b)	99,639	104,101
3.347% 10/1/41 (b)	57,817	60,705
3.5% 1/1/26 to 9/1/29	3,803,095	4,049,774
3.553% 7/1/41 (b)	125,862	132,354
4.5% 6/1/19 to 7/1/20	146,719	152,083
5.5% 11/1/17 to 11/1/34	2,417,521	2,690,371
6.5% 6/1/16	224	225
7% 4/1/17 to 11/1/18	2,851	2,912

TOTAL FANNIE MAE		14,838,662

Freddie Mac - 0.9%
2.362% 10/1/42 (b)	523,160	552,432
2.413% 4/1/40 (b)	144,642	152,484
2.463% 11/1/35 (b)	169,307	177,223
2.53% 4/1/40 (b)	133,147	140,560
2.576% 8/1/36 (b)	88,522	93,241
2.977% 8/1/41 (b)	237,825	252,061
3% 8/1/21	628,150	655,937
3.122% 9/1/41 (b)	150,070	157,785
3.208% 9/1/41 (b)	72,265	75,519
3.216% 4/1/41 (b)	72,786	76,084
3.297% 6/1/41 (b)	80,099	83,711
3.451% 5/1/41 (b)	60,441	62,888
3.5% 8/1/26	1,912,987	2,032,549
3.626% 6/1/41 (b)	113,282	118,754
3.706% 5/1/41 (b)	93,100	97,736
4% 6/1/24 to 4/1/26	2,216,479	2,365,389
4.5% 8/1/18 to 11/1/18	424,978	438,630
8.5% 5/1/26 to 7/1/28	29,070	34,782

TOTAL FREDDIE MAC		7,567,765

Ginnie Mae - 0.0%
5.5% 6/15/35	235,294	265,507
7% 1/15/25 to 6/15/32	142,602	170,027

TOTAL GINNIE MAE		435,534

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $22,452,375)		22,841,961

Asset-Backed Securities - 14.3%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$203,153	$196,041
Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	69,143	61,763
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	643,504	643,261
Series 2015-1 Class A3, 1.39% 9/16/19	1,110,000	1,111,823
Series 2015-SN1 Class A3, 1.21% 12/20/17	457,000	456,857
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	544,000	545,149
Series 2012-5 Class A, 1.54% 9/15/19	2,291,000	2,291,580
Series 2014-3 Class A, 1.33% 3/15/19	3,918,000	3,916,309
Series 2014-4 Class A2, 1.43% 6/17/19	1,971,000	1,970,064
Series 2014-5 Class A2, 1.6% 10/15/19	2,053,000	2,054,329
Series 2015-3 Class A, 1.63% 5/15/20	1,570,000	1,569,835
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	1,610,000	1,614,136
Series 2014-3 Class A, 1.49% 4/15/20	2,462,886	2,475,895
Series 2014-4 Class A, 1.43% 6/15/20	2,422,000	2,432,247
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	648,057	647,324
Series 2014-1 Class A3, 0.9% 2/8/19	597,130	595,948
Series 2014-2 Class A3, 0.94% 2/8/19	1,626,000	1,623,011
Series 2014-4 Class A3, 1.27% 7/8/19	414,000	413,108
Series 2015-2 Class A3, 1.27% 1/8/20	1,500,000	1,491,440
Series 2016-1 Class A3, 2.14% 10/8/20	856,000	858,896
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	11,399	8,320
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	67,779	60,158
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (b)	145,128	51,441
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	1,985,000	1,989,706
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	698,354	697,964
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,232,000	1,232,467
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	285,174	285,174
Series 2014-3 Class A2, 1.18% 12/20/17	1,204,000	1,203,451
Series 2015-1 Class A2, 1.42% 6/20/18	1,209,000	1,210,036
Series 2015-2 Class A2, 1.39% 9/20/18	822,000	822,637
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	1,979,000	1,987,938
Series 2015-A1 Class A, 1.39% 1/15/21	1,940,000	1,947,289
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500,000	1,509,753
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	1,242,000	1,241,187
Series 2015-3 Class A3, 1.63% 5/15/20	761,000	764,801
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (b)	228,766	155,643
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	164,614	164,428
Chase Issuance Trust:
Series 2014-A1 Class A, 1.15% 1/15/19	1,232,000	1,234,414
Series 2014-A7 Class A, 1.38% 11/15/19	2,064,000	2,072,718
Series 2015-A2, Class A, 1.59% 2/18/20	1,416,000	1,425,694
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	2,500,000	2,494,204
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	818,252	818,323
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,239,653	1,235,551
Citibank Credit Card Issuance Trust:
Series 2014-A2 Class A2, 1.02% 2/22/19	1,774,000	1,773,835
Series 2014-A4 Class A4, 1.23% 4/24/19	1,642,000	1,645,227
Series 2014-A8 Class A8, 1.73% 4/9/20	1,585,000	1,599,683
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (b)	7,098	6,488
Series 2004-2 Class 3A4, 0.9358% 7/25/34 (b)	51,255	41,443
Series 2004-3 Class M4, 1.8908% 4/25/34 (b)	7,947	6,960
Series 2004-4 Class M2, 1.2308% 6/25/34 (b)	10,245	9,264
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (a)	603,917	603,630
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	800,000	796,870
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	1,000,000	998,147
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	1,485,000	1,494,018
Series 2013-A5 Class A5, 1.04% 4/15/19	359,000	359,383
Series 2014-A5 Class A, 1.39% 4/15/20	1,651,000	1,657,314
Series 2015-A2 Class A, 1.9% 10/17/22	2,000,000	2,008,554
Series 2016-A1 Class A1, 2.1% 7/15/21	1,630,000	1,638,228
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	713,439	711,074
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	1,669,805	1,660,982
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	1,515,401	1,505,294
Fannie Mae Series 2004-T5:
Class AB1, 0.6969% 5/28/35 (b)	130,399	120,283
Class AB3, 1.1189% 5/28/35 (b)	55,367	48,076
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (b)	36,914	34,862
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	2,000,000	1,995,196
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	1,500,000	1,498,631
Ford Credit Auto Owner Trust Series 2015-C Class A3, 1.41% 2/15/20	1,169,000	1,173,236
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	4,516,000	4,524,317
Series 2014-1 Class A1, 1.2% 2/15/19	2,677,000	2,671,639
Series 2014-4 Class A1, 1.4% 8/15/19	3,614,000	3,616,439
Series 2015-4 Class A1, 1.77% 8/15/20	1,580,000	1,581,588
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.8515% 11/25/34 (b)	85,621	9,082
Class M5, 1.9265% 11/25/34 (b)	24,561	442
Series 2005-A:
Class M3, 1.1615% 1/25/35 (b)	120,398	104,393
Class M4, 1.4465% 1/25/35 (b)	44,055	23,658
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	127,452	112,838
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (a)	958,542	958,295
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,600,000	1,600,061
Series 2015-1 Class A3, 1.53% 9/20/18	1,367,000	1,375,704
Series 2015-2 Class A3, 1.68% 12/20/18	1,164,000	1,167,452
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	1,900,000	1,895,666
Home Equity Asset Trust:
Series 2003-5 Class A2, 1.1358% 12/25/33 (b)	36,254	33,534
Series 2004-1 Class M2, 2.1358% 6/25/34 (b)	43,293	37,672
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (b)	128,988	82,715
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	1,642,000	1,641,120
Series 2015-A Class A3, 1.42% 9/17/18 (a)	1,232,000	1,234,126
Series 2015-B Class A3, 1.4% 11/15/18 (a)	1,479,000	1,479,519
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	1,159,000	1,163,133
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.7805% 5/15/18 (a)(b)	1,380,000	1,379,177
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (b)	5,184	5,182
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9331% 12/27/29 (b)	8,619	8,574
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (b)	39,729	1,250
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	800,000	800,560
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	1,631,000	1,631,363
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	10,603	10,542
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (b)	79,011	75,668
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (b)	113,943	99,032
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (b)	39,499	36,416
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (b)	31,108	27,722
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (b)	21,258	476
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	1,000,000	999,999
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	696,905	696,681
Nissan Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.37% 5/15/20	1,147,000	1,150,512
Series 2016-A Class A3, 1.34% 10/15/20	923,000	923,202
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	1,642,000	1,643,030
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0732% 10/30/45 (b)	374,960	353,400
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (b)	654,824	596,334
Class M4, 2.6015% 9/25/34 (b)	892,159	601,916
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (b)	153,762	135,046
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (b)	648	554
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	754,000	754,363
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (b)	91,646	84,361
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 1.092% 6/15/33 (b)	169,822	160,339
Class C, 1.462% 6/15/33 (b)	429,920	419,108
Series 2004-B:
Class A2, 0.712% 6/15/21 (b)	275,845	273,857
Class C, 1.382% 9/15/33 (b)	526,826	495,733
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (b)	5,211	4,394
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	1,580,000	1,584,028
Series 2015-3 class A, 1.74% 9/15/21	1,000,000	999,940
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (b)	71,344	60,096
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	798,916	797,220
Series 2015-A Class A3, 1.25% 12/20/17	510,000	506,645
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	1,044,785	1,039,331
Series 2014-1 Class A3, 0.91% 10/22/18	1,032,632	1,027,289
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	1,020,000	1,008,550
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	1,289,000	1,291,704
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,509,000	1,507,645
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	1,180,000	1,182,244
TOTAL ASSET-BACKED SECURITIES
(Cost $124,829,779)		124,655,867

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.2%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6868% 4/26/36 (a)(b)	285,466	279,063
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(b)	487,807	500,392
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (b)	42,964	39,407
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (b)	59,471	52,631
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	710,224	709,869
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7735% 6/10/35 (a)(b)	21,002	18,687
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	2,825	2,754

TOTAL PRIVATE SPONSOR		1,602,803

U.S. Government Agency - 0.6%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	507,546	536,987
planned amortization class Series 2012-94 Class E, 3% 6/25/22	307,558	314,929
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	128,719	146,533
Series 2009-31 Class A, 4% 2/25/24	55,952	57,091
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	417,536	437,272
Series 3949 Class MK, 4.5% 10/15/34	316,739	343,341
Series 4221-CLS Class GA, 1.4% 7/15/23	1,417,281	1,406,561
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	1,920,609	1,960,989

TOTAL U.S. GOVERNMENT AGENCY		5,203,703

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,807,200)		6,806,506

Commercial Mortgage Securities - 7.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (b)(e)	145,163	1,049
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	461,879	462,751
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	1,421,335	1,431,173
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.5755% 5/15/32 (a)(b)	1,028,000	1,011,966
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (a)(b)	3,636	3,230
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (a)(b)	383,000	327,037
Class B1, 1.8358% 1/25/36 (a)(b)	15,376	10,591
Class M1, 0.8858% 1/25/36 (a)(b)	120,460	95,606
Class M2, 0.9058% 1/25/36 (a)(b)	55,680	42,875
Class M3, 0.9358% 1/25/36 (a)(b)	59,841	44,206
Class M4, 1.0458% 1/25/36 (a)(b)	30,621	22,124
Class M5, 1.0858% 1/25/36 (a)(b)	30,621	22,182
Class M6, 1.1358% 1/25/36 (a)(b)	31,074	22,584
Series 2006-3A Class M4, 0.8658% 10/25/36 (a)(b)	3,813	420
Series 2007-1 Class A2, 0.7058% 3/25/37 (a)(b)	183,654	155,330
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (a)(b)	41,423	34,766
Class A2, 0.7558% 7/25/37 (a)(b)	38,797	30,714
Class M1, 0.8058% 7/25/37 (a)(b)	13,828	10,471
Class M2, 0.8458% 7/25/37 (a)(b)	7,759	5,423
Class M3, 0.9258% 7/25/37 (a)(b)	5,982	3,771
Series 2007-3:
Class A2, 0.7258% 7/25/37 (a)(b)	57,471	45,739
Class M1, 0.7458% 7/25/37 (a)(b)	43,419	32,519
Class M2, 0.7758% 7/25/37 (a)(b)	45,649	32,555
Class M3, 0.8058% 7/25/37 (a)(b)	73,891	36,257
Class M4, 0.9358% 7/25/37 (a)(b)	116,847	56,234
Class M5, 1.0358% 7/25/37 (a)(b)	54,108	11,371
Series 2007-4A:
Class A2, 0.9716% 9/25/37 (a)(b)	501,154	386,004
Class M1, 1.3716% 9/25/37 (a)(b)	62,642	15,437
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)	3,727,152	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,252,094	1,264,044
Series 2006-PW14 Class A1A, 5.189% 12/11/38	512,932	521,494
Series 2006-T22 Class A1A, 5.8216% 4/12/38 (b)	17,324	17,307
Series 2006-PW12 Class A1A, 5.9065% 9/11/38 (b)	591,267	591,667
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.656% 5/15/29 (a)(b)	1,022,000	997,759
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (a)(b)	23,015	22,130
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	763,344	801,068
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(b)	2,850,599	2,841,237
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	463,381	468,005
Series 2006-C4 Class A1A, 6.0329% 3/15/49 (b)	150,077	150,133
Series 2013-GC11 Class A1, 0.754% 4/10/46	306,726	304,192
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	828,276	849,799
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(b)	2,052,405	2,001,703
Series 2013-CR9 Class A1, 1.344% 7/10/45	164,721	164,184
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530,000	1,567,283
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (a)(b)	16,009	15,897
sequential payer:
Series 2006-C7 Class A1A, 5.9515% 6/10/46 (b)	852,258	854,424
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,217,480	1,234,874
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (a)(b)	180,000	173,764
Class C, 2.677% 3/15/17 (a)(b)	176,000	168,315
Class D, 3.627% 3/15/17 (a)(b)	543,000	515,042
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	122,344	122,453
Series K707 Class A1, 1.615% 9/25/18	821,136	825,948
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(b)	2,742,558	2,716,322
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,727,752	1,754,955
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	2,327,122	2,389,163
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0483% 7/10/38 (b)	288,186	288,895
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	290,000	290,660
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(b)	445,622	438,827
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	777,588	786,199
Class A4, 5.56% 11/10/39	1,937,084	1,952,704
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	330,194	327,023
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4295% 11/5/30 (a)(b)	814,229	812,979
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	270,000	269,155
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6755% 11/15/29 (a)(b)	737,000	732,972
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(b)	1,232,000	1,216,839
Series 2014-FL5 Class A, 1.4055% 7/15/31 (a)(b)	867,332	856,428
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,461,079	1,470,919
Series 2006-LDP8 Class A4, 5.399% 5/15/45	884,468	887,218
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,597,130	3,669,928
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (b)	1,941,673	1,996,245
Series 2007-LDPX Class A3, 5.42% 1/15/49	365,338	372,505
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	801,000	835,978
Series 2006-LDP7 Class A1A, 6.1056% 4/17/45 (b)	1,410,628	1,416,649
Series 2013-C13 Class A1, 1.3029% 1/15/46	909,042	905,976
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	345,687	348,893
Series 2007-C1 Class A4, 5.424% 2/15/40	1,596,157	1,626,695
Series 2007-C7 Class A3, 5.866% 9/15/45	684,748	721,341
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.227% 9/15/28 (a)(b)	1,440,448	1,430,566
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	1,240,490	1,249,162
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	907,829	924,762
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (a)(b)	45,397	44,853
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (a)(b)	35,345	35,347
Class E, 0.6755% 10/15/20 (a)(b)	105,926	105,932
Class F, 0.7255% 10/15/20 (a)(b)	63,569	63,572
Class G, 0.7655% 10/15/20 (a)(b)	78,581	78,585
Class H, 0.8555% 10/15/20 (a)(b)	49,464	49,514
Class J, 1.0055% 10/15/20 (a)(b)	28,557	27,649
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	452,123	462,190
Series 2007-IQ14 Class A2, 5.61% 4/15/49	267,245	267,441
Series 2012-C4 Class A1, 1.085% 3/15/45	138,557	138,383
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (b)	291,973	291,790
Series 2007-T27 Class A1A, 5.8206% 6/11/42 (b)	1,343,632	1,399,396
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(b)	965,000	960,681
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	280,239	277,795
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,988,726	2,025,271
Class A4, 5.308% 11/15/48	375,084	379,080
Series 2007-C31 Class A4, 5.509% 4/15/47	250,394	255,196
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	996,919	998,409
Series 2006-C27 Class A3, 5.765% 7/15/45 (b)	567,559	566,903
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	192,399	190,942
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $64,999,114)		62,135,994

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $1,607,044)	1,500,000	1,621,365

Supranational Obligations - 0.1%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $688,133)	$689,000	$688,095

Bank Notes - 2.7%
Bank of America NA:
1.25% 2/14/17	$2,529,000	$2,526,939
1.75% 6/5/18	1,500,000	1,490,535
5.3% 3/15/17	250,000	258,473
Branch Banking & Trust Co. 1.45% 10/3/16	2,463,000	2,470,121
Capital One Bank NA:
1.15% 11/21/16	779,000	777,925
1.2% 2/13/17	1,625,000	1,619,564
1.3% 6/5/17	1,232,000	1,225,767
Capital One NA:
1.5% 9/5/17	1,000,000	992,123
1.65% 2/5/18	1,232,000	1,216,224
Discover Bank 3.1% 6/4/20	750,000	745,930
KeyBank NA:
1.65% 2/1/18	735,000	732,733
2.5% 12/15/19	777,000	785,674
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	1,642,000	1,635,994
2.3% 1/30/19	1,080,000	1,086,348
Marshall & Ilsley Bank 5% 1/17/17	558,000	572,674
PNC Bank NA 1.15% 11/1/16	1,281,000	1,280,914
Regions Bank 7.5% 5/15/18	250,000	275,560
Regions Financial Corp. 2.25% 9/14/18	2,070,000	2,061,080
U.S. Bank NA 1.1% 1/30/17	1,782,000	1,783,614
TOTAL BANK NOTES
(Cost $23,576,863)		23,538,192
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.40% (f)
(Cost $20,592,376)	20,592,376	20,592,376
	Maturity Amount	Value

Cash Equivalents - 8.9%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) # (g)	74,043,823	74,043,000
With Mizuho Securities U.S.A., Inc. at 1.88%, dated 2/19/16 due 8/17/16 (Collateralized by Corporate Obligations valued at $4,322,482, .70% - .78%, 2/25/36 - 4/25/36)	4,037,600	4,000,000
TOTAL CASH EQUIVALENTS
(Cost $78,043,000)		78,043,000
TOTAL INVESTMENT PORTFOLIO - 109.7%
(Cost $961,107,950)		957,111,590
NET OTHER ASSETS (LIABILITIES) - (9.7)%		(84,344,276)
NET ASSETS - 100%		$872,767,314

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 16,329	$(1,265)	$0	$(1,265)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,624,286 or 14.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,928

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$368,798,933	$--	$368,798,933	$--
U.S. Government and Government Agency Obligations	247,389,301	--	247,389,301	--
U.S. Government Agency - Mortgage Securities	22,841,961	--	22,841,961	--
Asset-Backed Securities	124,655,867	--	124,366,542	289,325
Collateralized Mortgage Obligations	6,806,506	--	6,806,506	--
Commercial Mortgage Securities	62,135,994	--	62,135,574	420
Municipal Securities	1,621,365	--	1,621,365	--
Supranational Obligations	688,095	--	688,095	--
Bank Notes	23,538,192	--	23,538,192	--
Money Market Funds	20,592,376	20,592,376	--	--
Cash Equivalents	78,043,000	--	78,043,000	--
Total Investments in Securities:	$957,111,590	$20,592,376	$936,229,469	$289,745
Derivative Instruments:
Liabilities
Swaps	$(1,265)	$--	$(1,265)	$--
Total Liabilities	$(1,265)	$--	$(1,265)	$--
Total Derivative Instruments:	$(1,265)	$--	$(1,265)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(1,265)
Total Credit Risk	0	(1,265)
Total Value of Derivatives	$0	$(1,265)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$74,043,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$74,043,000
$74,043,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.7%
United Kingdom	3.1%
Japan	2.1%
Canada	2.1%
Netherlands	1.5%
Luxembourg	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $72,660,696 and repurchase agreements of $78,043,000) — See accompanying schedule: Unaffiliated issuers (cost $940,515,574)	$936,519,214
Fidelity Central Funds (cost $20,592,376)	20,592,376
Total Investments (cost $961,107,950)		$957,111,590
Cash		900
Receivable for investments sold		60,886
Receivable for fund shares sold		2,067,053
Interest receivable		2,838,304
Distributions receivable from Fidelity Central Funds		13,421
Prepaid expenses		1,200
Other receivables		11
Total assets		962,093,365
Liabilities
Payable for investments purchased	$7,723,656
Payable for fund shares redeemed	6,932,428
Distributions payable	27,737
Bi-lateral OTC swaps, at value	1,265
Accrued management fee	220,325
Distribution and service plan fees payable	110,508
Other affiliated payables	136,913
Other payables and accrued expenses	129,319
Collateral on securities loaned, at value	74,043,900
Total liabilities		89,326,051
Net Assets		$872,767,314
Net Assets consist of:
Paid in capital		$910,983,328
Undistributed net investment income		770,256
Accumulated undistributed net realized gain (loss) on investments		(34,988,645)
Net unrealized appreciation (depreciation) on investments		(3,997,625)
Net Assets		$872,767,314
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($197,983,338 ÷ 21,248,908 shares)		$9.32
Maximum offering price per share (100/98.50 of $9.32)		$9.46
Class T:
Net Asset Value and redemption price per share ($93,634,545 ÷ 10,040,761 shares)		$9.33
Maximum offering price per share (100/98.50 of $9.33)		$9.47
Class B:
Net Asset Value and offering price per share ($1,379,465 ÷ 148,444 shares)(a)		$9.29
Class C:
Net Asset Value and offering price per share ($87,809,597 ÷ 9,471,921 shares)(a)		$9.27
Class I:
Net Asset Value, offering price and redemption price per share ($491,960,369 ÷ 52,755,221 shares)		$9.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$7,656,175
Income from Fidelity Central Funds		36,928
Total income		7,693,103
Expenses
Management fee	$1,265,919
Transfer agent fees	654,321
Distribution and service plan fees	620,499
Accounting and security lending fees	151,488
Custodian fees and expenses	8,618
Independent trustees' compensation	1,726
Registration fees	54,276
Audit	91,482
Legal	1,825
Miscellaneous	38,180
Total expenses before reductions	2,888,334
Expense reductions	(1,914)	2,886,420
Net investment income (loss)		4,806,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,244,026
Swaps	505
Total net realized gain (loss)		1,244,531
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,631,438)
Swaps	1,505
Total change in net unrealized appreciation (depreciation)		(2,629,933)
Net gain (loss)		(1,385,402)
Net increase (decrease) in net assets resulting from operations		$3,421,281

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,806,683	$7,242,950
Net realized gain (loss)	1,244,531	2,488,984
Change in net unrealized appreciation (depreciation)	(2,629,933)	(5,315,199)
Net increase (decrease) in net assets resulting from operations	3,421,281	4,416,735
Distributions to shareholders from net investment income	(4,967,506)	(6,546,109)
Distributions to shareholders from net realized gain	–	(107,541)
Total distributions	(4,967,506)	(6,653,650)
Share transactions - net increase (decrease)	68,551,911	(168,945,549)
Total increase (decrease) in net assets	67,005,686	(171,182,464)
Net Assets
Beginning of period	805,761,628	976,944,092
End of period (including undistributed net investment income of $770,256 and undistributed net investment income of $931,079, respectively)	$872,767,314	$805,761,628

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Short Fixed-Income Fund Class A

	Six months ended (Unaudited)	Years ended August 31,
	February 29, 2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.33	$9.36	$9.30	$9.34	$9.29	$9.23
Income from Investment Operations
Net investment income (loss)A	.055	.073	.070	.070	.090	.134
Net realized and unrealized gain (loss)	(.009)	(.037)	.052	(.046)	.058	.062
Total from investment operations	.046	.036	.122	.024	.148	.196
Distributions from net investment income	(.056)	(.065)	(.062)	(.064)	(.098)	(.136)
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.056)	(.066)	(.062)	(.064)	(.098)	(.136)
Net asset value, end of period	$9.32	$9.33	$9.36	$9.30	$9.34	$9.29
Total ReturnB,C,D	.49%	.39%	1.32%	.25%	1.61%	2.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.70%	.70%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.71%G	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.71%G	.70%	.70%	.70%	.69%	.70%
Net investment income (loss)	1.19%G	.78%	.74%	.75%	.97%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$197,983	$177,996	$190,596	$205,581	$212,725	$250,546
Portfolio turnover rateH	130%G	75%I	61%	61%	75%	204%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Short Fixed-Income Fund Class T

	Six months ended (Unaudited)	Years ended August 31,
	February 29,2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.37	$9.31	$9.34	$9.29	$9.24
Income from Investment Operations
Net investment income (loss)A	.055	.073	.069	.069	.089	.134
Net realized and unrealized gain (loss)	(.010)	(.037)	.053	(.036)	.059	.052
Total from investment operations	.045	.036	.122	.033	.148	.186
Distributions from net investment income	(.055)	(.065)	(.062)	(.063)	(.098)	(.136)
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.055)	(.066)	(.062)	(.063)	(.098)	(.136)
Net asset value, end of period	$9.33	$9.34	$9.37	$9.31	$9.34	$9.29
Total ReturnB,C,D	.49%	.38%	1.31%	.36%	1.60%	2.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.70%	.71%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.72%G	.70%	.71%	.70%	.70%	.70%
Expenses net of all reductions	.72%G	.70%	.71%	.70%	.70%	.70%
Net investment income (loss)	1.18%G	.77%	.74%	.74%	.96%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$93,635	$95,409	$103,447	$127,404	$140,285	$163,217
Portfolio turnover rateH	130%G	75%I	61%	61%	75%	204%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Short Fixed-Income Fund Class B

	Six months ended (Unaudited)	Years ended August 31,
	February 29, 2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.32	$9.35	$9.30	$9.35	$9.30	$9.24
Income from Investment Operations
Net investment income (loss)A	.019	.003	(.007)	(.006)	.015	.059
Net realized and unrealized gain (loss)	(.022)	(.032)	.058	(.042)	.059	.062
Total from investment operations	(.003)	(.029)	.051	(.048)	.074	.121
Distributions from net investment income	(.027)	–B	(.001)	(.002)	(.024)	(.061)
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.027)	(.001)	(.001)	(.002)	(.024)	(.061)
Net asset value, end of period	$9.29	$9.32	$9.35	$9.30	$9.35	$9.30
Total ReturnC,D,E	(.03)%	(.31)%	.55%	(.51)%	.79%	1.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.48%H	1.45%	1.52%	1.51%	1.50%	1.52%
Expenses net of fee waivers, if any	1.48%H	1.45%	1.52%	1.51%	1.50%	1.52%
Expenses net of all reductions	1.48%H	1.45%	1.52%	1.51%	1.50%	1.52%
Net investment income (loss)	.42%H	.03%	(.07)%	(.06)%	.16%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$1,379	$1,591	$2,459	$5,824	$7,991	$9,337
Portfolio turnover rateI	130%H	75%J	61%	61%	75%	204%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Short Fixed-Income Fund Class C

	Six months ended (Unaudited)	Years ended August 31,
	February 29, 2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$9.34	$9.29	$9.35	$9.30	$9.24
Income from Investment Operations
Net investment income (loss)A	.015	(.006)	(.009)	(.009)	.012	.056
Net realized and unrealized gain (loss)	(.018)	(.033)	.060	(.050)	.058	.062
Total from investment operations	(.003)	(.039)	.051	(.059)	.070	.118
Distributions from net investment income	(.027)	–	(.001)	(.001)	(.020)	(.058)
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.027)	(.001)	(.001)	(.001)	(.020)	(.058)
Net asset value, end of period	$9.27	$9.30	$9.34	$9.29	$9.35	$9.30
Total ReturnB,C,D	(.04)%	(.42)%	.55%	(.63)%	.76%	1.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.57%G	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.57%G	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.57%G	1.55%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	.33%G	(.07)%	(.10)%	(.10)%	.13%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$87,810	$79,368	$98,517	$99,283	$114,564	$132,589
Portfolio turnover rateH	130%G	75%I	61%	61%	75%	204%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Short Fixed-Income Fund Class I

	Six months ended (Unaudited)	Years ended August 31,
	February 29, 2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.37	$9.31	$9.34	$9.29	$9.24
Income from Investment Operations
Net investment income (loss)A	.062	.089	.087	.087	.106	.150
Net realized and unrealized gain (loss)	(.009)	(.037)	.053	(.036)	.058	.052
Total from investment operations	.053	.052	.140	.051	.164	.202
Distributions from net investment income	(.063)	(.081)	(.080)	(.081)	(.114)	(.152)
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.063)	(.082)	(.080)	(.081)	(.114)	(.152)
Net asset value, end of period	$9.33	$9.34	$9.37	$9.31	$9.34	$9.29
Total ReturnB,C	.57%	.55%	1.51%	.54%	1.78%	2.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%F	.53%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.56%F	.53%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.56%F	.53%	.51%	.52%	.52%	.53%
Net investment income (loss)	1.34%F	.95%	.93%	.93%	1.14%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$491,960	$451,398	$581,926	$696,413	$771,929	$719,891
Portfolio turnover rateG	130%F	75%H	61%	61%	75%	204%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,856,552
Gross unrealized depreciation	(6,250,299)
Net unrealized appreciation (depreciation) on securities	$(3,393,747)
Tax cost	$960,505,337

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(19,679,244)
2018	(16,553,917)
Total capital loss carryforward	$(36,233,161)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$505	$1,505

 (a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $92,021,474 and $90,665,836, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$135,698	$–
Class T	-%	.15%	70,384	257
Class B	.65%	.25%	6,425	4,644
Class C	.75%	.25%	407,992	38,527
			$620,499	$43,428

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,328
Class T	3,490
Class B(a)	407
Class C(a)	3,832
$21,057

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$142,680.16
Class T	78,633.17
Class B	1,274.18
Class C	67,758.17
Class I	363,976.16
	$654,321

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $534 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $24,380.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $264.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,650.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$1,089,372	$1,196,541
Class T	554,506	690,330
Class B	3,806	3
Class C	230,543	–
Class I	3,089,279	4,659,235
Total	$4,967,506	$6,546,109
From net realized gain
Class A	$–	$18,431
Class T	–	10,934
Class B	–	215
Class C	–	9,861
Class I	–	68,100
Total	$–	$107,541

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	7,849,506	9,536,050	$73,181,395	$89,219,339
Reinvestment of distributions	110,687	121,681	1,030,552	1,138,630
Shares redeemed	(5,780,451)	(10,949,529)	(53,915,300)	(102,439,584)
Net increase (decrease)	2,179,742	(1,291,798)	$20,296,647	$(12,081,615)
Class T
Shares sold	1,673,125	1,879,243	$15,611,878	$17,595,238
Reinvestment of distributions	55,692	69,901	518,719	654,822
Shares redeemed	(1,900,643)	(2,777,951)	(17,734,399)	(26,009,778)
Net increase (decrease)	(171,826)	(828,807)	$(1,603,802)	$(7,759,718)
Class B
Shares sold	32,684	42,735	$303,556	$399,209
Reinvestment of distributions	396	22	3,664	205
Shares redeemed	(55,356)	(135,082)	(515,352)	(1,261,842)
Net increase (decrease)	(22,276)	(92,325)	$(208,132)	$(862,428)
Class C
Shares sold	2,682,263	2,346,637	$24,881,633	$21,884,227
Reinvestment of distributions	21,373	928	197,485	8,636
Shares redeemed	(1,767,467)	(4,360,719)	(16,407,195)	(40,704,289)
Net increase (decrease)	936,169	(2,013,154)	$8,671,923	$(18,811,426)
Class I
Shares sold	15,328,987	43,630,494	$143,083,389	$408,337,380
Reinvestment of distributions	308,396	470,860	2,873,079	4,410,891
Shares redeemed	(11,199,972)	(57,895,728)(a)	(104,561,193)	(542,178,633)(a)
Net increase (decrease)	4,437,411	(13,794,374)	$41,395,275	$(129,430,362)

 (a) Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Short Term Bond Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Short Term Bond Fund equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective on or about July 15, 2016. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.71%
Actual		$1,000.00	$1,004.90	$3.54
Hypothetical-C		$1,000.00	$1,021.33	$3.57
Class T	.72%
Actual		$1,000.00	$1,004.90	$3.59
Hypothetical-C		$1,000.00	$1,021.28	$3.62
Class B	1.48%
Actual		$1,000.00	$999.70	$7.36
Hypothetical-C		$1,000.00	$1,017.50	$7.42
Class C	1.57%
Actual		$1,000.00	$999.60	$7.81
Hypothetical-C		$1,000.00	$1,017.06	$7.87
Class I	.56%
Actual		$1,000.00	$1,005.70	$2.79
Hypothetical-C		$1,000.00	$1,022.08	$2.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Short Fixed-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Short Fixed-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class T ranked below its competitive median for 2014 and the total expense ratio of each of Class B, Class C, and Class I ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that the total expense ratio of each of Class B and Class I was above the competitive median because of high transfer agent fees due to small average account size. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SFII-SANN-0416
1.703633.118

Fidelity® Mortgage Securities Fund (A Class of Fidelity Advisor® Mortgage Securities Fund) Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	2.0	4.1
1 - 1.99%	6.5	5.4
2 - 2.99%	6.4	6.5
3 - 3.99%	45.1	37.7
4 - 4.99%	22.6	26.6
5 - 5.99%	7.5	9.2
6 - 6.99%	1.8	2.1
7% and above	1.2	1.4

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	4.5	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	3.0	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Mortgage Securities	82.8%
CMOs and Other Mortgage Related Securities	25.5%
Asset-Backed Securities	6.8%
Short-Term Investments and Net Other Assets (Liabilities)***	(15.1)%

 * Foreign investments - 0.0%

 ** Futures and Swaps - (5.3)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*,**
Mortgage Securities	83.6%
CMOs and Other Mortgage Related Securities	32.2%
Asset-Backed Securities	3.5%
Short-Term Investments and Net Other Assets (Liabilities)***	(19.3)%

 * Foreign investments - 1.0%

 ** Futures and Swaps - (8.6)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 88.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 46.0%
1.814% 9/1/36 (a)	86	88
2.07% 4/1/37 (a)	104	109
2.108% 3/1/36 (a)	129	135
2.26% 1/1/35 (a)	176	183
2.302% 6/1/36 (a)	43	45
2.31% 4/1/36 (a)	147	155
2.315% 9/1/36 (a)	71	74
2.317% 5/1/36 (a)	218	228
2.408% 7/1/35 (a)	5	6
2.426% 8/1/35 (a)	264	278
2.45% 11/1/36 (a)	39	41
2.458% 3/1/35 (a)	29	31
2.472% 7/1/35 (a)	45	47
2.5% 2/1/30	120	124
2.5% 3/1/31 (b)	100	103
2.525% 5/1/36 (a)	36	38
2.555% 6/1/36 (a)	385	407
2.557% 3/1/40 (a)	181	191
2.559% 10/1/33 (a)	40	43
2.689% 2/1/42 (a)	642	667
2.75% 10/1/36 (a)	172	182
2.761% 1/1/42 (a)	566	589
2.78% 9/1/37 (a)	29	31
3% 3/1/31 (b)	9,100	9,490
3% 11/1/42 to 3/1/44	44,324	45,672
3% 3/1/46 (b)	50,900	52,192
3% 3/1/46 (b)	1,000	1,025
3% 3/1/46 (b)	700	718
3% 3/1/46 (b)	600	615
3.007% 8/1/41 (a)	411	430
3.346% 9/1/41 (a)	129	137
3.465% 12/1/40 (a)	5,394	5,666
3.5% 4/1/29 to 8/1/45	78,604	83,098
3.5% 3/1/46 (b)	33,800	35,418
3.5% 3/1/46 (b)	20,800	21,796
3.5% 3/1/46 (b)	20,700	21,691
3.5% 3/1/46 (b)	2,000	2,096
3.5% 3/1/46 (b)	7,700	8,069
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	6,000	6,287
3.5% 3/1/46 (b)	1,000	1,048
3.5% 3/1/46 (b)	7,921	8,300
3.5% 3/1/46 (b)	6,679	6,999
4% 11/1/31 to 1/1/46	107,571	115,429
4% 3/1/46 (b)	150	160
4% 3/1/46 (b)	100	107
4% 3/1/46 (b)	4,750	5,068
4% 3/1/46 (b)	4,750	5,068
4% 3/1/46 (b)	50	53
4% 3/1/46 (b)	3,300	3,521
4% 3/1/46 (b)	3,300	3,521
4% 3/1/46 (b)	1,300	1,387
4.5% 5/1/25 to 4/1/45	41,087	44,763
5% 5/1/20 to 8/1/41	495	536
5.255% 8/1/41	893	1,011
5.5% 2/1/18 to 4/1/39	3,507	3,978
5.565% 8/1/46 (a)	44	46
6.5% 3/1/16 to 5/1/38	1,389	1,592
7% 3/1/17 to 5/1/30	913	1,062
7.5% 8/1/22 to 9/1/32	593	715
8% 12/1/29 to 3/1/37	15	18
8.5% 2/1/22 to 3/1/23	56	64
9% 10/1/30	198	246
9.5% 7/1/16 to 8/1/22	4	4
		506,035
Freddie Mac - 19.0%
1.945% 3/1/35 (a)	89	92
2.154% 8/1/37 (a)	77	81
2.175% 6/1/37 (a)	29	31
2.21% 3/1/36 (a)	230	240
2.246% 5/1/37 (a)	74	78
2.362% 10/1/42 (a)	596	630
2.372% 11/1/35 (a)	264	275
2.481% 5/1/34 (a)	6	7
2.51% 6/1/37 (a)	21	22
2.54% 6/1/37 (a)	271	286
2.562% 6/1/37 (a)	464	488
2.595% 4/1/37 (a)	9	9
2.668% 4/1/37 (a)	96	101
2.698% 6/1/33 (a)	708	747
2.795% 7/1/36 (a)	73	77
3% 10/1/42 to 1/1/46	37,238	38,198
3.03% 10/1/36 (a)	13	14
3.075% 12/1/36 (a)	398	422
3.082% 9/1/41 (a)	577	602
3.25% 10/1/35 (a)	41	43
3.427% 12/1/40 (a)	2,450	2,563
3.5% 4/1/42 to 6/1/45 (c)	66,999	70,339
4% 2/1/41 to 2/1/46	30,408	32,599
4% 3/1/46 (b)	9,300	9,910
4% 3/1/46 (b)	4,100	4,369
4.5% 7/1/25 to 8/1/44	10,818	11,773
5% 7/1/33 to 7/1/41	11,164	12,438
5.5% 10/1/17 to 10/1/39	10,414	11,714
6% 5/1/16 to 6/1/39	2,282	2,593
6.5% 7/1/16 to 9/1/39	3,771	4,317
7% 6/1/21 to 9/1/36	1,309	1,537
7.5% 5/1/16 to 7/1/34	1,637	1,945
8% 11/1/16 to 1/1/37	17	21
8.5% 8/1/16 to 9/1/20	1	1
9% 9/1/16 to 5/1/21	5	5
10% 4/1/16 to 12/1/18	0	0
		208,567
Ginnie Mae - 23.2%
3% 6/15/42 to 12/20/45	44,519	46,174
3.5% 11/20/41 to 1/20/44	48,738	51,564
3.5% 3/1/46 (b)	11,900	12,565
3.5% 3/1/46 (b)	12,700	13,409
3.5% 3/1/46 (b)	6,100	6,441
3.5% 3/1/46 (b)	7,300	7,708
3.5% 3/1/46 (b)	1,600	1,689
4% 7/20/33 to 7/20/45	50,826	54,466
4% 3/1/46 (b)	1,200	1,282
4% 3/1/46 (b)	6,200	6,621
4% 3/1/46 (b)	2,200	2,350
4.5% 8/15/33 to 5/20/41	31,098	33,988
5% 9/20/33 to 6/15/41	9,833	11,079
5.5% 10/15/33 to 9/15/39	2,893	3,284
6.5% 10/15/34 to 7/15/36	184	217
7% 2/15/24 to 4/20/32	836	996
7.5% 12/15/21 to 12/15/29	307	362
8% 6/15/21 to 12/15/25	175	205
8.5% 1/15/17 to 10/15/28	139	166
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	1	1
		254,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $953,105)		969,169

Asset-Backed Securities - 6.8%
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (d)	$3,270	$3,271
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (d)	4,058	4,048
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (d)	1,203	1,202
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (d)	1,788	1,787
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (d)	3,696	3,675
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (d)	629	629
Series 2013-D Class A, 1.54% 7/16/18 (d)	1,061	1,059
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (d)	8,651	8,633
Drive Auto Receivables Trust Series 2015-DA Class A2A, 1.23% 6/15/18 (d)	4,782	4,778
Exeter Automobile Receivables Trust:
Series 2014-2A Class A, 1.06% 8/15/18 (d)	679	677
Series 2016-1A Class A, 2.8% 7/15/20 (d)	5,500	5,497
Flagship Credit Auto Trust:
Series 2015-3 Class A, 2.34% 10/15/20 (d)	2,868	2,861
Series 2016-1 Class A, 2.53% 12/15/20 (d)	10,800	10,774
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	45	1
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,084	1,103
Series 2007-CH4 Class A3, 0.5458% 2/25/32 (a)	1,190	1,182
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.7258% 8/25/36 (a)	5,300	5,061
Nationstar HECM Loan Trust:
Series 2015-1A Class A, 3.844% 5/25/18 (d)	6,679	6,646
Series 2016-1A Class A, 3.1294% 2/25/26 (d)	2,138	2,138
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (d)	1,180	1,178
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (d)	6,013	5,991
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.8565% 5/25/35 (a)	1,995	1,926
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	796	792
TOTAL ASSET-BACKED SECURITIES
(Cost $75,077)		74,909

Collateralized Mortgage Obligations - 12.7%
Private Sponsor - 6.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.5665% 6/27/36 (a)(d)	7,033	6,744
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.808% 12/26/35 (a)(d)	1,352	1,369
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6868% 4/26/36 (a)(d)	274	267
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 2.7078% 3/27/36 (a)(d)	$3,479	$3,452
Series 2012-RR5 Class 8A5, 0.6021% 7/26/36 (a)(d)	908	860
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (d)	3,165	3,117
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(d)	6,623	6,629
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.7816% 11/26/35 (a)(d)	4,976	4,930
Series 2014-15R Class 7A3, 1.1596% 10/26/37 (a)(d)	2,285	2,237
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7362% 5/27/35 (a)(d)	494	507
CSMC:
floater Series 2015-1R Class 6A1, 0.7004% 5/27/37 (a)(d)	4,408	4,035
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (d)	3,998	3,955
Series 2014-3R Class 2A1, 1.1216% 5/27/37 (a)(d)	1,223	1,154
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (d)	6,503	6,476
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (d)	181	181
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (a)	320	307
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.9726% 1/26/37 (a)(d)	262	261
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (a)	237	218
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4126% 7/25/19 (a)	1,150	1,158
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (a)	1,291	1,143
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(d)	3,048	3,061
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (d)	906	906
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.8917% 3/26/37 (a)(d)	2,008	1,981
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (a)	122	118
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (a)	4,121	3,949
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	170	171
Series 2003-MS5 Class 1A1, 5% 3/25/18	211	214
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.6097% 9/25/33 (a)	954	943
Series 2005-AR10 Class 2A15, 2.7505% 6/25/35 (a)	5,237	5,332
Series 2005-AR2 Class 1A2, 2.6956% 3/25/35 (a)	223	205
Series 2006-AR10 Class 3A1, 2.7337% 7/25/36 (a)	820	803
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.3738% 6/27/36 (a)(d)	904	888
		67,571
U.S. Government Agency - 6.6%
Fannie Mae:
floater Series 2003-118 Class S, 7.6642% 12/25/33 (a)(e)(f)	325	75
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	623	682
Series 1999-32 Class PL, 6% 7/25/29	561	615
Series 1999-33 Class PK, 6% 7/25/29	359	394
Series 2001-52 Class YZ, 6.5% 10/25/31	43	50
Series 2005-39 Class TE, 5% 5/25/35	904	999
Series 2005-73 Class SA, 16.4169% 8/25/35 (a)(f)	69	89
Series 2006-105 Class MD, 5.5% 6/25/35	176	177
Series 2011-35 Class PA, 4% 2/25/39	293	298
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	620	680
Series 2001-31 Class ZC, 6.5% 7/25/31	266	309
Series 2002-16 Class ZD, 6.5% 4/25/32	89	104
Series 2002-74 Class SV, 7.1142% 11/25/32 (a)(e)	228	43
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	816	105
Series 06-116 Class SG, 6.2042% 12/25/36 (a)(e)(f)	215	42
Series 07-40 Class SE, 6.0042% 5/25/37 (a)(e)(f)	135	23
Series 1993-165 Class SH, 18.5671% 9/25/23 (a)(f)	31	43
Series 2003-21 Class SK, 7.6642% 3/25/33 (a)(e)(f)	101	20
Series 2003-35 Class TQ, 7.0642% 5/25/18 (a)(e)(f)	35	2
Series 2007-57 Class SA, 38.0052% 6/25/37 (a)(f)	434	929
Series 2007-66 Class SB, 36.9852% 7/25/37 (a)(f)	142	281
Series 2008-12 Class SG, 5.9142% 3/25/38 (a)(e)(f)	725	130
Series 2009-114 Class AI, 5% 12/25/23 (e)	180	6
Series 2009-16 Class SA, 5.8142% 3/25/24 (a)(e)(f)	93	2
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	117	5
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	81	6
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	121	8
Series 2010-12 Class AI, 5% 12/25/18 (e)	407	18
Series 2010-135 Class LS, 5.6142% 12/25/40 (a)(e)(f)	663	119
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	853	108
Series 2010-23:
Class AI, 5% 12/25/18 (e)	164	7
Class HI, 4.5% 10/25/18 (e)	125	5
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	366	14
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	263	17
Series 2011-67 Class AI, 4% 7/25/26 (e)	223	23
Series 2011-83 Class DI, 6% 9/25/26 (e)	314	38
Series 2013-N1 Class A, 6.2842% 6/25/35 (a)(e)(f)	689	166
Series 2015-70 Class JC, 3% 10/25/45	3,805	3,970
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (e)	102	4
Series 348 Class 14, 6.5% 8/25/34 (a)(e)	180	39
Series 351:
Class 12, 5.5% 4/25/34 (a)(e)	122	22
Class 13, 6% 3/25/34 (e)	163	33
Series 359 Class 19, 6% 7/25/35 (a)(e)	111	20
Series 384 Class 6, 5% 7/25/37 (e)	410	76
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	691	761
Series 2104 Class PG, 6% 12/15/28	197	216
Series 2121 Class MG, 6% 2/15/29	271	297
Series 2154 Class PT, 6% 5/15/29	472	518
Series 2162 Class PH, 6% 6/15/29	73	80
Series 2520 Class BE, 6% 11/15/32	352	386
Series 2585 Class KS, 7.173% 3/15/23 (a)(e)(f)	33	4
Series 2693 Class MD, 5.5% 10/15/33	5,885	6,661
Series 2802 Class OB, 6% 5/15/34	1,628	1,829
Series 3002 Class NE, 5% 7/15/35	553	609
Series 3189 Class PD, 6% 7/15/36	586	655
Series 3415 Class PC, 5% 12/15/37	169	185
Series 3786 Class HI, 4% 3/15/38 (e)	806	84
Series 3806 Class UP, 4.5% 2/15/41	1,347	1,451
Series 3832 Class PE, 5% 3/15/41	960	1,103
Series 70 Class C, 9% 9/15/20	4	4
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	93	102
Series 2135 Class JE, 6% 3/15/29	352	385
Series 2274 Class ZM, 6.5% 1/15/31	155	180
Series 2281 Class ZB, 6% 3/15/30	130	142
Series 2357 Class ZB, 6.5% 9/15/31	311	366
Series 2502 Class ZC, 6% 9/15/32	346	383
Series 06-3115 Class SM, 6.173% 2/15/36 (a)(e)(f)	177	31
Series 1658 Class GZ, 7% 1/15/24	420	466
Series 2013-4281 Class AI, 4% 12/15/28 (e)	1,900	203
Series 2380 Class SY, 7.773% 11/15/31 (a)(e)(f)	1,278	269
Series 2587 Class IM, 6.5% 3/15/33 (e)	186	38
Series 2844:
Class SC, 44.0245% 8/15/24 (a)(f)	13	23
Class SD, 80.899% 8/15/24 (a)(f)	19	45
Series 2935 Class ZK, 5.5% 2/15/35	1,540	1,763
Series 2947 Class XZ, 6% 3/15/35	645	736
Series 3055 Class CS, 6.163% 10/15/35 (a)(e)	238	44
Series 3244 Class SG, 6.233% 11/15/36 (a)(e)(f)	481	107
Series 3274 Class SM, 6.003% 2/15/37 (a)(e)	278	51
Series 3284 Class CI, 5.693% 3/15/37 (a)(e)	1,057	200
Series 3287 Class SD, 6.323% 3/15/37 (a)(e)(f)	686	143
Series 3297 Class BI, 6.333% 4/15/37 (a)(e)(f)	1,004	211
Series 3336 Class LI, 6.153% 6/15/37 (a)(e)	449	71
Series 3772 Class BI, 4.5% 10/15/18 (e)	252	11
Series 3949 Class MK, 4.5% 10/15/34	392	425
Series 3955 Class YI, 3% 11/15/21 (e)	1,435	80
Series 4471 Class PA 4% 12/15/40	5,973	6,351
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	258	298
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	3,238	3,654
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2645% 6/16/37 (a)(e)(f)	232	40
Series 2010-H17 Class FA, 0.7519% 7/20/60 (a)(g)	282	277
Series 2010-H18 Class AF, 0.551% 9/20/60 (a)(g)	346	340
Series 2010-H19 Class FG, 0.551% 8/20/60 (a)(g)	401	395
Series 2011-H13 Class FA, 0.751% 4/20/61 (a)(g)	168	167
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (e)	523	53
sequential payer:
Series 2002-24 Class SK, 7.5245% 4/16/32 (a)(e)(f)	1,139	251
Series 2002-42 Class ZA, 6% 6/20/32	412	476
Series 2004-24 Class ZM, 5% 4/20/34	844	939
Series 1999-40 Class SE, 8.5195% 11/16/29 (a)(e)(f)	194	7
Series 2001-3 Class S, 7.6745% 2/16/31 (a)(e)	259	54
Series 2001-36:
Class SB, 7.6745% 12/16/23 (a)(e)(f)	660	119
Class SP, 8.3245% 9/16/26 (a)(e)	458	71
Series 2001-38 Class SB, 7.1545% 8/16/31 (a)(e)(f)	422	85
Series 2001-41 Class SG, 8.3195% 9/16/31 (a)(e)	220	28
Series 2001-49:
Class SC, 7.1745% 12/16/25 (a)(e)(f)	869	148
Class SL, 7.1745% 5/16/30 (a)(e)(f)	1,178	233
Class SV, 7.8245% 12/16/28 (a)(e)(f)	321	21
Series 2001-50:
Class SD, 7.768% 11/20/31 (a)(e)(f)	609	155
Class ST, 7.2745% 8/16/27 (a)(e)(f)	261	55
Series 2002-5 Class SP, 7.0245% 1/16/32 (a)(e)(f)	419	74
Series 2004-32 Class GS, 6.0745% 5/16/34 (a)(e)(f)	394	83
Series 2004-73 Class AL, 6.7695% 8/17/34 (a)(e)(f)	149	37
Series 2010-98 Class HS, 6.174% 8/20/40 (a)(e)	726	129
Series 2011-52 Class HI, 7% 4/16/41 (e)	1,570	360
Series 2012-76 Class GS, 6.2745% 6/16/42 (a)(e)(f)	764	153
Series 2012-97 Class JS, 5.8245% 8/16/42 (a)(e)(f)	2,686	489
Series 2013-124:
Class ES, 8.0987% 4/20/39 (a)(f)	1,482	1,641
Class ST, 8.232% 8/20/39 (a)(f)	2,784	3,216
Series 2013-147 Class A/S, 5.724% 10/20/43 (a)(e)	1,258	196
Series 2013-160 Class MS, 5.774% 9/20/32 (a)(e)(f)	2,211	435
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	13,353	13,627
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	5,131	5,239
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.124% 7/20/40 (a)(e)	794	139
		72,149
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $137,675)		139,720

Commercial Mortgage Securities - 12.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (a)(e)	673	5
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (a)	2,102	2,117
Series 2007-2 Class A4, 5.79% 4/10/49 (a)	1,293	1,311
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (d)	5,587	5,749
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.7458% 7/25/37 (a)(d)	38	29
Class M2, 0.7758% 7/25/37 (a)(d)	40	29
Class M3, 0.8058% 7/25/37 (a)(d)	65	32
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.827% 12/15/27 (a)(d)	8,859	8,830
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	163	164
Series 2007-CD4 Class A4, 5.322% 12/11/49	3,940	4,026
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.324% 6/11/27 (a)(d)	5,000	4,876
Series 2013-CR10 Class XA, 1.1309% 8/10/46 (a)(e)	10,374	442
Series 2014-CR19 Class XA, 1.4501% 8/10/47 (a)(e)	15,637	1,054
Series 2014-CR20 Class XA, 1.3593% 11/10/47 (a)(e)	13,165	923
Series 2014-LC17 Class XA, 1.1645% 10/10/47 (a)(e)	14,979	739
Series 2014-UBS4 Class XA, 1.4292% 8/10/47 (a)(e)	13,158	906
Series 2014-UBS6 Class XA, 1.2201% 12/10/47 (a)(e)	8,827	537
Series 2015-PC1 Class A5, 3.902% 7/10/50	3,400	3,598
CSMC Series 2015-TOWN:
Class A, 1.677% 3/15/17 (a)(d)	7,804	7,713
Class B, 2.327% 3/15/17 (a)(d)	185	179
Class C, 2.677% 3/15/17 (a)(d)	180	172
Class D, 3.627% 3/15/17 (a)(d)	273	259
Freddie Mac:
sequential payer:
Series K030 Class A2, 3.25% 4/25/23	1,640	1,764
Series K033 Class A2, 3.06% 7/25/23	8,600	9,129
Series K034 Class A2, 3.531% 7/25/23	5,549	6,062
Series K035 Class A2, 3.458% 8/25/23	1,022	1,111
Series K032 Class A2, 3.31% 5/25/23	1,628	1,755
Series K036 Class A2, 3.527% 10/25/23	2,681	2,927
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	1,630	1,764
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.7255% 12/15/16 (a)(d)	12,633	12,512
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (d)	7,000	7,167
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	914	928
Series 2007-C1 Class A1A, 5.483% 12/10/49 (a)	4,802	4,930
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (a)(d)	513	505
Series 2015-GC34 Class XA, 1.5357% 10/10/48 (a)(e)	10,680	1,020
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6755% 11/15/29 (a)(d)	844	839
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class XA, 1.9192% 6/15/45 (a)(e)	46,578	3,011
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.3305% 4/15/27 (a)(d)	5,000	4,938
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,306	1,315
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	930	936
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (a)	4,140	4,223
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,508	2,616
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (a)	175	179
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.3069% 10/15/48 (a)(e)	13,837	1,078
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 6.1142% 6/11/49 (a)	1,633	1,691
SCG Trust Series 2013-SRP1 Class A, 1.8255% 11/15/26 (a)(d)	2,783	2,771
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	6,833	6,959
Series 2007-C31:
Class A4, 5.509% 4/15/47	313	319
Class A5, 5.5% 4/15/47	8,506	8,754
Series 2007-C32 Class A3, 5.8991% 6/15/49 (a)	1,150	1,175
Series 2007-C33 Class A4, 6.1491% 2/15/51 (a)	1,786	1,845
Series 2006-C27 Class A1A, 5.749% 7/15/45 (a)	1,771	1,779
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.2791% 11/15/48 (a)(e)	11,180	865
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $141,740)		140,557
	Shares	Value (000s)

Fixed-Income Funds - 0.2%
Fidelity Mortgage Backed Securities Central Fund (h)
(Cost $1,653)	15,043	1,656
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 3.1%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $34,343)	34,343	34,343
TOTAL INVESTMENT PORTFOLIO - 123.8%
(Cost $1,343,593)		1,360,354
NET OTHER ASSETS (LIABILITIES) - (23.8)%		(261,088)
NET ASSETS - 100%		$1,099,266

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(7,700)	$(8,069)
3.5% 3/1/46	(7,700)	(8,069)
4% 3/1/46	(100)	(107)
4% 3/1/46	(100)	(107)
4% 3/1/46	(5,400)	(5,762)
4% 3/1/46	(4,750)	(5,068)
4% 3/1/46	(50)	(53)
4% 3/1/46	(9,500)	(10,134)
4.5% 3/1/46	(6,200)	(6,734)

TOTAL FANNIE MAE		(44,103)

Freddie Mac
4% 3/1/46	(719)	(766)
4% 3/1/46	(481)	(513)
4% 3/1/46	(3,600)	(3,836)

TOTAL FREDDIE MAC		(5,115)

Ginnie Mae
4% 3/1/46	(5,200)	(5,553)
4% 3/1/46	(2,200)	(2,350)
4% 3/1/46	(2,200)	(2,350)

TOTAL GINNIE MAE		(10,253)

TOTAL TBA SALE COMMITMENTS
(Proceeds $59,497)		$(59,471)

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Mar. 2018	$30,200	3-month LIBOR	1.5%	$(208)	$0	$(208)
LCH	Mar. 2019	11,800	3-month LIBOR	1.75%	(161)	0	(161)
LCH	Mar. 2021	13,800	3-month LIBOR	2%	(388)	0	(388)
LCH	Mar. 2026	2,350	3-month LIBOR	2.5%	(137)	0	(137)
LCH	Mar. 2046	830	3-month LIBOR	2.75%	(102)	0	(102)

TOTAL INTEREST RATE SWAPS					$(996)	$0	$(996)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $79,203,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,119,000.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,247,000 or 15.9% of net assets.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$21
Total	$21

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,622	$21	$--	$1,656	0.0%
Total	$1,622	$21	$--	$1,656

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$969,169	$--	$969,169	$--
Asset-Backed Securities	74,909	--	74,909	--
Collateralized Mortgage Obligations	139,720	--	139,720	--
Commercial Mortgage Securities	140,557	--	140,557	--
Fixed-Income Funds	1,656	1,656	--	--
Cash Equivalents	34,343	--	34,343	--
Total Investments in Securities:	$1,360,354	$1,656	$1,358,698	$--
Derivative Instruments:
Liabilities
Swaps	$(996)	$--	$(996)	$--
Total Liabilities	$(996)	$--	$(996)	$--
Total Derivative Instruments:	$(996)	$--	$(996)	$--
Other Financial Instruments:
TBA Sale Commitments	$(59,471)	$--	$(59,471)	$--
Total Other Financial Instruments:	$(59,471)	$--	$(59,471)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps(a)	$0	$(996)
Total Interest Rate Risk	0	(996)
Total Value of Derivatives	$0	$(996)

 (a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$34,343,000 due 3/01/16 at 0.40%	(Amounts in thousands)
Commerz Markets LLC	$34,343
$34,343

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $34,343) — See accompanying schedule: Unaffiliated issuers (cost $1,341,940)	$1,358,698
Fidelity Central Funds (cost $1,653)	1,656
Total Investments (cost $1,343,593)		$1,360,354
Cash		144
Receivable for investments sold
Regular delivery		13,410
Delayed delivery		5,112
Receivable for TBA sale commitments		59,497
Receivable for fund shares sold		1,411
Interest receivable		3,141
Distributions receivable from Fidelity Central Funds		4
Receivable from investment adviser for expense reductions		29
Total assets		1,443,102
Liabilities
Payable for investments purchased
Regular delivery	$19,449
Delayed delivery	263,501
TBA sale commitments, at value	59,471
Payable for fund shares redeemed	835
Distributions payable	126
Accrued management fee	281
Distribution and service plan fees payable	29
Payable for daily variation margin for derivative instruments	11
Other affiliated payables	133
Total liabilities		343,836
Net Assets		$1,099,266
Net Assets consist of:
Paid in capital		$1,160,117
Distributions in excess of net investment income		(2,190)
Accumulated undistributed net realized gain (loss) on investments		(74,452)
Net unrealized appreciation (depreciation) on investments		15,791
Net Assets		$1,099,266
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($44,125 ÷ 3,885.80 shares)		$11.36
Maximum offering price per share (100/96.00 of $11.36)		$11.83
Class T:
Net Asset Value and redemption price per share ($24,125 ÷ 2,120.29 shares)		$11.38
Maximum offering price per share (100/96.00 of $11.38)		$11.85
Class B:
Net Asset Value and offering price per share ($714 ÷ 62.89 shares)(a)		$11.35
Class C:
Net Asset Value and offering price per share ($18,644 ÷ 1,644.40 shares)(a)		$11.34
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($932,567 ÷ 81,918.64 shares)		$11.38
Class I:
Net Asset Value, offering price and redemption price per share ($79,091 ÷ 6,972.41 shares)		$11.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$14,700
Income from Fidelity Central Funds		21
Total income		14,721
Expenses
Management fee	$1,616
Transfer agent fees	575
Distribution and service plan fees	161
Fund wide operations fee	201
Independent trustees' compensation	2
Miscellaneous	9
Total expenses before reductions	2,564
Expense reductions	(28)	2,536
Net investment income (loss)		12,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,193
Swaps	(2,480)
Total net realized gain (loss)		3,713
Change in net unrealized appreciation (depreciation) on: Investment securities	4,128
Swaps	437
Delayed delivery commitments	(68)
Total change in net unrealized appreciation (depreciation)		4,497
Net gain (loss)		8,210
Net increase (decrease) in net assets resulting from operations		$20,395

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,185	$22,215
Net realized gain (loss)	3,713	9,548
Change in net unrealized appreciation (depreciation)	4,497	(7,250)
Net increase (decrease) in net assets resulting from operations	20,395	24,513
Distributions to shareholders from net investment income	(13,351)	(21,563)
Distributions to shareholders from net realized gain	(552)	(244)
Total distributions	(13,903)	(21,807)
Share transactions - net increase (decrease)	89,918	86,045
Total increase (decrease) in net assets	96,410	88,751
Net Assets
Beginning of period	1,002,856	914,105
End of period (including distributions in excess of net investment income of $2,190 and distributions in excess of net investment income of $1,024, respectively)	$1,099,266	$1,002,856

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.24	$10.89	$11.34	$11.14	$10.91
Income from Investment Operations
Net investment income (loss)A	.115	.223	.239	.169	.278	.323
Net realized and unrealized gain (loss)	.089	.047	.341	(.457)	.206	.235
Total from investment operations	.204	.270	.580	(.288)	.484	.558
Distributions from net investment income	(.128)	(.217)	(.230)	(.162)	(.284)	(.328)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.134)	(.220)	(.230)	(.162)	(.284)	(.328)
Net asset value, end of period	$11.36	$11.29	$11.24	$10.89	$11.34	$11.14
Total ReturnB,C,D	1.82%	2.41%	5.37%	(2.57)%	4.41%	5.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.81%	.81%	.79%	.81%	.82%
Expenses net of fee waivers, if any	.80%G	.81%	.81%	.79%	.81%	.82%
Expenses net of all reductions	.80%G	.81%	.81%	.79%	.81%	.82%
Net investment income (loss)	2.05%G	1.97%	2.15%	1.51%	2.48%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$44	$38	$41	$50	$60	$59
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.27	$10.92	$11.37	$11.16	$10.93
Income from Investment Operations
Net investment income (loss)A	.115	.225	.242	.173	.281	.326
Net realized and unrealized gain (loss)	.089	.037	.340	(.458)	.216	.235
Total from investment operations	.204	.262	.582	(.285)	.497	.561
Distributions from net investment income	(.128)	(.219)	(.232)	(.165)	(.287)	(.331)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.134)	(.222)	(.232)	(.165)	(.287)	(.331)
Net asset value, end of period	$11.38	$11.31	$11.27	$10.92	$11.37	$11.16
Total ReturnB,C,D	1.82%	2.33%	5.38%	(2.54)%	4.52%	5.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.77%	.78%	.79%
Expenses net of all reductions	.80%G	.79%	.79%	.77%	.78%	.79%
Net investment income (loss)	2.05%G	1.98%	2.17%	1.53%	2.50%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$24	$20	$22	$26	$31	$37
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.24	$10.89	$11.34	$11.14	$10.91
Income from Investment Operations
Net investment income (loss)A	.076	.145	.162	.090	.200	.248
Net realized and unrealized gain (loss)	.088	.037	.342	(.457)	.207	.235
Total from investment operations	.164	.182	.504	(.367)	.407	.483
Distributions from net investment income	(.088)	(.139)	(.154)	(.083)	(.207)	(.253)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.094)	(.142)	(.154)	(.083)	(.207)	(.253)
Net asset value, end of period	$11.35	$11.28	$11.24	$10.89	$11.34	$11.14
Total ReturnB,C,D	1.46%	1.62%	4.65%	(3.25)%	3.69%	4.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%G	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%G	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.35%G	1.28%	1.46%	.80%	1.79%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$1	$1	$1	$2	$4	$5
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.23	$10.88	$11.33	$11.12	$10.90
Income from Investment Operations
Net investment income (loss)A	.073	.141	.160	.088	.197	.244
Net realized and unrealized gain (loss)	.089	.037	.342	(.457)	.217	.226
Total from investment operations	.162	.178	.502	(.369)	.414	.470
Distributions from net investment income	(.086)	(.135)	(.152)	(.081)	(.204)	(.250)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.092)	(.138)	(.152)	(.081)	(.204)	(.250)
Net asset value, end of period	$11.34	$11.27	$11.23	$10.88	$11.33	$11.12
Total ReturnB,C,D	1.44%	1.59%	4.64%	(3.28)%	3.76%	4.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54%G	1.53%	1.52%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.54%G	1.53%	1.52%	1.52%	1.53%	1.53%
Net investment income (loss)	1.31%G	1.25%	1.44%	.78%	1.76%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$19	$16	$17	$17	$18	$15
Portfolio turnover rateH	411%G	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.27	$10.92	$11.37	$11.17	$10.94
Income from Investment Operations
Net investment income (loss)A	.135	.264	.279	.209	.318	.364
Net realized and unrealized gain (loss)	.089	.037	.341	(.458)	.206	.234
Total from investment operations	.224	.301	.620	(.249)	.524	.598
Distributions from net investment income	(.148)	(.258)	(.270)	(.201)	(.324)	(.368)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.154)	(.261)	(.270)	(.201)	(.324)	(.368)
Net asset value, end of period	$11.38	$11.31	$11.27	$10.92	$11.37	$11.17
Total ReturnB,C	1.99%	2.68%	5.73%	(2.23)%	4.77%	5.59%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.40%F	2.33%	2.51%	1.85%	2.84%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$933	$856	$785	$778	$850	$765
Portfolio turnover rateG	411%F	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.23	$10.88	$11.33	$11.13	$10.90
Income from Investment Operations
Net investment income (loss)A	.132	.256	.271	.200	.311	.354
Net realized and unrealized gain (loss)	.088	.038	.342	(.456)	.207	.235
Total from investment operations	.220	.294	.613	(.256)	.518	.589
Distributions from net investment income	(.144)	(.251)	(.263)	(.194)	(.318)	(.359)
Distributions from net realized gain	(.006)	(.003)	–	–	–	–
Total distributions	(.150)	(.254)	(.263)	(.194)	(.318)	(.359)
Net asset value, end of period	$11.34	$11.27	$11.23	$10.88	$11.33	$11.13
Total ReturnB,C	1.97%	2.64%	5.69%	(2.30)%	4.73%	5.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.50%	.51%	.51%	.50%	.53%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.51%	.50%	.53%
Expenses net of all reductions	.50%F	.50%	.51%	.51%	.50%	.53%
Net investment income (loss)	2.35%F	2.28%	2.45%	1.79%	2.79%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$79	$72	$48	$34	$12	$7
Portfolio turnover rateG	411%F	439%	398%	474%	451%	490%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$21,912
Gross unrealized depreciation	(5,152)
Net unrealized appreciation (depreciation) on securities	$16,760
Tax cost	$1,343,594

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(73,463)
No expiration
Long-term	(3,849)
Total capital loss carryforward	$(77,312)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps(a)	$(2,480)	$437

 (a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $95,240 and $74,217, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$47	$–(a)
Class T	-%	.25%	28	–
Class B	.65%	.25%	3	2
Class C	.75%	.25%	83	1
			$161	$3

 (a) Values shown as $0 may reflect amounts less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class T	2
Class B(a)	1
Class C(a)	1
$6

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$37.20
Class T	22.20
Class B	1.25
Class C	15.18
Fidelity Mortgage Securities Fund	444.10
Class I	56.15
	$575

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$428	$748
Class T	256	417
Class B	6	14
Class C	126	202
Fidelity Mortgage Securities Fund	11,589	18,864
Class I	946	1,318
Total	$13,351	$21,563
From net realized gain
Class A	$20	$10
Class T	13	6
Class C	9	5
Fidelity Mortgage Securities Fund	471	210
Class I	39	13
Total	$552	$244

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	1,036	563	$11,746	$6,368
Reinvestment of distributions	35	59	399	669
Shares redeemed	(577)	(872)	(6,530)	(9,855)
Net increase (decrease)	494	(250)	$5,615	$(2,818)
Class T
Shares sold	772	285	$8,778	$3,225
Reinvestment of distributions	23	36	258	409
Shares redeemed	(486)	(458)	(5,477)	(5,196)
Net increase (decrease)	309	(137)	$3,559	$(1,562)
Class B
Shares sold	10	5	$101	$68
Reinvestment of distributions	–(a)	1	4	9
Shares redeemed	(20)	(55)	(224)	(625)
Net increase (decrease)	(10)	(49)	$(119)	$(548)
Class C
Shares sold	464	358	$5,253	$4,044
Reinvestment of distributions	10	15	113	166
Shares redeemed	(209)	(502)	(2,363)	(5,678)
Net increase (decrease)	265	(129)	$3,003	$(1,468)
Fidelity Mortgage Securities Fund
Shares sold	12,675	20,281	$143,608	$230,420
Reinvestment of distributions	1,004	1,582	11,378	17,954
Shares redeemed	(7,440)	(15,790)	(84,239)	(179,084)
Net increase (decrease)	6,239	6,073	$70,747	$69,290
Class I
Shares sold	892	3,034	$10,069	$34,395
Reinvestment of distributions	85	114	959	1,290
Shares redeemed	(347)	(1,110)	(3,915)	(12,534)
Net increase (decrease)	630	2,038	$7,113	$23,151

 (a) Values shown as 0 may reflect amounts less than 500.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.80%
Actual		$1,000.00	$1,018.20	$4.01
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class T	.80%
Actual		$1,000.00	$1,018.20	$4.01
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class B	1.50%
Actual		$1,000.00	$1,014.60	$7.51
Hypothetical-C		$1,000.00	$1,017.40	$7.52
Class C	1.54%
Actual		$1,000.00	$1,014.40	$7.71
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$1,019.90	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,019.70	$2.51
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MOR-SANN-0416
1.703537.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 25, 2016